UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.5%)
	McDonald's Corp.	10,735,748	662,396
	The Walt Disney Co.	17,911,696	549,710
	Comcast Corp. Class A	27,705,168	543,852
	Time Warner, Inc.	34,200,388	448,367
	Home Depot, Inc.	16,212,929	419,753
	Target Corp.	7,203,648	353,339
	Lowe's Cos., Inc.	13,990,884	331,444
	News Corp., Class A	21,923,632	262,864
	NIKE, Inc. Class B	3,750,168	250,886
*	Amazon.com, Inc.	3,053,527	222,175
	Johnson Controls, Inc.	5,667,890	171,907
	Staples, Inc.	6,787,331	152,715
	Carnival Corp.	4,170,929	147,442
	Yum! Brands, Inc.	4,474,260	145,906
*	Viacom Inc. Class B	5,855,313	145,446
*	DIRECTV Group, Inc.	5,510,111	144,200
*	Kohl's Corp.	2,912,639	134,214
	TJX Cos., Inc.	4,010,477	122,400
	Best Buy Co., Inc.	3,224,331	120,912
	Omnicom Group Inc.	3,043,152	117,344
*,^	Ford Motor Co.	21,658,383	112,624
*	Starbucks Corp.	6,940,739	103,209
	The McGraw-Hill Cos., Inc.	3,036,901	95,996
	CBS Corp.	6,410,316	93,462
	Harley-Davidson, Inc.	2,253,649	84,061
	Fortune Brands, Inc.	1,435,801	82,358
*	Coach, Inc.	3,221,421	80,664
	The Gap, Inc.	4,497,108	79,959
*	Bed Bath & Beyond, Inc.	2,470,656	77,603
	Marriott International, Inc. Class A	2,825,685	73,722
	Macy's Inc.	4,009,387	72,089
	H & R Block, Inc.	3,142,388	70,861
	J.C. Penney Co., Inc. (Holding Co.)	2,110,121	70,351
	VF Corp.	832,823	64,386
	Mattel, Inc.	3,451,270	62,261
	Genuine Parts Co.	1,547,188	62,212
*	Apollo Group, Inc. Class A	1,017,138	60,316
	Whirlpool Corp.	712,615	56,503
	Sherwin-Williams Co.	945,095	54,022
*	GameStop Corp. Class A	1,564,559	53,524
^	General Motors Corp.	5,393,355	50,967
*,^	Sears Holdings Corp.	544,763	50,935
	International Game Technology	2,957,666	50,813
	Starwood Hotels & Resorts Worldwide, Inc.	1,782,842	50,169
*	AutoZone Inc.	400,087	49,347

	Limited Brands, Inc.	2,733,217	47,339
	Newell Rubbermaid, Inc.	2,630,348	45,400
	Nordstrom, Inc.	1,527,331	44,018
	Tiffany & Co.	1,188,483	42,215
	Eastman Kodak Co.	2,736,759	42,091
	Hasbro, Inc.	1,202,534	41,752
	Darden Restaurants Inc.	1,335,681	38,241
	Gannett Co., Inc.	2,181,538	36,890
	Polo Ralph Lauren Corp.	545,426	36,347
*	The Goodyear Tire & Rubber Co.	2,284,768	34,980
	Black & Decker Corp.	575,337	34,952
*	Interpublic Group of Cos., Inc.	4,483,968	34,751
	D. R. Horton, Inc.	2,607,728	33,953
	Leggett & Platt, Inc.	1,539,474	33,545
	Abercrombie & Fitch Co.	819,946	32,347
	Washington Post Co. Class B	57,413	31,965
	Family Dollar Stores, Inc.	1,335,469	31,651
	Scripps Networks Interactive	857,502	31,136
	The Stanley Works	744,493	31,075
*	Expedia, Inc.	1,984,196	29,981
	Snap-On Inc.	549,339	28,928
	Pulte Homes, Inc.	2,034,180	28,417
	Wyndham Worldwide Corp.	1,689,571	26,543
*	Big Lots Inc.	775,130	21,572
	RadioShack Corp.	1,243,881	21,494
^	Lennar Corp. Class A	1,319,367	20,041
	Harman International Industries, Inc.	555,805	18,936
	Centex Corp.	1,162,257	18,829
^	New York Times Co. Class A	1,115,413	15,939
*	Office Depot, Inc.	2,600,732	15,136
	Liz Claiborne, Inc.	904,391	14,859
	Jones Apparel Group, Inc.	796,375	14,741
^	KB Home	732,813	14,422
*,^	AutoNation, Inc.	1,032,005	11,600
^	Meredith Corp.	345,522	9,692
*	Wendy's/Arby's Group, Inc.	1,615,663	8,498
^	Dillard's Inc.	545,297	6,435
	Comcast Corp. Special Class A	150,777	2,973
*	Viacom Inc. Class A	71,693	1,782
	CBS Corp. Class A	71,693	1,049
	News Corp., Class B	9,800	119
			8,246,320
Consumer Staples (12.2%)
	The Procter & Gamble Co.	28,964,509	2,018,537
	Wal-Mart Stores, Inc.	21,404,848	1,281,936
	PepsiCo, Inc.	14,943,921	1,065,053
	The Coca-Cola Co.	18,975,717	1,003,436
	Philip Morris International Inc.	19,675,618	946,397
	Kraft Foods Inc.	14,491,361	474,592
	CVS/Caremark Corp.	13,699,798	461,135
	Anheuser-Busch Cos., Inc.	6,863,660	445,314
	Altria Group, Inc.	19,661,435	390,083

	Colgate-Palmolive Co.	4,827,552	363,756
	Walgreen Co.	9,449,090	292,544
	Costco Wholesale Corp.	4,150,178	269,471
	Kimberly-Clark Corp.	3,963,513	256,994
	General Mills, Inc.	3,214,442	220,896
	Sysco Corp.	5,754,416	177,409
	The Kroger Co.	6,262,421	172,091
	Avon Products, Inc.	4,062,952	168,897
	H.J. Heinz Co.	2,986,408	149,052
	Archer-Daniels-Midland Co.	6,130,572	134,321
	Kellogg Co.	2,390,216	134,091
	Wm. Wrigley Jr. Co.	1,640,453	130,252
	Lorillard, Inc.	1,655,069	117,758
	Safeway, Inc.	4,156,186	98,585
	UST, Inc.	1,410,637	93,864
	Sara Lee Corp.	6,734,329	85,055
	ConAgra Foods, Inc.	4,334,190	84,343
	The Clorox Co.	1,317,150	82,572
	Reynolds American Inc.	1,628,404	79,173
	Campbell Soup Co.	2,024,918	78,162
	Molson Coors Brewing Co. Class B	1,442,776	67,450
	The Hershey Co.	1,584,698	62,659
	The Estee Lauder Cos. Inc. Class A	1,086,152	54,210
	Brown-Forman Corp. Class B	751,327	53,953
	Coca-Cola Enterprises, Inc.	3,037,049	50,931
	McCormick & Co., Inc.	1,215,671	46,743
	SuperValu Inc.	2,011,993	43,660
*	Constellation Brands, Inc. Class A	1,846,978	39,636
	The Pepsi Bottling Group, Inc.	1,293,848	37,742
	Tyson Foods, Inc.	2,873,760	34,313
*	Dean Foods Co.	1,440,458	33,649
	Wm. Wrigley Jr. Co. Class B	415,980	32,862
^	Whole Foods Market, Inc.	1,328,216	26,604
*	Dr. Pepper Snapple Group, Inc.	4,519	120
			11,860,301
Energy (13.4%)
	ExxonMobil Corp.	49,580,228	3,850,401
	Chevron Corp.	19,611,264	1,617,537
	ConocoPhillips Co.	14,507,548	1,062,678
	Schlumberger Ltd.	11,450,940	894,204
	Occidental Petroleum Corp.	7,799,564	549,479
	Devon Energy Corp.	4,217,197	384,608
*	Transocean, Inc.	3,045,319	334,498
	Apache Corp.	3,192,497	332,914
	Halliburton Co.	8,370,311	271,114
	Marathon Oil Corp.	6,742,795	268,835
	XTO Energy, Inc.	5,250,791	244,267
	Hess Corp.	2,705,571	222,073
	Anadarko Petroleum Corp.	4,477,877	217,222
	EOG Resources, Inc.	2,378,485	212,779
*	National Oilwell Varco Inc.	3,989,913	200,413
	Chesapeake Energy Corp.	4,982,565	178,675

	Baker Hughes, Inc.	2,946,220	178,364
*	Weatherford International Ltd.	6,497,193	163,339
	Valero Energy Corp.	5,002,599	151,579
	Spectra Energy Corp.	5,868,985	139,682
	Williams Cos., Inc.	5,500,805	130,094
	Smith International, Inc.	2,062,460	120,943
	Murphy Oil Corp.	1,817,802	116,594
	Peabody Energy Corp.	2,588,384	116,477
	Noble Corp.	2,556,965	112,251
*	Southwestern Energy Co.	3,286,936	100,383
	Noble Energy, Inc.	1,637,033	91,003
	El Paso Corp.	6,668,931	85,096
	CONSOL Energy, Inc.	1,741,218	79,904
*	Cameron International Corp.	2,064,091	79,550
	ENSCO International, Inc.	1,370,344	78,973
*	Nabors Industries, Inc.	2,678,993	66,760
	Range Resources Corp.	1,472,044	63,107
	Pioneer Natural Resources Co.	1,081,949	56,564
	BJ Services Co.	2,786,354	53,303
	Sunoco, Inc.	1,119,278	39,824
	Cabot Oil & Gas Corp.	984,622	35,584
	Rowan Cos., Inc.	1,059,430	32,366
	Massey Energy Co.	810,021	28,893
^	Tesoro Corp.	1,309,616	21,596
			12,983,926
Financials (15.8%)
	JPMorgan Chase & Co.	34,949,203	1,632,128
	Bank of America Corp.	43,529,338	1,523,527
	Wells Fargo & Co.	31,586,258	1,185,432
	Citigroup, Inc.	51,979,960	1,066,109
	U.S. Bancorp	16,628,984	598,976
	The Goldman Sachs Group, Inc.	4,147,095	530,828
	American Express Co.	11,066,998	392,104
	Merrill Lynch & Co., Inc.	14,618,775	369,855
	MetLife, Inc.	6,554,832	367,071
	Bank of New York Mellon Corp.	10,939,951	356,424
	Prudential Financial, Inc.	4,075,924	293,466
	AFLAC Inc.	4,552,042	267,432
	The Travelers Cos., Inc.	5,647,160	255,252
	PNC Financial Services Group	3,311,986	247,405
	Morgan Stanley	10,600,692	243,816
	The Allstate Corp.	5,175,984	238,716
	CME Group, Inc.	641,226	238,222
	State Street Corp.	4,126,960	234,741
	Charles Schwab Corp.	8,917,619	231,858
	Simon Property Group, Inc. REIT	2,150,938	208,641
^	BB&T Corp.	5,252,359	198,539
	The Chubb Corp.	3,441,690	188,949
	Capital One Financial Corp.	3,586,562	182,915
	Marsh & McLennan Cos., Inc.	4,895,932	155,495
	Northern Trust Corp.	2,110,006	152,342
	SunTrust Banks, Inc.	3,376,146	151,893

	Loews Corp.	3,448,512	136,182
	T. Rowe Price Group Inc.	2,473,945	132,876
	Franklin Resources Corp.	1,453,470	128,094
	Aon Corp.	2,650,521	119,167
	Vornado Realty Trust REIT	1,307,301	118,899
	Public Storage, Inc. REIT	1,195,374	118,354
	The Hartford Financial Services Group Inc.	2,876,006	117,887
	Equity Residential REIT	2,586,103	114,849
	Progressive Corp. of Ohio	6,453,087	112,284
	The Principal Financial Group, Inc.	2,471,439	107,483
	Boston Properties, Inc. REIT	1,138,326	106,616
	Lincoln National Corp.	2,455,837	105,134
	ProLogis REIT	2,497,281	103,063
	NYSE Euronext	2,547,714	99,819
	HCP, Inc. REIT	2,410,141	96,719
	Hudson City Bancorp, Inc.	4,935,164	91,054
	American International Group, Inc.	25,607,153	85,272
	Unum Group	3,300,216	82,835
	Plum Creek Timber Co. Inc. REIT	1,629,659	81,255
	Kimco Realty Corp. REIT	2,174,762	80,336
	Ameriprise Financial, Inc.	2,077,692	79,368
	Invesco, Ltd.	3,704,286	77,716
	Leucadia National Corp.	1,685,258	76,578
	Wachovia Corp.	20,636,181	72,227
	Avalonbay Communities, Inc. REIT	730,910	71,936
	Host Hotels & Resorts Inc. REIT	4,980,009	66,184
^	M & T Bank Corp.	732,447	65,371
	Fifth Third Bancorp	5,475,927	65,163
^	Moody's Corp.	1,890,572	64,279
	Regions Financial Corp.	6,600,910	63,369
	Discover Financial Services	4,559,636	63,014
	Assurant, Inc.	1,135,869	62,473
*	IntercontinentalExchange Inc.	716,927	57,842
	KeyCorp	4,737,648	56,567
*	SLM Corp.	4,438,179	54,767
	XL Capital Ltd. Class A	2,988,899	53,621
	Legg Mason Inc.	1,349,474	51,361
*,^	American Capital Ltd.	1,982,695	50,579
	Torchmark Corp.	835,409	49,957
	Marshall & Ilsley Corp.	2,472,535	49,822
	Comerica, Inc.	1,434,067	47,023
	Cincinnati Financial Corp.	1,557,142	44,285
^	Zions Bancorp	1,092,030	42,262
	Janus Capital Group Inc.	1,530,624	37,164
	Developers Diversified Realty Corp. REIT	1,136,168	36,005
	Genworth Financial Inc.	4,136,202	35,613
	General Growth Properties Inc. REIT	2,179,268	32,907
	Apartment Investment & Management Co. Class A REIT	819,965	28,715
	Huntington Bancshares Inc.	3,485,550	27,849
	Federated Investors, Inc.	820,544	23,656
^	MBIA, Inc.	1,872,503	22,283

*	CB Richard Ellis Group, Inc.	1,653,013	22,101
	Sovereign Bancorp, Inc.	5,204,941	20,559
	CIT Group Inc.	2,690,066	18,723
^	First Horizon National Corp.	1,932,270	18,357
*,^	E*TRADE Financial Corp.	5,114,901	14,322
^	National City Corp.	7,241,624	12,673
^	MGIC Investment Corp.	1,191,582	8,377
^	Washington Mutual, Inc.	8,003,941	654
			15,396,036
Health Care (13.1%)
	Johnson & Johnson	26,675,346	1,848,068
	Pfizer Inc.	64,347,315	1,186,564
	Abbott Laboratories	14,715,031	847,291
	Merck & Co., Inc.	20,451,297	645,443
*	Amgen, Inc.	10,099,653	598,606
	Medtronic, Inc.	10,770,292	539,592
	Wyeth	12,728,469	470,190
	Eli Lilly & Co.	9,550,591	420,513
*	Gilead Sciences, Inc.	8,781,211	400,248
	Bristol-Myers Squibb Co.	18,896,686	393,996
	Baxter International, Inc.	5,991,403	393,216
	UnitedHealth Group Inc.	11,623,226	295,114
	Schering-Plough Corp.	15,517,348	286,605
*	Celgene Corp.	4,342,115	274,769
	Covidien Ltd.	4,796,444	257,857
*	WellPoint Inc.	4,887,550	228,591
*	Thermo Fisher Scientific, Inc.	4,004,996	220,275
*	Medco Health Solutions, Inc.	4,825,975	217,169
*	Genzyme Corp.	2,567,934	207,720
	Becton, Dickinson & Co.	2,323,985	186,523
*	Boston Scientific Corp.	14,324,619	175,763
*	Express Scripts Inc.	2,354,196	173,787
	Cardinal Health, Inc.	3,428,350	168,949
	Aetna Inc.	4,501,653	162,555
	Allergan, Inc.	2,929,316	150,860
	Stryker Corp.	2,361,421	147,117
*	St. Jude Medical, Inc.	3,262,542	141,888
	McKesson Corp.	2,633,713	141,720
*	Biogen Idec Inc.	2,775,418	139,576
*	Zimmer Holdings, Inc.	2,149,886	138,797
	C.R. Bard, Inc.	945,814	89,729
*	Intuitive Surgical, Inc.	371,963	89,636
	CIGNA Corp.	2,632,408	89,449
*	Forest Laboratories, Inc.	2,903,115	82,100
	Quest Diagnostics, Inc.	1,496,661	77,332
*	Laboratory Corp. of America Holdings	1,065,098	74,024
*	Varian Medical Systems, Inc.	1,196,081	68,332
*	Barr Pharmaceuticals Inc.	1,042,347	68,065
*	Humana Inc.	1,612,315	66,427
*	Hospira, Inc.	1,509,411	57,660
	AmerisourceBergen Corp.	1,515,250	57,049
*	DaVita, Inc.	997,500	56,867

	Applied Biosystems Inc.	1,623,516	55,605
*	Waters Corp.	944,789	54,968
*	Coventry Health Care Inc.	1,416,275	46,100
*	Millipore Corp.	523,429	36,012
*,^	Mylan Inc.	2,896,693	33,080
	IMS Health, Inc.	1,734,728	32,804
	PerkinElmer, Inc.	1,127,966	28,165
*	Watson Pharmaceuticals, Inc.	986,556	28,117
*	Patterson Cos.	872,306	26,527
*	King Pharmaceuticals, Inc.	2,341,687	22,433
*	Tenet Healthcare Corp.	3,972,972	22,050
			12,721,893
Industrials (11.1%)
	General Electric Co.	94,960,666	2,421,497
	United Parcel Service, Inc.	9,623,559	605,226
	United Technologies Corp.	9,205,418	552,877
	3M Co.	6,672,275	455,783
	The Boeing Co.	7,066,123	405,242
	Lockheed Martin Corp.	3,178,043	348,536
	Caterpillar, Inc.	5,810,546	346,309
	Union Pacific Corp.	4,860,334	345,861
	Emerson Electric Co.	7,406,882	302,127
	Honeywell International Inc.	7,106,135	295,260
	General Dynamics Corp.	3,795,602	279,432
	Burlington Northern Santa Fe Corp.	2,699,428	249,508
	Norfolk Southern Corp.	3,586,170	237,440
	FedEx Corp.	2,974,515	235,106
	CSX Corp.	3,896,810	212,649
	Raytheon Co.	3,924,674	210,009
	Deere & Co.	4,075,983	201,761
	Northrop Grumman Corp.	3,226,581	195,337
	Illinois Tool Works, Inc.	3,817,386	169,683
	Danaher Corp.	2,435,504	169,024
	Tyco International, Ltd.	4,532,409	158,725
	Waste Management, Inc.	4,673,945	147,183
	PACCAR, Inc.	3,468,327	132,455
	L-3 Communications Holdings, Inc.	1,161,663	114,215
	Precision Castparts Corp.	1,323,806	104,289
	Southwest Airlines Co.	6,970,359	101,140
	ITT Industries, Inc.	1,727,047	96,041
	Fluor Corp.	1,714,404	95,492
	Ingersoll-Rand Co.	3,024,978	94,289
	Eaton Corp.	1,591,878	89,432
	Parker Hannifin Corp.	1,599,072	84,751
	Cummins Inc.	1,930,751	84,412
	C.H. Robinson Worldwide Inc.	1,630,037	83,067
	Rockwell Collins, Inc.	1,525,476	73,360
	Dover Corp.	1,793,091	72,710
	Expeditors International of Washington, Inc.	2,027,442	70,636
	Textron, Inc.	2,366,758	69,299
	Cooper Industries, Inc. Class A	1,657,975	66,236
	Pitney Bowes, Inc.	1,983,093	65,958

*	Jacobs Engineering Group Inc.	1,172,537	63,681
	Masco Corp.	3,449,130	61,877
	Fastenal Co.	1,229,990	60,749
	W.W. Grainger, Inc.	621,757	54,074
	Rockwell Automation, Inc.	1,389,682	51,891
	Goodrich Corp.	1,189,721	49,492
	R.R. Donnelley & Sons Co.	2,012,022	49,355
	Avery Dennison Corp.	1,013,376	45,075
	Equifax, Inc.	1,228,604	42,325
	Pall Corp.	1,146,178	39,417
	Robert Half International, Inc.	1,490,843	36,898
*	Allied Waste Industries, Inc.	3,255,741	36,171
	Cintas Corp.	1,246,519	35,788
	Ryder System, Inc.	541,449	33,570
*	Terex Corp.	929,375	28,365
	The Manitowoc Co., Inc.	1,235,916	19,219
*	Monster Worldwide Inc.	1,188,891	17,726
	Flowserve Corp.	11,866	1,053
*	Raytheon Co. Warrants Exp. 6/16/11	60,569	1,030
			10,770,113
Information Technology (15.9%)
	Microsoft Corp.	74,953,162	2,000,500
	International Business Machines Corp.	12,932,838	1,512,625
*	Cisco Systems, Inc.	56,387,585	1,272,104
	Hewlett-Packard Co.	23,378,300	1,081,013
	Intel Corp.	53,665,800	1,005,160
*	Apple Inc.	8,456,206	961,132
*	Google Inc.	2,281,211	913,671
*	Oracle Corp.	37,404,146	759,678
	QUALCOMM Inc.	15,664,012	673,083
*	Dell Inc.	16,637,512	274,186
	Texas Instruments, Inc.	12,513,209	269,034
*	EMC Corp.	19,791,835	236,710
	Corning, Inc.	15,083,350	235,904
*	eBay Inc.	10,442,884	233,712
*	Yahoo! Inc.	13,246,430	229,163
	Automatic Data Processing, Inc.	4,863,900	207,932
*	Adobe Systems, Inc.	5,067,309	200,007
	Applied Materials, Inc.	12,829,378	194,109
	Western Union Co.	6,960,025	171,704
*	Symantec Corp.	8,010,235	156,840
	Motorola, Inc.	21,624,602	154,400
	Tyco Electronics Ltd.	4,516,387	124,923
	MasterCard, Inc. Class A	690,467	122,441
*	Electronic Arts Inc.	3,033,201	112,198
*	Juniper Networks, Inc.	5,188,370	109,319
*	Agilent Technologies, Inc.	3,419,749	101,430
	Paychex, Inc.	3,055,328	100,918
*	Intuit, Inc.	3,058,491	96,679
	Xerox Corp.	8,353,854	96,320
*	Broadcom Corp.	4,220,291	78,624
	CA, Inc.	3,772,360	75,296

*	Fiserv, Inc.	1,564,760	74,044
	Analog Devices, Inc.	2,764,023	72,832
*	Autodesk, Inc.	2,133,627	71,583
	Linear Technology Corp.	2,115,180	64,851
*	Cognizant Technology Solutions Corp.	2,793,090	63,766
	Xilinx, Inc.	2,646,571	62,062
*	MEMC Electronic Materials, Inc.	2,169,365	61,306
	Altera Corp.	2,866,415	59,277
	Harris Corp.	1,277,427	59,017
*	Computer Sciences Corp.	1,439,897	57,783
*	NetApp, Inc.	3,135,613	57,162
	Amphenol Corp.	1,421,822	57,072
*	NVIDIA Corp.	5,287,340	56,627
*	Sun Microsystems, Inc.	7,211,399	54,807
	KLA-Tencor Corp.	1,659,152	52,512
*	BMC Software, Inc.	1,826,207	52,284
^	Microchip Technology, Inc.	1,764,788	51,938
*	VeriSign, Inc.	1,855,041	48,379
*	salesforce.com, inc.	990,610	47,946
*	Affiliated Computer Services, Inc. Class A	920,801	46,620
*	Citrix Systems, Inc.	1,740,863	43,974
*	SanDisk Corp.	2,144,494	41,925
	Fidelity National Information Services, Inc.	1,817,140	33,544
*	Teradata Corp.	1,709,171	33,329
*	LSI Corp.	6,094,900	32,669
	National Semiconductor Corp.	1,867,307	32,136
	Total System Services, Inc.	1,892,485	31,037
*,^	Advanced Micro Devices, Inc.	5,769,663	30,291
	Molex, Inc.	1,322,889	29,699
*	Micron Technology, Inc.	7,219,818	29,240
*	Akamai Technologies, Inc.	1,590,620	27,740
*	Lexmark International, Inc.	837,597	27,281
*	Compuware Corp.	2,437,377	23,618
*	QLogic Corp.	1,265,257	19,434
*	Novellus Systems, Inc.	962,643	18,906
	Jabil Circuit, Inc.	1,980,928	18,898
*	JDS Uniphase Corp.	2,049,867	17,342
*	Novell, Inc.	3,351,076	17,225
*	Convergys Corp.	1,162,857	17,187
*	Tellabs, Inc.	3,799,913	15,428
*	Teradyne, Inc.	1,611,864	12,589
*	Unisys Corp.	3,349,571	9,211
*	Ciena Corp.	826,376	8,330
	Molex, Inc. Class A	4,051	84
			15,503,800
Materials (3.4%)
	Monsanto Co.	5,250,119	519,657
	E.I. du Pont de Nemours & Co.	8,611,699	347,051
	Dow Chemical Co.	8,829,353	280,597
	Praxair, Inc.	3,010,799	215,995
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,670,011	208,640

	Alcoa Inc.	7,766,425	175,366
	Newmont Mining Corp. (Holding Co.)	4,359,275	168,965
	Air Products & Chemicals, Inc.	2,022,137	138,496
	Weyerhaeuser Co.	2,012,561	121,921
	Nucor Corp.	3,021,893	119,365
	International Paper Co.	4,070,961	106,578
	PPG Industries, Inc.	1,558,301	90,880
	United States Steel Corp.	1,122,454	87,114
	Rohm & Haas Co.	1,184,262	82,898
	Ecolab, Inc.	1,669,508	81,005
^	Vulcan Materials Co.	1,046,504	77,965
	Sigma-Aldrich Corp.	1,206,447	63,242
	CF Industries Holdings, Inc.	537,144	49,127
	Eastman Chemical Co.	728,848	40,130
	MeadWestvaco Corp.	1,637,195	38,163
	Ball Corp.	922,863	36,444
	Sealed Air Corp.	1,515,808	33,333
*	Pactiv Corp.	1,241,070	30,816
	International Flavors & Fragrances, Inc.	751,227	29,643
	Allegheny Technologies Inc.	960,897	28,394
	AK Steel Holding Corp.	1,069,800	27,729
	Bemis Co., Inc.	954,483	24,931
	Hercules, Inc.	1,086,415	21,500
	Ashland, Inc.	532,817	15,580
^	Titanium Metals Corp.	814,926	9,241
			3,270,766
Telecommunication Services (3.0%)
	AT&T Inc.	56,252,608	1,570,573
	Verizon Communications Inc.	27,183,508	872,319
	Sprint Nextel Corp.	27,245,206	166,195
*	American Tower Corp. Class A	3,766,938	135,497
	Embarq Corp.	1,364,833	55,344
	Windstream Corp.	4,203,661	45,988
^	Qwest Communications International Inc.	14,216,060	45,918
	CenturyTel, Inc.	980,229	35,925
	Frontier Communications Corp.	3,021,216	34,744
			2,962,503
Utilities (3.6%)
	Exelon Corp.	6,274,632	392,917
	Southern Co.	7,351,913	277,094
	Dominion Resources, Inc.	5,543,309	237,143
	Duke Energy Corp.	12,090,754	210,742
	FPL Group, Inc.	3,904,919	196,417
	FirstEnergy Corp.	2,913,625	195,184
	Entergy Corp.	1,825,112	162,453
	Public Service Enterprise Group, Inc.	4,841,394	158,749
	American Electric Power Co., Inc.	3,828,283	141,953
	PPL Corp.	3,574,728	132,336
	PG&E Corp.	3,422,574	128,175
	Edison International	3,102,326	123,783
	Sempra Energy	2,351,785	118,695
	Consolidated Edison Inc.	2,607,769	112,030

	Progress Energy, Inc.	2,491,519	107,459
	Xcel Energy, Inc.	4,271,669	85,391
	Ameren Corp.	2,013,348	78,581
*	AES Corp.	6,400,157	74,818
	Questar Corp.	1,644,523	67,294
	DTE Energy Co.	1,554,097	62,350
	Allegheny Energy, Inc.	1,590,469	58,482
	CenterPoint Energy Inc.	3,273,946	47,701
	Pepco Holdings, Inc.	1,910,834	43,777
Constellation Energy Group, Inc.	1,694,653	41,180
NiSource, Inc.	2,609,153	38,511
Integrys Energy Group, Inc.	727,361	36,324
Pinnacle West Capital Corp.	956,496	32,913
TECO Energy, Inc.	2,006,035	31,555
CMS Energy Corp.	2,142,994	26,723
Nicor Inc.	429,799	19,062
*	Dynegy, Inc.	4,707,214	16,852
3,456,644
Total Common Stocks (Cost $71,096,189)	97,172,302

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Temporary Cash Investments (0.6%)
U.S. Agency Obligations (0.0%)
[1,2]	Federal Home Loan Bank	2.433%	11/6/08	25,000	24,919
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund	2.296%	554,056,297	554,056
Total Temporary Cash Investments (Cost $578,996)	578,975
Total Investments (100.6%) (Cost $71,675,185)	97,751,277
[4] Other Assets and Liabilities-Net (-0.6%)	(568,918)
Net Assets (100%)	97,182,359

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $476,216,000.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Securities with a value of $24,919,000 have been segregated as initial margin for open futures contracts.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $508,892,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $71,675,185,000. Net unrealized appreciation of investment securities for tax purposes was $26,076,092,000, consisting of unrealized gains of $37,525,109,000 on securities that had risen in value since their purchase and $11,449,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	200	58,450	(1,375)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1- Quoted prices	97,726,358	(1,375)

Level 2- Other significant observable inputs	24,919	-
Level 3- Significant unobservable inputs	-	-
Total	97,751,277	(1,375)

Vanguard Extended Market Index Fund

Schedule of Investments

As of September 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (12.2%)
*	Liberty Global, Inc. Series C	1,092,425	30,686
	Cablevision Systems NY Group Class A	1,174,958	29,562
	Ross Stores, Inc.	663,394	24,420
^	Wynn Resorts Ltd.	275,994	22,532
*	DISH Network Corp.	1,061,301	22,287
	BorgWarner, Inc.	583,688	19,127
	Advance Auto Parts, Inc.	480,440	19,054
*	Time Warner Cable, Inc.	787,263	19,052
*,^	Mohawk Industries, Inc.	281,769	18,988
*,^	Las Vegas Sands Corp.	524,153	18,927
*	Urban Outfitters, Inc.	572,094	18,233
*	O'Reilly Automotive, Inc.	672,793	18,011
*,^	MGM Mirage, Inc.	623,434	17,768
*	Dollar Tree, Inc.	454,427	16,523
*	Toll Brothers, Inc.	653,586	16,490
	American Eagle Outfitters, Inc.	1,036,092	15,800
	PetSmart, Inc.	638,123	15,768
*	NVR, Inc.	27,151	15,530
*,^	CarMax, Inc.	1,106,745	15,494
	DeVry, Inc.	304,673	15,094
	Strayer Education, Inc.	72,122	14,443
*	Liberty Global, Inc. Class A	463,682	14,050
*	Priceline.com, Inc.	195,846	13,402
*	DreamWorks Animation SKG, Inc.	404,797	12,731
	Foot Locker, Inc.	782,080	12,638
*	ITT Educational Services, Inc.	149,001	12,056
*,^	Lamar Advertising Co. Class A	387,077	11,957
	Service Corp. International	1,303,409	10,897
*	Aeropostale, Inc.	339,053	10,887
*	LKQ Corp.	626,043	10,624
*	The Warnaco Group, Inc.	231,616	10,490
	Royal Caribbean Cruises, Ltd.	499,484	10,364
*	Hanesbrands Inc.	473,458	10,298
	Gentex Corp.	716,612	10,248
*	Discovery Communications Inc. Class A	713,894	10,173
*	Penn National Gaming, Inc.	375,159	9,968
*	Discovery Communications Inc. Class C	703,224	9,958
	Phillips-Van Heusen Corp.	259,604	9,842
	Guess ?, Inc.	280,466	9,757
	Brinker International, Inc.	512,072	9,161
	John Wiley & Sons Class A	223,995	9,061
	Tupperware Brands Corp.	315,785	8,725
*,^	Sirius XM Radio Inc.	15,112,805	8,614
*	Marvel Entertainment, Inc.	248,368	8,479
*	Bally Technologies Inc.	278,422	8,431
*	Dick's Sporting Goods, Inc.	425,461	8,331
*	Jarden Corp.	354,047	8,302
	Matthews International Corp.	157,192	7,976

*,^	Panera Bread Co.	154,325	7,855
*,^	Chipotle Mexican Grill, Inc.	140,315	7,786
*	Scientific Games Corp.	329,941	7,595
*	Rent-A-Center, Inc.	339,684	7,568
	Polaris Industries, Inc.	165,784	7,542
	Aaron Rents, Inc.	268,879	7,279
	Williams-Sonoma, Inc.	441,897	7,150
*	Deckers Outdoor Corp.	66,354	6,906
*	Tractor Supply Co.	163,965	6,895
	Sotheby's	342,940	6,879
*,^	Netflix.com, Inc.	221,124	6,828
*	WMS Industries, Inc.	222,496	6,802
*,^	Saks Inc.	723,444	6,692
	Weight Watchers International, Inc.	181,186	6,631
	Wolverine World Wide, Inc.	250,303	6,626
	MDC Holdings, Inc.	179,401	6,564
*	Fossil, Inc.	231,944	6,548
*,^	J. Crew Group, Inc.	228,983	6,542
	Burger King Holdings Inc.	265,640	6,524
*	Corinthian Colleges, Inc.	433,564	6,503
	Hillenbrand Inc.	317,599	6,403
	Regal Entertainment Group Class A	398,501	6,288
*	Live Nation, Inc.	385,759	6,276
*	Career Education Corp.	374,983	6,131
*	Jack in the Box Inc.	290,067	6,120
*	Gaylord Entertainment Co.	207,804	6,103
	Arbitron Inc.	135,038	6,035
	Regis Corp.	218,987	6,022
*	AnnTaylor Stores Corp.	290,002	5,986
*	Collective Brands, Inc.	325,806	5,966
*,^	Under Armour, Inc.	184,473	5,859
	Ryland Group, Inc.	215,724	5,721
	International Speedway Corp.	147,013	5,720
	Brunswick Corp.	445,850	5,702
*	Carter's, Inc.	288,505	5,692
^	Pool Corp.	243,296	5,676
	Men's Wearhouse, Inc.	261,785	5,560
*,^	Vail Resorts Inc.	158,442	5,538
*,^	Life Time Fitness, Inc.	173,241	5,417
	Barnes & Noble, Inc.	201,845	5,264
*	The Gymboree Corp.	147,290	5,229
*	Wendy's/Arby's Group, Inc.	991,118	5,213
*	Chico's FAS, Inc.	898,089	4,913
	ArvinMeritor, Inc.	375,423	4,896
*	The Cheesecake Factory Inc.	333,179	4,871
	Interactive Data Corp.	186,796	4,711
	Callaway Golf Co.	332,374	4,677
*	Coinstar, Inc.	142,301	4,554
*,^	Zale Corp.	180,683	4,517
^	Tempur-Pedic International Inc.	381,795	4,490
*,^	Sonic Corp.	306,714	4,469
	The Buckle, Inc.	79,760	4,430
	Choice Hotels International, Inc.	161,292	4,371
^	Thor Industries, Inc.	175,248	4,350
	Bob Evans Farms, Inc.	157,843	4,308

*	Timberland Co.	241,038	4,187
*	Lear Corp.	393,902	4,136
	Ethan Allen Interiors, Inc.	146,101	4,094
*	The Children's Place Retail Stores, Inc.	120,332	4,013
*	CEC Entertainment Inc.	118,109	3,921
*,^	Meritage Corp.	156,374	3,862
*	Iconix Brand Group Inc.	294,104	3,847
	American Greetings Corp. Class A	248,535	3,800
*	Morningstar, Inc.	67,663	3,753
	Stewart Enterprises, Inc. Class A	473,051	3,718
*	Quiksilver, Inc.	641,735	3,684
*	Sally Beauty Co. Inc.	416,847	3,585
	Brown Shoe Co., Inc.	215,818	3,535
*	The Dress Barn, Inc.	230,699	3,527
*	TRW Automotive Holdings Corp.	221,147	3,518
*	JAKKS Pacific, Inc.	139,824	3,483
	OfficeMax, Inc.	388,220	3,451
	Scholastic Corp.	133,490	3,428
	Genesco, Inc.	98,126	3,285
*,^	Blue Nile Inc.	74,943	3,213
*,^	Buffalo Wild Wings Inc.	79,450	3,197
	UniFirst Corp.	73,264	3,157
*,^	Jos. A. Bank Clothiers, Inc.	92,804	3,118
*	Capella Education Co.	70,390	3,017
	CBRL Group, Inc.	113,644	2,989
*	Hibbett Sports Inc.	145,713	2,917
*	Standard Pacific Corp.	593,107	2,912
	Fred's, Inc.	204,315	2,905
	Hearst-Argyle Television Inc.	129,885	2,900
*,^	P.F. Chang's China Bistro, Inc.	122,061	2,873
*	Papa John's International, Inc.	105,429	2,863
	CKE Restaurants Inc.	267,654	2,837
*	Steven Madden, Ltd.	114,338	2,833
*	99 Cents Only Stores	258,182	2,832
*	Charming Shoppes, Inc.	578,360	2,828
*	Exide Technologies	383,158	2,828
*	Skechers U.S.A., Inc.	166,786	2,807
	Churchill Downs, Inc.	56,546	2,770
	Columbia Sportswear Co.	65,364	2,743
*	Clear Channel Outdoor Holdings, Inc. Class A	200,100	2,737
*	Jo-Ann Stores, Inc.	128,927	2,705
^	NutriSystem, Inc.	152,049	2,694
^	Boyd Gaming Corp.	286,588	2,682
	Belo Corp. Class A	448,625	2,674
	Stage Stores, Inc.	195,054	2,664
	Cato Corp. Class A	150,769	2,646
*	Domino's Pizza, Inc.	216,782	2,632
	Furniture Brands International Inc.	248,800	2,617
	Cooper Tire & Rubber Co.	304,342	2,617
	Group 1 Automotive, Inc.	118,670	2,579
	K-Swiss, Inc.	146,026	2,541
*	ATC Technology Corp.	106,965	2,539
*	Tenneco Automotive, Inc.	237,611	2,526
	Finish Line, Inc.	249,017	2,488
	La-Z-Boy Inc.	266,124	2,480

*	Texas Roadhouse, Inc.	273,690	2,460
*,^	Cabela's Inc.	201,863	2,439
*	thinkorswim Group, Inc.	289,813	2,414
	Penske Automotive Group Inc.	209,733	2,406
*	RCN Corp.	195,956	2,402
	Modine Manufacturing Co.	165,815	2,401
	Jackson Hewitt Tax Service Inc.	154,399	2,368
*	American Public Education, Inc.	48,975	2,365
	National CineMedia Inc.	213,245	2,356
	Movado Group, Inc.	104,672	2,339
*	Pacific Sunwear of California, Inc.	344,199	2,316
*	Red Robin Gourmet Burgers, Inc.	86,246	2,311
*	Pinnacle Entertainment, Inc.	305,593	2,310
	Harte-Hanks, Inc.	219,863	2,280
^	Talbots Inc.	173,707	2,276
*	Pre-Paid Legal Services, Inc.	54,179	2,235
*	Universal Technical Institute Inc.	130,504	2,226
*	Peet's Coffee & Tea Inc.	79,096	2,208
	Superior Industries International, Inc.	115,060	2,205
*	RC2 Corp.	109,768	2,195
*	Champion Enterprises, Inc.	391,239	2,171
*	K12 Inc.	81,814	2,168
*	HSN,Inc.	196,859	2,167
*,^	True Religion Apparel, Inc.	82,867	2,142
*	Valassis Communications, Inc.	244,977	2,122
	World Wrestling Entertainment, Inc.	137,111	2,120
*	Fuel Systems Solutions, Inc.	60,671	2,090
	Oxford Industries, Inc.	80,509	2,080
*	Ticketmaster	193,310	2,074
*,^	Blockbuster Inc. Class A	998,286	2,056
*	Interval Leisure Group, Inc.	195,133	2,029
*	Pier 1 Imports Inc.	485,998	2,007
	Borders Group, Inc.	304,821	2,000
*	California Pizza Kitchen, Inc.	154,575	1,989
	National Presto Industries, Inc.	26,315	1,960
	Winnebago Industries, Inc.	148,240	1,915
	Ameristar Casinos, Inc.	133,249	1,891
	Speedway Motorsports, Inc.	95,050	1,852
*	Mediacom Communications Corp.	310,241	1,837
	Ambassadors Group, Inc.	112,452	1,789
*	Tween Brands, Inc.	180,343	1,766
*,^	Raser Technologies, Inc.	206,297	1,754
*	Ascent Media Corporation	71,172	1,737
*	Dana Holding Corp.	358,200	1,734
	Monro Muffler Brake, Inc.	74,645	1,721
*,^	Morgans Hotel Group	155,575	1,697
*	Cox Radio, Inc.	160,274	1,692
*	Universal Electronics, Inc.	67,391	1,683
^	Warner Music Group Corp.	219,295	1,667
	CKX, Inc.	269,612	1,661
*,^	Hovnanian Enterprises Inc. Class A	206,934	1,653
*	Drew Industries, Inc.	93,852	1,606
*,^	Overstock.com, Inc.	80,465	1,594
*	Steinway Musical Instruments Inc.	55,882	1,583
*	Visteon Corp.	674,593	1,565

^	Sealy Corp.	240,805	1,556
*	Hot Topic, Inc.	234,135	1,548
*	The Wet Seal, Inc. Class A	424,250	1,540
	Blyth, Inc.	134,783	1,528
*,^	Charter Communications, Inc.	2,081,324	1,519
*	Denny's Corp.	585,941	1,512
*	Zumiez Inc.	91,558	1,509
^	Media General, Inc. Class A	119,660	1,487
	bebe stores, inc.	151,541	1,481
*	Hayes Lemmerz International, Inc.	541,634	1,479
*	Midas Inc.	106,468	1,465
*	Volcom, Inc.	84,676	1,463
	Cinemark Holdings Inc.	106,889	1,454
^	Landry's Restaurants, Inc.	92,951	1,445
	Christopher & Banks Corp.	187,318	1,437
	M/I Homes, Inc.	61,814	1,408
*	Charlotte Russe Holding Inc.	137,088	1,405
	The Marcus Corp.	86,043	1,384
*	Coldwater Creek Inc.	238,373	1,380
	The Pep Boys (Manny, Moe & Jack)	221,637	1,370
*,^	Martha Stewart Living Omnimedia, Inc.	160,371	1,365
*	Leapfrog Enterprises, Inc.	128,491	1,357
	Asbury Automotive Group, Inc.	117,564	1,354
*	Stamps.com Inc.	115,864	1,352
*	PetMed Express, Inc.	85,273	1,339
*	Maidenform Brands, Inc.	92,100	1,336
^	DineEquity, Inc.	77,686	1,310
*	Steak n Shake Co.	149,804	1,300
*	Unifi, Inc.	267,355	1,294
*	Entravision Communications Corp.	478,256	1,287
	Sonic Automotive, Inc.	151,513	1,282
*	Audiovox Corp.	133,926	1,255
	American Axle & Manufacturing Holdings, Inc.	230,445	1,235
*	Chipotle Mexican Grill, Inc. Class B	26,200	1,225
*	Rentrak Corp.	88,074	1,218
^	Brookfield Homes Corp.	84,657	1,216
*	Hawk Corp. Class A	57,843	1,164
*	Ruby Tuesday, Inc.	195,995	1,135
*	1-800-FLOWERS.COM, Inc.	188,071	1,132
*,^	The Princeton Review, Inc.	139,455	1,116
*	New York & Co., Inc.	115,992	1,107
	Kenneth Cole Productions, Inc.	74,973	1,102
*	Gaiam, Inc.	102,103	1,082
	Marine Products Corp.	130,389	1,082
*	AFC Enterprises, Inc.	148,633	1,079
*	Cavco Industries, Inc.	29,750	1,075
	Sinclair Broadcast Group, Inc.	210,047	1,059
*,^	Crown Media Holdings, Inc.	206,256	1,037
*	Nautilus Inc.	223,978	1,024
*,^	iRobot Corp.	68,215	1,011
*	Nobel Learning Communities, Inc.	63,095	1,003
*	Shuffle Master, Inc.	193,084	983
	CSS Industries, Inc.	38,148	982
	Fisher Communications, Inc.	24,786	977
	Dover Motorsports, Inc.	178,096	971

	Journal Communications, Inc.	197,636	964
^	Stein Mart, Inc.	241,657	945
*	A.C. Moore Arts & Crafts, Inc.	149,996	940
	Cherokee Inc.	42,701	939
*	Mothers Work, Inc.	67,520	937
^	The McClatchy Co. Class A	210,572	927
*,^	Palm Harbor Homes, Inc.	91,922	911
*	Learning Tree International, Inc.	73,013	909
*	Knology, Inc.	112,226	906
	Systemax Inc.	64,019	900
*	Bluegreen Corp.	129,358	894
*	BJ's Restaurants Inc.	73,585	879
*	Saga Communications, Inc.	153,327	874
*	hhgregg, Inc.	88,568	864
*	Casual Male Retail Group, Inc.	219,326	862
*	Luby's, Inc.	106,175	854
*,^	Isle of Capri Casinos, Inc.	94,379	851
	Big 5 Sporting Goods Corp.	82,378	850
*	America's Car-Mart, Inc.	42,864	797
	Haverty Furniture Cos., Inc.	69,627	797
*	Citi Trends Inc.	48,819	795
	Libbey, Inc.	92,395	786
	Entercom Communications Corp.	154,577	776
*,^	Conn's, Inc.	41,416	775
	Weyco Group, Inc.	22,786	763
*	Sturm, Ruger & Co., Inc.	108,812	755
*	Perry Ellis International Corp.	50,145	748
*,^	Krispy Kreme Doughnuts, Inc.	223,748	738
*	Amerigon Inc.	111,980	737
*	Dorman Products, Inc.	58,318	731
*	G-III Apparel Group, Ltd.	38,762	725
*	Lin TV Corp.	138,363	714
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	550,940	711
*	Shoe Carnival, Inc.	43,291	709
*	Hollywood Media Corp.	312,016	702
	O'Charley's Inc.	79,789	698
*	Core-Mark Holding Co., Inc.	27,913	698
*	Tuesday Morning Corp.	168,491	696
*,^	Cumulus Media Inc.	162,818	694
	AH Belo Corp.	133,409	688
*	Dolan Media Co.	67,900	685
*	Rubio's Restaurants, Inc.	118,426	683
*	Youbet.com, Inc.	467,035	682
*	Red Lion Hotels Corp.	83,500	670
*	Russ Berrie and Co., Inc.	86,349	662
	E.W. Scripps Co. Class A	92,933	657
	Bassett Furniture Industries, Inc.	76,100	651
*,^	Crocs, Inc.	179,737	643
*	MarineMax, Inc.	87,661	634
*	4Kids Entertainment Inc.	88,178	623
	Spartan Motors, Inc.	194,413	618
*	Design Within Reach Inc.	188,952	614
	Skyline Corp.	23,087	610
*	Build-A-Bear-Workshop, Inc.	83,639	609
*	Lodgian, Inc.	77,000	601

*	Citadel Broadcasting Corp.	729,362	598
	Dover Downs Gaming & Entertainment, Inc.	76,182	593
*	Monarch Casino & Resort, Inc.	51,748	589
*	Orbitz Worldwide, Inc.	99,800	586
	Stanley Furniture Co., Inc.	63,939	584
	Frisch's Restaurants, Inc.	25,701	583
*,^	American Apparel, Inc.	70,300	576
*	Smith & Wesson Holding Corp.	153,395	574
*	DSW Inc. Class A	41,718	572
*	Stoneridge, Inc.	50,516	568
*	Franklin Covey Co.	77,983	565
*	Lumber Liquidators, Inc.	44,905	564
*	Eddie Bauer Holding, Inc.	99,988	535
	Hooker Furniture Corp.	29,685	527
*	Lakes Entertainment, Inc.	79,676	524
*	MTR Gaming Group Inc.	156,248	519
	CPI Corp.	46,672	502
*	Outdoor Channel Holdings Inc.	55,965	492
*	Culp, Inc.	82,428	488
*	Multimedia Games Inc.	112,530	487
*,^	Empire Resorts Inc.	192,357	485
*	Trans World Entertainment Corp.	169,582	482
	Arctic Cat, Inc.	50,072	458
	Shiloh Industries, Inc.	53,686	454
*	Retail Ventures, Inc.	114,664	447
*	Famous Dave's of America, Inc.	72,918	438
*,^	VCG Holding Corp	129,258	438
*	Shutterfly, Inc.	45,549	438
*	Joe's Jeans, Inc.	389,951	429
*	R.H. Donnelley Corp.	214,213	426
^	Idearc Inc.	339,905	425
*	Insignia Systems, Inc.	214,249	403
*	Cache, Inc.	58,041	399
*	Playboy Enterprises, Inc. Class B	100,466	396
*	drugstore.com, Inc.	166,681	392
*	McCormick & Schmick's Seafood Restaurants, Inc.	40,173	391
	Strattec Security Corp.	14,793	391
*	Forward Industries, Inc.	188,728	385
	Lifetime Brands, Inc.	39,254	383
*	Ruth's Hospitality Group Inc.	94,882	373
*	Interstate Hotels & Resorts, Inc.	157,481	370
	Noble International, Ltd.	60,630	363
*	Coachmen Industries, Inc.	219,719	363
*	Cosi, Inc.	179,081	353
	Lithia Motors, Inc.	81,660	352
*,^	WorldSpace, Inc. Class A	263,574	343
*	Delta Apparel, Inc.	40,646	339
	Nobility Homes, Inc.	20,807	337
	PRIMEDIA Inc.	138,376	336
*,^	Rocky Brands Inc	99,876	333
*	Town Sports International Holdings, Inc.	54,278	331
	Collectors Universe, Inc.	35,293	328
	Gray Television, Inc.	189,030	325
*	DEI Holdings, Inc.	322,343	322
*	ValueVision Media, Inc.	172,596	319

	Flexsteel Industries, Inc.	30,581	316
*	West Marine, Inc.	48,185	287
*	Tandy Leather Factory, Inc.	101,405	286
*	Riviera Holdings Corp.	38,655	284
*	Nexstar Broadcasting Group, Inc.	124,875	277
	Books-a-Million Inc.	54,504	273
*	REX Stores Corp.	23,108	267
*	Gaming Partners International	48,997	265
	Escalade, Inc.	87,370	262
*	Harris Interactive Inc.	149,054	258
*,^	LodgeNet Interactive Corp.	126,570	257
	J. Alexander's Corp.	45,600	255
*,^	Perfumania Holdings, Inc.	27,435	255
*	Benihana Inc. Class A	54,980	253
*	Pomeroy IT Solutions, Inc.	54,009	244
*	MKTG Inc.,	93,399	243
*	Mac-Gray Corp.	22,799	239
*	Hartmarx Corp.	127,709	239
*	The Dixie Group, Inc.	30,560	225
	Standard Motor Products, Inc.	36,004	224
*	Regent Communications, Inc.	248,945	219
*,^	Beazer Homes USA, Inc.	36,150	216
	Craftmade International, Inc.	57,419	214
*	Fairchild Corp.	79,335	206
*	New Motion, Inc.	58,245	204
^	Orleans Homebuilders, Inc.	50,004	203
*	Rockford Corp.	168,328	197
*	Century Casinos, Inc.	91,400	192
*,^	Source Interlink Cos., Inc.	180,748	188
*	Ashworth, Inc.	53,956	181
^	Circuit City Stores, Inc.	238,250	179
	ARK Restaurants Corp.	11,003	176
*	Alloy, Inc.	22,775	176
*	Great Wolf Resorts, Inc.	46,870	172
*,^	Jamba Inc.	189,850	171
*	Emmis Communications, Inc.	169,788	165
*	Navarre Corp.	112,691	163
*,^	Rick's Cabaret International, Inc.	16,335	160
*,^	Radio One, Inc.	112,893	159
*	Franklin Electronic Publishers, Inc.	109,761	159
*,^	The Walking Co. Holdings, Inc.	29,163	157
*,^	Premier Exhibitions Inc.	86,968	157
*	E. Gottschalk & Co., Inc.	108,096	155
*,^	Ambassadors International, Inc.	77,088	153
*	Carrols Restaurant Group Inc.	49,616	149
	Beasley Broadcast Group, Inc.	85,961	145
*	Lincoln Educational Services	10,635	141
*	Silverleaf Resorts, Inc.	107,300	133
*	Kirkland's, Inc.	58,233	132
*	Emerson Radio Corp.	146,755	132
*,^	InfoSonics Corp.	253,167	129
*	Benihana Inc.	27,540	126
*	Syms Corp.	9,144	124
*	Spanish Broadcasting System, Inc.	319,092	121
^	Bon-Ton Stores, Inc.	41,606	113

*	Carriage Services, Inc.	32,285	113
*	Radio One, Inc. Class D	147,500	111
*	Bakers Footwear Group Inc.	73,623	110
*	Heelys Inc.	24,387	109
^	GateHouse Media, Inc.	222,256	109
*	Golfsmith International Holdings, Inc.	40,650	109
*,^	Charles & Colvard Ltd.	179,486	108
*	Hallwood Group Inc.	1,600	105
*	Duckwall-ALCO Stores, Inc.	6,717	102
	Lee Enterprises, Inc.	28,966	101
*,^	Amerityre Corp.	99,178	101
*	Proliance International Inc.	133,284	100
*	Ulta Salon, Cosmetics & Fragrance, Inc.	7,500	100
*,^	Playboy Enterprises, Inc. Class A	22,850	96
	Sport Supply Group Inc.	8,578	94
*,^	Nitches Inc.	136,011	91
	Johnson Outdoors Inc.	7,174	90
*	EDCI Holdings, Inc.	21,721	87
*,^	WPT Enterprises Inc.	150,745	86
*	Fleetwood Enterprises, Inc.	80,280	83
*,^	Caribou Coffee Co.	35,776	80
*	Concord Camera Corp.	32,844	79
*	Select Comfort Corp.	47,258	78
*	Morton's Restaurant Group Inc.	15,060	76
*	Six Flags, Inc.	112,186	75
*	Salem Communications Corp.	56,334	70
*	Gander Mountain Co.	21,005	69
*	Woodbridge Holdings Corp.	24,094	68
*	Meade Instruments Corp.	249,555	62
*,^	Bluefly, Inc.	25,263	60
*	NTN Communications, Inc.	273,189	60
*	California Coastal Communities, Inc.	24,348	53
	Aldila, Inc.	12,499	50
*	Nexcen Brands, Inc.	163,997	46
	Aaron Rents, Inc. Class A	2,025	45
*	Cavalier Homes, Inc.	24,500	41
*	Acme Communications, Inc.	40,468	38
	ILX Resorts Inc.	18,700	28
*,^	Medialink Worldwide, Inc.	113,009	21
*	Tarragon Corp.	71,044	19
	Monaco Coach Corp.	8,053	16
*,^	Comstock Homebuilding Cos., Inc.	52,058	13
*	SPEEDUS Corp.	19,899	11
*	Westwood One, Inc.	17,744	9
*	SPAR Group, Inc.	7,650	6
*	Young Broadcasting Inc.	47,272	2
*	Singing Machine Co., Inc.	6,000	1
*,^	Cost Plus, Inc.	78	—
*,^	Gadzooks, Inc.	92,160	—
			1,442,700
Consumer Staples (3.5%)
	Bunge Ltd.	609,488	38,507
*	Dr. Pepper Snapple Group, Inc.	1,274,577	33,751
*	Energizer Holdings, Inc.	291,452	23,476
	Church & Dwight, Inc.	335,589	20,837

*	Ralcorp Holdings, Inc.	283,330	19,099
	J.M. Smucker Co.	277,035	14,043
	Hormel Foods Corp.	356,384	12,930
	Corn Products International, Inc.	375,538	12,122
	Alberto-Culver Co.	433,602	11,811
*	BJ's Wholesale Club, Inc.	301,607	11,720
	Flowers Foods, Inc.	398,559	11,702
	Longs Drug Stores, Inc.	153,091	11,580
*,^	Hansen Natural Corp.	368,058	11,134
*	Smithfield Foods, Inc.	591,840	9,398
	Del Monte Foods Co.	1,004,332	7,834
	Casey's General Stores, Inc.	258,714	7,805
*	NBTY, Inc.	263,566	7,781
*,^	Chattem, Inc.	95,761	7,487
	Universal Corp. (VA)	131,826	6,471
	Ruddick Corp.	189,331	6,144
	PepsiAmericas, Inc.	291,293	6,036
*	Hain Celestial Group, Inc.	204,821	5,639
*	United Natural Foods, Inc.	218,180	5,452
*	TreeHouse Foods Inc.	158,957	4,721
*	Darling International, Inc.	416,324	4,625
	Nu Skin Enterprises, Inc.	252,614	4,097
	Tootsie Roll Industries, Inc.	134,501	3,888
	Lancaster Colony Corp.	102,822	3,872
*	Winn-Dixie Stores, Inc.	275,984	3,836
	Vector Group Ltd.	210,207	3,712
	Lance, Inc.	160,053	3,632
*	Chiquita Brands International, Inc.	221,575	3,503
*,^	Green Mountain Coffee Roasters, Inc.	88,214	3,470
	The Andersons, Inc.	92,483	3,257
	J & J Snack Foods Corp.	91,455	3,101
	WD-40 Co.	84,490	3,036
*	Bare Escentuals, Inc.	277,979	3,022
	Sanderson Farms, Inc.	78,678	2,891
	Nash-Finch Co.	64,984	2,802
	Spartan Stores, Inc.	111,610	2,777
*	Central Garden & Pet Co. Class A	459,651	2,735
*,^	Rite Aid Corp.	3,367,241	2,728
	Weis Markets, Inc.	72,955	2,627
*	Boston Beer Co., Inc. Class A	54,347	2,581
*	Elizabeth Arden, Inc.	128,774	2,528
*	The Pantry, Inc.	114,007	2,416
*	Smart Balance Inc.	321,254	2,107
*	Prestige Brands Holdings Inc.	213,183	1,893
	Diamond Foods, Inc.	63,223	1,772
*	Alliance One International, Inc.	450,746	1,713
^	Cal-Maine Foods, Inc.	58,805	1,614
	Farmer Brothers, Inc.	58,820	1,463
	PriceSmart, Inc.	81,918	1,371
*	Revlon, Inc.	89,419	1,328
*	The Great Atlantic & Pacific Tea Co., Inc.	119,898	1,297
	Ingles Markets, Inc.	54,684	1,248
*	National Beverage Corp.	129,270	1,147
	Coca-Cola Bottling Co.	25,186	1,100
*,^	Lifeway Foods, Inc.	83,869	981

	Alico, Inc.	20,636	979
	Arden Group Inc. Class A	6,188	901
	B&G Foods Inc.	124,671	891
	Inter Parfums, Inc.	61,325	832
*	Susser Holdings Corp.	54,950	828
*	Omega Protein Corp.	68,796	809
*	Star Scientific, Inc.	210,333	749
	United Guardian, Inc.	59,589	629
*	Nutraceutical International Corp.	55,112	609
	Pilgrim's Pride Corp.	230,577	574
	Imperial Sugar Co.	41,909	567
*	John B. Sanfilippo & Son, Inc.	63,824	546
*	Monterey Pasta Co.	278,661	543
*	Natural Alternatives International, Inc.	75,737	534
*	Zapata Corp.	76,372	510
*	Medifast, Inc.	59,209	403
	Calavo Growers, Inc.	28,974	361
	Rocky Mountain Chocolate Factory, Inc.	37,289	340
*	Schiff Nutrition International, Inc.	41,907	286
*	Parlux Fragrances, Inc.	49,440	254
*	Cusine Solutions, Inc.	95,240	234
	Village Super Market Inc. Class A	4,722	225
	Reddy Ice Holdings, Inc.	54,800	200
^	Mannatech, Inc.	49,720	199
	Reliv International, Inc.	38,664	195
	MGP Ingredients, Inc.	59,959	170
*	Physicians Formula Holdings, Inc.	24,205	144
*	Overhill Farms Inc.	26,315	136
*,^	Jones Soda Co.	89,499	127
*	IGI, Inc.	72,500	102
*	iBioPharma Inc.	59,810	60
*	Integrated Biopharma, Inc.	59,810	42
*	Diedrich Coffee, Inc.	13,950	27
*	Spectrum Brands Inc.	8,975	13
*	Vermont Pure Holdings, Ltd.	600	1
			411,670
Energy (7.8%)
*	Ultra Petroleum Corp.	765,214	42,347
	Diamond Offshore Drilling, Inc.	346,243	35,684
*	FMC Technologies Inc.	639,350	29,762
*	Petrohawk Energy Corp.	1,197,121	25,894
*	Pride International, Inc.	852,938	25,255
	Arch Coal, Inc.	723,533	23,797
*	Denbury Resources, Inc.	1,238,523	23,581
	Helmerich & Payne, Inc.	527,325	22,775
*	Forest Oil Corp.	449,755	22,308
*	Newfield Exploration Co.	662,015	21,178
	Cimarex Energy Co.	417,570	20,423
*	Plains Exploration & Production Co.	542,098	19,060
*	Alpha Natural Resources, Inc.	354,264	18,220
	Patterson-UTI Energy, Inc.	785,595	15,728
*	Whiting Petroleum Corp.	213,096	15,185
*	Oceaneering International, Inc.	278,906	14,871
	Tidewater Inc.	259,344	14,357
*	Dresser Rand Group, Inc.	424,700	13,365

	Southern Union Co.	624,392	12,894
*	Superior Energy Services, Inc.	406,394	12,655
*	Unit Corp.	238,496	11,882
*	Comstock Resources, Inc.	231,868	11,605
*	SandRidge Energy, Inc.	577,629	11,322
	Penn Virginia Corp.	210,649	11,257
*	Helix Energy Solutions Group, Inc.	462,833	11,238
*	Encore Acquisition Co.	268,343	11,211
	St. Mary Land & Exploration Co.	312,992	11,158
*	Quicksilver Resources, Inc.	559,232	10,978
*	Exterran Holdings, Inc.	332,253	10,619
*	Atwood Oceanics, Inc.	282,740	10,292
*	IHS Inc. Class A	209,594	9,985
	Frontier Oil Corp.	526,555	9,699
*	Patriot Coal Corp.	319,992	9,296
*	Mariner Energy Inc.	447,061	9,165
*	Oil States International, Inc.	252,021	8,909
	Berry Petroleum Class A	224,750	8,705
*	SEACOR Holdings Inc.	106,262	8,389
	Foundation Coal Holdings, Inc.	230,822	8,213
	Overseas Shipholding Group Inc.	136,600	7,965
*	Stone Energy Corp.	173,834	7,358
*	Key Energy Services, Inc.	633,723	7,351
*	Grey Wolf, Inc.	910,829	7,086
*	Concho Resources, Inc.	250,381	6,913
*	EXCO Resources, Inc.	414,375	6,763
*	Arena Resources, Inc.	170,960	6,642
	Atlas America, Inc.	184,812	6,304
*	Continental Resources, Inc.	154,903	6,077
*	Dril-Quip, Inc.	139,149	6,038
*	Hercules Offshore, Inc.	397,788	6,030
*	Swift Energy Co.	155,547	6,018
*	ION Geophysical Corp.	421,310	5,978
	Lufkin Industries, Inc.	75,294	5,975
	Holly Corp.	201,660	5,832
*,^	McMoRan Exploration Co.	243,073	5,746
*	Bill Barrett Corp.	171,780	5,516
	CARBO Ceramics Inc.	103,927	5,364
*,^	BPZ Energy, Inc.	311,155	5,352
*	Gulfmark Offshore, Inc.	118,350	5,312
*	TETRA Technologies, Inc.	379,571	5,257
	Crosstex Energy, Inc.	209,701	5,236
*	Complete Production Services, Inc.	248,420	5,001
*	Carrizo Oil & Gas, Inc.	135,842	4,927
*	Bristow Group, Inc.	143,043	4,841
*	Rosetta Resources, Inc.	262,174	4,813
*	Parker Drilling Co.	577,106	4,628
*	Goodrich Petroleum Corp.	104,545	4,557
*	Hornbeck Offshore Services, Inc.	117,955	4,555
*,^	Delta Petroleum Corp.	317,183	4,307
*	NATCO Group Inc.	101,913	4,095
*,^	International Coal Group, Inc.	648,049	4,044
	W&T Offshore, Inc.	139,911	3,818
*	Contango Oil & Gas Co.	69,408	3,747
*	PetroQuest Energy, Inc.	222,431	3,414

*	Pioneer Drilling Co.	254,810	3,389
	World Fuel Services Corp.	146,425	3,372
*	Petroleum Development Corp.	75,734	3,360
*	Newpark Resources, Inc.	458,481	3,347
*	Global Industries Ltd.	464,136	3,221
*	CNX Gas Corp.	141,170	3,161
	General Maritime Corp.	159,717	3,111
*,^	USEC Inc.	567,399	3,070
*	Warren Resources Inc.	297,277	2,967
*	James River Coal Co.	129,147	2,840
*	GMX Resources Inc.	59,009	2,821
*	Matrix Service Co.	132,477	2,530
*	PHI Inc.	64,858	2,468
*	Basic Energy Services Inc.	114,993	2,449
	RPC Inc.	166,335	2,339
*	ATP Oil & Gas Corp.	131,206	2,337
*	Clayton Williams Energy, Inc.	32,136	2,267
*	Brigham Exploration Co.	197,137	2,167
*	Harvest Natural Resources, Inc.	204,413	2,069
*	Superior Well Services, Inc.	80,615	2,040
*	Parallel Petroleum Corp.	210,467	1,983
*	Vaalco Energy, Inc.	287,538	1,967
	Gulf Island Fabrication, Inc.	56,295	1,940
*	Callon Petroleum Co.	106,820	1,926
*,^	FX Energy, Inc.	249,451	1,856
*	Dawson Geophysical Co.	39,669	1,852
*,^	Allis-Chalmers Energy Inc.	135,238	1,711
*	ENGlobal Corp.	121,631	1,614
*	TXCO Resources Inc.	159,296	1,599
*	T-3 Energy Services, Inc.	42,161	1,565
*	Cal Dive International, Inc.	140,223	1,486
*	Energy Partners, Ltd.	168,607	1,462
^	Western Refining, Inc.	139,301	1,408
*	Trico Marine Services, Inc.	78,528	1,341
*,^	Rentech, Inc.	977,111	1,300
*	Gasco Energy Inc.	672,029	1,223
*,^	Northern Oil and Gas, Inc.	143,129	1,164
*	Bronco Drilling Co., Inc.	111,930	1,144
*,^	Tri-Valley Corp.	180,236	1,143
*	Westmoreland Coal Co.	71,654	1,132
*	Gulfport Energy Corp.	106,630	1,072
*	Crusader Energy Group Inc.	319,807	991
*	OYO Geospace Corp.	23,929	940
*	CVR Energy, Inc.	105,065	895
*	Bolt Technology Corp.	61,350	888
*	Natural Gas Services Group	50,000	873
	Panhandle Royalty Co.	30,500	873
*	Double Eagle Petroleum Co.	59,436	849
*	Endeavor International Corp.	638,458	843
*,^	GeoResources Inc.	73,406	841
*	Abraxas Petroleum Corp.	313,139	817
*	American Oil & Gas Inc.	290,132	757
*	Ngas Resources Inc.	147,032	698
*	Syntroleum Corp.	633,059	690
*	Mitcham Industries, Inc.	67,711	683

*,^	Toreador Resources Corp.	75,180	676
*	Union Drilling, Inc.	63,467	672
*	Veneco Inc.	50,982	663
*	Geomet, Inc.	121,818	663
*	The Meridian Resource Corp.	343,302	632
*	Rex Energy Corp.	38,745	611
^	Alon USA Energy, Inc.	43,840	591
*,^	SulphCo, Inc.	292,387	588
*	Cano Petroleum Inc.	249,987	577
*	RAM Energy Resources, Inc.	194,660	563
*	Credo Pete Corp.	66,075	487
*	Uranium Resources Inc.	274,639	464
*	PHI Inc. Non-Voting Shares	12,172	449
*	OMNI Energy Services Corp.	137,006	441
*	Harken Energy Corp.	54,945	433
*	Approach Resources Inc.	29,200	422
*,^	Clean Energy Fuels Corp.	29,236	414
*	Quest Resource Corp.	146,949	391
*	National Coal Corp.	72,350	378
*	Geokinetics Inc.	19,900	378
*,^	Evergreen Energy, Inc.	402,020	378
*,^	Verenium Corp.	382,348	359
*,^	Hyperdynamics Corp.	291,794	350
*,^	Royale Energy, Inc.	74,848	313
*	Aventine Renewable Energy Holdings, Inc.	92,900	294
*	Edge Petroleum Corp.	156,390	280
*	Boots & Coots International Well Control, Inc.	129,001	249
*,^	Transmeridian Exploration Inc.	659,506	198
*,^	Dune Energy, Inc.	244,700	181
*,^	Pacific Ethanol, Inc.	117,601	163
*	Tengasco, Inc.	152,330	154
	Barnwell Industries, Inc.	16,066	152
	Houston American Energy Corp.	22,196	140
*,^	Nova Biosource Fuels, Inc.	650,419	98
*,^	Cheniere Energy, Inc.	37,008	83
*	Green Plains Renewable Energy, Inc.	11,300	56
*,^	Aurora Oil & Gas Corp.	416,254	54
*,^	VeraSun Energy Corp.	9,070	28
*	Teton Energy Corp.	1,729	5
			919,001
Financials (19.9%)
	Ventas, Inc. REIT	703,925	34,788
	People's United Financial Inc.	1,738,772	33,471
	New York Community Bancorp, Inc.	1,724,032	28,946
	Everest Re Group, Ltd.	312,078	27,004
	Health Care Inc. REIT	492,036	26,191
	Federal Realty Investment Trust REIT	295,615	25,305
	The Macerich Co. REIT	376,975	23,994
	Regency Centers Corp. REIT	351,668	23,453
	AMB Property Corp. REIT	493,185	22,341
*	Nasdaq Stock Market Inc.	695,244	21,254
	BlackRock, Inc.	108,086	21,023
	White Mountains Insurance Group Inc.	44,585	20,944
	Eaton Vance Corp.	585,634	20,632
*	TD Ameritrade Holding Corp.	1,171,868	18,984

	SL Green Realty Corp. REIT	292,817	18,975
	Rayonier Inc. REIT	397,311	18,813
	Alexandria Real Estate Equities, Inc. REIT	162,592	18,292
	Duke Realty Corp. REIT	738,855	18,161
*,^	The St. Joe Co.	463,762	18,128
	Cullen/Frost Bankers, Inc.	298,169	17,890
	Liberty Property Trust REIT	468,929	17,655
	Nationwide Health Properties, Inc. REIT	486,142	17,491
*	Markel Corp.	49,556	17,419
	W.R. Berkley Corp.	729,414	17,178
*	Philadelphia Consolidated Holding Corp.	292,376	17,124
*	Affiliated Managers Group, Inc.	205,908	17,059
	Digital Realty Trust, Inc. REIT	360,053	17,013
	UDR, Inc. REIT	648,909	16,969
*	Reinsurance Group of America, Incorp. Class A	293,954	15,874
	Raymond James Financial, Inc.	480,155	15,836
	Fidelity National Financial, Inc. Class A	1,067,843	15,697
	Synovus Financial Corp.	1,491,337	15,435
	Essex Property Trust, Inc. REIT	129,013	15,266
	HCC Insurance Holdings, Inc.	562,348	15,183
	Old Republic International Corp.	1,161,160	14,805
	Commerce Bancshares, Inc.	316,768	14,698
	Valley National Bancorp	680,636	14,266
	SEI Investments Co.	638,091	14,166
	First American Corp.	467,542	13,792
	Senior Housing Properties Trust REIT	569,058	13,561
	Weingarten Realty Investors REIT	376,079	13,415
	Taubman Co. REIT	266,432	13,322
	Douglas Emmett, Inc. REIT	575,316	13,273
^	Jefferies Group, Inc.	604,710	13,231
^	Realty Income Corp. REIT	510,852	13,078
	Bank of Hawaii Corp.	241,635	12,915
	StanCorp Financial Group, Inc.	247,230	12,856
	Associated Banc-Corp.	642,904	12,826
	Nationwide Financial Services, Inc.	255,921	12,625
	BRE Properties Inc. Class A REIT	257,021	12,594
	Brown & Brown, Inc.	579,399	12,527
	Camden Property Trust REIT	267,450	12,265
	Apollo Investment Corp.	716,561	12,217
	Arthur J. Gallagher & Co.	470,110	12,063
	Popular, Inc.	1,421,112	11,781
	The Hanover Insurance Group Inc.	258,655	11,774
	Highwood Properties, Inc. REIT	319,203	11,351
	Forest City Enterprise Class A	366,396	11,237
	Mack-Cali Realty Corp. REIT	331,702	11,235
	City National Corp.	202,786	11,011
	Waddell & Reed Financial, Inc.	436,243	10,797
	American Financial Group, Inc.	360,584	10,637
	Corporate Office Properties Trust, Inc. REIT	253,917	10,246
	BancorpSouth, Inc.	362,372	10,194
	Protective Life Corp.	353,428	10,076
	TCF Financial Corp.	553,593	9,965
	Mercury General Corp.	180,285	9,871
	Wilmington Trust Corp.	341,508	9,846
^	Allied Capital Corp.	902,871	9,751

	Hospitality Properties Trust REIT	474,300	9,733
*	Alleghany Corp.	26,542	9,688
	Fulton Financial Corp.	880,490	9,606
	BioMed Realty Trust, Inc. REIT	362,401	9,586
*	SVB Financial Group	163,036	9,443
	Home Properties, Inc. REIT	161,069	9,334
	Potlatch Corp. REIT	200,325	9,293
	Washington REIT	251,542	9,214
*	ProAssurance Corp.	162,938	9,125
	Entertainment Properties Trust REIT	165,353	9,048
	National Retail Properties REIT	373,840	8,953
	Jones Lang LaSalle Inc.	202,718	8,814
	First Niagara Financial Group, Inc.	558,165	8,791
	Hilb, Rogal and Hamilton Co.	185,337	8,663
	FirstMerit Corp.	409,596	8,602
	Susquehanna Bancshares, Inc.	437,513	8,540
	Astoria Financial Corp.	411,894	8,539
	UMB Financial Corp.	162,136	8,515
^	Westamerica Bancorporation	147,087	8,462
	Washington Federal Inc.	446,545	8,239
	Fannie Mae	5,367,100	8,212
	NewAlliance Bancshares, Inc.	545,086	8,193
	Healthcare Realty Trust Inc. REIT	280,654	8,181
^	Colonial BancGroup, Inc.	1,026,729	8,070
	Kilroy Realty Corp. REIT	166,467	7,955
	HRPT Properties Trust REIT	1,146,651	7,900
	Whitney Holdings Corp.	324,916	7,879
	Transatlantic Holdings, Inc.	138,370	7,520
	Omega Healthcare Investors, Inc. REIT	381,434	7,499
	Erie Indemnity Co. Class A	172,513	7,292
	American Campus Communities, Inc. REIT	214,683	7,273
	Brandywine Realty Trust REIT	445,860	7,147
	Tanger Factory Outlet Centers, Inc. REIT	160,721	7,038
	F.N.B. Corp.	438,376	7,005
	International Bancshares Corp.	258,631	6,983
*	Knight Capital Group, Inc. Class A	467,375	6,945
	Zenith National Insurance Corp.	189,120	6,929
	Glacier Bancorp, Inc.	274,925	6,810
	CBL & Associates Properties, Inc. REIT	337,686	6,781
*	Investment Technology Group, Inc.	222,668	6,776
	Old National Bancorp	337,303	6,753
	Webster Financial Corp.	267,274	6,749
	United Bankshares, Inc.	192,640	6,742
	Prosperity Bancshares, Inc.	196,113	6,666
	Equity Lifestyle Properties, Inc. REIT	125,069	6,632
^	Greenhill & Co., Inc.	89,218	6,580
	Mid-America Apartment Communities, Inc. REIT	133,729	6,571
	DCT Industrial Trust Inc. REIT	874,492	6,550
^	First Industrial Realty Trust REIT	225,677	6,472
	Unitrin, Inc.	254,493	6,347
	TFS Financial Corp.	502,484	6,291
	Post Properties, Inc. REIT	224,688	6,285
	Extra Space Storage Inc. REIT	404,391	6,211
	Selective Insurance Group	269,866	6,185
	EastGroup Properties, Inc. REIT	126,881	6,159

	Hancock Holding Co.	120,639	6,153
*	Signature Bank	175,708	6,129
*	Stifel Financial Corp.	120,393	6,008
	First Midwest Bancorp, Inc.	247,211	5,992
^	Cathay General Bancorp	251,776	5,992
*,^	AmeriCredit Corp.	586,522	5,941
	Delphi Financial Group, Inc.	211,193	5,922
	National Penn Bancshares Inc.	404,877	5,911
	MB Financial, Inc.	176,896	5,850
^	PrivateBancorp, Inc.	139,621	5,817
	Odyssey Re Holdings Corp.	129,874	5,688
	R.L.I. Corp.	90,972	5,648
	Lexington Realty Trust REIT	325,186	5,600
	First Financial Bankshares, Inc.	105,886	5,493
	BOK Financial Corp.	113,430	5,491
	The Phoenix Cos., Inc.	582,166	5,379
	Cash America International Inc.	148,240	5,343
	Trustmark Corp.	249,753	5,180
	Ares Capital Corp.	494,988	5,163
	Capitol Federal Financial	113,208	5,019
	Sovran Self Storage, Inc. REIT	111,344	4,976
*,^	KBW Inc.	150,119	4,945
	NBT Bancorp, Inc.	163,362	4,888
	Pacific Capital Bancorp	235,078	4,784
	LaSalle Hotel Properties REIT	204,443	4,768
	First Citizens BancShares Class A	26,584	4,759
^	Cousins Properties, Inc. REIT	188,285	4,756
	Freddie Mac	2,771,500	4,739
	CVB Financial Corp.	338,902	4,711
	Inland Real Estate Corp. REIT	294,770	4,625
	TrustCo Bank NY	385,870	4,519
*	Interactive Brokers Group, Inc.	203,765	4,517
	Colonial Properties Trust REIT	241,412	4,512
^	Umpqua Holdings Corp.	305,813	4,499
	PS Business Parks, Inc. REIT	77,188	4,446
	East West Bancorp, Inc.	322,968	4,425
	Provident Financial Services Inc.	267,926	4,423
	Employers Holdings, Inc.	251,494	4,371
	First Commonwealth Financial Corp.	324,344	4,369
	DiamondRock Hospitality Co. REIT	474,780	4,320
	S & T Bancorp, Inc.	117,204	4,317
	First BanCorp Puerto Rico	387,686	4,288
	optionsXpress Holdings Inc.	214,462	4,165
	Acadia Realty Trust REIT	164,664	4,163
	National Health Investors REIT	120,500	4,119
*	Alexander's, Inc. REIT	10,274	4,110
^	Park National Corp.	51,748	4,036
*	EZCORP, Inc.	211,369	3,974
	Franklin Street Properties Corp. REIT	301,884	3,924
*	Navigators Group, Inc.	67,602	3,921
	Sterling Bancshares, Inc.	372,895	3,897
	Sterling Financial Corp.	268,061	3,887
	Medical Properties Trust Inc. REIT	338,351	3,840
	Community Bank System, Inc.	152,420	3,833
	Brookline Bancorp, Inc.	296,453	3,792

	Chemical Financial Corp.	121,445	3,782
*,^	Portfolio Recovery Associates, Inc.	77,355	3,762
	CNA Financial Corp.	142,890	3,749
*	PHH Corp.	275,638	3,663
*	Investors Bancorp, Inc.	241,915	3,641
	PacWest Bancorp	126,405	3,614
	UCBH Holdings, Inc.	562,639	3,607
	WesBanco, Inc.	135,318	3,602
*	Pinnacle Financial Partners, Inc.	115,254	3,550
	Sunstone Hotel Investors, Inc. REIT	261,737	3,533
	Wintrust Financial Corp.	120,119	3,525
	City Holding Co.	82,124	3,470
	Equity One, Inc. REIT	168,595	3,455
^	Ambac Financial Group, Inc.	1,459,561	3,401
*	Piper Jaffray Cos., Inc.	78,147	3,380
*	Conseco, Inc.	939,399	3,307
	Infinity Property & Casualty Corp.	79,840	3,289
	Investors Real Estate Trust REIT	292,507	3,273
	United Fire & Casualty Co.	111,060	3,175
	Safety Insurance Group, Inc.	82,912	3,145
	IBERIABANK Corp.	59,047	3,121
*	Texas Capital Bancshares, Inc.	149,576	3,105
	U-Store-It Trust REIT	247,810	3,041
	LTC Properties, Inc. REIT	103,415	3,032
^	National Financial Partners Corp.	201,322	3,020
	Cedar Shopping Centers, Inc. REIT	227,524	3,008
*	World Acceptance Corp.	83,532	3,007
	Universal Health Realty Income REIT	76,933	2,993
	Financial Federal Corp.	130,062	2,981
*	PICO Holdings, Inc.	82,676	2,969
	Univest Corp. of Pennsylvania	79,688	2,948
	Parkway Properties Inc. REIT	77,840	2,947
	First Financial Corp. (IN)	62,336	2,929
	Strategic Hotels and Resorts, Inc. REIT	379,173	2,863
	Simmons First National Corp.	80,325	2,860
	SWS Group, Inc.	141,708	2,857
	OneBeacon Insurance Group Ltd.	135,039	2,856
^	Frontier Financial Corp.	211,604	2,842
	Pennsylvania REIT	150,654	2,840
	First Financial Bancorp	193,640	2,827
	Saul Centers, Inc. REIT	55,909	2,826
	Bank Mutual Corp.	247,861	2,813
	National Western Life Insurance Co. Class A	11,463	2,775
*	Tejon Ranch Co.	74,343	2,762
	DuPont Fabros Technology Inc.	180,962	2,760
^	United Community Banks, Inc.	207,719	2,754
	Stewart Information Services Corp.	92,178	2,742
	Provident New York Bancorp, Inc.	207,424	2,742
	The South Financial Group, Inc.	370,565	2,716
	Community Trust Bancorp Inc.	78,615	2,704
*	Forestar Real Estate Group, Inc.	181,562	2,678
	Mainsource Financial Group, Inc.	135,926	2,664
	Harleysville Group, Inc.	70,267	2,656
	Northwest Bancorp, Inc.	96,009	2,644
	Independent Bank Corp. (MA)	84,727	2,641

	FBL Financial Group, Inc. Class A	93,033	2,595
	Horace Mann Educators Corp.	200,887	2,585
	WSFS Financial Corp.	43,045	2,583
	State Auto Financial Corp.	88,361	2,569
	Suffolk Bancorp	64,915	2,558
	Harleysville National Corp.	149,896	2,545
	Cohen & Steers, Inc.	89,730	2,542
*	FPIC Insurance Group, Inc.	49,189	2,528
*	Crawford & Co. Class B	160,725	2,515
	S.Y. Bancorp, Inc.	80,908	2,477
	Central Pacific Financial Co.	146,501	2,463
	Tower Group, Inc.	103,762	2,445
	Boston Private Financial Holdings, Inc.	271,573	2,374
^	First Busey Corp.	129,316	2,370
	Getty Realty Holding Corp. REIT	104,710	2,329
	Dime Community Bancshares	152,450	2,320
	FelCor Lodging Trust, Inc. REIT	320,318	2,293
	American Physicians Capital, Inc.	53,624	2,270
	First Potomac REIT	130,391	2,241
	Oriental Financial Group Inc.	125,321	2,238
	Student Loan Corp.	23,939	2,226
*	Hilltop Holdings Inc.	215,237	2,221
*	Riskmetrics Group Inc.	112,819	2,208
*	Guaranty Bancorp	360,202	2,197
	First Source Corp.	91,940	2,161
*	FCStone Group, Inc.	119,707	2,154
*	First Cash Financial Services, Inc.	142,406	2,136
	Ashford Hospitality Trust REIT	526,133	2,131
*,^	Western Alliance Bancorp	137,500	2,126
	First Merchants Corp.	91,831	2,094
	Gamco Investors Inc. Class A	35,120	2,083
	American Equity Investment Life Holding Co.	273,826	2,054
	Republic Bancorp, Inc. Class A	67,689	2,052
	Washington Trust Bancorp, Inc.	76,430	2,033
	Ramco-Gershenson Properties Trust REIT	90,552	2,030
	Glimcher Realty Trust REIT	194,016	2,026
*	CNA Surety Corp.	119,790	2,000
	Flushing Financial Corp.	113,083	1,979
	Calamos Asset Management, Inc.	109,170	1,956
*	MSCI, Inc.-Class A Shares	81,062	1,945
*,^	Doral Financial Corp.	177,380	1,937
	Kearny Financial Corp.	157,927	1,933
	BancFirst Corp.	39,931	1,930
	LandAmerica Financial Group, Inc.	78,848	1,912
*	Ocwen Financial Corp.	233,786	1,882
	First Financial Holdings, Inc.	71,546	1,873
^	Heartland Financial USA, Inc.	74,648	1,871
	BankFinancial Corp.	124,573	1,829
	Sun Communities, Inc. REIT	91,085	1,804
	Meadowbrook Insurance Group, Inc.	253,446	1,789
	Renasant Corp.	82,368	1,788
	National Interstate Corp.	74,138	1,782
^	iStar Financial Inc. REIT	684,907	1,781
*	Beneficial Mutual Bancorp, Inc.	140,111	1,772
	Hercules Technology Growth Capital, Inc.	180,890	1,755

	StellarOne Corp.	84,403	1,745
	Columbia Banking System, Inc.	96,523	1,711
	Bank of the Ozarks, Inc.	63,285	1,709
	Presidential Life Corp.	106,111	1,675
	West Bancorporation	128,134	1,670
	CapLease, Inc. REIT	209,161	1,659
	Prospect Energy Corp.	128,919	1,651
^	Home Bancshares Inc.	63,070	1,632
*,^	Citizens, Inc.	197,684	1,625
	Sterling Bancorp	112,368	1,625
	Associated Estates Realty Corp. REIT	124,434	1,621
	Capital Southwest Corp.	11,364	1,614
^	Capitol Bancorp Ltd.	82,722	1,612
*	Sun Bancorp, Inc. (NJ)	117,991	1,599
	Arrow Financial Corp.	54,116	1,592
^	Provident Bankshares Corp.	162,455	1,577
	Union Bankshares Corp.	65,394	1,569
	GFI Group Inc.	330,076	1,555
	Financial Institutions, Inc.	76,747	1,536
	First Bancorp (NC)	89,784	1,535
	MVC Capital, Inc.	100,200	1,528
	Sandy Spring Bancorp, Inc.	68,679	1,518
	Westwood Holdings Group, Inc.	31,926	1,513
	Baldwin & Lyons, Inc. Class B	62,684	1,503
^	Capital City Bank Group, Inc.	47,267	1,482
*	LaBranche & Co. Inc.	328,501	1,478
*	TradeStation Group, Inc.	152,844	1,429
	Mission West Properties Inc. REIT	144,951	1,412
	Hersha Hospitality Trust REIT	189,567	1,410
*,^	Encore Capital Group, Inc.	102,040	1,398
^	Cascade Bancorp	156,696	1,393
	Kite Realty Group Trust REIT	126,562	1,392
	Nelnet, Inc.	95,744	1,360
	TriCo Bancshares	63,139	1,359
	Essa Bancorp Inc.	97,217	1,351
	SCBT Financial Corp.	35,795	1,346
	Gladstone Capital Corp.	88,269	1,345
	Cardinal Financial Corp.	165,519	1,337
	Peoples Bancorp, Inc.	60,816	1,324
	MCG Capital Corp.	498,308	1,306
*	MarketAxess Holdings, Inc.	158,127	1,276
*	PMA Capital Corp. Class A	144,309	1,273
	Tompkins Trustco, Inc.	25,069	1,266
	BlackRock Kelso Capital Corp.	109,665	1,264
*	Diamond Hill Investment Group	14,004	1,259
	OceanFirst Financial Corp.	69,392	1,257
*,^	Avatar Holding, Inc.	38,048	1,256
	Amtrust Financial Services Inc.	92,046	1,251
*	eHealth, Inc.	77,927	1,247
	First Community Bancshares, Inc.	33,061	1,240
	Southwest Bancorp, Inc.	70,018	1,237
	Hanmi Financial Corp.	243,513	1,230
*	Amerisafe Inc.	67,333	1,225
	Education Realty Trust, Inc. REIT	110,516	1,225
*	Dollar Financial Corp.	79,503	1,224

*,^	Guaranty Financial Group, Inc.	307,923	1,216
	Kohlberg Capital Corp.	141,231	1,213
	Maguire Properties, Inc. REIT	202,942	1,210
	Smithtown Bancorp, Inc.	53,713	1,209
	Wilshire Bancorp Inc.	99,171	1,207
	Southside Bancshares, Inc.	47,675	1,201
	Amcore Financial, Inc.	128,532	1,189
	Lakeland Bancorp, Inc.	101,482	1,186
*	Pennsylvania Commerce Bancorp, Inc.	39,532	1,178
*	Seabright Insurance Holdings, Inc.	90,318	1,174
^	Greene County Bancshares	49,648	1,167
	Nara Bancorp, Inc.	103,100	1,155
	Clifton Savings Bancorp, Inc.	94,702	1,135
	Abington Community Bancorp Inc.	111,077	1,124
	West Coast Bancorp	76,596	1,123
^	Old Second Bancorp, Inc.	60,595	1,122
	Donegal Group Inc. Class B	63,194	1,122
	City Bank Lynnwood (WA)	70,857	1,105
	Berkshire Hills Bancorp, Inc.	34,510	1,104
	NGP Capital Resources Co.	75,662	1,102
	German American Bancorp	94,320	1,099
	Center Financial Corp.	84,899	1,084
^	Columbia Bancorp (OR)	176,996	1,078
	Radian Group, Inc.	212,984	1,073
*,^	Asset Acceptance Capital Corp.	101,728	1,072
	Citizens Banking Corp.	348,032	1,072
*	Superior Bancorp	125,018	1,056
	First Place Financial Corp.	81,554	1,048
*	Penson Worldwide, Inc.	75,367	1,045
*	Republic First Bancorp, Inc.	120,766	1,040
	First United Corp.	51,914	1,033
*	NewStar Financial, Inc.	126,229	1,021
	First State Bancorporation	189,161	1,010
^	Seacoast Banking Corp. of Florida	93,918	1,008
^	PremierWest Bancorp	124,717	1,006
	Advance America, Cash Advance Centers, Inc.	335,998	1,005
	MetroCorp Bancshares, Inc.	79,068	998
^	Enterprise Financial Services Corp.	44,104	995
	ViewPoint Financial Group	56,704	992
*	Bank of Florida Corp.	120,099	990
	Thomas Properties Group, Inc.	97,826	988
	Great Southern Bancorp, Inc.	77,427	987
	Heritage Commerce Corp.	64,576	983
*	Virginia Commerce Bancorp, Inc.	157,225	983
	Westfield Financial, Inc.	95,139	980
^	Shore Bancshares, Inc.	37,933	975
	Taylor Capital Group, Inc.	81,177	973
*	Thomas Weisel Partners Group, Inc.	115,068	970
*	Oritani Financial Corp.	57,536	969
	United Community Financial Corp.	192,994	965
	Lakeland Financial Corp.	43,639	958
	Consolidated-Tomoka Land Co.	22,073	953
	Citizens & Northern Corp.	43,521	938
	Ameris Bancorp	62,969	935
	Urstadt Biddle Properties Class A REIT	49,307	925

^	Sierra Bancorp	44,072	919
	Danvers Bancorp, Inc.	71,489	911
	Independent Bank Corp. (MI)	146,905	909
	Sanders Morris Harris Group Inc.	104,751	906
	Irwin Financial Corp.	227,132	897
	Banner Corp.	74,283	892
	Integra Bank Corp.	111,349	889
	Yadkin Valley Bank and Trust Co.	52,308	887
*	Darwin Professional Underwriters, Inc.	28,500	887
	Camden National Corp.	25,228	882
	PennantPark Investment Corp.	117,919	874
*	AmCOMP, Inc.	75,103	871
	Pacific Continental Corp.	59,113	865
	United Financial Bancorp, Inc.	58,130	863
^	BancTrust Financial Group, Inc.	65,580	860
	Kansas City Life Insurance Co.	18,429	848
	Evercore Partners Inc.	47,000	845
	Center Bancorp, Inc.	81,709	829
	NYMAGIC, Inc.	32,639	824
	United Western Bancorp. Inc.	65,761	822
	MBT Financial Corp.	176,286	818
*	Rewards Network Inc.	162,699	817
	Monmouth Real Estate Investment Corp. REIT	104,202	812
	Peapack Gladstone Financial Corp.	24,119	808
^	One Liberty Properties, Inc. REIT	45,700	808
^	U.S. Global Investors, Inc. Class A	80,300	807
	Home Federal Bancorp, Inc.	62,277	794
	Camco Financial Corp.	80,664	783
	EMC Insurance Group, Inc.	26,272	775
	Merchants Bancshares, Inc.	31,813	771
	Imperial Capital Bancorp Inc.	88,815	770
*,^	First Federal Financial Corp.	96,617	757
	North Valley Bancorp	125,837	750
	Gladstone Investment Corp.	108,613	747
^	Pzena Investment Management CL A	78,300	742
^	Flagstar Bancorp, Inc.	248,767	741
	CoBiz Inc.	61,562	739
*	Waterstone Financial, Inc.	74,911	732
^	Temecula Valley Bancorp, Inc.	132,826	724
	Pacific Mercantile Bancorp	112,659	723
*	Bridge Capital Holdings	66,759	720
	Peoples Bancorp of North Carolina	63,618	718
*	First Mercury Financial Corp.	49,900	711
^	Brooklyn Federal Bancorp	48,000	710
^	Macatawa Bank Corp.	100,147	700
	First Financial Northwest, Inc.	67,527	697
	AmREIT, Inc. REIT	103,107	696
	Farmers Capital Bank Corp.	24,978	675
	Hawthorn Bancshares Inc.	27,608	673
	State Bancorp, Inc.	45,068	672
	Winthrop Realty Trust Inc. REIT	171,984	671
^	Life Partners Holdings	18,580	668
	Willow Grove Bancorp, Inc.	72,968	667
*	Ameriserv Financial Inc.	280,915	663
	Anchor Bancorp Wisconsin Inc.	88,837	653

	Urstadt Biddle Properties REIT	38,700	653
	Heritage Financial Corp.	52,119	650
	Citizens First Bancorp, Inc.	121,096	648
	United Security Bancshares, Inc.	39,227	647
	Agree Realty Corp. REIT	22,621	647
	Patriot Capital Funding Inc.	101,502	647
	MutualFirst Financial Inc.	66,044	645
^	United Security Bancshares (CA)	39,170	641
*	Harris & Harris Group, Inc.	100,344	640
*	United PanAm Financial Corp.	173,913	640
	Cogdell Spencer Inc. REIT	39,700	637
	BGC Partners, Inc.	147,482	633
	American Land Lease, Inc. REIT	32,411	630
	Wainwright Bank & Trust Co.	72,338	615
*	Stratus Properties Inc.	22,271	613
^	First South Bancorp, Inc.	35,062	606
	NewBridge Bancorp.	126,829	605
	Northrim Bancorp Inc.	36,802	604
	Advanta Corp. Class B	73,325	603
	Provident Financial Holdings, Inc.	68,272	601
	Century Bancorp, Inc. Class A	39,922	598
	Jefferson Bancshares, Inc.	63,688	595
	Indiana Community Bancorp	39,931	595
*	FBR Capital Markets Corp.	90,970	589
	American National Bankshares Inc.	32,444	574
	CFS Bancorp, Inc.	62,058	574
	Horizon Financial Corp.	63,121	573
	Advanta Corp. Class A	116,032	572
	Medallion Financial Corp.	54,250	568
	First Security Group Inc.	77,183	565
	National Bankshares, Inc.	32,178	563
*,^	Community Bancorp	88,337	562
*	Dearborn Bancorp, Inc.	111,890	554
*,^	CompuCredit Corp.	139,794	548
	American Bancorp of New Jersey, Inc.	53,982	538
*	First Regional Bancorp	86,064	538
	TF Financial Corp.	23,289	536
	TierOne Corp.	104,133	534
*,^	Maui Land & Pineapple Co., Inc.	19,374	533
	Capital Bank Corp.	55,893	531
*,^	Broadpoint Securities Group	182,848	530
	MicroFinancial Inc.	132,214	525
	Bancorp Rhode Island Inc.	18,228	524
	Gramercy Capital Corp. REIT	201,616	522
	Friedman, Billings, Ramsey Group, Inc. REIT	259,518	519
	Centrue Financial Corp.	36,873	515
	Kayne Anderson Energy Development Co.	30,122	510
	The PMI Group Inc.	172,518	509
	Supertel Hospitality, Inc. REIT	122,883	498
	Epoch Holding Corp.	46,684	493
*	The Bancorp Inc.	98,400	492
	Bank of Marin Bancorp	15,494	488
	NASB Financial Inc.	14,892	484
	TIB Financial Corp.	85,810	483
	Rockville Financial, Inc.	30,572	482

	FNB Corp. (NC)	64,377	471
^	K-Fed Bancorp	51,019	467
	WSB Holdings, Inc.	96,839	467
*	Northfield Bancorp, Inc.	38,343	464
*,^	EuroBancshares, Inc.	178,180	461
	Bryn Mawr Bank Corp.	20,843	458
*	HouseValues, Inc.	172,707	458
	Preferred Bank	40,712	456
*	Specialty Underwriters' Alliance, Inc.	92,294	455
	HMN Financial, Inc.	36,082	447
	Timberland Bancorp, Inc.	55,811	446
*	BankAtlantic Bancorp, Inc. Class A	54,161	444
*,^	Ladenburg Thalmann Financial Services, Inc.	245,311	442
	Citizens South Banking Corp.	62,613	440
	Cadence Financial Corp.	46,958	435
	Meta Financial Group, Inc.	25,359	431
	Community Capital Corp.	44,399	424
	PMC Commercial Trust REIT	57,454	419
^	Centerstate Banks of Florida	23,308	417
	Cooperative Bankshares, Inc.	77,601	416
^	ASTA Funding, Inc.	58,591	411
^	Colony Bankcorp, Inc.	39,477	411
	Summit Financial Group, Inc.	34,810	409
	TICC Capital Corp.	78,878	405
*	Meruelo Maddux Properties Inc.	322,732	394
*	Marlin Business Services Inc.	46,117	391
	Penns Woods Bancorp, Inc.	13,466	391
^	Ames National Corp.	14,657	380
*	First Acceptance Corp.	111,666	380
	Southern Community Financial Corp.	79,721	379
	ESB Financial Corp.	40,212	377
	QC Holdings Inc.	54,699	374
*,^	Credit Acceptance Corp.	21,647	368
*	Southcoast Financial Corp	51,525	365
	Legacy Bancorp, Inc.	26,985	364
	Cascade Financial Corp.	48,585	364
	Atlantic Coast Federal Corp.	45,532	352
	Pulaski Financial Corp.	42,398	351
	Beverly Hills Bancorp Inc.	287,246	350
	Ocean Shore Holding Co.	38,272	346
	Mercantile Bank Corp.	42,927	343
	Independence Holding Co.	29,549	341
	American River Bankshares	33,491	335
*,^	International Assets Holding Corp.	13,702	330
*	Reis, Inc.	54,774	326
*	Wilshire Enterprises, Inc.	109,616	321
	Mercer Insurance Group, Inc.	19,856	319
*	FirstCity Financial Corp.	58,777	313
	Guaranty Federal Bancshares, Inc.	27,070	309
	Grubb & Ellis Co.	113,800	307
*	ZipRealty, Inc.	75,182	307
	Eastern Insurance Holdings, Inc.	21,646	290
^	Security Bank Corp.	69,634	289
^	Corus Bankshares Inc.	71,286	289
	BRT Realty Trust REIT	33,405	287

	Bank of Granite Corp.	122,913	286
*	HFF Inc. Class A	68,364	273
	Gladstone Commercial Corp. REIT	17,953	272
*	Central Jersy Bancorp	38,720	271
	21st Century Holding Co.	51,331	270
	Midwest Banc Holdings, Inc.	65,404	262
	Firstbank Corp.	25,522	260
	The First Marblehead Corp.	103,076	257
	PAB Bankshares, Inc.	37,118	253
	Donegal Group Inc. Class A	13,755	249
	Roma Financial Corp.	16,534	244
	Intervest Bancshares Corp.	30,839	235
	Northern States Financial Corp.	25,045	234
	Eagle Bancorp, Inc.	27,703	233
*	Cowen Group, Inc.	26,574	227
*	Sun American Bancorp	91,047	226
	Fidelity Southern Corp.	52,101	225
^	W Holding Co., Inc.	470,929	221
	Alliance Financial Corp.	9,555	220
*	Millennium Bankshares Corp.	141,277	219
	Presidential Realty Corp. REIT	46,000	219
	Princeton National Bancorp, Inc.	8,484	216
	Affirmative Insurance Holdings, Inc.	68,073	215
	UMH Properties, Inc. REIT	30,906	215
	Highland Distressed Opportunities, Inc.	72,169	214
	Gateway Financial Holdings, Inc.	40,010	214
*	Nicholas Financial Inc.	41,500	210
*	Consumer Portfolio Services, Inc.	87,963	202
	VIST Financial Corp.	16,812	202
^	Vineyard National Bancorp Co.	150,800	189
	Federal Agricultural Mortgage Corp. Class C	44,730	183
	Royal Bancshares of Pennsylvania, Inc.	31,321	174
	Pamrapo Bancorp, Inc.	17,095	174
*,^	Triad Guaranty, Inc.	105,541	168
*	Tree.com, Inc.	34,615	167
	Middleburg Financial Corp.	9,488	166
	PFF Bancorp, Inc.	128,495	161
	Rainier Pacific Financial Group Inc.	36,363	160
	American Physicians Service Group, Inc.	7,384	156
	Prudential Bancorp, Inc. of Pennsylvania	15,408	155
	Universal Insurance Holdings, INC.	43,936	153
	Riverview Bancorp Inc.	24,421	147
	Heritage Financial Group	12,943	131
	Washington Banking Co.	14,271	129
*	Penn Treaty American Corp.	81,500	129
*,^	FX Real Estate and Entertainment Inc.	111,517	116
	First Defiance Financial Corp.	10,055	111
*,^	Franklin Bank Corp.	223,456	109
	Investors Capital Holdings, Ltd.	25,100	101
^	Mercantile Bancorp, Inc	5,250	81
*	Encore Bancshares, Inc.	4,326	78
	Hampton Roads Bankshares, Inc.	7,160	73
	First Citizens Banc Corp.	6,700	66
	Tortoise Capital Resources Corp.	6,775	60
	Commonwealth Bankshares, Inc.	4,095	58

*	Thornburg Mortgage, Inc.	26,132	46
	Federal Agricultural Mortgage Corp. Class A	12,788	45
*	Peoples Community Bancorp	28,820	43
	Parkvale Financial Corp.	2,222	35
^	BankUnited Financial Corp.	29,861	23
^	Downey Financial Corp.	6,261	18
	Brooke Corp.	58,923	11
*	AMV Liquidating Trust	94,702	11
*	Malan Realty Investors, Inc. REIT	49,200	1
			2,338,441
Health Care (13.8%)
*	Genentech, Inc.	2,326,013	206,271
	DENTSPLY International Inc.	747,385	28,057
*	Covance, Inc.	316,907	28,018
*	Cephalon, Inc.	340,284	26,369
*	Vertex Pharmaceuticals, Inc.	747,813	24,857
*	Hologic, Inc.	1,285,016	24,839
*	Henry Schein, Inc.	450,695	24,265
	Pharmaceutical Product Development, Inc.	576,811	23,851
*	Illumina, Inc.	574,134	23,270
	Beckman Coulter, Inc.	313,329	22,243
*	Charles River Laboratories, Inc.	342,285	19,007
*	ImClone Systems, Inc.	304,202	18,994
*	Invitrogen Corp.	455,196	17,206
*	ResMed Inc.	383,269	16,481
*	IDEXX Laboratories Corp.	300,237	16,453
*	Edwards Lifesciences Corp.	278,951	16,112
*	Alexion Pharmaceuticals, Inc.	390,588	15,350
	Omnicare, Inc.	529,822	15,243
*	Cerner Corp.	340,170	15,185
	Perrigo Co.	390,750	15,028
*	Myriad Genetics, Inc.	227,100	14,734
*	Gen-Probe Inc.	272,473	14,455
	Universal Health Services Class B	256,322	14,362
*	OSI Pharmaceuticals, Inc.	289,594	14,274
*	Community Health Systems, Inc.	486,215	14,251
*	Techne Corp.	194,846	14,052
*	BioMarin Pharmaceutical Inc.	500,984	13,271
*	Health Net Inc.	542,231	12,797
	Teleflex Inc.	200,307	12,717
*	Pediatrix Medical Group, Inc.	234,950	12,669
*	VCA Antech, Inc.	424,681	12,515
*	Endo Pharmaceuticals Holdings, Inc.	608,977	12,180
*	United Therapeutics Corp.	115,422	12,139
*	Amylin Pharmaceuticals, Inc.	590,205	11,934
*	Inverness Medical Innovations, Inc.	393,050	11,791
*	Immucor Inc.	354,839	11,341
	STERIS Corp.	297,920	11,196
*	Lincare Holdings, Inc.	371,120	11,167
*	Psychiatric Solutions, Inc.	282,151	10,708
*	HLTH Corp.	928,691	10,615
*	Onyx Pharmaceuticals, Inc.	283,135	10,244
	Owens & Minor, Inc. Holding Co.	209,388	10,155
*	Sepracor Inc.	548,732	10,047
	Hill-Rom Holdings, Inc.	317,191	9,614

*	Bio-Rad Laboratories, Inc. Class A	94,875	9,404
*,^	Valeant Pharmaceuticals International	448,114	9,173
*	Nuvasive, Inc.	180,982	8,928
*	Masimo Corp.	235,193	8,749
*	LifePoint Hospitals, Inc.	269,921	8,675
*	Magellan Health Services, Inc.	206,336	8,472
*	HealthSouth Corp.	448,088	8,258
*,^	Isis Pharmaceuticals, Inc.	485,222	8,195
	West Pharmaceutical Services, Inc.	164,506	8,031
*	PAREXEL International Corp.	279,806	8,019
*	Haemonetics Corp.	129,778	8,010
*	Alpharma, Inc. Class A	216,247	7,977
	Cooper Cos., Inc.	229,105	7,964
*	Kinetic Concepts, Inc.	276,159	7,895
*	WellCare Health Plans Inc.	212,334	7,644
*	Thoratec Corp.	277,386	7,281
*	Regeneron Pharmaceuticals, Inc.	318,100	6,944
*	AMERIGROUP Corp.	271,674	6,860
*	American Medical Systems Holdings, Inc.	370,315	6,577
*,^	Amedisys Inc.	134,959	6,568
*	Alkermes, Inc.	486,971	6,477
*	Varian, Inc.	150,382	6,451
*	Cubist Pharmaceuticals, Inc.	287,093	6,382
*	PSS World Medical, Inc.	315,553	6,153
*	The Medicines Co.	264,865	6,150
*	Celera Corp.	395,771	6,115
*	Xenoport Inc.	125,569	6,089
	Meridian Bioscience Inc.	204,375	5,935
*	Dionex Corp.	92,734	5,893
*	Auxilium Pharmaceuticals, Inc.	179,815	5,826
*	Eclipsys Corp.	277,297	5,809
*	Wright Medical Group, Inc.	189,277	5,762
	PDL BioPharma Inc.	607,338	5,654
*	Healthspring, Inc.	254,832	5,392
	Martek Biosciences Corp.	168,103	5,282
*	Sequenom, Inc.	198,128	5,274
*,^	Advanced Medical Optics, Inc.	292,029	5,192
*	Luminex Corp.	207,270	5,184
*	Health Management Associates Class A	1,238,211	5,151
	Sciele Pharma, Inc.	163,442	5,032
*	HealthExtras, Inc.	190,690	4,981
	Chemed Corp.	118,480	4,865
*,^	Alnylam Pharmaceuticals Inc.	166,776	4,828
*	ViroPharma Inc.	356,382	4,676
*	CONMED Corp.	145,829	4,667
*	Phase Forward Inc.	218,395	4,567
*	Centene Corp.	221,735	4,548
*	K-V Pharmaceutical Co. Class A	193,351	4,391
*	Human Genome Sciences, Inc.	689,588	4,379
*	Rigel Pharmaceuticals, Inc.	185,875	4,340
*	Integra LifeSciences Holdings	97,368	4,287
	Medicis Pharmaceutical Corp.	287,477	4,286
*	Kindred Healthcare, Inc.	152,936	4,216
*	Medarex, Inc.	650,434	4,208
*	Bruker BioSciences Corp.	311,658	4,154

	Brookdale Senior Living Inc.	188,204	4,139
	Mentor Corp.	172,145	4,107
*	AmSurg Corp.	160,422	4,086
*	Apria Healthcare Group Inc.	223,988	4,086
*	Cepheid, Inc.	289,882	4,009
	Invacare Corp.	163,453	3,946
*	Gentiva Health Services, Inc.	145,356	3,916
*	Acorda Therapeutics Inc.	162,395	3,873
*,^	ArthroCare Corp.	135,899	3,767
*	Align Technology, Inc.	347,219	3,760
*	Incyte Corp.	486,598	3,722
*	Allscripts Healthcare Solutions, Inc.	291,238	3,623
*,^	Medivation Inc.	134,830	3,568
*	Zoll Medical Corp.	107,155	3,506
*	PharMerica Corp.	154,902	3,484
	Datascope Corp.	67,214	3,470
	Landauer, Inc.	47,289	3,440
	Analogic Corp.	68,320	3,400
*	Savient Pharmaceuticals Inc.	227,212	3,388
*	Symmetry Medical Inc.	181,217	3,363
*	CV Therapeutics, Inc.	309,777	3,346
*	Theravance, Inc.	266,375	3,319
*	Exelixis, Inc.	536,998	3,265
*	Natus Medical Inc.	140,145	3,176
*	Sunrise Senior Living, Inc.	229,062	3,159
*	Seattle Genetics, Inc.	291,334	3,117
	Vital Signs, Inc.	41,472	3,065
*	Halozyme Therapeutics Inc.	406,067	2,981
*	inVentiv Health, Inc.	168,611	2,978
*	AMAG Pharmaceuticals, Inc.	76,405	2,959
*	Kendle International Inc.	65,994	2,951
*	Emeritus Corp.	116,969	2,913
*	Universal American Corp.	238,600	2,909
*	Greatbatch, Inc.	116,509	2,859
*	Vivus, Inc.	356,954	2,834
*	Healthways, Inc.	173,643	2,801
*,^	ABIOMED, Inc.	157,750	2,800
*	ev3 Inc.	275,839	2,769
*	HMS Holdings Corp.	114,195	2,736
*,^	AthenaHealth Inc.	82,012	2,729
*,^	Dendreon Corp.	476,627	2,722
*	Merit Medical Systems, Inc.	144,152	2,706
*	AMN Healthcare Services, Inc.	153,668	2,700
*	SonoSite, Inc.	85,937	2,698
*	Cougar Biotechnology Inc.	79,888	2,667
*,^	InterMune Inc.	155,182	2,655
*	Durect Corp.	468,322	2,623
*	Conceptus, Inc.	155,529	2,579
*	RTI Biologics, Inc.	274,125	2,563
*	eResearch Technology, Inc.	214,087	2,550
*	Cross Country Healthcare, Inc.	156,219	2,545
*	Volcano Corp.	146,704	2,537
*	Sun Healthcare Group Inc.	170,129	2,494
*	Albany Molecular Research, Inc.	136,804	2,475
*,^	SurModics, Inc.	78,581	2,475

*	Molina Healthcare Inc.	78,811	2,443
*	Quidel Corp.	148,545	2,438
*,^	Abraxis BioScience	34,711	2,394
*	ICU Medical, Inc.	78,642	2,392
*	Res-Care, Inc.	130,957	2,376
*	Kensey Nash Corp.	75,503	2,375
*	Omnicell, Inc.	176,104	2,316
*	CryoLife Inc.	171,225	2,246
*	Hanger Orthopedic Group, Inc.	128,658	2,245
*	Abaxis, Inc.	110,638	2,180
*	Par Pharmaceutical Cos. Inc.	176,119	2,165
*	IRIS International, Inc.	114,107	2,043
*,^	Assisted Living Concepts Inc.	319,013	2,032
*	Odyssey Healthcare, Inc.	194,020	1,969
*	LHC Group Inc.	68,835	1,960
*,^	Cyberonics, Inc.	114,233	1,942
*	Arena Pharmaceuticals, Inc.	388,087	1,940
*	NPS Pharmaceuticals Inc.	270,430	1,931
*	RehabCare Group, Inc.	104,313	1,888
*	Allos Therapeutics Inc.	251,080	1,861
*	VNUS Medical Technologies, Inc.	88,093	1,844
*	XOMA Ltd.	871,179	1,829
*	Affymetrix, Inc.	234,754	1,817
*	Noven Pharmaceuticals, Inc.	154,420	1,804
*	Almost Family Inc.	44,894	1,776
*	Momenta Pharmaceuticals, Inc.	134,974	1,770
*,^	GTx, Inc.	91,620	1,743
*	Skilled Healthcare Group Inc.	109,574	1,741
*	Accuray Inc.	212,092	1,712
*	Array BioPharma Inc.	222,720	1,710
*,^	Enzon Pharmaceuticals, Inc.	229,862	1,696
*	CorVel Corp.	57,811	1,654
*	Salix Pharmaceuticals, Ltd.	256,860	1,646
*	Bio-Reference Laboratories, Inc.	56,555	1,634
*,^	Questcor Pharmaceuticals, Inc.	222,066	1,632
*	US Physical Therapy, Inc.	92,440	1,605
*,^	Pozen Inc.	152,438	1,602
*	Ligand Pharmaceuticals Inc. Class B	539,392	1,591
*	OraSure Technologies, Inc.	319,968	1,574
	National Healthcare Corp.	33,274	1,568
*	Dyax Corp.	353,484	1,555
*	Cypress Bioscience, Inc.	205,260	1,509
*	Air Methods Corp.	53,070	1,502
*	Neogen Corp.	52,390	1,476
*	Nabi Biopharmaceuticals	313,710	1,462
*	Progenics Pharmaceuticals, Inc.	109,122	1,452
*	Idenix Pharmaceuticals Inc.	199,099	1,439
*	Enzo Biochem, Inc.	129,174	1,420
*	Medical Action Industries Inc.	108,076	1,419
*	MWI Veterinary Supply Inc.	35,225	1,384
*,^	Sangamo BioSciences, Inc.	177,756	1,369
*,^	Geron Corp.	338,737	1,338
	Computer Programs and Systems, Inc.	45,825	1,327
*,^	Pain Therapeutics, Inc.	135,662	1,325
*	Inspire Pharmaceuticals, Inc.	366,434	1,308
*	ImmunoGen, Inc.	261,924	1,286
*	Palomar Medical Technologies, Inc.	95,103	1,280
*	Akorn, Inc.	243,795	1,251
*	Zymogenetics, Inc.	184,429	1,228
*,^	Discovery Laboratories, Inc.	655,838	1,226
*	AngioDynamics, Inc.	77,612	1,226
*	Life Sciences Research, Inc.	34,894	1,221
*	Omrix Biopharmaceuticals, Inc.	67,152	1,205
*	ARIAD Pharmaceuticals, Inc.	483,212	1,194
*,^	CombiMatrix Corp.	78,624	1,170
*	Vital Images, Inc.	77,468	1,162
*	Adolor Corp.	332,624	1,148
*,^	MannKind Corp.	297,107	1,147
*,^	Somanetics Corp.	52,042	1,138
*	Indevus Pharmaceuticals, Inc.	338,965	1,136
*	Accelrys Inc.	206,798	1,135
*,^	Molecular Insight Pharmaceuticals, Inc.	146,468	1,125
*	Nektar Therapeutics	303,927	1,091
*,^	Columbia Laboratories Inc.	416,130	1,090
*	Dexcom Inc.	175,914	1,089
*,^	SIGA Technologies, Inc.	288,857	1,083
*	STAAR Surgical Co.	241,010	1,082
*,^	Osiris Therapeutics, Inc.	56,042	1,081
*	Repligen Corp.	226,701	1,068
*,^	Idera Pharmaceuticals, Inc.	75,391	1,061
*	Avigen, Inc.	263,049	1,052
*	Orthovita, Inc.	404,240	1,051
*,^	Genomic Health, Inc.	45,935	1,040
*	Matrixx Initiatives, Inc.	57,058	1,026
*	Alliance Imaging, Inc.	99,471	1,022
*	Cerus Corp.	245,536	1,014
*	Amicas, Inc.	413,446	992
*	Icad Inc.	305,341	974
*	Micrus Endovascular Corp.	69,523	970
*	Emergency Medical Services LP Class A	32,410	968
*,^	Stereotaxis Inc.	159,906	967
*,^	Hansen Medical Inc.	70,500	948
*	Harvard Bioscience, Inc.	201,976	939
*	Cardiac Science Corp.	90,574	938
*	I-Flow Corp.	98,878	921
*	Poniard Pharmaceuticals, Inc.	213,363	911
*	Synovis Life Technologies, Inc.	48,300	909
*	Chindex International, Inc.	83,451	906
*,^	Optimer Pharmaceuticals Inc.	113,964	906
*	Immunomedics Inc.	508,947	906
*	Cambrex Corp.	146,228	899
*	Spectranetics Corp.	187,253	867
*	AspenBio Pharma, Inc.	138,637	865
*,^	ATS Medical, Inc.	294,520	851
*	DepoMed, Inc.	232,522	849
*	MedCath Corp.	46,448	832
*,^	GenVec, Inc.	686,203	830
*	Cytokinetics, Inc.	172,363	817
*	Tercica, Inc.	89,520	800
*	Maxygen Inc.	187,834	795
*	Curis, Inc.	683,767	793
*	Allion Healthcare Inc.	132,942	791
*,^	Javelin Pharmaceuticals, Inc.	303,275	789
*	Genoptix, Inc.	23,746	776
	Psychemedics Corp.	52,505	772
*	CardioNet, Inc.	30,359	758
*	Monogram Biosciences, Inc.	970,832	738
*	Aspect Medical Systems, Inc.	141,825	737
*	Rural/Metro Corp.	287,885	731
*	Pharmanet Development Group, Inc.	99,473	718
*	Biomimetic Therapeutics, Inc.	64,418	712
*	Medtox Scientific, Inc.	57,254	707
*	Caraco Pharmaceutical Laboratories, Ltd.	56,300	704
*	Theragenics Corp.	225,027	702
*	Novavax, Inc.	240,916	699
*	Novamed, Inc.	147,212	698
*	Five Star Quality Care, Inc.	185,194	694
*	BioScrip Inc.	232,428	693
*,^	Metabolix Inc.	63,475	691
*,^	Repros Therapeutics, Inc.	96,499	686
*,^	Clarient, Inc.	392,032	686
*	MedAssets, Inc.	38,840	668
*	Insulet Corp.	47,984	668
*	Osteotech, Inc.	155,219	661
*	America Service Group Inc.	68,352	651
*	Vascular Solutions, Inc.	86,337	647
*	RadNet, Inc.	160,705	644

*	AtriCure, Inc.	64,202	643
*	ArQule, Inc.	197,912	637
*,^	BioCryst Pharmaceuticals, Inc.	199,343	626
*	Nighthawk Radiology Holdings, Inc.	83,839	605
*	ThermoGenesis Corp.	481,455	602
*	PDI, Inc.	75,218	597
*	Exactech, Inc.	26,624	592
*	Anika Resh Inc.	81,043	586
*	Alexza Pharmaceuticals, Inc.	118,551	586
*	Acadia Pharmaceuticals Inc.	217,085	582
*	Clinical Data, Inc.	36,149	581
*	TomoTherapy, Inc.	126,500	579
*	Caliper Life Sciences, Inc.	204,907	574
*	Hi-Tech Pharmacal Co., Inc.	58,045	570
*	Anadys Pharmaceuticals Inc.	214,189	568
*	Rochester Medical Corp.	42,755	567
*	Senomyx, Inc.	124,334	563
*	Capital Senior Living Corp.	73,813	561
*	American Dental Partners, Inc.	47,339	554
*	Providence Service Corp.	55,806	547
*	Neurocrine Biosciences, Inc.	116,458	546
*,^	Opko Health, Inc.	306,590	537
*	Dialysis Corp. of America	66,002	518
*	Pharmacyclics, Inc.	253,074	511
*	Cutera, Inc.	45,941	487
*	Cantel Medical Corp.	50,650	487
*	Penwest Pharmaceuticals Co.	233,656	481
	LCA-Vision Inc.	103,594	481
*	StemCells, Inc.	466,378	480
*,^	Insmed Inc.	940,341	470
*	Mediware Information Systems, Inc.	81,582	450
*	NMT Medical, Inc.	141,599	442
*	Orexigen Therapeutics Inc.	40,914	441
*,^	Peregrine Pharmaceuticals, Inc.	1,308,631	433
	Young Innovations, Inc.	21,351	431
*	SciClone Pharmaceuticals, Inc.	377,706	427
*	BioSphere Medical Inc.	120,616	422
*	Bioanalytical Systems, Inc.	86,496	417
*	Bovie Medical Corp.	58,260	399
*,^	Oscient Pharmaceuticals Corp.	362,089	398
*	Endologix, Inc.	195,978	398
*	Metabasis Therapeutics, Inc.	348,111	393
^	Cytrx Corp.	767,613	391
*,^	Arrowhead Research Corp.	376,041	391
*	Health Grades, Inc	135,627	385
*	Cynosure Inc.	21,100	379
*	Lexicon Pharmaceuticals Inc.	211,768	377
*	Obagi Medical Products, Inc.	37,655	376
*	Emisphere Technologies, Inc.	189,650	376
*,^	Introgen Therapeutics, Inc.	548,588	373
*,^	AVANT Immunotherapeutics, Inc.	31,753	369
*	Orchid Cellmark, Inc.	124,435	367
*	Animal Health International, Inc.	44,495	367
*	Iridex Corp.	105,868	362
*,^	Hythiam Inc.	279,581	361

*	HealthTronics Surgical Services, Inc.	123,464	361
*	Sonic Innovations, Inc.	141,841	360
*	Exact Sciences Corp.	395,218	360
*	National Dentex Corp.	57,327	350
*	NxStage Medical, Inc.	82,567	348
*,^	BioLase Technology, Inc.	182,802	345
*,^	Antigenics, Inc.	214,043	338
*,^	Minrad International, Inc.	304,107	335
	National Research Corp.	10,904	334
*	Allied Healthcare International Inc.	175,832	334
*	Cadence Pharmaceuticals, Inc.	36,700	326
*	Oxigene, Inc.	290,403	322
*	Emageon Inc.	146,746	318
*	Santarus Inc.	155,996	317
*,^	Micromet, Inc.	69,611	308
*	CuraGen Corp.	385,203	308
*	AVI BioPharma, Inc.	251,647	304
*	Orthologic Corp.	342,753	302
*	Corcept Therapeutics Inc.	232,993	301
*,^	Synergetics USA, Inc.	147,524	297
*	SRI/Surgical Express, Inc.	91,061	296
	Atrion Corp.	2,860	295
*	Heska Corp.	447,038	291
*,^	Epicept Corp.	314,767	290
*	Home Diagnostics Inc.	29,900	289
*	RXi Pharmaceuticals Corp.	35,461	289
*	LeMaitre Vascular Inc.	95,442	286
*,^	Alfacell Corp.	420,076	286
*	Avanir Pharmaceuticals Class A	490,723	285
*	PhotoMedex, Inc.	668,212	281
*	Digirad Corp.	231,278	268
*	SenoRx, Inc.	53,041	262
*,^	Synta Pharmaceuticals Corp.	34,239	261
*	Pharmacopeia Drug Discovery Inc.	174,392	260
*	Urologix, Inc.	212,418	259
*,^	Ardea Biosciences, Inc.	18,445	255
*,^	Hollis-Eden Pharmaceuticals, Inc.	206,128	249
*,^	Bionovo Inc.	284,855	248
*,^	Cell Genesys, Inc.	413,584	244
*	IPC The Hospitalist Co.	8,900	229
*	Spectrum Pharmaceuticals Inc.	160,860	227
*	The Quigley Corp.	43,997	225
*	Ista Pharmaceuticals Inc.	140,179	223
*	La Jolla Pharmaceutical Co.	193,468	217
*,^	Aastrom Biosciences, Inc.	838,008	209
*,^	MiddleBrook Pharmaceuticals Inc.	133,316	200
*	Chelsea Therapeutics International, Ltd.	59,419	193
*	Combinatorx, Inc.	59,722	193
*	Candela Corp.	78,168	192
*	Cytori Therapeutics, Inc.	36,216	191
*	Vical, Inc.	86,572	190
*	Transcend Services, Inc.	18,030	189
*	Escalon Medical Corp.	91,117	183

*	Continucare Corp.	68,148	182
*	Dynavax Technologies Corp.	123,192	179
*	Alphatec Holdings, Inc.	38,024	175
	Trimeris, Inc.	44,500	174
*	DUSA Pharmaceuticals, Inc.	149,400	172
*,^	Genelabs Technologies, Inc.	395,506	170
*	Medical Staffing Network Holdings, Inc.	99,988	165
*,^	GTC Biotherapeutics, Inc.	455,051	160
*	Cortex Pharmaceuticals, Inc.	202,102	160
*	Affymax Inc.	8,000	159
*	AP Pharma, Inc.	209,307	157
*	Sunlink Health Systems, Inc.	59,100	156
*,^	Jazz Pharmaceuticals Inc.	30,406	150
*	Trans1, Inc.	15,037	149
*	Sucampo Pharmaceuticals Inc.	17,127	146
	Merge Healthcare Inc.	143,252	145
*	Icagen, Inc.	130,110	129
*,^	BioSante Pharmaceuticals, Inc.	25,632	125
*	Nuvelo, Inc.	279,886	123
*	EntreMed, Inc.	330,654	122
*	Memory Pharmaceuticals Corp.	607,078	121
*	Inhibitex Inc.	326,688	121
*	CPEX Pharmaceuticals, Inc.	6,397	120
*	Cyclacel Pharmaceuticals Inc.	105,191	116
*,^	Insite Vision, Inc.	240,685	113
*	CardioDynamics International Corp.	77,676	113
*	SCOLR Pharma Inc.	127,266	102
*,^	Vanda Parmaceuticals, Inc.	103,075	101
*,^	Accentia Biopharmaceuticals Inc.	181,792	100
*	Titan Pharmaceuticals, Inc.	451,110	97
*	Encorium Group, Inc.	300,015	96
*,^	Nanogen, Inc.	349,227	94
*,^	Nutrition 21 Inc.	360,490	94
*,^	AtheroGenics, Inc.	257,560	90
*	NexMed, Inc.	749,203	90
*	Pharmasset, Inc.	4,500	90
*	Infinity Pharmaceuticals, Inc.	11,533	89
*	Panacos Pharmaceuticals Inc.	295,367	89
*	SuperGen, Inc.	62,099	88
*	Acusphere, Inc.	235,221	82
*,^	Targeted Genetics Corp.	195,595	82
*,^	Pure Bioscience	24,990	78
*	Hemispherx Biopharma, Inc.	212,892	77
*	Northstar Neuroscience, Inc.	40,520	63
*	United American Healthcare Corp.	30,666	60
	Utah Medical Products, Inc.	2,100	58
*	Electro-Optical Sciences, Inc.	10,934	57
*,^	Northfield Laboratories, Inc.	199,956	56
*	Retractable Technologies, Inc.	39,406	55
*	Immtech Pharmaceuticals Inc.	91,399	55
*	ADVENTRX Pharmaceuticals, Inc.	287,844	55
*	Lipid Sciences, Inc.	389,300	55
*,^	Hana Biosciences, Inc.	86,495	52

*	Metropolitan Health Networks Inc.	27,158	52
*,^	Fonar Corp.	43,715	52
*	Trubion Pharmaceuticals, Inc.	15,378	51
*,^	Arcadia Resources, Inc.	229,920	51
*	Interleukin Genetics, Inc.	56,701	50
*	TorreyPines Therapeutics Inc.	102,353	50
*	Threshold Pharmaceuticals, Inc.	38,209	50
*	NeoPharm, Inc.	212,114	47
*,^	Neurometrix Inc.	46,728	44
*	EPIX Pharmaceuticals Inc.	42,030	43
*	Targacept, Inc.	7,322	43
*	Neurobiological Technolgoies, Inc.	61,965	38
*	Hooper Holmes, Inc.	29,388	38
*	CardioTech International, Inc.	86,454	38
*,^	MDRNA Inc.	87,001	34
*	Genaera Corp.	66,870	33
*	OncoGenex Pharmaceutical Inc.	9,163	33
*	ULURU Inc.	28,716	29
*	Zila Inc.	21,075	26
*	Somaxon Pharmaceuticals, Inc.	7,409	23
*	Critical Therapeutics, Inc.	117,479	22
*,^	Neurogen Corp.	85,177	20
*	Neose Technologies, Inc.	51,814	17
*	Palatin Technologies, Inc.	118,190	17
*	Inovio Biomedical Corp.	26,355	16
*	Cytomedix, Inc.	21,700	15
*	Sunesis Pharmaceuticals, Inc.	15,915	15
*	IVAX Diagnostics, Inc.	27,208	14
*	Ore Pharmaceuticals, Inc.	11,059	9
*	Telik, Inc.	11,894	8
*,^	Cell Therapeutics, Inc.	10,725	8
*	Biodel Inc.	1,800	6
*	North American Scientific, Inc.	15,873	5
*	Biopure Corp.	15,104	3
*	Synvista Therapuetics Inc.	522	1
*	NitroMed, Inc.	1,040	—
			1,628,300
Industrials (15.6%)
*	First Solar, Inc.	203,859	38,511
*	McDermott International, Inc.	1,139,226	29,107
*	Foster Wheeler Ltd.	725,529	26,199
	The Dun & Bradstreet Corp.	276,988	26,137
	Roper Industries Inc.	449,639	25,611
	Flowserve Corp.	288,366	25,598
*	Stericycle, Inc.	430,560	25,364
	Joy Global Inc.	541,471	24,442
*	Quanta Services, Inc.	876,546	23,676
	Republic Services, Inc. Class A	778,345	23,335
*	Iron Mountain, Inc.	900,226	21,975
	Ametek, Inc.	536,174	21,860
	SPX Corp.	270,917	20,861
*	Kansas City Southern	456,356	20,244
*	AGCO Corp.	460,756	19,633

*	FTI Consulting, Inc.	254,585	18,391
	Manpower Inc.	400,396	17,281
	Pentair, Inc.	497,787	17,208
*	Navistar International Corp.	313,660	16,994
	Bucyrus International, Inc.	376,758	16,834
	DRS Technologies, Inc.	209,234	16,059
	Harsco Corp.	424,051	15,770
	Donaldson Co., Inc.	375,982	15,757
*	Corrections Corp. of America	630,456	15,667
*	Alliant Techsystems, Inc.	166,002	15,594
*	URS Corp.	424,788	15,577
*,^	SunPower Corp. Class A	204,468	14,503
*	Covanta Holding Corp.	605,607	14,498
	J.B. Hunt Transport Services, Inc.	422,468	14,098
	Lincoln Electric Holdings, Inc.	215,646	13,868
	The Brink's Co.	225,008	13,730
*	Energy Conversion Devices, Inc.	229,342	13,359
	KBR Inc.	854,586	13,050
	IDEX Corp.	416,490	12,920
*	Shaw Group, Inc.	419,282	12,885
*	Copart, Inc.	336,579	12,790
	The Timken Co.	442,352	12,541
	Wabtec Corp.	243,745	12,487
*	Waste Connections, Inc.	348,961	11,969
	Landstar System, Inc.	267,118	11,769
*	AMR Corp.	1,169,765	11,487
*	Owens Corning Inc.	476,344	11,389
	Graco, Inc.	304,719	10,851
	Watson Wyatt & Co. Holdings	217,169	10,800
*	Northwest Airlines Corp.	1,190,140	10,747
*	Delta Air Lines Inc.	1,429,199	10,648
	Trinity Industries, Inc.	411,856	10,597
	MSC Industrial Direct Co., Inc. Class A	229,772	10,586
	Kennametal, Inc.	386,658	10,486
*,^	USG Corp.	408,306	10,453
*	Thomas & Betts Corp.	267,050	10,434
*	Kirby Corp.	272,595	10,342
*	Teledyne Technologies, Inc.	180,367	10,310
	Curtiss-Wright Corp.	226,060	10,274
	Con-way, Inc.	230,328	10,160
	Woodward Governor Co.	283,745	10,008
	Hubbell Inc. Class B	283,480	9,936
	GATX Corp.	246,966	9,772
	CLARCOR Inc.	256,782	9,745
	Brady Corp. Class A	272,243	9,605
*	General Cable Corp.	266,382	9,491
*	Gardner Denver Inc.	267,029	9,271
	Carlisle Co., Inc.	308,898	9,258
*	Moog Inc.	215,878	9,257
*	Continental Airlines, Inc. Class B	554,775	9,254
	Alexander & Baldwin, Inc.	209,278	9,215
*	GrafTech International Ltd.	603,769	9,123
*	EMCOR Group, Inc.	332,020	8,739

	Acuity Brands, Inc.	206,864	8,639
	Lennox International Inc.	258,808	8,611
	Nordson Corp.	171,589	8,427
	IKON Office Solutions, Inc.	478,423	8,138
*	Aecom Technology Corp.	327,331	8,000
*	BE Aerospace, Inc.	504,032	7,979
	The Toro Co.	183,102	7,562
*	Spirit Aerosystems Holdings Inc.	468,518	7,529
	Crane Co.	248,307	7,377
	Valmont Industries, Inc.	89,027	7,362
*	Hub Group, Inc.	191,531	7,211
*	Tetra Tech, Inc.	299,524	7,207
	Actuant Corp.	284,328	7,176
*	Orbital Sciences Corp.	297,786	7,138
	Belden Inc.	220,560	7,016
	Regal-Beloit Corp.	163,778	6,964
	Herman Miller, Inc.	284,185	6,954
*	WESCO International, Inc.	214,672	6,908
	Baldor Electric Co.	235,928	6,797
*	Clean Harbors Inc.	99,728	6,737
*	Hexcel Corp.	487,366	6,672
*	Genesee & Wyoming Inc. Class A	171,009	6,416
*	ESCO Technologies Inc.	132,224	6,369
	Watsco, Inc.	126,520	6,361
	Kaydon Corp.	140,692	6,340
*	Esterline Technologies Corp.	150,381	5,954
	Granite Construction Co.	163,699	5,864
^	HNI Corp.	226,525	5,740
*	United Stationers, Inc.	119,640	5,722
	Mine Safety Appliances Co.	149,369	5,694
*	Huron Consulting Group Inc.	97,927	5,580
*	Hertz Global Holdings Inc.	735,606	5,569
	Robbins & Myers, Inc.	175,933	5,442
	The Corporate Executive Board Co.	173,641	5,426
*	TransDigm Group, Inc.	157,474	5,390
*	Geo Group Inc.	259,529	5,245
*	Resources Connection, Inc.	231,610	5,218
	Simpson Manufacturing Co.	190,420	5,158
*,^	American Superconductor Corp.	214,026	5,045
	Oshkosh Truck Corp.	379,358	4,992
	Knight Transportation, Inc.	292,023	4,956
	ABM Industries Inc.	226,660	4,950
	Applied Industrial Technology, Inc.	183,423	4,940
*	Ceradyne, Inc.	134,122	4,917
*	MPS Group, Inc.	480,455	4,843
*	II-VI, Inc.	124,090	4,797
	Werner Enterprises, Inc.	217,925	4,731
	Otter Tail Corp.	152,957	4,700
*,^	The Middleby Corp.	86,546	4,700
	Skywest, Inc.	293,247	4,686
*	Navigant Consulting, Inc.	232,465	4,624
*,^	JetBlue Airways Corp.	931,014	4,609
	Barnes Group, Inc.	224,720	4,544

	UAL Corp.	515,856	4,534
*,^	CoStar Group, Inc.	99,412	4,512
	Heartland Express, Inc.	288,729	4,481
^	Lindsay Manufacturing Co.	60,871	4,428
	Mueller Industries Inc.	189,185	4,353
	Arkansas Best Corp.	128,507	4,329
	A.O. Smith Corp.	110,359	4,325
	Franklin Electric, Inc.	96,692	4,308
*	Korn/Ferry International	236,591	4,216
	Briggs & Stratton Corp.	254,552	4,119
*	United Rentals, Inc.	267,338	4,074
	Watts Water Technologies, Inc.	148,789	4,069
	Rollins, Inc.	213,922	4,060
*	Old Dominion Freight Line, Inc.	142,613	4,042
*	Chart Industries, Inc.	141,212	4,033
	Healthcare Services Group, Inc.	219,512	4,015
	Forward Air Corp.	146,874	3,999
	Genco Shipping and Trading Ltd.	119,152	3,961
	Triumph Group, Inc.	84,201	3,849
*	EnPro Industries, Inc.	103,393	3,842
*	Alaska Air Group, Inc.	185,571	3,784
	Deluxe Corp.	262,551	3,778
*	RBC Bearings Inc.	111,294	3,749
	CIRCOR International, Inc.	85,907	3,731
	Knoll, Inc.	245,284	3,709
*	Sykes Enterprises, Inc.	168,401	3,698
	Kaman Corp. Class A	129,546	3,689
	Albany International Corp.	134,791	3,684
*	TrueBlue, Inc.	223,168	3,606
*	Perini Corp.	138,469	3,571
	Steelcase Inc.	330,585	3,554
*	Beacon Roofing Supply, Inc.	225,841	3,528
*	EnerSys	178,669	3,522
	Badger Meter, Inc.	74,311	3,489
*,^	YRC Worldwide, Inc.	290,972	3,480
	McGrath RentCorp	120,693	3,478
*,^	Evergreen Solar, Inc.	619,184	3,418
*	Mobile Mini, Inc.	176,711	3,416
	Ameron International Corp.	47,255	3,386
	Federal Signal Corp.	245,018	3,357
	Eagle Bulk Shipping Inc.	238,472	3,324
	Titan International, Inc.	155,748	3,321
*	AAR Corp.	197,355	3,274
	Mueller Water Products, Inc.	503,005	3,270
	Interface, Inc.	286,614	3,259
	G & K Services, Inc. Class A	97,889	3,235
	Tennant Co.	94,254	3,229
	Raven Industries, Inc.	80,983	3,187
	Administaff, Inc.	117,065	3,187
*	NCI Building Systems, Inc.	100,225	3,182
*	American Reprographics Co.	183,569	3,167
	Universal Forest Products, Inc.	90,343	3,154
*	Layne Christensen Co.	87,391	3,096

*	Astec Industries, Inc.	100,055	3,085
*	Mastec Inc.	228,860	3,042
	Viad Corp.	105,552	3,039
*	US Airways Group Inc.	503,571	3,037
*	Team, Inc.	83,916	3,031
	Macquarie Infrastructure Co. LLC	228,962	3,025
*	Avis Budget Group, Inc.	515,493	2,959
	Pacer International, Inc.	176,674	2,910
	Quanex Building Products Corp.	190,307	2,900
	Armstrong Worldwide Industries, Inc.	99,020	2,862
	NACCO Industries, Inc. Class A	29,780	2,815
	Gorman-Rupp Co.	73,641	2,778
*	Atlas Air Worldwide Holdings, Inc.	68,665	2,768
	Comfort Systems USA, Inc.	205,259	2,742
*	American Commercial Lines Inc.	257,300	2,738
	American Science & Engineering, Inc.	45,303	2,706
	Gibraltar Industries Inc.	144,308	2,700
*	School Specialty, Inc.	85,987	2,682
*	Axsys Technologies, Inc.	45,491	2,681
*	The Advisory Board Co.	88,278	2,662
*	CBIZ Inc.	314,004	2,656
*	Rush Enterprises, Inc. Class A	205,746	2,634
*	Dycom Industries, Inc.	201,116	2,619
	Heidrick & Struggles International, Inc.	86,646	2,612
*	M&F Worldwide Corp.	64,482	2,579
*	AZZ Inc.	60,568	2,506
*,^	Taser International Inc.	348,200	2,490
*	Exponent, Inc.	74,018	2,449
*	Interline Brands, Inc.	148,737	2,411
	Seaboard Corp.	1,912	2,403
	Cascade Corp.	54,490	2,387
	Tredegar Corp.	133,118	2,368
^	HEICO Corp.	70,874	2,326
*	Columbus McKinnon Corp.	97,385	2,295
	American Ecology Corp.	82,743	2,289
	Kelly Services, Inc. Class A	119,101	2,269
	Apogee Enterprises, Inc.	146,844	2,207
*	Blount International, Inc.	197,478	2,198
*	Hawaiian Holdings, Inc.	233,900	2,171
*	Insituform Technologies Inc. Class A	144,754	2,166
	Freightcar America Inc.	73,303	2,146
*	DynCorp International Inc. Class A	126,236	2,116
*	Cenveo Inc.	274,614	2,112
*,^	FuelCell Energy, Inc.	349,480	2,107
*	Acco Brands Corp.	274,749	2,072
*	Northwest Pipe Co.	46,807	2,042
	Cubic Corp.	82,645	2,032
*	GeoEye Inc.	91,331	2,021
*	Michael Baker Corp.	57,998	2,018
*	Innerworkings, Inc.	181,488	2,013
*	Griffon Corp.	221,490	1,998
*	Kadant Inc.	87,169	1,985
*	GenCorp, Inc.	291,207	1,963

*	Kforce Inc.	190,928	1,949
	Bowne & Co., Inc.	167,434	1,934
	Standex International Corp.	68,585	1,903
	Kimball International, Inc. Class B	171,850	1,856
	Ennis, Inc.	117,641	1,819
*	Tecumseh Products Co. Class A	72,535	1,816
*	Republic Airways Holdings Inc.	174,659	1,780
	Sun Hydraulics Corp.	68,091	1,773
	Sauer-Danfoss, Inc.	70,848	1,749
*	Furmanite Corp.	167,994	1,749
*	Amerco, Inc.	41,661	1,747
*	Gehl Co.	59,155	1,741
*	John Bean Technologies Corp.	136,530	1,728
*	Consolidated Graphics, Inc.	56,808	1,723
	CDI Corp.	75,873	1,694
*	Argon ST, Inc.	71,407	1,677
	Encore Wire Corp.	92,449	1,674
*,^	3D Systems Corp.	116,628	1,662
*	On Assignment, Inc.	209,352	1,650
*	CRA International Inc.	59,227	1,628
*	Casella Waste Systems, Inc.	136,438	1,602
	AAON, Inc.	87,970	1,600
	Wabash National Corp.	169,320	1,600
*	Herley Industries Inc.	93,009	1,590
	Horizon Lines Inc.	159,965	1,579
*	Aerovironment Inc.	48,526	1,550
*	Dynamex Inc.	53,840	1,532
	EnergySolutions	152,828	1,528
*	Ladish Co., Inc.	74,276	1,504
^	American Woodmark Corp.	66,381	1,490
*	Duff & Phelps Corp.	70,500	1,483
*	L.B. Foster Co. Class A	48,331	1,470
	Dynamic Materials Corp.	62,969	1,462
*	Spherion Corp.	298,954	1,456
*	Standard Parking Corp.	64,688	1,437
*	PRG-Schultz International, Inc.	156,830	1,405
*	Cornell Cos., Inc.	51,263	1,393
*	Polypore International Inc.	64,098	1,379
	TAL International Group, Inc.	66,143	1,377
*,^	Trex Co., Inc.	75,525	1,368
*	Orion Marine Group, Inc.	129,079	1,354
*,^	AirTran Holdings, Inc.	548,361	1,333
	The Greenbrier Cos., Inc.	67,809	1,323
	Xerium Technologies Inc.	205,275	1,322
*,^	Odyssey Marine Exploration, Inc.	291,112	1,322
*,^	Valence Technology Inc.	381,663	1,317
	Vicor Corp.	145,651	1,293
	Graham Corp.	23,880	1,292
*,^	Fuel-Tech N.V.	70,507	1,275
*	Integrated Electrical Services, Inc.	71,604	1,257
	Ampco-Pittsburgh Corp.	47,813	1,238
*	Pike Electric Corp.	83,585	1,231
*	Celadon Group Inc.	106,577	1,222

	Ducommun, Inc.	50,704	1,211
*	Lydall, Inc.	125,137	1,205
*	Powell Industries, Inc.	29,316	1,196
*	USA Truck, Inc.	75,002	1,196
	Met-Pro Corp.	80,626	1,176
*	Universal Truckload Services, Inc.	47,823	1,165
	HEICO Corp. Class A	41,440	1,163
	The Standard Register Co.	116,775	1,150
*	Astronics Corp.	49,301	1,112
*,^	C & D Technologies, Inc.	195,025	1,108
	Multi-Color Corp.	45,796	1,094
*	Magnatek, Inc.	269,696	1,092
*	K-Tron International, Inc	8,412	1,084
*,^	Ener1, Inc.	136,050	1,063
*	Marten Transport, Ltd.	52,200	1,018
*,^	Beacon Power Corp.	700,639	1,016
*	Park-Ohio Holdings Corp.	55,047	985
*	Allegiant Travel Co.	27,616	975
*,^	Capstone Turbine Corp.	739,980	955
*	LMI Aerospace, Inc.	47,061	946
*,^	Hurco Cos., Inc.	31,971	945
	Houston Wire & Cable Co.	54,769	940
*	Volt Information Sciences Inc.	102,699	922
*	PMFG Inc.	63,184	916
*	LECG Corp.	111,735	902
	Aceto Corp.	91,789	880
	NN, Inc.	67,926	873
*	Sterling Construction Co., Inc.	53,597	868
*	Hudson Highland Group, Inc.	122,933	854
*	United Capital Corp.	31,865	844
*	COMSYS IT Partners Inc.	85,870	835
*	PeopleSupport Inc.	70,725	827
*,^	Microvision, Inc.	418,607	812
*	UQM Technologies, Inc.	284,918	812
	Insteel Industries, Inc.	57,018	775
*,^	Power-One, Inc.	531,426	771
*	Hill International Inc.	55,530	769
*	Altra Holdings Inc.	51,323	758
	LSI Industries Inc.	91,445	756
*	Saia, Inc.	56,798	754
*	A.T. Cross Co. Class A	111,645	751
*,^	Flanders Corp.	118,593	747
^	Mueller Water Products, Inc. Class A	82,600	742
*,^	SatCon Technology Corp.	413,131	740
*	APAC Teleservices, Inc.	341,432	734
*	Commercial Vehicle Group Inc.	102,428	728
	Schawk, Inc.	48,096	727
*	DXP Enterprises Inc	13,280	708
*	Willis Lease Finance Corp.	63,320	707
*	Flow International Corp.	137,701	700
	Preformed Line Products Co.	11,933	696
*	CPI Aerostructures, Inc.	88,065	687
	Lawson Products, Inc.	24,841	687

	Courier Corp.	33,101	674
*	P.A.M. Transportation Services, Inc.	60,565	663
*	Energy Recovery Inc.	67,200	644
*	RSC Holdings Inc.	56,300	640
	L.S. Starrett Co. Class A	34,332	633
	Applied Signal Technology, Inc.	35,393	615
*	La Barge, Inc.	40,841	615
*	H&E Equipment Services, Inc.	63,508	613
*	GP Strategies Corp.	78,560	597
*	Intersections Inc.	73,428	597
^	Bluelinx Holdings Inc.	112,164	593
	Hardinge, Inc.	46,463	590
*	Kratos Defense & Security Inc.	298,683	588
*	Stanley Inc.	15,439	570
	Innovative Solutions and Support, Inc.	103,249	564
*,^	Ocean Power Technologies, Inc.	67,376	563
	Virco Manufacturing Corp.	163,962	562
*	Ultralife Corp.	71,698	556
*	BTU International, Inc.	62,148	547
*,^	AMREP Corp.	12,689	538
*,^	Coleman Cable Inc.	53,472	536
*,^	The Allied Defense Group, Inc.	84,035	516
	Great Lakes Dredge & Dock Co.	80,675	509
	American Railcar Industries, Inc.	31,629	507
*,^	Builders FirstSource, Inc.	84,318	505
*	Patriot Transportation Holding, Inc.	6,178	488
*,^	EnerNOC Inc.	46,920	485
	Diamond Management and Technology Consultants,Inc.	102,915	483
*	Ceco Environmental Corp.	119,158	472
*	CAI International Inc.	42,650	472
	Omega Flex Inc.	20,504	462
*	GT Solar International Inc.	42,200	458
*	Miller Industries, Inc.	61,300	454
	Barrett Business Services, Inc.	34,900	453
*	PowerSecure International, Inc.	74,700	453
*	Baldwin Technology Class A	172,153	441
*,^	Metalico, Inc.	73,883	436
*	TriMas Corp.	65,607	430
	Todd Shipyards Corp.	31,317	423
*	Perma-Fix Environmental Services, Inc.	193,197	402
*	Plug Power, Inc.	405,335	401
*,^	Advanced Battery Technologies Inc.	121,736	393
*	ICF International, Inc.	19,400	383
*	Allied Motion Technologies, Inc.	71,614	373
	Quixote Corp.	45,354	372
	Twin Disc, Inc.	26,592	366
*	Pinnacle Airlines Corp.	91,700	365
*	Titan Machinery, Inc.	16,825	350
	Supreme Industries, Inc. Class A	113,760	347
*	Nashua Corp.	42,021	337
*	Force Protection, Inc.	125,664	337
*	WCA Waste Corp.	70,553	331
	Alamo Group, Inc.	17,937	306

*	ICT Group, Inc.	36,852	297
*,^	Hoku Scientific, Inc.	50,500	296
*	Sifco Industries, Inc.	36,750	294
*	U.S. Home Systems, Inc.	88,063	291
*,^	Energy Focus Inc.	120,068	276
*,^	Spire Corp.	19,221	273
*,^	Daystar Technologies, Inc.	95,687	268
*	Tecumseh Products Co. Class B	11,900	267
	VSE Corp.	7,900	266
	Ecology and Environment, Inc.	27,106	266
*	Innotrac Corp.	67,627	262
*	Hudson Technology, Inc.	173,621	260
*,^	Applied Energetics, Inc.	302,745	257
*	Key Technology, Inc.	10,286	244
	Providence and Worcester Railroad Co.	14,300	243
*	Accuride Corp.	150,210	240
*,^	Basin Water, Inc.	130,483	240
*	Quality Distribution Inc.	56,369	240
*	Air Transport Services Group Inc.	304,209	225
*	Dollar Thrifty Automotive Group, Inc.	112,617	217
*,^	Akeena Solar, Inc.	57,203	217
*	Peco II, Inc.	50,920	216
*	COMFORCE Corp.	129,816	214
*	Huttig Building Products, Inc.	97,839	204
*	International Shipholding Corp.	9,263	203
	Frozen Food Express Industries, Inc.	36,616	198
*	First Advantage Corp. Class A	13,867	195
*	Thermadyne Holdings Corp.	10,604	177
*	TRC Cos., Inc.	56,211	175
*	Arotech Corp.	151,623	167
*	Gencor Industries, Inc.	18,785	152
*,^	Medis Technology Ltd.	79,450	143
	Empire Resources Inc.	48,806	142
*	Competitive Technologies, Inc.	71,692	136
*	Spherix Inc.	197,035	134
	Superior Uniform Group, Inc.	12,486	130
*	Active Power, Inc.	211,541	125
*	MFRI, Inc.	10,844	122
*	American Electric Technologies Inc.	36,928	119
*,^	Document Security Systems, Inc.	25,900	114
*	TVI Corp.	494,807	89
*	LGL Group	16,300	81
*	Argan Inc.	5,186	80
*	PGT, Inc.	25,701	78
*	Covenant Transport, Inc.	26,676	77
*	Rush Enterprises, Inc. Class B	5,550	70
	The Eastern Co.	5,000	68
*	TurboChef Technologies, Inc.	9,989	61
	Chase Corp.	4,700	59
*,^	Mesa Air Group Inc.	149,965	49
*	ExpressJet Holdings, Inc.	248,158	47
	Sypris Solutions, Inc.	28,286	46
*	TeamStaff, Inc.	17,157	42

*,^	Ascent Solar Technologies, Inc.	6,155	37
	Hubbell Inc. Class A	500	20
	Building Materials Holding Corp.	11,458	5
*	BMC Industries, Inc.	126,104	—
*	Kaiser Ventures LLC Class A	36,800	—
			1,840,534
Information Technology (14.5%)
	Visa Inc.	2,271,393	139,441
*	Activision Blizzard, Inc.	2,983,348	46,033
*	FLIR Systems, Inc.	697,650	26,804
*	McAfee Inc.	759,220	25,783
*	Western Digital Corp.	1,110,912	23,685
*	Alliance Data Systems Corp.	338,630	21,462
*	LAM Research Corp.	630,139	19,843
*	SAIC, Inc.	935,115	18,917
*	Avnet, Inc.	757,993	18,669
*	NCR Corp.	833,707	18,383
	Global Payments Inc.	401,186	17,997
*	Hewitt Associates, Inc.	491,424	17,907
*	ANSYS, Inc.	447,368	16,942
*	Mettler-Toledo International Inc.	172,559	16,911
*	Arrow Electronics, Inc.	611,642	16,037
*	Trimble Navigation Ltd.	606,983	15,697
*	Itron, Inc.	172,795	15,298
*	Synopsys, Inc.	726,099	14,486
*	Red Hat, Inc.	961,173	14,485
	SunPower Corp. Class B	208,266	14,381
*	Foundry Networks, Inc.	742,074	13,513
	Lender Processing Services, Inc.	427,100	13,035
*	Equinix, Inc.	187,007	12,989
*	ON Semiconductor Corp.	1,873,212	12,663
*	Ingram Micro, Inc. Class A	783,803	12,596
*,^	DST Systems, Inc.	223,153	12,494
*	Sybase, Inc.	403,533	12,356
*	CommScope, Inc.	353,190	12,234
	FactSet Research Systems Inc.	214,165	11,190
	Diebold, Inc.	333,491	11,042
	Broadridge Financial Solutions LLC	710,192	10,930
*	Brocade Communications Systems, Inc.	1,877,112	10,925
*	MICROS Systems, Inc.	409,673	10,922
*	Parametric Technology Corp.	582,304	10,714
*	Nuance Communications, Inc.	872,099	10,631
	Intersil Corp.	624,965	10,362
*	Microsemi Corp.	400,177	10,196
*,^	Cree, Inc.	446,506	10,171
*	Polycom, Inc.	434,202	10,043
*	F5 Networks, Inc.	407,808	9,535
*	Varian Semiconductor Equipment Associates, Inc.	368,947	9,268
*	Zebra Technologies Corp. Class A	331,058	9,220
*	Anixter International Inc.	151,462	9,013
*	Cadence Design Systems, Inc.	1,313,052	8,876
*	Metavante Technologies	453,686	8,738
	National Instruments Corp.	287,548	8,641

*	Dolby Laboratories Inc.	240,496	8,463
*	Concur Technologies, Inc.	217,364	8,316
*	PMC Sierra Inc.	1,113,476	8,262
*	IAC/InterActiveCorp	460,687	7,970
	Jack Henry & Associates Inc.	391,688	7,963
*	NeuStar, Inc. Class A	394,902	7,855
*	Atmel Corp.	2,269,954	7,695
*	CACI International, Inc.	153,290	7,680
*	Tech Data Corp.	256,161	7,646
*	Perot Systems Corp.	436,873	7,580
*	Silicon Laboratories Inc.	243,914	7,488
*	Atheros Communications, Inc.	301,972	7,120
*	International Rectifier Corp.	368,985	7,018
*	Gartner, Inc. Class A	308,283	6,992
*	Skyworks Solutions, Inc.	829,754	6,937
*	TIBCO Software Inc.	931,278	6,817
*	Integrated Device Technology Inc.	866,358	6,740
*	Solera Holdings, Inc.	231,437	6,647
*	Macrovision Solutions Corp.	423,247	6,510
	Take-Two Interactive Software, Inc.	393,187	6,448
*	Blackboard Inc.	157,555	6,348
*	Vishay Intertechnology, Inc.	945,569	6,260
*	Ariba, Inc.	435,504	6,154
*	VMware Inc.	230,896	6,151
*	Digital River, Inc.	189,175	6,129
*	Comtech Telecommunications Corp.	123,509	6,082
*	ManTech International Corp.	101,204	6,000
*	Rambus Inc.	466,013	5,988
*	Informatica Corp.	450,158	5,848
*	Wright Express Corp.	197,526	5,839
	Fair Isaac, Inc.	247,894	5,716
*	CyberSource Corp.	351,580	5,664
*	Fairchild Semiconductor International, Inc.	634,595	5,642
	Plantronics, Inc.	249,168	5,611
	ADTRAN Inc.	284,314	5,541
*,^	InterDigital, Inc.	229,209	5,512
*	Progress Software Corp.	211,666	5,501
*	Mentor Graphics Corp.	463,036	5,255
*	Synaptics Inc.	173,180	5,233
*	j2 Global Communications, Inc.	223,921	5,229
*	EchoStar Corp.	215,073	5,183
*	VeriFone Holdings, Inc.	312,990	5,177
*	Websense, Inc.	229,893	5,138
*	ADC Telecommunications, Inc.	599,364	5,065
*	Omniture, Inc.	275,112	5,051
*	SRA International, Inc.	216,771	4,906
*	L-1 Identity Solutions Inc.	320,056	4,890
*	Intermec, Inc.	247,646	4,864
*	Benchmark Electronics, Inc.	343,653	4,839
*	Arris Group Inc.	625,002	4,831
*	3Com Corp.	2,053,709	4,785
*	EarthLink, Inc.	559,635	4,757
*	ValueClick, Inc.	463,805	4,745

*	Avocent Corp.	228,253	4,670
*	Tekelec	332,223	4,648
*	Emulex Corp.	429,787	4,586
*	Rofin-Sinar Technologies Inc.	148,254	4,538
*	Quest Software, Inc.	354,774	4,502
*	Infinera Corp.	469,319	4,487
*	MKS Instruments, Inc.	223,581	4,451
*	FEI Co.	185,718	4,422
*	Semtech Corp.	315,202	4,400
	Acxiom Corp.	346,931	4,351
*	FormFactor Inc.	248,715	4,333
	Cognex Corp.	214,395	4,322
*	Lawson Software, Inc.	612,030	4,284
*	Plexus Corp.	206,331	4,271
*	Euronet Worldwide, Inc.	249,823	4,180
	Blackbaud, Inc.	225,464	4,160
*	THQ Inc.	339,511	4,088
*	Harmonic, Inc.	479,370	4,051
*	Tessera Technologies, Inc.	246,555	4,029
*,^	Sonus Networks, Inc.	1,382,191	3,981
*	Cypress Semiconductor Corp.	761,663	3,976
*	Sapient Corp.	530,054	3,938
*	ScanSource, Inc.	134,254	3,865
*	Cymer, Inc.	151,859	3,847
	United Online, Inc.	408,539	3,844
*	Cabot Microelectronics Corp.	119,670	3,839
*	TiVo Inc.	519,924	3,806
	Quality Systems, Inc.	89,584	3,786
*,^	Avid Technology, Inc.	155,956	3,752
*	Checkpoint Systems, Inc.	199,287	3,751
	MTS Systems Corp.	87,666	3,691
*	Amkor Technology, Inc.	567,362	3,614
*	Riverbed Technology, Inc.	287,403	3,598
*	DealerTrack Holdings Inc.	209,505	3,528
	MAXIMUS, Inc.	95,270	3,510
	Imation Corp.	154,943	3,505
*	TriQuint Semiconductor, Inc.	730,489	3,499
*	Electronics for Imaging, Inc.	248,597	3,463
*	Wind River Systems Inc.	345,290	3,453
*	RF Micro Devices, Inc.	1,177,773	3,439
*	The Ultimate Software Group, Inc.	125,478	3,388
*	Rogers Corp.	91,505	3,384
*	Interwoven Inc.	232,776	3,287
*	Littelfuse, Inc.	110,522	3,286
*	Power Integrations, Inc.	136,299	3,285
*,^	Palm, Inc.	545,930	3,259
*	ViaSat, Inc.	135,533	3,196
*	Advent Software, Inc.	89,811	3,164
*	CSG Systems International, Inc.	178,829	3,135
*	Insight Enterprises, Inc.	233,078	3,126
*	Sycamore Networks, Inc.	955,931	3,088
	Technitrol, Inc.	208,687	3,086
	Black Box Corp.	89,299	3,083

*	ACI Worldwide, Inc.	175,375	3,073
*	Diodes Inc.	161,259	2,975
*	OmniVision Technologies, Inc.	260,392	2,971
*	Sanmina-SCI Corp.	2,102,035	2,943
*,^	Data Domain, Inc.	129,486	2,884
*	Standard Microsystem Corp.	115,030	2,873
	Daktronics, Inc.	172,219	2,869
*	ATMI, Inc.	159,299	2,864
*	Hittite Microwave Corp.	84,166	2,828
*	Entegris Inc.	582,750	2,820
*	Manhattan Associates, Inc.	125,647	2,807
*	Blue Coat Systems, Inc.	194,678	2,762
*	MicroStrategy Inc.	46,255	2,754
*	Brooks Automation, Inc.	324,030	2,709
*	NETGEAR, Inc.	179,924	2,699
*	SPSS, Inc.	91,393	2,683
*	Tyler Technologies, Inc.	175,382	2,661
*	Powerwave Technologies, Inc.	671,106	2,658
*	Commvault Systems, Inc.	218,226	2,630
*,^	Netlogic Microsystems Inc.	86,201	2,607
*,^	Bankrate, Inc.	66,986	2,606
	AVX Corp.	253,166	2,580
	CTS Corp.	198,242	2,534
*	DTS Inc.	90,835	2,528
	Park Electrochemical Corp.	103,689	2,513
*	TeleTech Holdings, Inc.	200,370	2,493
*	Advanced Energy Industries, Inc.	180,253	2,466
*	MSC Software Corp.	230,311	2,464
*	Vocus, Inc.	72,374	2,458
*	Ixia	330,945	2,439
*	TNS Inc.	124,926	2,420
*	ModusLink Global Solutions, Inc.	251,094	2,413
*	Veeco Instruments, Inc.	162,714	2,410
*	Epicor Software Corp.	303,048	2,391
*	Integral Systems, Inc.	114,732	2,383
*	Forrester Research, Inc.	81,202	2,381
*	RealNetworks, Inc.	464,687	2,361
	Micrel, Inc.	260,219	2,360
*	Art Technology Group, Inc.	667,158	2,348
*,^	Terremark Worldwide, Inc.	340,343	2,338
*	Cirrus Logic, Inc.	419,300	2,285
*,^	Stratasys, Inc.	129,808	2,268
^	Heartland Payment Systems, Inc.	88,582	2,264
*	Monolithic Power Systems	128,357	2,230
*	Electro Scientific Industries, Inc.	153,580	2,184
*	TTM Technologies, Inc.	216,995	2,153
*	Zoran Corp.	261,981	2,138
*	GSI Commerce, Inc.	137,599	2,130
*	Cogent Inc.	208,055	2,126
*	JDA Software Group, Inc.	137,654	2,094
*	Newport Corp.	193,247	2,083
*	Ciber, Inc.	296,442	2,072
*	EPIQ Systems, Inc.	150,907	2,052

*	Finisar Corp.	2,025,788	2,046
*	Adaptec, Inc.	612,762	2,010
*	Silicon Image, Inc.	374,113	1,998
*	Kenexa Corp.	126,435	1,996
*,^	Sigma Designs, Inc.	139,866	1,989
*,^	SAVVIS, Inc.	147,651	1,984
*	Brightpoint, Inc.	275,148	1,981
*	Applied Micro Circuits Corp.	330,356	1,976
*	EMS Technologies, Inc.	86,189	1,923
*	Taleo Corp. Class A	96,041	1,910
*,^	UTStarcom, Inc.	559,827	1,887
	Cohu, Inc.	113,913	1,802
	Methode Electronics, Inc. Class A	197,360	1,764
*	Vignette Corp.	163,940	1,761
*	FARO Technologies, Inc.	85,101	1,733
*	Symyx Technologies, Inc.	174,156	1,726
	Marchex, Inc.	166,917	1,718
*	Photon Dynamics, Inc.	111,654	1,714
*,^	WebMD Health Corp. Class A	57,419	1,708
*	Radiant Systems, Inc.	194,348	1,689
*	SonicWALL, Inc.	318,576	1,669
*	Actel Corp.	132,576	1,655
*	Exar Corp.	215,071	1,647
	Agilysys, Inc.	162,437	1,639
*,^	ParkerVision, Inc.	162,609	1,626
*,^	Echelon Corp.	163,480	1,615
	InfoSpace, Inc.	148,292	1,609
*	iGATE Corp.	185,217	1,606
*	S1 Corp.	258,389	1,581
*	Hutchinson Technology, Inc.	136,233	1,578
*	Silicon Storage Technology, Inc.	483,450	1,576
*	Kulicke & Soffa Industries, Inc.	346,454	1,562
*	IXYS Corp.	169,837	1,544
	Pegasystems Inc.	117,144	1,512
*	Supertex, Inc.	53,599	1,509
*	SI International Inc.	50,039	1,504
*	Keynote Systems Inc.	113,226	1,500
*	Secure Computing Corp.	272,830	1,495
*	Digimarc Corp.	94,408	1,471
*	VASCO Data Security International, Inc.	141,766	1,469
*	Extreme Networks, Inc.	435,656	1,468
*	Ultratech, Inc.	121,259	1,467
*	SYNNEX Corp.	65,399	1,461
*	Greenfield Online, Inc.	83,815	1,458
*	Pericom Semiconductor Corp.	138,642	1,456
*	Mattson Technology, Inc.	306,475	1,450
*	Internet Capital Group Inc.	175,356	1,422
*	Spansion Inc. Class A	910,097	1,411
*	Actuate Software Corp.	402,935	1,410
	NIC Inc.	203,563	1,405
*	OPNET Technologies, Inc.	112,760	1,373
*,^	Universal Display Corp.	125,111	1,371
*	The Knot, Inc.	162,281	1,355

*	OSI Systems Inc.	57,425	1,350
*	MRV Communications Inc.	1,153,056	1,349
*	RightNow Technologies Inc.	105,165	1,322
*	Gerber Scientific, Inc.	144,311	1,319
*,^	EMCORE Corp.	265,487	1,311
*	Presstek, Inc.	230,349	1,299
*	Rudolph Technologies, Inc.	152,908	1,281
	Syntel, Inc.	52,180	1,278
*	Volterra Semiconductor Corp.	99,928	1,272
*	Oplink Communications, Inc.	105,360	1,272
*	Move, Inc.	582,765	1,235
*	DG FastChannel Inc.	56,145	1,231
*	DSP Group Inc.	159,857	1,223
*	Telecommunication Systems, Inc.	175,567	1,213
*	Anaren, Inc.	118,955	1,207
*	SeaChange International, Inc.	124,376	1,201
*	Lattice Semiconductor Corp.	576,083	1,187
*	FalconStor Software, Inc.	218,110	1,169
*	Computer Task Group, Inc.	179,848	1,169
*	Kopin Corp.	371,209	1,158
	Gevity HR, Inc.	158,985	1,157
*	Semitool, Inc.	141,011	1,153
*	infoGROUP, Inc.	169,076	1,118
*	IPG Photonics Corp.	56,042	1,093
	Cass Information Systems, Inc.	29,937	1,073
*	Intevac, Inc.	100,041	1,064
*	Hypercom Corp.	264,962	1,060
*	Mercury Computer Systems, Inc.	118,976	1,059
*	Perficient, Inc.	158,967	1,056
*	Phoenix Technologies Ltd.	131,859	1,054
*,^	Synchronoss Technologies, Inc.	111,822	1,052
	Renaissance Learning, Inc.	80,529	1,046
*	Novatel Wireless, Inc.	171,058	1,037
*,^	Maxwell Technologies, Inc.	77,640	1,036
*	iPass Inc.	476,221	1,029
*	NetScout Systems, Inc.	96,090	1,022
*	LTX-Credence Corp.	586,109	1,020
*,^	Zix Corp.	449,784	1,016
*	i2 Technologies, Inc.	75,291	1,016
*	Switch and Data Inc.	81,243	1,011
	Bel Fuse, Inc. Class B	35,185	1,002
*	Digi International, Inc.	95,367	973
*,^	LoopNet, Inc.	97,700	960
*,^	Orbcomm, Inc.	194,710	960
*	Online Resources Corp.	123,276	958
	Electro Rent Corp.	71,301	958
*,^	Bidz.com, Inc.	110,191	954
*	Information Services Group, Inc.	192,939	945
*	Safeguard Scientifics, Inc.	749,558	937
*	Hughes Communications Inc.	25,204	925
*	GSE Systems, Inc.	131,680	922
*	Conexant Systems, Inc.	224,980	902
*	ANADIGICS, Inc.	320,601	901

*,^	STEC Inc.	115,508	889
*	Trident Microsystems, Inc.	369,427	887
*	Axcelis Technologies, Inc.	521,099	886
*	RadiSys Corp.	100,672	866
*	Ebix, Inc.	9,168	861
*,^	Constant Contact, Inc.	49,317	842
*	Global Cash Access, Inc.	166,363	842
*	KVH Industries, Inc.	90,987	836
*	Rackable Systems Inc.	84,734	831
*,^	NVE Corp.	29,191	826
*	Bottomline Technologies, Inc.	79,160	823
*	MIPS Technologies, Inc.	233,865	821
*	SupportSoft, Inc.	273,362	820
*	Microtune, Inc.	302,196	810
*	ComScore Inc.	45,883	809
*	Interactive Intelligence Inc.	88,792	801
*	Quantum Corp.	734,288	793
^	Imergent, Inc.	69,800	782
*	DivX, Inc.	120,529	780
*	Cray, Inc.	150,508	780
*	Symmetricom Inc.	156,451	778
*	Globecomm Systems, Inc.	88,952	777
*	Measurement Specialties, Inc.	44,491	776
*	Pervasive Software Inc.	186,283	764
*	Zygo Corp.	60,408	760
*	Multi-Fineline Electronix, Inc.	51,257	758
	Keithley Instruments Inc.	90,267	756
*	Lionbridge Technologies, Inc.	307,275	750
*	Harris Stratex Networks, Inc. Class A	95,229	744
*	Smith Micro Software, Inc.	103,287	733
*	MoSys, Inc.	171,770	728
*	Versant Corp.	37,447	725
*	PROS Holdings, Inc.	77,100	724
*	Datalink Corp.	165,917	723
*	Chordiant Software, Inc.	139,528	716
*	Asyst Technologies, Inc.	294,864	708
*	Bitstream Inc.	128,803	705
*	The Hackett Group Inc.	129,446	704
*	Callidus Software Inc.	177,316	702
*	Neutral Tandem, Inc.	37,530	696
*	Captaris Inc.	150,348	693
*	Immersion Corp.	119,079	693
	PC-Tel, Inc.	74,262	692
*	Performance Technologies, Inc.	157,275	689
*	ActivIdentity Corp.	299,636	680
*	Ramtron International Corp.	247,156	680
*	Zones, Inc.	81,787	675
*	I.D. Systems, Inc.	76,192	674
*,^	Research Frontiers, Inc.	162,985	671
*	Magma Design Automation, Inc.	163,814	659
	MOCON, Inc.	60,543	657
*	Spectrum Control, Inc.	87,445	653
	TheStreet.com, Inc.	108,887	652

*	ZiLOG, Inc.	202,394	650
*	Transmeta Corp.	39,995	648
*	Virage Logic Corp.	108,388	639
*	Aware, Inc.	202,927	629
*	Advanced Analogic Technologies, Inc.	132,334	615
*	PC Mall, Inc.	89,893	614
*	Cherokee International Corp.	214,993	613
*	Kemet Corp.	436,757	611
	Astro-Med, Inc.	64,839	609
*	Loral Space and Communications Ltd.	40,971	605
*	Rimage Corp.	43,154	602
*	LoJack Corp.	89,713	600
*	Startek, Inc.	93,458	600
*	Aetrium, Inc.	198,919	595
*	iGo, Inc.	558,045	592
*	Data I/O Corp.	140,966	591
	Communications Systems, Inc.	55,204	587
	American Software, Inc. Class A	107,257	585
*	DDi Corp.	112,175	583
	QAD Inc.	83,858	580
*	White Electronic Designs Corp.	115,241	576
*,^	X-Rite Inc.	162,588	572
*	TechTeam Global, Inc.	76,528	568
*	Sumtotal Systems Inc.	138,366	566
*	Monotype Imaging Holdings Inc.	50,622	563
*	Limelight Networks Inc.	224,700	562
*	Catapult Communications Corp.	115,095	554
*	Dynamics Research Corp.	71,531	549
*	Nu Horizons Electronics Corp.	136,590	546
*	Bookham, Inc.	483,420	546
*	OpenTV Corp.	383,290	540
*	BigBand Networks Inc.	143,066	528
*,^	Network Equipment Technologies, Inc.	153,817	526
*	Sonic Solutions, Inc.	119,020	524
*	Internet Brands Inc.	74,704	521
*	Innodata Isogen, Inc.	199,897	520
*	InFocus Corp.	352,303	518
*	AXT, Inc.	272,803	513
*	Saba Software, Inc.	157,901	512
*	Dot Hill Systems Corp.	226,620	510
*	Telular Corp.	207,804	501
*	Double-Take Software Inc.	50,188	499
*	TransAct Technologies Inc.	61,616	490
*	Liquidity Services, Inc.	45,149	490
*	BSQUARE Corp.	136,643	489
*,^	TranSwitch Corp.	904,875	489
*,^	Convera Corp.	453,594	485
*	Lasercard Corp.	120,868	482
*	Catalyst Semiconductor, Inc.	106,713	479
*	OpNext, Inc.	104,339	479
*	LivePerson, Inc.	162,559	473
*	Napco Security Systems, Inc.	155,260	455
*	Website Pros, Inc.	84,176	455

*	Napster, Inc.	173,389	453
*	Ultra Clean Holdings, Inc.	88,853	448
*	PC Connection, Inc.	66,806	447
*	Video Display Corp.	52,289	445
*	NCI, Inc.	15,441	440
*	ShoreTel, Inc.	76,199	437
*	SM&A Corp.	141,687	432
*	Internap Network Services Corp.	123,385	429
*	Endwave Corp.	85,227	428
*	Micronetics Inc.	86,414	428
*	SRS Labs, Inc.	77,319	426
*	SCM Microsystems, Inc.	178,328	423
*,^	Nextwave Wireless Inc.	699,884	420
*	Photronics, Inc.	222,357	418
*	PDF Solutions, Inc.	79,887	415
*	Acme Packet, Inc.	72,466	415
*	Peerless Systems Corp.	228,453	411
*	PLX Technology, Inc.	79,227	406
*	Enliven Marketing Technologies Corp.	625,688	401
*	Netezza Corp.	37,738	400
*	Tier Technologies, Inc.	53,411	397
*	LeCroy Corp.	50,938	392
*	Starent Networks Corp.	29,900	387
*,^	Local.com Corp	169,877	386
*	Avanex Corp.	81,581	382
*	ExlService Holdings, Inc.	43,373	381
*	Optical Cable Corp.	91,761	381
*	Entrust, Inc.	174,429	375
*	Techwell, Inc.	39,500	372
*	Aruba Networks, Inc.	70,800	363
*	Electroglas, Inc.	310,851	354
*	Tollgrade Communications, Inc.	83,771	352
*,^	Mindspeed Technologies Inc.	147,439	351
*,^	Midway Games Inc.	147,860	350
*,^	On2 Technologies, Inc.	1,026,995	349
*	NYFIX, Inc.	109,700	346
*	I-many, Inc.	512,950	344
*,^	BearingPoint, Inc.	672,973	336
*	CyberOptics Corp.	35,395	334
*	CallWave, Inc.	176,508	334
*	Onvia.com, Inc.	74,878	332
*	InsWeb Corp.	61,961	330
*	Openwave Systems Inc.	264,656	328
*	CPI International, Inc.	22,586	327
*	Integrated Silicon Solution, Inc.	140,385	324
*	NMS Communications Corp.	651,331	319
*	Management Network Group Inc.	347,479	313
*	Key Tronic Corp.	131,723	300
*	Digital Angel Corp.	797,926	295
*	EFJ, Inc.	233,964	292
*	Dice Holdings Inc.	40,404	287
*	Autobytel Inc.	266,374	285
*	LookSmart, Ltd.	108,842	278

*	Rainmaker Systems, Inc.	121,230	273
*	Network Engines, Inc.	474,826	266
	Mesa Laboratories, Inc.	12,500	266
*	RAE Systems, Inc.	153,133	259
*	SourceForge Inc.	186,341	253
*	Intelli-Check Inc.	152,380	251
*,^	Comverge Inc.	53,219	245
*	Pfsweb Inc.	101,573	245
*	PAR Technology Corp.	33,869	242
*	Westell Technologies, Inc.	339,883	241
*	California Micro Devices Corp.	79,885	239
*	Silicon Graphics Inc.	27,042	235
*	hi/fn, Inc.	73,079	234
*	Calamp Corp.	170,744	225
*	Simulations Plus, Inc.	156,710	223
*	Rubicon Technology, Inc.	30,800	222
*,^	Superconductor Technologies Inc.	166,026	221
*	Evolving Systems, Inc.	141,478	219
*	Selectica, Inc.	215,225	217
*	Goldleaf Financial Solutions, Inc.	143,032	212
*	QuickLogic Corp.	202,760	211
*	Salary.com, Inc.	51,744	210
*	Amtech Systems, Inc.	22,149	206
*	Eagle Test Systems, Inc.	13,198	202
*	SuccessFactors Inc.	18,304	200
*	En Pointe Technologies, Inc.	122,089	198
*	Cavium Networks, Inc.	13,615	192
*,^	Telkonet, Inc.	584,582	187
*	Soapstone Networks Inc.	54,797	184
*	Entropic Communications Inc.	130,121	183
*	SteelCloud Inc.	234,983	183
*	Unica Corp.	23,233	182
*	Hauppage Digital, Inc.	153,081	178
*	Digital Ally, Inc.	25,476	175
*	Occam Networks, Inc.	42,481	170
*	PLATO Learning, Inc.	59,707	170
*	Deltek, Inc.	27,519	167
	Bel Fuse, Inc. Class A	5,719	157
*	Majesco Entertainment Co.	176,715	157
*	COMARCO, Inc.	112,532	149
*,^	American Technology Corp.	268,929	148
*	Ditech Networks Inc.	120,061	143
*	Lantronix, Inc.	306,807	138
*	Cascade Microtech, Inc.	32,100	136
*	Smart Modular Technologies Inc.	45,055	135
	Amphenol Corp.	3,348	134
*	FSI International, Inc.	180,721	134
	Frequency Electronics, Inc.	31,968	133
*	Borland Software Corp.	85,697	131
	TSR, Inc.	54,086	129
*	Centillium Communications, Inc.	218,251	129
*	Evans & Sutherland Computer Corp.	107,101	129
*	Isilon Systems Inc.	28,804	127

*	RF Monolithics, Inc.	160,383	127
*	Nanometrics Inc.	57,838	122
*	AuthentiDate Holding Corp.	264,399	122
*	Lumera Corp.	299,265	120
*	TII Network Technologies, Inc.	107,178	114
*	NetSuite Inc.	5,900	106
*	SiRF Technology Holdings, Inc.	70,158	105
*	Newtek Business Services, Inc.	200,989	101
*	Mastech Holdings, Inc.	12,665	96
*	Planar Systems, Inc.	37,685	96
*,^	Elixir Gaming Technologies, Inc.	288,581	95
*	Zhone Technologies	497,775	95
*	LogicVision, Inc.	94,461	94
*	Sonic Foundry, Inc.	161,520	92
*,^	Access Intergrated Technologies Inc.	61,852	88
*,^	Wave Systems Corp. Class A	195,358	86
*	Think Partnership Inc.	416,166	83
*,^	LightPath Technologies, Inc. Class A	55,757	83
*	Ikanos Communications, Inc.	40,764	81
*	Entorian Technologies Inc.	129,651	80
*	Miva Inc.	127,525	79
	Richardson Electronics, Ltd.	11,890	74
*	Airspan Networks Inc.	205,124	70
*	TechTarget	9,818	69
*	Pixelworks, Inc.	48,796	66
*	Intraware, Inc.	17,473	62
*	AuthenTec, Inc.	28,700	62
*	Merix Corp.	40,537	52
*	Travelzoo, Inc.	6,372	50
*	Sourcefire Inc.	5,400	39
*	Leadis Technology Inc.	50,620	37
*	Atari, Inc.	21,962	37
*	Technology Solutions Co.	9,671	34
*	PlanetOut, Inc.	12,670	33
*,^	Procera Networks, Inc.	37,570	32
*	MakeMusic! Inc.	3,956	26
*	Glu Mobile Inc.	13,100	26
*	DataTRAK International Inc.	85,096	24
*	Overland Storage, Inc.	21,120	9
*	NeoMagic Corp.	123,502	3
*	ISCO International, Inc.	18,000	1
*	Conolog Corp.	119	—
*	US Dataworks Inc.	100	—
			1,712,675
Materials (5.6%)
	The Mosaic Co.	789,859	53,742
	Cleveland-Cliffs Inc.	533,448	28,241
*	Owens-Illinois, Inc.	836,214	24,585
	Martin Marietta Materials, Inc.	207,580	23,245
	Airgas, Inc.	414,319	20,571
	Celanese Corp. Series A	724,347	20,217
	FMC Corp.	375,327	19,288
*	Crown Holdings, Inc.	810,650	18,005

	Steel Dynamics, Inc.	904,834	15,464
	Sonoco Products Co.	503,397	14,941
	Lubrizol Corp.	340,477	14,688
	Terra Industries, Inc.	460,886	13,550
	Albemarle Corp.	435,118	13,419
	AptarGroup Inc.	343,093	13,418
	Nalco Holding Co.	711,787	13,197
	RPM International, Inc.	656,678	12,700
*	Domtar Corp.	2,709,809	12,465
	Reliance Steel & Aluminum Co.	320,705	12,177
	Greif Inc. Class A	171,824	11,275
	Packaging Corp. of America	485,418	11,252
	Valspar Corp.	502,913	11,210
	Cabot Corp.	324,333	10,307
	Huntsman Corp.	816,003	10,282
	Commercial Metals Co.	576,699	9,740
	Compass Minerals International, Inc.	163,905	8,587
	Cytec Industries, Inc.	220,308	8,572
	Temple-Inland Inc.	540,755	8,252
	Olin Corp.	380,750	7,387
	Sensient Technologies Corp.	244,661	6,882
	Rock-Tenn Co.	170,918	6,833
	Silgan Holdings, Inc.	126,852	6,481
*	Solutia Inc.	430,544	6,028
	Carpenter Technology Corp.	228,853	5,870
	Minerals Technologies, Inc.	96,320	5,718
	Texas Industries, Inc.	139,863	5,715
	Chemtura Corp.	1,231,496	5,616
	Royal Gold, Inc.	146,756	5,277
	H.B. Fuller Co.	252,486	5,269
	Scotts Miracle-Gro Co.	222,382	5,257
*	Smurfit-Stone Container Corp.	1,117,150	5,251
	Eagle Materials, Inc.	221,495	4,955
*	Century Aluminum Co.	172,208	4,768
	Worthington Industries, Inc.	312,822	4,674
*	W.R. Grace & Co.	308,417	4,663
	Louisiana-Pacific Corp.	495,690	4,610
*	Intrepid Potash, Inc.	152,488	4,532
	Arch Chemicals, Inc.	126,920	4,480
	Ferro Corp.	222,513	4,472
*,^	Coeur d'Alene Mines Corp.	2,810,578	4,300
*	Calgon Carbon Corp.	209,024	4,256
	Schnitzer Steel Industries, Inc. Class A	106,060	4,162
	AMCOL International Corp.	113,905	3,561
*	OM Group, Inc.	155,591	3,501
	Deltic Timber Corp.	54,014	3,443
	NewMarket Corp.	65,244	3,429
*	Rockwood Holdings, Inc.	132,986	3,412
	Koppers Holdings, Inc.	90,257	3,377
	Kaiser Aluminum Corp.	76,699	3,294
	Glatfelter	230,714	3,124
*	PolyOne Corp.	475,560	3,067
	Wausau Paper Corp.	298,447	3,023

*	Headwaters Inc.	214,087	2,858
*,^	Hecla Mining Co.	582,062	2,724
	A. Schulman Inc.	136,803	2,706
	Westlake Chemical Corp.	117,902	2,479
*	RTI International Metals, Inc.	117,071	2,290
	Balchem Corp.	82,018	2,187
*,^	Zoltek Cos., Inc.	126,600	2,166
*	Haynes International, Inc.	45,653	2,138
*	Brush Engineered Materials Inc.	104,850	1,947
	Myers Industries, Inc.	149,858	1,890
	Zep, Inc.	106,824	1,884
*	Buckeye Technology, Inc.	205,597	1,684
	Spartech Corp.	168,058	1,664
	Schweitzer-Mauduit International, Inc.	84,877	1,612
*,^	General Moly, Inc.	363,260	1,580
	A.M. Castle & Co.	84,692	1,463
	Stepan Co.	26,730	1,459
*,^	Stillwater Mining Co.	243,942	1,417
	Neenah Paper Inc.	71,422	1,414
	Olympic Steel, Inc.	45,412	1,339
	American Vanguard Corp.	86,378	1,303
*	GenTek, Inc.	48,504	1,247
*	Graphic Packaging Holding Co.	482,413	1,206
*	Flotek Industries, Inc.	105,530	1,161
*	LSB Industries, Inc.	82,237	1,139
	Quaker Chemical Corp.	37,122	1,056
*	Universal Stainless & Alloy Products, Inc.	39,287	1,004
	Innophos Holdings Inc.	39,217	956
	NL Industries, Inc.	91,452	939
	Nevada Chemicals, Inc.	70,857	934
*	U.S. Concrete, Inc.	207,278	927
*	Horsehead Holding Corp.	156,207	922
	Penford Corp.	50,427	892
*	AEP Industries, Inc.	39,913	798
*	ICO, Inc.	128,380	720
*	Allied Nevada Gold Corp.	122,030	698
*	Omnova Solutions Inc.	347,257	691
*	Landec Corp.	82,482	676
*,^	AbitibiBowater, Inc.	171,386	663
*	ADA-ES Inc.	74,640	605
*	Material Sciences Corp.	78,240	450
	Georgia Gulf Corp.	178,489	446
*	U.S. Gold Corp.	331,602	438
*	U.S. Energy Corp.	167,994	435
	Great Northern Iron Ore Properties	6,184	427
*	Mercer International Inc.	113,088	414
*	Kapstone Paper and Packaging Corp.	63,289	402
	Hawkins, Inc.	21,355	374
*,^	Nonophase Technologies Corp.	213,753	278
*,^	Boise, Inc.	158,945	248
*	United States Lime & Mineral	6,351	245
*	American Pacific Corp.	17,545	229
*	Rock of Ages Corp.	91,696	175

*	TOR Minerals International, Inc.	160,090	168
*	Mod-Pac Corp.	49,498	166
	Synalloy Corp.	12,138	164
*	Solitario Exploration & Royalty Corp.	49,600	162
*	Caraustar Industries, Inc.	31,483	47
*	Eden Bioscience Corp.	26,908	32
*	Clean Diesel Technologies, Inc.	3,825	14
*	Chesapeake Corp. of Virginia	15,278	10
			656,839
Telecommunication Services (1.8%)
*	Crown Castle International Corp.	1,205,149	34,913
*	NII Holdings Inc.	835,851	31,695
*,^	Level 3 Communications, Inc.	7,831,510	21,145
*	MetroPCS Communications Inc.	1,250,267	17,491
	Telephone & Data Systems, Inc.	390,227	13,951
*	SBA Communications Corp.	536,596	13,882
*	Leap Wireless International, Inc.	266,683	10,161
*	TW telecom, Inc.	748,857	7,781
	Telephone & Data Systems, Inc. - Special Common Shares	147,351	5,290
*	Premiere Global Services, Inc.	315,208	4,432
*	U.S. Cellular Corp.	84,870	3,982
	FairPoint Communications, Inc.	454,202	3,938
*	Cincinnati Bell Inc.	1,215,680	3,756
*	Syniverse Holdings Inc.	208,998	3,471
*	Clearwire Corp.	285,609	3,393
	NTELOS Holdings Corp.	119,189	3,205
	Iowa Telecommunications Services Inc.	163,252	3,050
	Alaska Communications Systems Holdings, Inc.	222,893	2,726
	Shenandoah Telecommunications Co.	114,029	2,517
*	General Communication, Inc.	266,460	2,467
*	Centennial Communications Corp. Class A	345,882	2,158
*	Cogent Communications Group, Inc.	239,486	1,849
	USA Mobility, Inc.	156,005	1,716
*	iPCS, Inc.	70,386	1,568
	Consolidated Communications Holdings, Inc.	90,248	1,361
*	Cbeyond Inc.	87,073	1,253
*	PAETEC Holding Corp.	533,173	1,146
*	Fibertower Corp.	677,138	934
	Atlantic Tele-Network, Inc.	32,104	899
*	FiberNet Telecom Group, Inc.	99,166	892
*	Virgin Mobile USA, Inc.-A	287,750	846
	SureWest Communications	72,788	742
*,^	8X8 Inc.	697,676	593
	Hickory Tech Corp.	97,265	565
*	XETA Technologies Inc.	174,075	547
*,^	Vonage Holdings Corp.	477,040	477
*	iBasis, Inc.	136,114	475
*	ICO Global Communications (Holdings) Ltd.	426,801	465
	Warwick Valley Telephone Co.	29,511	331
	D&E Communications, Inc.	38,692	292
*	IDT Corp. Class B	288,847	214
	Arbinet Holdings, Inc.	75,960	207
*	Globalstar, Inc.	103,235	176

*	TerreStar Corp.	73,700	74
*	GoAmerica, Inc.	10,186	54
*	Multiband Corp.	33,188	51
*	UCN Inc.	21,050	28
*	LCC International, Inc. Class A	414,830	20
*	Fusion Telecommunications International, Inc.	36,100	8
*	IDT Corp.	7,368	4
			213,191
Utilities (5.1%)
*	NRG Energy, Inc.	1,182,291	29,262
	MDU Resources Group, Inc.	918,581	26,639
	Wisconsin Energy Corp.	586,755	26,345
	Equitable Resources, Inc.	656,436	24,085
	SCANA Corp.	586,656	22,838
	Northeast Utilities	782,588	20,073
	ONEOK, Inc.	526,355	18,107
	NSTAR	537,571	18,009
	Alliant Energy Corp.	555,984	17,908
	Puget Energy, Inc.	654,489	17,475
	National Fuel Gas Co.	409,478	17,272
*	Mirant Corp.	932,172	17,049
	Energen Corp.	361,672	16,376
	OGE Energy Corp.	464,794	14,353
	DPL Inc.	573,389	14,220
	UGI Corp. Holding Co.	542,258	13,979
	Great Plains Energy, Inc.	598,784	13,263
	ITC Holdings Corp.	249,394	12,911
*	Reliant Energy, Inc.	1,749,158	12,856
	Hawaiian Electric Industries Inc.	427,507	12,402
	Westar Energy, Inc.	533,566	12,293
	Atmos Energy Corp.	456,199	12,144
	AGL Resources Inc.	386,809	12,138
	Aqua America, Inc.	680,119	12,092
	Piedmont Natural Gas, Inc.	369,133	11,797
	Vectren Corp.	409,649	11,409
	Sierra Pacific Resources	1,184,239	11,345
	WGL Holdings Inc.	251,729	8,169
	Cleco Corp.	304,655	7,693
	New Jersey Resources Corp.	213,711	7,670
	Portland General Electric Co.	312,272	7,388
	American Water Works Co., Inc.	326,800	7,026
	Northwest Natural Gas Co.	134,480	6,993
	IDACORP, Inc.	230,215	6,697
	Southwest Gas Corp.	220,144	6,662
	Black Hills Corp.	195,447	6,073
	ALLETE, Inc.	132,057	5,877
	Avista Corp.	270,417	5,871
	South Jersey Industries, Inc.	151,334	5,403
	The Laclede Group, Inc.	111,330	5,398
	UniSource Energy Corp.	175,308	5,117
	NorthWestern Corp.	196,316	4,933
*	El Paso Electric Co.	228,272	4,794
	PNM Resources Inc.	439,730	4,503

	UIL Holdings Corp.	128,419	4,409
	California Water Service Group	106,209	4,089
	MGE Energy, Inc.	112,489	3,999
	Empire District Electric Co.	172,141	3,675
	American States Water Co.	88,338	3,401
	Ormat Technologies Inc.	83,497	3,033
	CH Energy Group, Inc.	69,076	3,010
	EnergySouth, Inc.	39,725	2,440
	SJW Corp.	71,313	2,137
	Southwest Water Co.	133,646	1,704
*,^	Cadiz Inc.	83,178	1,586
	Connecticut Water Services, Inc.	53,269	1,542
	Chesapeake Utilities Corp.	34,382	1,142
	Central Vermont Public Service Corp.	37,217	872
	Middlesex Water Co.	46,904	819

*	Maine & Maritimes Corp.	20,903	689
	Unitil Corp.	23,826	622
*	Synthesis Energy Systems, Inc.	94,974	461
*	Pure Cycle Corp.	50,876	293
	Artesian Resources Corp Class A	15,981	271
	The York Water Co.	21,822	270
*	Renegy Holdings, Inc.	26,965	57
			595,428
Total Common Stocks (Cost $11,731,382)			11,758,779

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Temporary Cash Investments (4.0%)
U.S. Agency Obligations (0.0%)
[1,2]	Federal Home Loan Bank	2.576%	11/24/08	3,000	2,986
Money Market Fund (4.0%)
				Shares
[3,4]	Vanguard Market Liquidity Fund		2.296%	462,438,243	462,438
Total Temporary Cash Investments (Cost $465,427)					465,424
Total Investments (103.8%) (Cost $12,196,809)					12,224,203
[3] Other Assets and Liabilities-Net (-3.8%)					(443,563)
Net Assets (100%)					11,780,640

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $409,508,000.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	Securities with a value of $2,986,000 have been segregated as initial margin for open futures contracts.
3	Includes $436,774,000 of collateral received for securities on loan.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $12,196,809,000. Net unrealized appreciation of investment securities for tax purposes was $27,394,000, consisting of unrealized gains of $2,208,155,000 on securities that had risen in value since their purchase and $2,180,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 3.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	285	19,334	(1,012)
S&P MidCap 400 Index	26	9,494	(347)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	12,221,217	(1,359)
Level 2- Other significant observable inputs	2,986	—
Level 3- Significant unobservable inputs	—	—
Total	12,224,203	(1,359)

Vanguard Total Stock Market Index Fund Schedule of Investments As of September 30, 2008
		Shares	Market Value ($000)
Common Stocks (99.6%)
Consumer Discretionary (9.3%)
	McDonald's Corp.	8,797,510	542,806
	The Walt Disney Co.	14,047,063	431,104
	Comcast Corp. Class A	20,599,271	404,364
	Time Warner, Inc.	27,771,899	364,090
	Home Depot, Inc.	13,116,603	339,589
	Target Corp.	5,814,532	285,203
	Lowe's Cos., Inc.	11,346,798	268,806
	News Corp., Class A	17,234,870	206,646
	NIKE, Inc. Class B	2,858,613	191,241
*	Amazon.com, Inc.	2,431,262	176,899
	Johnson Controls, Inc.	4,605,630	139,689
*	DIRECTV Group, Inc.	5,335,921	139,641
	Staples, Inc.	5,448,752	122,597
	Yum! Brands, Inc.	3,676,775	119,900
	Carnival Corp.	3,389,844	119,831
*	Kohl's Corp.	2,277,794	104,961
	Best Buy Co., Inc.	2,716,730	101,877
*	Viacom Inc. Class B	4,055,372	100,735
	TJX Cos., Inc.	3,296,318	100,604
	Omnicom Group Inc.	2,486,065	95,863
*	Liberty Media Corp.	3,825,959	95,534
*	Starbucks Corp.	5,652,935	84,059
	The McGraw-Hill Cos., Inc.	2,493,791	78,829
	The Gap, Inc.	3,990,736	70,955
*,^	Ford Motor Co.	13,482,342	70,108
	Harley-Davidson, Inc.	1,836,748	68,511
	Fortune Brands, Inc.	1,193,842	68,479
*	Coach, Inc.	2,649,983	66,356
*	Apollo Group, Inc. Class A	1,107,440	65,671
	CBS Corp.	4,404,244	64,214
*	Bed Bath & Beyond, Inc.	2,011,921	63,194
	Macy's Inc.	3,272,818	58,845
	Marriott International, Inc. Class A	2,197,972	57,345
	H & R Block, Inc.	2,526,028	56,962
*	Liberty Media Corp.-Interactive Series A	4,381,639	56,567
	J.C. Penney Co., Inc. (Holding Co.)	1,637,003	54,578
*,^	Sears Holdings Corp.	563,671	52,703
	VF Corp.	678,551	52,459
	Genuine Parts Co.	1,273,346	51,201
	Mattel, Inc.	2,812,032	50,729
	Whirlpool Corp.	583,580	46,272
	Cablevision Systems NY Group Class A	1,814,198	45,645
	Sherwin-Williams Co.	786,794	44,973
	Tim Hortons, Inc.	1,435,898	42,546

*	AutoZone Inc.	344,262	42,461
	International Game Technology	2,405,375	41,324
	Limited Brands, Inc.	2,381,994	41,256
*	GameStop Corp. Class A	1,204,324	41,200
	Starwood Hotels & Resorts Worldwide, Inc.	1,451,074	40,833
^	Wynn Resorts Ltd.	477,822	39,009
*	Liberty Global, Inc. Class A	1,260,136	38,182
	Ross Stores, Inc.	1,034,968	38,097
	Newell Rubbermaid, Inc.	2,153,248	37,165
	Nordstrom, Inc.	1,275,519	36,760
	Tiffany & Co.	979,958	34,808
*	Liberty Global, Inc. Series C	1,238,193	34,781
	Eastman Kodak Co.	2,242,788	34,494
*	DISH Network Corp.	1,639,062	34,420
*	Time Warner Cable, Inc.	1,402,216	33,934
	Hasbro, Inc.	970,091	33,682
^	General Motors Corp.	3,518,615	33,251
*,^	Garmin Ltd.	922,369	31,305
*,^	Mohawk Industries, Inc.	452,202	30,474
	Gannett Co., Inc.	1,776,285	30,037
*,^	Las Vegas Sands Corp.	829,722	29,961
	Comcast Corp. Special Class A	1,517,629	29,928
	BorgWarner, Inc.	903,027	29,592
	Darden Restaurants Inc.	1,030,862	29,514
	Advance Auto Parts, Inc.	740,114	29,353
	Polo Ralph Lauren Corp.	436,255	29,072
*	Urban Outfitters, Inc.	909,524	28,987
	Black & Decker Corp.	474,896	28,850
	D. R. Horton, Inc.	2,212,806	28,811
*	Interpublic Group of Cos., Inc.	3,673,179	28,467
	Leggett & Platt, Inc.	1,293,279	28,181
*	The Goodyear Tire & Rubber Co.	1,778,088	27,223
	Washington Post Co. Class B	48,013	26,732
*	O'Reilly Automotive, Inc.	995,325	26,645
	Abercrombie & Fitch Co.	672,766	26,541
*	Toll Brothers, Inc.	1,047,303	26,423
*	Dollar Tree, Inc.	698,717	25,405
	Scripps Networks Interactive	688,357	24,994
	DeVry, Inc.	498,735	24,707
	PetSmart, Inc.	989,150	24,442
	Family Dollar Stores, Inc.	1,031,147	24,438
*	ITT Educational Services, Inc.	301,787	24,418
*,^	CarMax, Inc.	1,698,294	23,776
	Pulte Homes, Inc.	1,701,273	23,767
	Snap-On Inc.	448,274	23,606
*	Expedia, Inc.	1,519,087	22,953
	The Stanley Works	548,274	22,885
^	Royal Caribbean Cruises, Ltd.	1,079,527	22,400
	Strayer Education, Inc.	110,680	22,165
	American Eagle Outfitters, Inc.	1,439,015	21,945
*,^	MGM Mirage, Inc.	758,603	21,620
	Wyndham Worldwide Corp.	1,374,126	21,588
*,^	Priceline.com, Inc.	284,552	19,472
	Foot Locker, Inc.	1,202,056	19,425
	Autoliv, Inc.	564,922	19,066

	Burger King Holdings Inc.	735,481	18,063
*	NVR, Inc.	30,910	17,681
*	Big Lots Inc.	632,663	17,607
*,^	Lamar Advertising Co. Class A	568,823	17,571
*	Wendy's/Arby's Group, Inc.	3,335,935	17,547
	Service Corp. International	2,057,419	17,200
	RadioShack Corp.	970,647	16,773
*	Aeropostale, Inc.	520,039	16,698
*	DreamWorks Animation SKG, Inc.	527,039	16,575
	WABCO Holdings Inc.	458,602	16,299
*	LKQ Corp.	949,846	16,119
*	The Warnaco Group, Inc.	354,168	16,040
*	Hanesbrands Inc.	732,396	15,930
	Gentex Corp.	1,110,802	15,884
*	Discovery Communications Inc. Class C	1,096,450	15,526
	Guess ?, Inc.	444,084	15,450
*	Penn National Gaming, Inc.	575,430	15,289
	Centex Corp.	941,837	15,258
	Phillips-Van Heusen Corp.	399,252	15,136
^	New York Times Co. Class A	1,054,478	15,069
	Virgin Media Inc.	1,885,164	14,893
*	Discovery Communications Inc. Class A	1,041,250	14,838
	Harman International Industries, Inc.	429,803	14,643
	Lennar Corp. Class A	964,007	14,643
	Brinker International, Inc.	786,247	14,066
	John Wiley & Sons Class A	338,939	13,710
*	Marvel Entertainment, Inc.	398,377	13,601
	Tupperware Brands Corp.	483,549	13,360
*	Dick's Sporting Goods, Inc.	664,481	13,011
*	Liberty Media Corp.-Capital Series A	959,776	12,842
*	Jarden Corp.	538,341	12,624
	Jones Apparel Group, Inc.	673,582	12,468
*	Scientific Games Corp.	539,698	12,424
	Matthews International Corp.	243,229	12,341
*	Office Depot, Inc.	2,106,190	12,258
	Liz Claiborne, Inc.	738,145	12,128
*	WMS Industries, Inc.	395,491	12,090
*,^	Netflix.com, Inc.	384,744	11,881
*,^	Sirius XM Radio Inc.	20,799,673	11,856
*,^	AutoNation, Inc.	1,041,654	11,708
^	Polaris Industries, Inc.	256,704	11,677
	KB Home	593,328	11,677
*	Bally Technologies Inc.	382,965	11,596
*	Rent-A-Center, Inc.	519,378	11,572
*,^	Panera Bread Co.	225,028	11,454
*	Career Education Corp.	696,147	11,382
	Williams-Sonoma, Inc.	697,914	11,292
*	Tractor Supply Co.	261,046	10,977
*	Fossil, Inc.	377,620	10,660
	Sotheby's	524,043	10,512
	Wolverine World Wide, Inc.	389,002	10,297
	Weight Watchers International, Inc.	276,898	10,134
*	Deckers Outdoor Corp.	96,178	10,010
*,^	Corinthian Colleges, Inc.	664,366	9,966
*	Collective Brands, Inc.	541,397	9,913

*,^	Saks Inc.	1,067,430	9,874
	Hillenbrand Inc.	485,468	9,787
	MDC Holdings, Inc.	264,700	9,685
*	Jack in the Box Inc.	458,320	9,671
	Regal Entertainment Group Class A	607,926	9,593
	Arbitron Inc.	213,307	9,533
*	AnnTaylor Stores Corp.	460,204	9,499
*	Gaylord Entertainment Co.	318,600	9,357
*	Live Nation, Inc.	562,134	9,146
*,^	J. Crew Group, Inc.	314,535	8,986
	International Speedway Corp.	226,795	8,825
	Barnes & Noble, Inc.	337,589	8,804
	Ryland Group, Inc.	331,454	8,790
	Regis Corp.	319,092	8,775
*	Carter's, Inc.	442,845	8,737
	Brunswick Corp.	682,783	8,733
	Aaron Rents, Inc.	322,500	8,730
^	Pool Corp.	371,547	8,668
*	Lions Gate Entertainment Corp.	926,235	8,355
*,^	Life Time Fitness, Inc.	262,399	8,205
*,^	Under Armour, Inc.	257,774	8,187
	Men's Wearhouse, Inc.	383,922	8,155
^	Meredith Corp.	289,653	8,125
	Orient-Express Hotel Ltd.	330,053	7,964
*	The Gymboree Corp.	222,417	7,896
*,^	Zale Corp.	309,408	7,735
	The Buckle, Inc.	137,389	7,631
*	The Cheesecake Factory Inc.	520,004	7,602
*	Chico's FAS, Inc.	1,373,158	7,511
	Interactive Data Corp.	294,563	7,429
*,^	Vail Resorts Inc.	211,327	7,386
	Callaway Golf Co.	521,901	7,343
^	Thor Industries, Inc.	295,771	7,341
	Choice Hotels International, Inc.	268,345	7,272
*	CEC Entertainment Inc.	216,768	7,197
	ArvinMeritor, Inc.	545,293	7,111
	Bob Evans Farms, Inc.	259,121	7,071
*	Coinstar, Inc.	218,088	6,979
*	Morningstar, Inc.	125,497	6,961
*	TRW Automotive Holdings Corp.	433,568	6,898
	Scholastic Corp.	263,485	6,766
*	The Children's Place Retail Stores, Inc.	194,582	6,489
*	Sonic Corp.	441,641	6,435
*	Chipotle Mexican Grill, Inc. Class B	137,215	6,415
*	Standard Pacific Corp.	1,297,098	6,369
*,^	Meritage Corp.	256,687	6,340
*	The Dress Barn, Inc.	411,333	6,289
*,^	Chipotle Mexican Grill, Inc.	112,701	6,254
^	Ethan Allen Interiors, Inc.	222,693	6,240
*,^	Iconix Brand Group Inc.	474,647	6,208
*	Helen of Troy Ltd.	266,206	6,062
*	Timberland Co.	330,990	5,749
^	Tempur-Pedic International Inc.	487,208	5,730
	American Greetings Corp. Class A	373,018	5,703
	CBRL Group, Inc.	215,535	5,669

*	Quiksilver, Inc.	980,214	5,626
^	Columbia Sportswear Co.	133,319	5,594
	Brown Shoe Co., Inc.	340,656	5,580
*,^	Jos. A. Bank Clothiers, Inc.	165,589	5,564
	Stewart Enterprises, Inc. Class A	678,424	5,332
^	Dillard's Inc.	450,221	5,313
*	Papa John's International, Inc.	195,242	5,303
	OfficeMax, Inc.	593,018	5,272
*	Hibbett Sports Inc.	262,876	5,263
*	Charming Shoppes, Inc.	1,067,174	5,218
*	CTC Media, Inc.	346,285	5,194
*,^	P.F. Chang's China Bistro, Inc.	217,522	5,120
*	Domino's Pizza, Inc.	420,822	5,109
^	Genesco, Inc.	149,706	5,012
*	Sally Beauty Co. Inc.	577,973	4,971
^	NutriSystem, Inc.	276,757	4,904
*	JAKKS Pacific, Inc.	195,635	4,873
	Fred's, Inc.	334,885	4,762
*	Viacom Inc. Class A	187,325	4,657
*,^	Buffalo Wild Wings Inc.	115,502	4,648
	CKE Restaurants Inc.	429,822	4,556
*,^	Blue Nile Inc.	105,767	4,534
*,^	Hovnanian Enterprises Inc. Class A	548,328	4,381
*,^	Lululemon Athletica, Inc.	184,192	4,242
*	Exide Technologies	572,163	4,223
	Cato Corp. Class A	240,489	4,221
*	Champion Enterprises, Inc.	756,104	4,196
*	Pinnacle Entertainment, Inc.	546,197	4,129
*	Skechers U.S.A., Inc.	242,443	4,080
	K-Swiss, Inc.	234,440	4,079
	Harte-Hanks, Inc.	386,482	4,008
	Cooper Tire & Rubber Co.	464,975	3,999
*	Fuel Systems Solutions, Inc.	115,901	3,993
	Jackson Hewitt Tax Service Inc.	259,985	3,988
*	99 Cents Only Stores	362,506	3,977
	Borders Group, Inc.	599,995	3,936
	Stage Stores, Inc.	287,615	3,929
*,^	True Religion Apparel, Inc.	150,566	3,892
*	Lear Corp.	366,752	3,851
	Finish Line, Inc.	378,334	3,780
*	Tenneco Automotive, Inc.	354,357	3,767
	Belo Corp. Class A	631,389	3,763
^	Group 1 Automotive, Inc.	171,075	3,717
*	Valassis Communications, Inc.	428,142	3,708
*	Pier 1 Imports Inc.	893,123	3,689
^	Boyd Gaming Corp.	391,887	3,668
*,^	Cabela's Inc.	301,580	3,643
*	ATC Technology Corp.	152,283	3,615
	National CineMedia Inc.	326,497	3,608
^	Hearst-Argyle Television Inc.	161,306	3,602
*	Steven Madden, Ltd.	144,192	3,573
*	Pre-Paid Legal Services, Inc.	86,309	3,561
	UniFirst Corp.	81,978	3,532
*,^	Blockbuster Inc. Class A	1,713,536	3,530
	Modine Manufacturing Co.	243,123	3,520

*	Clear Channel Outdoor Holdings, Inc. Class A	255,544	3,496
	News Corp., Class B	287,465	3,493
	Movado Group, Inc.	156,214	3,491
*	Capella Education Co.	80,700	3,459
*	Texas Roadhouse, Inc.	378,787	3,405
*	Coldwater Creek Inc.	584,002	3,381
	Furniture Brands International Inc.	320,049	3,367
*	Pacific Sunwear of California, Inc.	499,554	3,362
*	Steiner Leisure Ltd.	96,106	3,304
	Superior Industries International, Inc.	172,157	3,299
^	Winnebago Industries, Inc.	251,619	3,251
*	Ticketmaster Entertainment Inc.	296,720	3,184
*	Unifi, Inc.	652,559	3,158
*	HSN,Inc.	286,320	3,152
*	Cox Radio, Inc.	297,603	3,143
*	Visteon Corp.	1,350,638	3,133
	Churchill Downs, Inc.	63,626	3,116
*	American Public Education, Inc.	63,999	3,090
*	Jo-Ann Stores, Inc.	145,188	3,046
*	thinkorswim Group, Inc.	364,253	3,034
^	La-Z-Boy Inc.	321,087	2,993
	Penske Automotive Group Inc.	259,832	2,980
*	Interval Leisure Group, Inc.	286,320	2,978
*	Ruby Tuesday, Inc.	503,914	2,918
*	Leapfrog Enterprises, Inc.	270,895	2,861
*,^	Charter Communications, Inc.	3,806,864	2,779
	CKX, Inc.	444,972	2,741
	CBS Corp. Class A	187,325	2,741
*,^	Beazer Homes USA, Inc.	453,129	2,710
*	Drew Industries, Inc.	158,131	2,706
	Cinemark Holdings Inc.	198,040	2,693
*	Red Robin Gourmet Burgers, Inc.	99,706	2,672
*	Universal Technical Institute Inc.	156,604	2,672
	Blyth, Inc.	230,329	2,612
	Oxford Industries, Inc.	100,794	2,604
*	PetMed Express, Inc.	165,574	2,600
*	K12 Inc.	97,712	2,589
*	Hayes Lemmerz International, Inc.	937,676	2,560
*	RCN Corp.	207,657	2,546
^	Ameristar Casinos, Inc.	174,931	2,482
*	Denny's Corp.	956,500	2,468
	Journal Communications, Inc.	497,859	2,430
*	Mediacom Communications Corp.	408,673	2,419
*	Peet's Coffee & Tea Inc.	86,409	2,413
*	The Wet Seal, Inc. Class A	653,518	2,372
*,^	Overstock.com, Inc.	119,661	2,371
	Asbury Automotive Group, Inc.	205,633	2,369
	E.W. Scripps Co. Class A	332,072	2,348
*,^	Martha Stewart Living Omnimedia, Inc.	271,787	2,313
^	Landry's Restaurants, Inc.	148,052	2,302
	World Wrestling Entertainment, Inc.	148,399	2,294
*	Hot Topic, Inc.	345,818	2,286
	Monro Muffler Brake, Inc.	98,477	2,271
*,^	America's Car-Mart, Inc.	121,756	2,263
*,^	California Pizza Kitchen, Inc.	174,869	2,251

*	Universal Electronics, Inc.	89,157	2,227
*	R.H. Donnelley Corp.	1,117,618	2,224
*	drugstore.com, Inc.	940,106	2,209
^	Talbots Inc.	167,374	2,193
	The Marcus Corp.	136,323	2,192
	Christopher & Banks Corp.	285,729	2,192
^	DineEquity, Inc.	128,871	2,173
*	Rentrak Corp.	155,678	2,153
	National Presto Industries, Inc.	28,835	2,148
*	RC2 Corp.	105,565	2,111
	The Pep Boys (Manny, Moe & Jack)	335,812	2,075
*	Midas Inc.	148,720	2,046
*	Steak n Shake Co.	233,322	2,025
*	Steinway Musical Instruments Inc.	71,453	2,024
*	Russ Berrie and Co., Inc.	262,535	2,014
*,^	American Apparel, Inc.	245,016	2,009
*	Cavco Industries, Inc.	55,249	1,997
^	Sealy Corp.	309,085	1,997
*	Perry Ellis International Corp.	133,406	1,989
*,^	Raser Technologies, Inc.	232,781	1,979
	Weyco Group, Inc.	57,665	1,930
*,^	Morgans Hotel Group	176,057	1,921
^	Systemax Inc.	134,546	1,892
*	Tween Brands, Inc.	192,987	1,889
*	Charlotte Russe Holding Inc.	181,641	1,862
	Sinclair Broadcast Group, Inc.	367,686	1,853
*	Lumber Liquidators, Inc.	146,800	1,844
*,^	Zumiez Inc.	111,392	1,836
	Speedway Motorsports, Inc.	92,800	1,808
	O'Charley's Inc.	203,105	1,777
*	Core-Mark Holding Co., Inc.	70,393	1,759
	Warner Music Group Corp.	229,096	1,741
	Big 5 Sporting Goods Corp.	167,487	1,728
*	Volcom, Inc.	99,221	1,715
*	Audiovox Corp.	181,439	1,700
	bebe stores, inc.	172,701	1,687
^	Cherokee Inc.	75,661	1,663
*,^	DSW Inc. Class A	120,529	1,651
*	Alloy, Inc.	213,036	1,647
*	Stoneridge, Inc.	145,817	1,640
*	Knology, Inc.	200,193	1,616
^	Lee Enterprises, Inc.	451,036	1,579
*	Ulta Salon, Cosmetics & Fragrance, Inc.	118,510	1,574
	CSS Industries, Inc.	61,065	1,572
*	New York & Co., Inc.	164,381	1,568
	Fisher Communications, Inc.	39,577	1,559
*	Maidenform Brands, Inc.	107,282	1,557
*	Gaiam, Inc.	143,140	1,517
	Stanley Furniture Co., Inc.	165,753	1,513
^	Brookfield Homes Corp.	105,217	1,511
^	Ambassadors Group, Inc.	93,413	1,486
	Sonic Automotive, Inc.	174,512	1,476
*	G-III Apparel Group, Ltd.	78,883	1,476
*	Sturm, Ruger & Co., Inc.	207,396	1,439
	Hooker Furniture Corp.	79,747	1,416

^	Media General, Inc. Class A	113,095	1,406
	AH Belo Corp.	267,242	1,379
*,^	Learning Tree International, Inc.	110,573	1,377
^	CPI Corp.	127,480	1,370
*	Shutterfly, Inc.	142,417	1,369
*	The Princeton Review, Inc.	169,728	1,358
*	Monarch Casino & Resort, Inc.	116,178	1,323
*	BJ's Restaurants Inc.	106,405	1,270
*	1-800-FLOWERS.COM, Inc.	210,260	1,266
*	Heelys Inc.	282,118	1,264
	Standard Motor Products, Inc.	201,389	1,253
	Bassett Furniture Industries, Inc.	144,672	1,237
	M/I Homes, Inc.	53,898	1,228
*	Playboy Enterprises, Inc. Class B	309,725	1,220
	Arctic Cat, Inc.	133,319	1,220
	Carmike Cinemas, Inc.	321,698	1,184
	Strattec Security Corp.	44,442	1,174
*	Orbitz Worldwide, Inc.	198,340	1,164
*	Casual Male Retail Group, Inc.	296,047	1,163
*	Amerigon Inc.	175,687	1,156
*	REX Stores Corp.	99,759	1,152
	Dover Downs Gaming & Entertainment, Inc.	147,727	1,149
	Kenneth Cole Productions, Inc.	78,179	1,149
	American Axle & Manufacturing Holdings, Inc.	211,605	1,134
*	Stamps.com Inc.	97,175	1,134
*	Eddie Bauer Holding, Inc.	211,948	1,134
*	Cache, Inc.	163,302	1,122
^	Idearc Inc.	893,481	1,117
*	AFC Enterprises, Inc.	153,471	1,114
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	855,130	1,103
	Haverty Furniture Cos., Inc.	94,958	1,086
*	Red Lion Hotels Corp.	134,313	1,077
*	Shuffle Master, Inc.	210,202	1,070
*	Dorman Products, Inc.	84,758	1,062
*,^	Conn's, Inc.	56,748	1,062
*	A.C. Moore Arts & Crafts, Inc.	167,863	1,053
*	Entravision Communications Corp.	384,536	1,034
	Marine Products Corp.	123,504	1,025
	Dover Motorsports, Inc.	187,304	1,021
*	Famous Dave's of America, Inc.	165,611	995
*	Great Wolf Resorts, Inc.	266,522	975
*	Luby's, Inc.	120,681	970
	Skyline Corp.	35,529	939
*	Isle of Capri Casinos, Inc.	102,891	928
*	Crocs, Inc.	249,348	893
*	Retail Ventures, Inc.	225,780	881
	Libbey, Inc.	102,496	872
*	Bluegreen Corp.	125,143	865
*	Outdoor Channel Holdings Inc.	97,130	855
*,^	iRobot Corp.	57,484	852
	Noble International, Ltd.	140,454	841
*	Multimedia Games Inc.	193,582	838
*	McCormick & Schmick's Seafood Restaurants, Inc.	83,802	816
*,^	Smith & Wesson Holding Corp.	215,760	807
*	Carriage Services, Inc.	230,507	807

*,^	Krispy Kreme Doughnuts, Inc.	237,438	784
*	dELiA*S, Inc.	272,013	783
*	Citi Trends Inc.	47,468	773
*	Lin TV Corp.	149,137	770
*	Nautilus Inc.	165,451	756
*	Dolan Media Co.	74,382	751
*	Build-A-Bear-Workshop, Inc.	102,930	749
*	Shoe Carnival, Inc.	44,471	728
*	4Kids Entertainment Inc.	100,603	710
	Stein Mart, Inc.	179,900	703
*	Rubio's Restaurants, Inc.	121,717	702
*,^	Empire Resorts Inc.	276,955	698
*	Mac-Gray Corp.	66,133	694
*	Daily Journal Corp.	16,429	688
*	hhgregg, Inc.	70,366	686
*	Mothers Work, Inc.	49,107	682
*	Morton's Restaurant Group Inc.	133,881	679
*	Harris Interactive Inc.	388,366	672
*	Saga Communications, Inc.	117,862	672
*,^	MarineMax, Inc.	91,527	662
*	MTR Gaming Group Inc.	197,509	656
*	Hastings Entertainment, Inc.	110,957	642
	Entercom Communications Corp.	127,316	639
*	Town Sports International Holdings, Inc.	104,570	638
*	Ruth's Hospitality Group Inc.	157,408	619
*	Design Within Reach Inc.	189,802	617
*	Ashworth, Inc.	181,941	611
*	The Dixie Group, Inc.	80,217	590
*	Westwood One, Inc.	1,133,112	567
*	Maxxam Inc.	40,462	562
*	Youbet.com, Inc.	373,015	545
	Lifetime Brands, Inc.	55,386	540
*	Nexstar Broadcasting Group, Inc.	242,586	539
*	Cosi, Inc.	268,559	529
	Spartan Motors, Inc.	164,594	523
*,^	Citadel Broadcasting Corp.	632,221	518
*	West Marine, Inc.	86,840	518
*	Reading International Inc. Class A	74,141	510
*	Lakes Entertainment, Inc.	73,901	486
*	Navarre Corp.	335,197	486
	Gray Television, Inc.	281,969	485
*	Hallwood Group Inc.	7,400	485
	Johnson Outdoors Inc.	38,263	482
*	Hartmarx Corp.	254,476	476
*,^	New Motion, Inc.	135,281	473
^	The McClatchy Co. Class A	107,526	473
	Circuit City Stores, Inc.	629,813	472
*	Hawk Corp. Class A	22,970	462
*	Lodgian, Inc.	59,256	462
*	Trans World Entertainment Corp.	158,191	449
*,^	Jamba Inc.	494,963	445
*,^	Cumulus Media Inc.	101,974	434
*	Ascent Media Corp.	16,530	404
	PRIMEDIA Inc.	163,968	398
*	Fleetwood Enterprises, Inc.	357,891	369

*	Hollywood Media Corp.	159,336	359
*	Duckwall-ALCO Stores, Inc.	23,108	351
*	FGX International Holdings Ltd.	31,359	347
*,^	Six Flags, Inc.	516,965	346
*	Riviera Holdings Corp.	47,000	345
*,^	Premier Exhibitions Inc.	185,540	334
*,^	Trump Entertainment Resorts, Inc.	273,377	334
*,^	Cost Plus, Inc.	170,645	333
*	Interstate Hotels & Resorts, Inc.	140,111	329
*	Kirkland's, Inc.	141,488	321
*	Private Media Group, Inc.	217,289	315
*	Radio One, Inc. Class D	413,901	310
	Lithia Motors, Inc.	69,247	298
*	Pomeroy IT Solutions, Inc.	65,916	297
*	Benihana Inc. Class A	64,278	296
	Shiloh Industries, Inc.	32,722	277
	Books-a-Million Inc.	54,238	271
*	Century Casinos, Inc.	121,886	256
	Escalade, Inc.	85,042	255
*	California Coastal Communities, Inc.	116,309	254
*,^	Gander Mountain Co.	68,721	225
	Aaron Rents, Inc. Class A	10,125	223
^	Bon-Ton Stores, Inc.	81,373	221
	Lennar Corp. Class B	18,034	220
*	Select Comfort Corp.	131,313	217
	Canterbury Park Holding Corp.	23,700	207
*	Carrols Restaurant Group Inc.	65,558	197
*	Regent Communications, Inc.	223,301	197
	Craftmade International, Inc.	49,016	183
*	Benihana Inc.	37,839	174
*	Joe's Jeans, Inc.	157,620	173
*	Woodbridge Holdings Corp.	58,196	164
*	Hovnanian Enterprises	19,300	154
^	Orleans Homebuilders, Inc.	37,570	152
*	Salem Communications Corp.	115,577	144
*	EDCI Holdings, Inc.	35,683	143
*	Blockbuster Inc. Class B	104,887	138
*	S&K Famous Brands Inc.	41,491	129
	Beasley Broadcast Group, Inc.	74,414	126
*	Emerson Radio Corp.	135,771	122
*	Spanish Broadcasting System, Inc.	320,397	122
*	Sport Chalet, Inc. Class A	48,300	119
*	Lazare Kaplan International, Inc.	15,258	118
*	Tuesday Morning Corp.	27,817	115
*	Fairchild Corp.	42,344	110
*	NTN Communications, Inc.	497,306	109
*	Progressive Gaming International Corp.	74,684	107
	Cobra Electronics Corp.	43,655	103
*	Nevada Gold & Casinos, Inc.	101,103	85
*	Proliance International Inc.	106,628	80
	Tandy Brands Accessories, Inc.	16,602	79
*	DEI Holdings, Inc.	76,252	76
*	Concord Camera Corp.	26,112	63
*	Acme Communications, Inc.	63,501	60
*	Tarrant Apparel Group, Inc.	89,701	55

*	Rockford Corp.	24,690	29
	Monaco Coach Corp.	14,768	29
*	Palm Harbor Homes, Inc.	2,433	24
*	Meade Instruments Corp.	60,549	15
*	Tarragon Corp.	45,291	12
*	SPAR Group, Inc.	16,174	12
*	Magna Entertainment Corp.	5,927	10
*,^	Source Interlink Cos., Inc.	8,923	9
*	Sport Chalet, Inc.	1,825	6
*	Nexcen Brands, Inc.	20,725	6
*,^	Comstock Homebuilding Cos., Inc.	22,494	5
*	ValueVision Media, Inc.	1,166	2
*	Emmis Communications, Inc.	2,111	2
*,^	Gadzooks, Inc.	257,226	—
			9,213,703
Consumer Staples (10.5%)
	The Procter & Gamble Co.	23,694,738	1,651,286
	Wal-Mart Stores, Inc.	18,404,427	1,102,241
	PepsiCo, Inc.	12,309,948	877,330
	The Coca-Cola Co.	16,224,940	857,975
	Philip Morris International Inc.	16,370,686	787,430
	CVS/Caremark Corp.	11,093,691	373,414
	Kraft Foods Inc.	11,294,536	369,896
	Anheuser-Busch Cos., Inc.	5,534,356	359,069
	Altria Group, Inc.	16,254,450	322,488
	Colgate-Palmolive Co.	3,941,215	296,971
	Walgreen Co.	7,687,067	237,992
	Costco Wholesale Corp.	3,362,663	218,338
	Kimberly-Clark Corp.	3,247,553	210,571
	General Mills, Inc.	2,600,319	178,694
	Sysco Corp.	4,661,694	143,720
	Avon Products, Inc.	3,312,277	137,691
	The Kroger Co.	4,870,061	133,829
	H.J. Heinz Co.	2,446,055	122,083
	Kellogg Co.	2,058,147	115,462
	Wm. Wrigley Jr. Co.	1,420,976	112,826
	Archer-Daniels-Midland Co.	4,497,940	98,550
	Lorillard, Inc.	1,349,943	96,048
	Safeway, Inc.	3,399,748	80,642
	UST, Inc.	1,147,816	76,376
	ConAgra Foods, Inc.	3,785,881	73,673
	Sara Lee Corp.	5,484,017	69,263
	Campbell Soup Co.	1,769,002	68,283
	The Clorox Co.	1,070,536	67,112
	Reynolds American Inc.	1,376,083	66,905
	Bunge Ltd.	944,053	59,645
*	Dr. Pepper Snapple Group, Inc.	1,965,517	52,047
	The Hershey Co.	1,227,638	48,541
	Molson Coors Brewing Co. Class B	955,116	44,652
	The Estee Lauder Cos. Inc. Class A	806,879	40,271
	Coca-Cola Enterprises, Inc.	2,272,364	38,108
	SuperValu Inc.	1,651,224	35,832
	McCormick & Co., Inc.	897,173	34,496
*	Energizer Holdings, Inc.	424,560	34,198
*	Constellation Brands, Inc. Class A	1,504,174	32,280

	The Pepsi Bottling Group, Inc.	1,104,058	32,205
	Church & Dwight, Inc.	516,265	32,055
	Brown-Forman Corp. Class B	422,646	30,350
*	Ralcorp Holdings, Inc.	436,745	29,441
*	Dean Foods Co.	1,182,698	27,628
	Tyson Foods, Inc.	2,252,762	26,898
^	Whole Foods Market, Inc.	1,089,339	21,819
	Hormel Foods Corp.	579,897	21,039
	J.M. Smucker Co.	410,319	20,799
	Alberto-Culver Co.	704,384	19,187
	Flowers Foods, Inc.	644,274	18,916
	Corn Products International, Inc.	576,880	18,622
*	BJ's Wholesale Club, Inc.	464,875	18,065
	Longs Drug Stores, Inc.	236,387	17,880
*,^	Hansen Natural Corp.	582,690	17,626
	Herbalife Ltd.	380,222	15,026
*	Smithfield Foods, Inc.	941,051	14,944
*	Central European Distribution Corp.	320,359	14,548
	Wm. Wrigley Jr. Co. Class B	171,685	13,563
*	NBTY, Inc.	434,815	12,836
	Del Monte Foods Co.	1,534,368	11,968
	Casey's General Stores, Inc.	376,368	11,355
	PepsiAmericas, Inc.	498,608	10,331
	Universal Corp. (VA)	210,188	10,318
*,^	Chattem, Inc.	127,726	9,986
	Ruddick Corp.	301,193	9,774
*	Hain Celestial Group, Inc.	315,267	8,679
*	United Natural Foods, Inc.	318,913	7,970
*	Darling International, Inc.	638,922	7,098
	Lancaster Colony Corp.	180,601	6,801
	Nu Skin Enterprises, Inc.	417,758	6,776
*	TreeHouse Foods Inc.	220,472	6,548
^	Vector Group Ltd.	350,937	6,198
^	Tootsie Roll Industries, Inc.	202,528	5,855
	Sanderson Farms, Inc.	151,974	5,584
*	Winn-Dixie Stores, Inc.	376,005	5,226
	Nash-Finch Co.	121,157	5,224
*	Chiquita Brands International, Inc.	326,506	5,162
	The Andersons, Inc.	137,739	4,851
	WD-40 Co.	129,541	4,654
	Lance, Inc.	203,390	4,615
*,^	Green Mountain Coffee Roasters, Inc.	110,952	4,365
*	Elizabeth Arden, Inc.	195,175	3,831
	J & J Snack Foods Corp.	112,235	3,806
	Diamond Foods, Inc.	132,443	3,712
*	The Pantry, Inc.	174,980	3,708
*,^	USANA Health Sciences, Inc.	82,835	3,395
	Spartan Stores, Inc.	134,282	3,341
*	Boston Beer Co., Inc. Class A	65,288	3,101
*	Bare Escentuals, Inc.	274,325	2,982
	Weis Markets, Inc.	82,273	2,963
*,^	Rite Aid Corp.	3,598,554	2,915
*	The Great Atlantic & Pacific Tea Co., Inc.	254,479	2,753
*	American Oriental Bioengineering, Inc.	419,245	2,721
*	Alliance One International, Inc.	650,849	2,473

*	Prestige Brands Holdings Inc.	276,462	2,455
^	Cal-Maine Foods, Inc.	74,958	2,057
*,^	Smart Balance Inc.	294,435	1,931
	PriceSmart, Inc.	111,893	1,873
	Ingles Markets, Inc.	73,804	1,685
*	Revlon, Inc.	112,539	1,671
*	Central Garden & Pet Co. Class A	278,018	1,654
	Alico, Inc.	32,069	1,521
	Imperial Sugar Co.	103,812	1,406
*	Physicians Formula Holdings, Inc.	235,100	1,399
*	Central Garden and Pet Co.	230,992	1,358
*	Nutraceutical International Corp.	122,891	1,358
*,^	John B. Sanfilippo & Son, Inc.	158,467	1,355
*,^	Lifeway Foods, Inc.	106,472	1,246
	B&G Foods Inc.	170,515	1,219
	Coca-Cola Bottling Co.	27,693	1,209
	Arden Group Inc. Class A	8,101	1,180
*	Omega Protein Corp.	95,295	1,121
*,^	Medifast, Inc.	136,948	933
^	Pilgrim's Pride Corp.	356,954	889
	Farmer Brothers, Inc.	35,298	878
	Tasty Baking Co. Class A	212,205	876
	Oil-Dri Corp. of America	51,667	874
	Inter Parfums, Inc.	63,699	864
*,^	Star Scientific, Inc.	237,255	845
	Village Super Market Inc. Class A	17,718	845
^	Reliv International, Inc.	143,244	723
^	Mannatech, Inc.	175,060	700
*	National Beverage Corp.	76,231	676
*	Schiff Nutrition International, Inc.	89,111	609
*	Parlux Fragrances, Inc.	118,160	607
	Calavo Growers, Inc.	47,369	590
*,^	Susser Holdings Corp.	32,374	488
	Reddy Ice Holdings, Inc.	133,294	487
	Griffin Land & Nurseries, Inc.	12,715	471
*	Seneca Foods Corp.	16,890	321
*	Zapata Corp.	40,800	273
*	Inventure Group, Inc.	134,275	228
	MGP Ingredients, Inc.	77,474	220
*,^	Jones Soda Co.	134,327	191
*	Spectrum Brands Inc.	69,211	96
*	Vermont Pure Holdings, Ltd.	29,700	37
*	Integrated Biopharma, Inc.	32,100	22
*	iBioPharma Inc.	19,300	19
			10,392,174
Energy (12.2%)
	ExxonMobil Corp.	41,007,377	3,184,633
	Chevron Corp.	16,053,088	1,324,059
	ConocoPhillips Co.	11,372,667	833,048
	Schlumberger Ltd.	9,259,763	723,095
	Occidental Petroleum Corp.	6,369,799	448,752
	Devon Energy Corp.	3,289,602	300,012
*	Transocean, Inc.	2,474,823	271,835
	Apache Corp.	2,589,097	269,991

	Halliburton Co.	6,770,656	219,302
	Marathon Oil Corp.	5,496,681	219,153
	XTO Energy, Inc.	4,263,304	198,329
	Hess Corp.	2,256,082	185,179
	Anadarko Petroleum Corp.	3,633,197	176,246
	EOG Resources, Inc.	1,927,221	172,409
*	National Oilwell Varco Inc.	3,222,252	161,854
	Baker Hughes, Inc.	2,390,620	144,728
	Chesapeake Energy Corp.	3,984,402	142,881
*	Weatherford International Ltd.	5,265,601	132,377
	Valero Energy Corp.	4,101,871	124,287
	Spectra Energy Corp.	4,915,795	116,996
	Williams Cos., Inc.	4,535,722	107,270
	Smith International, Inc.	1,698,280	99,587
	Peabody Energy Corp.	2,107,268	94,827
	Noble Corp.	2,086,014	91,576
	Murphy Oil Corp.	1,400,816	89,848
*	Southwestern Energy Co.	2,654,296	81,062
	Noble Energy, Inc.	1,336,986	74,323
	El Paso Corp.	5,452,696	69,576
*	Ultra Petroleum Corp.	1,187,114	65,695
	CONSOL Energy, Inc.	1,418,771	65,107
*	Cameron International Corp.	1,682,866	64,858
	ENSCO International, Inc.	1,122,085	64,666
	Diamond Offshore Drilling, Inc.	539,909	55,643
*	Nabors Industries, Inc.	2,188,340	54,533
	Range Resources Corp.	1,198,310	51,372
	Pioneer Natural Resources Co.	928,437	48,539
*	FMC Technologies Inc.	994,884	46,312
	BJ Services Co.	2,284,872	43,710
*	Petrohawk Energy Corp.	1,919,603	41,521
*	Pride International, Inc.	1,304,129	38,615
	Arch Coal, Inc.	1,120,361	36,849
*	Denbury Resources, Inc.	1,910,045	36,367
	Helmerich & Payne, Inc.	810,424	35,002
*	Newfield Exploration Co.	1,024,051	32,759
*	Forest Oil Corp.	656,061	32,541
	Sunoco, Inc.	907,790	32,299
	Cimarex Energy Co.	643,790	31,488
*	Plains Exploration & Production Co.	834,821	29,352
*	Alpha Natural Resources, Inc.	546,214	28,092
	Cabot Oil & Gas Corp.	760,407	27,481
	Rowan Cos., Inc.	876,382	26,773
*	Kinder Morgan Management, LLC	524,293	25,795
	Patterson-UTI Energy, Inc.	1,202,506	24,074
*	Whiting Petroleum Corp.	328,704	23,423
*	Oceaneering International, Inc.	428,730	22,860
	Massey Energy Co.	626,333	22,341
	Tidewater Inc.	385,917	21,364
*	Dresser Rand Group, Inc.	668,770	21,046
	Walter Industries, Inc.	429,678	20,388
*	Superior Energy Services, Inc.	628,243	19,564
*	Unit Corp.	366,503	18,259
	Southern Union Co.	867,843	17,921
*	Comstock Resources, Inc.	353,917	17,714

^	Tesoro Corp.	1,070,774	17,657
	Penn Virginia Corp.	323,921	17,310
^	Core Laboratories N.V.	169,903	17,215
	St. Mary Land & Exploration Co.	478,221	17,049
*	Encore Acquisition Co.	393,693	16,449
*	Helix Energy Solutions Group, Inc.	676,692	16,430
*	Atwood Oceanics, Inc.	448,660	16,331
*	Quicksilver Resources, Inc.	803,614	15,775
*	Exterran Holdings, Inc.	485,358	15,512
*	Continental Resources, Inc.	395,035	15,497
	Frontier Oil Corp.	808,582	14,894
*	Oil States International, Inc.	385,502	13,628
*	IHS Inc. Class A	284,526	13,555
	Overseas Shipholding Group Inc.	228,259	13,310
*	SEACOR Holdings Inc.	162,095	12,797
*	Mariner Energy Inc.	615,719	12,622
	Foundation Coal Holdings, Inc.	353,114	12,564
*	Patriot Coal Corp.	416,314	12,094
*	EXCO Resources, Inc.	696,821	11,372
*	SandRidge Energy, Inc.	569,568	11,164
	Berry Petroleum Class A	282,998	10,961
*	Grey Wolf, Inc.	1,393,218	10,839
*	Arena Resources, Inc.	276,293	10,734
*	Concho Resources, Inc.	383,708	10,594
*	Hercules Offshore, Inc.	693,670	10,516
*	Dril-Quip, Inc.	238,424	10,345
*	Stone Energy Corp.	232,585	9,845
	Atlas America, Inc.	283,489	9,670
	Holly Corp.	332,767	9,624
*	ION Geophysical Corp.	661,590	9,388
*	Swift Energy Co.	238,765	9,238
	Lufkin Industries, Inc.	115,578	9,171
*	Goodrich Petroleum Corp.	203,949	8,890
	CARBO Ceramics Inc.	163,077	8,416
*,^	McMoRan Exploration Co.	347,485	8,215
*	TETRA Technologies, Inc.	581,359	8,052
*	Willbros Group, Inc.	303,032	8,030
*	Bill Barrett Corp.	246,382	7,911
*	Carrizo Oil & Gas, Inc.	215,387	7,812
	Crosstex Energy, Inc.	305,505	7,628
*	Complete Production Services, Inc.	375,771	7,564
*	Rosetta Resources, Inc.	401,791	7,377
*,^	BPZ Energy, Inc.	425,360	7,316
*	Parker Drilling Co.	899,420	7,213
*,^	Delta Petroleum Corp.	521,270	7,079
*	Bristow Group, Inc.	208,764	7,065
*	Hornbeck Offshore Services, Inc.	182,066	7,031
	W&T Offshore, Inc.	240,222	6,556
*,^	International Coal Group, Inc.	1,007,425	6,286
*	Gulfmark Offshore, Inc.	139,224	6,248
*	Contango Oil & Gas Co.	109,585	5,915
*	Global Industries Ltd.	832,924	5,781
*,^	USEC Inc.	1,046,706	5,663
*	Pioneer Drilling Co.	421,200	5,602
*,^	Oilsands Quest, Inc.	1,867,257	5,583

*	PetroQuest Energy, Inc.	354,850	5,447
*	NATCO Group Inc.	132,607	5,328
*	Newpark Resources, Inc.	711,481	5,194
*	GMX Resources Inc.	107,980	5,161
*	CNX Gas Corp.	229,038	5,128
	World Fuel Services Corp.	218,201	5,025
*	Warren Resources Inc.	502,396	5,014
*	Petroleum Development Corp.	112,927	5,011
*	James River Coal Co.	223,742	4,920
*	Matrix Service Co.	238,702	4,559
	Gulf Island Fabrication, Inc.	126,325	4,354
	General Maritime Corp.	216,718	4,222
*	ATP Oil & Gas Corp.	215,965	3,846
*	Enbridge Energy Management LLC	88,720	3,715
*	Brigham Exploration Co.	329,679	3,623
*	Harvest Natural Resources, Inc.	333,313	3,373
	RPC Inc.	235,608	3,313
*	Clayton Williams Energy, Inc.	46,312	3,266
*,^	TXCO Resources Inc.	317,910	3,192
*	Dawson Geophysical Co.	68,309	3,189
*	Cal Dive International, Inc.	286,484	3,037
*	Basic Energy Services Inc.	137,491	2,929
*	Parallel Petroleum Corp.	303,350	2,858
*	T-3 Energy Services, Inc.	76,428	2,837
*	PHI Inc. Non-Voting Shares	73,329	2,708
*,^	Clean Energy Fuels Corp.	183,628	2,598
*	Callon Petroleum Co.	143,642	2,590
*	Superior Well Services, Inc.	101,431	2,567
*,^	Allis-Chalmers Energy Inc.	200,650	2,538
*	ENGlobal Corp.	190,026	2,522
*,^	Rentech, Inc.	1,661,217	2,209
*	Vaalco Energy, Inc.	313,446	2,144
*,^	FX Energy, Inc.	268,600	1,998
*,^	Trico Marine Services, Inc.	116,225	1,985
	Arlington Tankers Ltd.	129,047	1,985
*	Energy Partners, Ltd.	225,937	1,959
*	Veneco Inc.	150,634	1,958
^	Western Refining, Inc.	189,099	1,912
*	Bronco Drilling Co., Inc.	177,645	1,816
*	Double Eagle Petroleum Co.	120,329	1,718
*	Gasco Energy Inc.	943,505	1,717
*	Endeavor International Corp.	1,295,046	1,709
*	Gulfport Energy Corp.	169,851	1,707
^	Alon USA Energy, Inc.	125,079	1,686
*	Natural Gas Services Group	81,853	1,430
*	VeraSun Energy Corp.	439,156	1,375
*	Westmoreland Coal Co.	86,652	1,369
*	CVR Energy, Inc.	159,215	1,357
*	Kodiak Oil & Gas Corp.	900,216	1,350
^	APCO Argentina Inc.	45,533	1,289
*	Boots & Coots International Well Control, Inc.	634,165	1,224
*	The Meridian Resource Corp.	633,127	1,165
	Panhandle Royalty Co.	40,655	1,164
*	Abraxas Petroleum Corp.	443,342	1,157
*,^	Toreador Resources Corp.	121,222	1,090

*,^	SulphCo, Inc.	515,932	1,037
*,^	Tri-Valley Corp.	157,282	997
*	Union Drilling, Inc.	90,414	957
	Delek US Holdings, Inc.	101,000	936
*	Bolt Technology Corp.	64,611	935
*	Syntroleum Corp.	842,927	919
*	OYO Geospace Corp.	22,622	889
*,^	Pacific Ethanol, Inc.	637,372	886
*,^	GeoGlobal Resources Inc.	338,871	854
*	RAM Energy Resources, Inc.	261,952	757
*,^	BMB Munai Inc.	154,127	640
*	Credo Pete Corp.	78,315	577
*	Edge Petroleum Corp.	299,496	536
	Barnwell Industries, Inc.	53,295	504
*	Cano Petroleum Inc.	195,491	452
*	American Oil & Gas Inc.	154,760	404
*	Ngas Resources Inc.	84,091	399
*	Aventine Renewable Energy Holdings, Inc.	117,303	371
*	Uranium Resources Inc.	214,495	363
*	Mitcham Industries, Inc.	32,811	331
*,^	Verenium Corp.	337,139	317
*	Approach Resources Inc.	20,514	297
*	Geomet, Inc.	52,296	285
*	Quest Resource Corp.	103,370	275
*	Harken Energy Corp.	34,314	270
*	Geokinetics Inc.	13,371	254
*,^	Cheniere Energy, Inc.	77,230	174
*,^	CanArgo Energy Corp.	1,128,079	158
	Houston American Energy Corp.	24,600	155
*,^	Evergreen Energy, Inc.	111,824	105
	CanArgo Energy Corp Rights Exp. 10/24/08	1,128,079	45
*,^	Aurora Oil & Gas Corp.	104,070	14
*	Transmeridian Exploration Inc.	22,541	7
			12,049,578
Financials (16.8%)
	JPMorgan Chase & Co.	28,430,859	1,327,721
	Bank of America Corp.	35,383,626	1,238,427
	Wells Fargo & Co.	24,350,614	913,879
	Citigroup, Inc.	40,744,715	835,674
	U.S. Bancorp	13,508,807	486,587
	The Goldman Sachs Group, Inc.	3,034,611	388,430
	Merrill Lynch & Co., Inc.	12,090,327	305,885
	MetLife, Inc.	5,329,313	298,442
	Bank of New York Mellon Corp.	8,877,408	289,226
	American Express Co.	8,091,564	286,684
	Prudential Financial, Inc.	3,369,515	242,605
*	Berkshire Hathaway Inc. Class B	50,955	223,947
	AFLAC Inc.	3,689,242	216,743
	The Travelers Cos., Inc.	4,693,351	212,139
	PNC Financial Services Group	2,684,229	200,512
	Charles Schwab Corp.	7,563,291	196,646
	State Street Corp.	3,310,873	188,322
	The Allstate Corp.	4,061,016	187,294
	Morgan Stanley	7,733,506	177,871

	CME Group, Inc.	470,137	174,661
	Simon Property Group, Inc. REIT	1,744,327	169,200
^	BB&T Corp.	4,244,134	160,428
	The Chubb Corp.	2,836,725	155,736
	Capital One Financial Corp.	2,912,061	148,515
	Ace Ltd.	2,584,369	139,892
	Marsh & McLennan Cos., Inc.	3,970,657	126,108
	SunTrust Banks, Inc.	2,588,691	116,465
	Franklin Resources Corp.	1,284,198	113,176
	Northern Trust Corp.	1,537,721	111,023
*	Berkshire Hathaway Inc. Class A	848	110,749
	T. Rowe Price Group Inc.	1,914,864	102,847
	Loews Corp.	2,539,272	100,276
	The Hartford Financial Services Group Inc.	2,442,517	100,119
	Vornado Realty Trust REIT	1,072,941	97,584
	Public Storage, Inc. REIT	984,672	97,492
	Aon Corp.	2,086,798	93,822
	Equity Residential REIT	2,099,863	93,255
	The Principal Financial Group, Inc.	2,009,571	87,396
	Boston Properties, Inc. REIT	929,160	87,025
	Progressive Corp. of Ohio	4,996,446	86,938
	Lincoln National Corp.	2,012,573	86,158
	ProLogis REIT	2,034,763	83,975
	HCP, Inc. REIT	1,939,837	77,846
	Unum Group	2,690,072	67,521
	Hudson City Bancorp, Inc.	3,629,164	66,958
	Plum Creek Timber Co. Inc. REIT	1,329,699	66,299
	Ameriprise Financial, Inc.	1,725,057	65,897
	Leucadia National Corp.	1,445,271	65,673
	Kimco Realty Corp. REIT	1,773,670	65,519
	Invesco, Ltd.	3,010,634	63,163
	American International Group, Inc.	18,618,750	62,000
	Avalonbay Communities, Inc. REIT	597,834	58,839
	Wachovia Corp.	16,761,138	58,664
	Annaly Mortgage Management Inc. REIT	4,108,497	55,259
	Moody's Corp.	1,616,647	54,966
	Ventas, Inc. REIT	1,076,134	53,183
	Regions Financial Corp.	5,394,631	51,788
	People's United Financial Inc.	2,687,945	51,743
	Host Hotels & Resorts Inc. REIT	3,853,474	51,213
^	M & T Bank Corp.	555,915	49,615
	Fifth Third Bancorp	4,021,218	47,852
	Discover Financial Services	3,351,621	46,319
	KeyCorp	3,769,742	45,011
*	SLM Corp.	3,627,027	44,758
	Assurant, Inc.	781,250	42,969
	New York Community Bancorp, Inc.	2,534,753	42,559
	XL Capital Ltd. Class A	2,364,508	42,419
	Torchmark Corp.	697,289	41,698
	Everest Re Group, Ltd.	481,376	41,653
	Legg Mason Inc.	1,082,073	41,184
	NYSE Euronext	1,029,503	40,336
*,^	American Capital Ltd.	1,578,943	40,279
	Health Care Inc. REIT	754,538	40,164
	Federal Realty Investment Trust REIT	456,697	39,093

	Comerica, Inc.	1,168,512	38,316
	Marshall & Ilsley Corp.	1,811,340	36,499
	Regency Centers Corp. REIT	543,048	36,216
	The Macerich Co. REIT	564,293	35,917
*	IntercontinentalExchange Inc.	438,882	35,409
	Willis Group Holdings Ltd.	1,096,453	35,372
	Axis Capital Holdings Ltd.	1,098,209	34,824
	AMB Property Corp. REIT	761,273	34,486
	Cincinnati Financial Corp.	1,205,189	34,276
*	Nasdaq Stock Market Inc.	1,087,411	33,242
^	Zions Bancorp	833,468	32,255
	Janus Capital Group Inc.	1,264,652	30,706
	Eaton Vance Corp.	851,261	29,990
*	TD Ameritrade Holding Corp.	1,845,203	29,892
	White Mountains Insurance Group Inc.	63,093	29,638
	Developers Diversified Realty Corp. REIT	932,282	29,544
	SL Green Realty Corp. REIT	454,217	29,433
	Genworth Financial Inc.	3,367,941	28,998
	Rayonier Inc. REIT	609,109	28,841
	PartnerRe Ltd.	422,085	28,740
	General Growth Properties Inc. REIT	1,871,061	28,253
*,^	The St. Joe Co.	718,342	28,080
	Alexandria Real Estate Equities, Inc. REIT	249,484	28,067
	Duke Realty Corp. REIT	1,141,474	28,057
	W.R. Berkley Corp.	1,177,540	27,731
*	Philadelphia Consolidated Holding Corp.	472,639	27,682
	Liberty Property Trust REIT	720,017	27,109
	Nationwide Health Properties, Inc. REIT	749,035	26,950
*,^	Affiliated Managers Group, Inc.	318,637	26,399
	UDR, Inc. REIT	1,006,093	26,309
*	Markel Corp.	73,302	25,766
*	Arch Capital Group Ltd.	348,983	25,486
	Digital Realty Trust, Inc. REIT	525,015	24,807
	RenaissanceRe Holdings Ltd.	476,212	24,763
	Cullen/Frost Bankers, Inc.	411,167	24,670
	Raymond James Financial, Inc.	741,382	24,451
	Apartment Investment & Management Co. Class A REIT	697,301	24,419
	HCC Insurance Holdings, Inc.	895,228	24,171
	Essex Property Trust, Inc. REIT	198,445	23,482
	SEI Investments Co.	1,048,836	23,284
	Fidelity National Financial, Inc. Class A	1,582,544	23,263
	Synovus Financial Corp.	2,180,626	22,569
	Commerce Bancshares, Inc.	475,239	22,051
	Old Republic International Corp.	1,701,046	21,688
	Huntington Bancshares Inc.	2,703,370	21,600
	Weingarten Realty Investors REIT	587,401	20,953
	Senior Housing Properties Trust REIT	871,458	20,767
	Valley National Bancorp	988,642	20,722
	Federated Investors, Inc.	713,872	20,581
	Taubman Co. REIT	410,403	20,520
^	Realty Income Corp. REIT	787,836	20,169
	Brown & Brown, Inc.	931,012	20,128
	Bank of Hawaii Corp.	372,806	19,926
	StanCorp Financial Group, Inc.	381,215	19,823
	BRE Properties Inc. Class A REIT	397,129	19,459

^	Jefferies Group, Inc.	883,597	19,333
	Camden Property Trust REIT	413,005	18,940
*	CB Richard Ellis Group, Inc.	1,416,468	18,938
^	Apollo Investment Corp.	1,102,341	18,795
	Associated Banc-Corp.	941,092	18,775
^	MBIA, Inc.	1,566,767	18,645
	Arthur J. Gallagher & Co.	721,250	18,507
	The Hanover Insurance Group Inc.	399,481	18,184
	First American Corp.	610,670	18,015
	Aspen Insurance Holdings Ltd.	651,449	17,915
^	CapitalSource Inc. REIT	1,446,530	17,792
	Nationwide Financial Services, Inc.	357,858	17,653
	Highwood Properties, Inc. REIT	494,131	17,571
	Douglas Emmett, Inc. REIT	755,403	17,427
	Mack-Cali Realty Corp. REIT	510,808	17,301
	City National Corp.	316,460	17,184
^	Popular, Inc.	2,072,239	17,179
	American Financial Group, Inc.	569,372	16,796
	Sovereign Bancorp, Inc.	4,218,348	16,662
	BancorpSouth, Inc.	576,887	16,228
	Corporate Office Properties Trust, Inc. REIT	397,617	16,044
^	TCF Financial Corp.	885,420	15,938
	Waddell & Reed Financial, Inc.	641,241	15,871
*	Alleghany Corp.	42,215	15,408
	CIT Group Inc.	2,194,205	15,272
^	Wilmington Trust Corp.	523,465	15,091
	Forest City Enterprise Class A	490,502	15,044
	Hospitality Properties Trust REIT	732,855	15,038
^	Allied Capital Corp.	1,389,501	15,007
	Fulton Financial Corp.	1,353,862	14,771
	BioMed Realty Trust, Inc. REIT	558,010	14,759
	Protective Life Corp.	516,587	14,728
*	SVB Financial Group	248,749	14,408
	Home Properties, Inc. REIT	245,882	14,249
	Potlatch Corp. REIT	305,955	14,193
^	First Horizon National Corp.	1,493,734	14,190
	Washington REIT	385,792	14,132
	Entertainment Properties Trust REIT	255,287	13,969
	First Niagara Financial Group, Inc.	870,774	13,715
	National Retail Properties REIT	571,211	13,681
	Platinum Underwriters Holdings, Ltd.	381,249	13,527
*,^	Reinsurance Group of America, Inc. Class A	245,820	13,274
*	ProAssurance Corp.	236,939	13,269
	FirstMerit Corp.	628,804	13,205
	Astoria Financial Corp.	635,051	13,165
*	MSCI, Inc.-Class A Shares	546,034	13,105
	Susquehanna Bancshares, Inc.	670,785	13,094
^	Westamerica Bancorporation	225,584	12,978
	Fannie Mae	8,399,169	12,851
	Healthcare Realty Trust Inc. REIT	440,783	12,849
	Washington Federal Inc.	682,538	12,593
	Hilb, Rogal and Hamilton Co.	269,281	12,586
	Omega Healthcare Investors, Inc. REIT	640,021	12,583
	IPC Holdings Ltd.	416,444	12,581
	Endurance Specialty Holdings Ltd.	397,352	12,286

	Kilroy Realty Corp. REIT	255,254	12,199
^	Whitney Holdings Corp.	500,591	12,139
	HRPT Properties Trust REIT	1,752,496	12,075
^	Colonial BancGroup, Inc.	1,493,982	11,743
	UMB Financial Corp.	223,249	11,725
	Mercury General Corp.	213,836	11,708
	Montpelier Re Holdings Ltd.	699,752	11,553
	International Bancshares Corp.	426,853	11,525
	NewAlliance Bancshares, Inc.	759,925	11,422
	TFS Financial Corp.	904,172	11,320
*,^	E*TRADE Financial Corp.	4,042,856	11,320
	Transatlantic Holdings, Inc.	207,193	11,261
	United Bankshares, Inc.	320,968	11,234
	Erie Indemnity Co. Class A	261,479	11,053
	Brandywine Realty Trust REIT	683,162	10,951
	Allied World Assurance Holdings, Ltd.	304,432	10,813
	Jones Lang LaSalle Inc.	247,622	10,767
	Tanger Factory Outlet Centers, Inc. REIT	245,562	10,753
	F.N.B. Corp.	671,306	10,727
	Zenith National Insurance Corp.	289,355	10,602
	Prosperity Bancshares, Inc.	311,015	10,571
	American Campus Communities, Inc. REIT	311,112	10,540
*	Investment Technology Group, Inc.	340,962	10,375
	Webster Financial Corp.	409,217	10,333
*	Knight Capital Group, Inc. Class A	695,292	10,332
	Old National Bancorp	515,159	10,313
	Odyssey Re Holdings Corp.	232,920	10,202
	Mid-America Apartment Communities, Inc. REIT	205,378	10,092
	DCT Industrial Trust Inc. REIT	1,339,062	10,030
	CBL & Associates Properties, Inc. REIT	491,616	9,872
	First Industrial Realty Trust REIT	344,125	9,870
	Glacier Bancorp, Inc.	398,288	9,866
^	National City Corp.	5,608,027	9,814
	Equity Lifestyle Properties, Inc. REIT	182,296	9,667
	Post Properties, Inc. REIT	344,839	9,645
^	PrivateBancorp, Inc.	230,612	9,607
	Selective Insurance Group	414,801	9,507
	EastGroup Properties, Inc. REIT	194,335	9,433
*	Signature Bank	269,233	9,391
	Hancock Holding Co.	183,279	9,347
^	Greenhill & Co., Inc.	124,880	9,210
	First Midwest Bancorp, Inc.	378,730	9,180
	Unitrin, Inc.	367,292	9,160
	Delphi Financial Group, Inc.	324,978	9,112
*,^	AmeriCredit Corp.	894,503	9,061
	Extra Space Storage Inc. REIT	586,748	9,012
	R.L.I. Corp.	143,903	8,935
	BOK Financial Corp.	184,470	8,930
*	Argo Group International Holdings	239,127	8,812
^	Cousins Properties, Inc. REIT	343,405	8,674
^	Assured Guaranty Ltd.	532,428	8,657
^	Freddie Mac	5,055,574	8,645
	Lexington Realty Trust REIT	501,986	8,644
	MFA Mortgage Investments, Inc. REIT	1,322,432	8,596
*	Stifel Financial Corp.	169,321	8,449

	Pacific Capital Bancorp	410,705	8,358
	NBT Bancorp, Inc.	276,826	8,283
*	Reinsurance Group of America, Inc. Group-B	173,445	8,225
	Max Re Capital Ltd.	353,372	8,209
	Cash America International Inc.	226,901	8,178
	National Penn Bancshares Inc.	559,839	8,174
	Ares Capital Corp.	757,121	7,897
^	Cathay General Bancorp	331,490	7,889
^	Trustmark Corp.	379,952	7,880
	The Phoenix Cos., Inc.	847,816	7,834
	Capitol Federal Financial	174,295	7,727
	Sovran Self Storage, Inc. REIT	171,831	7,679
	TrustCo Bank NY	653,037	7,647
	DiamondRock Hospitality Co. REIT	829,395	7,547
	LaSalle Hotel Properties REIT	312,840	7,295
	Inland Real Estate Corp. REIT	464,803	7,293
	Provident Financial Services Inc.	437,832	7,229
^	First Commonwealth Financial Corp.	531,869	7,164
	MB Financial, Inc.	216,406	7,157
^	Umpqua Holdings Corp.	481,331	7,080
*	Interactive Brokers Group, Inc.	316,667	7,021
	First Citizens BancShares Class A	38,381	6,870
	optionsXpress Holdings Inc.	351,866	6,833
^	East West Bancorp, Inc.	498,589	6,831
	Colonial Properties Trust REIT	365,003	6,822
	CVB Financial Corp.	485,565	6,749
^	First BanCorp Puerto Rico	597,067	6,604
	S & T Bancorp, Inc.	177,706	6,545
*,^	KBW Inc.	193,619	6,378
	Pennsylvania REIT	337,238	6,357
*	Navigators Group, Inc.	109,462	6,349
	Employers Holdings, Inc.	364,926	6,342
	National Health Investors REIT	184,063	6,291
	Community Bank System, Inc.	248,237	6,243
	MGIC Investment Corp.	884,085	6,215
	PS Business Parks, Inc. REIT	105,842	6,097
^	Park National Corp.	77,941	6,079
	Franklin Street Properties Corp. REIT	466,925	6,070
	Equity One, Inc. REIT	296,126	6,068
	PacWest Bancorp	209,967	6,003
*	Investors Bancorp, Inc.	398,648	6,000
	First Financial Bankshares, Inc.	114,820	5,957
*	Piper Jaffray Cos., Inc.	137,699	5,955
^	UCBH Holdings, Inc.	900,950	5,775
	Brookline Bancorp, Inc.	449,578	5,750
	Sterling Bancshares, Inc.	532,520	5,565
	Sunstone Hotel Investors, Inc. REIT	407,011	5,495
	Acadia Realty Trust REIT	215,807	5,456
	WesBanco, Inc.	204,385	5,441
	City Holding Co.	127,089	5,370
*	PHH Corp.	399,501	5,309
	Cedar Shopping Centers, Inc. REIT	394,314	5,213
	Infinity Property & Casualty Corp.	126,151	5,197
	U-Store-It Trust REIT	420,995	5,166
^	Ambac Financial Group, Inc.	2,189,588	5,102

*	Alexander's, Inc. REIT	12,738	5,095
	Financial Federal Corp.	221,717	5,082
*	Conseco, Inc.	1,436,444	5,056
*,^	Portfolio Recovery Associates, Inc.	103,728	5,044
^	Frontier Financial Corp.	374,528	5,030
*	Texas Capital Bancshares, Inc.	242,143	5,027
*	Enstar Group Ltd.	51,183	4,983
	Sterling Financial Corp.	342,111	4,961
	Chemical Financial Corp.	158,405	4,933
*	EZCORP, Inc.	259,040	4,870
	Medical Properties Trust Inc. REIT	418,480	4,750
	Wintrust Financial Corp.	161,601	4,743
^	The South Financial Group, Inc.	640,552	4,695
*	FCStone Group, Inc.	259,013	4,660
	Investors Real Estate Trust REIT	414,944	4,643
*	Greenlight Capital Re. Ltd.	200,040	4,599
^	Redwood Trust, Inc. REIT	210,143	4,566
	IBERIABANK Corp.	86,023	4,546
	Saul Centers, Inc. REIT	89,711	4,534
	Harleysville Group, Inc.	118,831	4,492
	Strategic Hotels and Resorts, Inc. REIT	593,687	4,482
	Provident New York Bancorp, Inc.	338,582	4,476
	Bank Mutual Corp.	386,050	4,382
*	Beneficial Mutual Bancorp, Inc.	342,745	4,336
	Parkway Properties Inc. REIT	113,986	4,316
*	Hilltop Holdings Inc.	411,158	4,243
	National Western Life Insurance Co. Class A	17,350	4,200
	LTC Properties, Inc. REIT	142,187	4,169
*,^	MF Global Ltd.	955,751	4,148
	Stewart Information Services Corp.	138,648	4,125
^	Boston Private Financial Holdings, Inc.	469,815	4,106
	Harleysville National Corp.	239,250	4,062
^	National Financial Partners Corp.	269,849	4,048
^	NorthStar Realty Finance Corp. REIT	519,775	4,028
*	World Acceptance Corp.	110,468	3,977
	OneBeacon Insurance Group Ltd.	187,692	3,970
	Ashford Hospitality Trust REIT	978,035	3,961
	Oriental Financial Group Inc.	220,665	3,941
	Meadowbrook Insurance Group, Inc.	555,523	3,922
*	PICO Holdings, Inc.	109,060	3,916
	S.Y. Bancorp, Inc.	126,501	3,873
	First Financial Corp. (IN)	81,846	3,845
	SWS Group, Inc.	190,117	3,833
	Central Pacific Financial Co.	225,229	3,786
	Getty Realty Holding Corp. REIT	170,067	3,782
	United Fire & Casualty Co.	131,360	3,756
^	Northwest Bancorp, Inc.	136,293	3,754
	FelCor Lodging Trust, Inc. REIT	523,503	3,748
	Horace Mann Educators Corp.	289,774	3,729
^	United Community Banks, Inc.	280,654	3,721
*	Guaranty Bancorp	606,583	3,700
	Dime Community Bancshares	242,505	3,691
*,^	Western Alliance Bancorp	237,276	3,668
*	Forestar Real Estate Group, Inc.	245,848	3,626
	Capstead Mortgage Corp. REIT	327,784	3,589

*	Ocwen Financial Corp.	439,680	3,539
*	Pinnacle Financial Partners, Inc.	114,877	3,538
^	Glimcher Realty Trust REIT	337,314	3,522
	American Physicians Capital, Inc.	83,106	3,518
	Suffolk Bancorp	88,831	3,501
*	Amerisafe Inc.	192,000	3,494
^	Gamco Investors Inc. Class A	58,886	3,492
	First Merchants Corp.	152,464	3,476
^	First Busey Corp.	188,389	3,453
	WSFS Financial Corp.	56,943	3,417
	Calamos Asset Management, Inc.	189,869	3,402
	Community Trust Bancorp Inc.	97,992	3,371
*	Tejon Ranch Co.	90,652	3,368
	State Auto Financial Corp.	115,750	3,365
^	RAIT Financial Trust REIT	608,621	3,341
	Columbia Banking System, Inc.	188,266	3,338
	Mainsource Financial Group, Inc.	167,900	3,291
	Sun Communities, Inc. REIT	165,636	3,281
*,^	Citizens, Inc.	397,240	3,265
	Friedman, Billings, Ramsey Group, Inc. REIT	1,626,795	3,254
^	Citizens Banking Corp.	1,052,858	3,243
	Arrow Financial Corp.	108,882	3,202
	DuPont Fabros Technology Inc.	209,746	3,199
	TriCo Bancshares	148,320	3,193
*	CNA Surety Corp.	191,192	3,193
	First Financial Bancorp	218,270	3,187
	Safety Insurance Group, Inc.	83,584	3,170
	Renasant Corp.	145,825	3,166
^	Sandy Spring Bancorp, Inc.	142,384	3,147
	First Source Corp.	133,357	3,134
	Kite Realty Group Trust REIT	284,847	3,133
	Tower Group, Inc.	132,459	3,121
	Simmons First National Corp.	85,481	3,043
^	Anthracite Capital Inc. REIT	567,131	3,040
*	FPIC Insurance Group, Inc.	59,103	3,037
	Castlepoint Holdings Ltd.	272,366	3,031
	FBL Financial Group, Inc. Class A	108,061	3,014
	Capital Southwest Corp.	20,875	2,965
*	Sun Bancorp, Inc. (NJ)	218,393	2,959
*	TradeStation Group, Inc.	312,483	2,922
	Anworth Mortgage Asset Corp. REIT	493,174	2,920
	Universal Health Realty Income REIT	74,659	2,904
*	LaBranche & Co. Inc.	642,791	2,893
*,^	Oritani Financial Corp.	171,432	2,889
	StellarOne Corp.	136,646	2,824
	First Community Bancshares, Inc.	75,045	2,816
*	First Cash Financial Services, Inc.	186,950	2,804
	Union Bankshares Corp.	116,591	2,798
	Sterling Bancorp	193,444	2,797
*	FBR Capital Markets Corp.	429,832	2,785
^	Cohen & Steers, Inc.	96,819	2,743
	American Equity Investment Life Holding Co.	365,518	2,741
	Student Loan Corp.	29,337	2,728
	Nelnet, Inc.	190,123	2,700
^	Capitol Bancorp Ltd.	138,217	2,694

	Republic Bancorp, Inc. Class A	87,301	2,647
^	Univest Corp. of Pennsylvania	71,346	2,640
	CapLease, Inc. REIT	332,392	2,636
	Flushing Financial Corp.	149,346	2,614
	First Potomac REIT	152,025	2,613
*	Crawford & Co. Class B	166,838	2,611
^	LandAmerica Financial Group, Inc.	106,901	2,592
	Independent Bank Corp. (MA)	83,055	2,589
	Washington Trust Bancorp, Inc.	96,322	2,562
	Hercules Technology Growth Capital, Inc.	262,676	2,548
	First Financial Holdings, Inc.	96,782	2,534
	Bank of the Ozarks, Inc.	92,655	2,502
	Presidential Life Corp.	157,853	2,493
	BankFinancial Corp.	168,193	2,469
*	Dollar Financial Corp.	158,372	2,437
	Mission West Properties Inc. REIT	248,691	2,422
^	TowneBank	109,513	2,409
	MVC Capital, Inc.	157,337	2,399
	Nara Bancorp, Inc.	213,678	2,393
	BancFirst Corp.	49,354	2,385
*	Seabright Insurance Holdings, Inc.	183,257	2,382
	Flagstone Reinsurance Holdings Ltd.	230,429	2,367
	Peoples Bancorp, Inc.	108,359	2,359
*	Penson Worldwide, Inc.	168,960	2,343
	Donegal Group Inc. Class A	128,387	2,328
	Amtrust Financial Services Inc.	170,868	2,322
	Westfield Financial, Inc.	217,822	2,244
	West Bancorporation	171,910	2,240
	Ramco-Gershenson Properties Trust REIT	98,981	2,219
	West Coast Bancorp	151,355	2,219
	Kearny Financial Corp.	180,627	2,211
^	Maguire Properties, Inc. REIT	367,887	2,193
^	Old Second Bancorp, Inc.	117,912	2,184
	Medallion Financial Corp.	207,388	2,171
^	Radian Group, Inc.	429,100	2,163
^	Corus Bankshares Inc.	533,963	2,163
	BGC Partners, Inc.	503,508	2,160
	Compass Diversified Trust	154,456	2,153
^	Arbor Realty Trust, Inc. REIT	212,380	2,124
	Tompkins Trustco, Inc.	41,975	2,120
^	Lakeland Bancorp, Inc.	181,014	2,116
	BlackRock Kelso Capital Corp.	183,041	2,110
	Clifton Savings Bancorp, Inc.	175,561	2,105
	Cardinal Financial Corp.	257,303	2,079
*	First Mercury Financial Corp.	145,681	2,076
	City Bank Lynnwood (WA)	132,549	2,068
	First Bancorp (NC)	119,785	2,048
*	United America Indemnity, Ltd.	143,485	2,042
	Peapack Gladstone Financial Corp.	60,823	2,038
*	MarketAxess Holdings, Inc.	250,856	2,024
^	Southside Bancshares, Inc.	80,017	2,016
^	Newcastle Investment Corp. REIT	314,328	1,996
*,^	Guaranty Financial Group, Inc.	504,542	1,993
	Urstadt Biddle Properties Class A REIT	105,140	1,971
	Associated Estates Realty Corp. REIT	149,964	1,954

	Hersha Hospitality Trust REIT	261,641	1,947
^	iStar Financial Inc. REIT	739,368	1,922
	Abington Community Bancorp Inc.	188,330	1,906
	Thomas Properties Group, Inc.	188,310	1,902
^	Home Bancshares Inc.	73,362	1,898
	OceanFirst Financial Corp.	104,549	1,894
	Southwest Bancorp, Inc.	107,131	1,893
	Kohlberg Capital Corp.	220,354	1,893
	Evercore Partners Inc.	104,000	1,870
	Prospect Energy Corp.	145,373	1,862
	Smithtown Bancorp, Inc.	82,545	1,857
	The PMI Group Inc.	625,652	1,846
^	NGP Capital Resources Co.	126,060	1,837
^	Cascade Bancorp	206,234	1,833
	Consolidated-Tomoka Land Co.	42,350	1,829
^	The First Marblehead Corp.	733,402	1,826
*	PMA Capital Corp. Class A	205,384	1,811
	Lakeland Financial Corp.	82,137	1,804
	Agree Realty Corp. REIT	62,629	1,791
*	Virginia Commerce Bancorp, Inc.	285,562	1,785
	SCBT Financial Corp.	47,289	1,778
^	Wilshire Bancorp Inc.	144,985	1,764
	Quanta Capital Holdings Ltd.	634,419	1,751
	Education Realty Trust, Inc. REIT	156,362	1,732
^	Gladstone Capital Corp.	112,989	1,722
	EMC Insurance Group, Inc.	57,969	1,709
	One Liberty Properties, Inc. REIT	96,633	1,708
*	Republic First Bancorp, Inc.	197,607	1,701
^	Capital City Bank Group, Inc.	54,259	1,701
*,^	Bank of Florida Corp.	204,570	1,686
*	First Regional Bancorp	268,575	1,679
*,^	Community Bancorp	263,871	1,678
^	Ames National Corp.	64,271	1,668
*,^	First Federal Financial Corp.	211,337	1,657
*	Thomas Weisel Partners Group, Inc.	195,179	1,645
	Monmouth Real Estate Investment Corp. REIT	210,332	1,638
	Advanta Corp. Class B	198,818	1,636
^	Hanmi Financial Corp.	322,697	1,630
	Center Financial Corp.	126,902	1,621
^	Flagstar Bancorp, Inc.	540,743	1,611
^	Provident Bankshares Corp.	164,103	1,593
^	Centerstate Banks of Florida	85,350	1,525
	TICC Capital Corp.	295,717	1,520
^	Independent Bank Corp. (MI)	244,587	1,514
	Resource Capital Corp. REIT	249,417	1,511
	Berkshire Hills Bancorp, Inc.	47,224	1,511
	First Place Financial Corp.	117,282	1,507
	American Land Lease, Inc. REIT	77,161	1,499
	NYMAGIC, Inc.	59,242	1,496
^	Greene County Bancshares	63,187	1,486
^	Great Southern Bancorp, Inc.	115,668	1,475
*,^	Ladenburg Thalmann Financial Services, Inc.	815,093	1,467
	Gramercy Capital Corp. REIT	563,568	1,460
	Patriot Capital Funding Inc.	225,236	1,435
	Amcore Financial, Inc.	154,967	1,433

	Ameris Bancorp	95,449	1,417
	Heritage Commerce Corp.	92,460	1,407
	MCG Capital Corp.	534,539	1,400
	Willow Grove Bancorp, Inc.	150,445	1,375
^	Enterprise Financial Services Corp.	60,817	1,372
*	Stratus Properties Inc.	49,372	1,359
	Banner Corp.	113,036	1,358
	First of Long Island Corp.	55,366	1,343
^	Seacoast Banking Corp. of Florida	124,245	1,333
*	Encore Capital Group, Inc.	97,261	1,332
	U.S. Global Investors, Inc. Class A	132,293	1,330
*	Rewards Network Inc.	258,370	1,297
^	Capital Trust Class A REIT	83,399	1,293
*	NewStar Financial, Inc.	159,460	1,290
^	JER Investors Trust Inc. REIT	260,738	1,278
*,^	Asset Acceptance Capital Corp.	119,355	1,258
	Bryn Mawr Bank Corp.	56,582	1,244
	Intervest Bancshares Corp.	161,352	1,231
	Bancorp Rhode Island Inc.	42,768	1,230
^	Macatawa Bank Corp.	175,544	1,227
*	First Acceptance Corp.	359,413	1,222
*	Harris & Harris Group, Inc.	189,902	1,212
	Winthrop Realty Trust Inc. REIT	304,151	1,186
	Anchor Bancorp Wisconsin Inc.	160,130	1,177
	National Bankshares, Inc.	67,117	1,174
	Essa Bancorp Inc.	84,213	1,171
	National Interstate Corp.	48,384	1,163
	Financial Institutions, Inc.	58,099	1,163
^	Heartland Financial USA, Inc.	45,755	1,147
*	Meruelo Maddux Properties Inc.	930,944	1,136
*	The Bancorp Inc.	226,648	1,133
^	Life Partners Holdings	31,384	1,129
	Irwin Financial Corp.	285,553	1,128
	German American Bancorp	96,595	1,125
*,^	Waterstone Financial, Inc.	114,978	1,123
	Baldwin & Lyons, Inc. Class B	46,639	1,118
^	Capital Corp. of the West	280,471	1,111
	Gladstone Investment Corp.	160,067	1,101
	First United Corp.	54,947	1,093
	Cogdell Spencer Inc. REIT	68,049	1,092
	Merchants Bancshares, Inc.	44,936	1,090
^	BancTrust Financial Group, Inc.	82,423	1,081
	Sanders Morris Harris Group Inc.	124,885	1,080
*	eHealth, Inc.	66,129	1,058
^	BRT Realty Trust REIT	122,856	1,055
	Gladstone Commercial Corp. REIT	69,243	1,048
	Integra Bank Corp.	130,184	1,039
	Taylor Capital Group, Inc.	86,539	1,038
^	CoBiz Inc.	86,347	1,037
	Camden National Corp.	29,612	1,035
	Kayne Anderson Energy Development Co.	61,000	1,033
	Eastern Virginia Bankshares, Inc.	80,381	1,013
	LSB Corp.	95,020	1,012
	Chimera Investment Corp.	162,518	1,009
^	State Bancorp, Inc.	66,767	995

^	Preferred Bank	88,424	991
	GFI Group Inc.	210,420	991
^	Midwest Banc Holdings, Inc.	242,158	969
	CFS Bancorp, Inc.	104,513	967
^	Shore Bancshares, Inc.	37,589	966
	United Community Financial Corp.	192,944	965
^	PremierWest Bancorp	118,936	960
*,^	Superior Bancorp	111,538	943
	Resource America, Inc.	98,256	933
	Rome Bancorp, Inc.	86,343	907
*	BankAtlantic Bancorp, Inc. Class A	110,106	903
^	Horizon Financial Corp.	98,115	891
*,^	Northfield Bancorp, Inc.	73,535	891
*,^	Credit Acceptance Corp.	52,291	889
*,^	Avatar Holding, Inc.	26,732	882
	Westwood Holdings Group, Inc.	18,414	873
*,^	Maui Land & Pineapple Co., Inc.	31,383	863
	Mercantile Bank Corp.	106,988	854
*,^	Ampal-American Israel Corp.	275,923	853
	Cadence Financial Corp.	91,911	852
^	Farmers Capital Bank Corp.	31,199	843
	TF Financial Corp.	36,316	835
	ViewPoint Financial Group	47,618	833
^	First South Bancorp, Inc.	46,602	805
^	ASTA Funding, Inc.	113,904	798
	Camco Financial Corp.	78,676	764
	Kansas City Life Insurance Co.	16,244	747
*,^	Syncora Holdings, Ltd.	565,758	741
	Pacific Mercantile Bancorp	114,178	733
*,^	CompuCredit Corp.	186,870	733
	Advanta Corp. Class A	148,321	731
^	Yadkin Valley Bank and Trust Co.	42,196	716
^	United Security Bancshares, Inc.	42,556	702
	PennantPark Investment Corp.	94,303	699
^	First Financial Northwest, Inc.	66,450	686
	Capital Bank Corp.	71,479	679
	Advance America, Cash Advance Centers, Inc.	226,164	676
	Indiana Community Bancorp	44,914	669
*	Pennsylvania Commerce Bancorp, Inc.	22,426	669
	American National Bankshares Inc.	37,040	655
^	Alesco Financial, Inc. REIT	725,794	653
	ESB Financial Corp.	69,236	649
	Firstbank Corp.	63,287	646
*	Marlin Business Services Inc.	75,930	644
	Federal Agricultural Mortgage Corp. Class C	156,256	641
	NewBridge Bancorp.	134,272	640
*	Reis, Inc.	107,478	639
	K-Fed Bancorp	69,721	639
*	Darwin Professional Underwriters, Inc.	20,500	638
	Hawthorn Bancshares Inc.	26,069	635
	Urstadt Biddle Properties REIT	37,652	635
*	Ameriserv Financial Inc.	267,532	631
^	Security Bank Corp.	150,735	626
	PMC Commercial Trust REIT	85,625	625
	Provident Financial Holdings, Inc.	70,834	623

	Eastern Insurance Holdings, Inc.	45,500	611
	Center Bancorp, Inc.	59,802	606
	HMN Financial, Inc.	48,817	604
	Codorus Valley Bancorp, Inc.	47,147	600
^	Citizens & Northern Corp.	27,762	598
*	American Safety Insurance Holdings, Ltd.	38,948	589
	Ameriana Bancorp	68,107	587
	Alliance Bancorp, Inc. of Pennsylvania	68,209	580
^	TIB Financial Corp.	98,837	556
	Citizens South Banking Corp.	78,500	552
	First M&F Corp.	48,052	549
	Parkvale Financial Corp.	34,073	537
	Comm Bancorp, Inc.	12,723	534
	Heritage Financial Corp.	41,779	521
	FNB Corp. (NC)	70,905	518
	LNB Bancorp, Inc.	74,555	508
	Penns Woods Bancorp, Inc.	17,390	504
	Middleburg Financial Corp.	28,801	504
	UMH Properties, Inc. REIT	71,751	499
	Grubb & Ellis Co.	183,867	496
^	Sierra Bancorp	23,539	491
	Independence Holding Co.	42,503	491
*	HouseValues, Inc.	180,197	478
	MBT Financial Corp.	102,605	476
*,^	Consumer Portfolio Services, Inc.	200,272	461
	Jefferson Bancshares, Inc.	48,534	454
	Investors Title Co.	10,524	445
	Meta Financial Group, Inc.	24,707	420
*	Cowen Group, Inc.	49,091	420
*	Penn Treaty American Corp.	253,186	400
*	Tree.com, Inc.	81,149	391
	CBRE Realty Finance Inc. REIT	285,329	385
	Pulaski Financial Corp.	46,306	384
	First Defiance Financial Corp.	34,848	384
	Pamrapo Bancorp, Inc.	36,708	374
^	PFF Bancorp, Inc.	292,292	365
*,^	RAM Holdings Ltd.	216,132	363
	First Pactrust Bancorp	29,258	363
^	United Security Bancshares (CA)	22,174	363
	First State Bancorporation	67,158	359
^	W Holding Co., Inc.	760,172	357
	Royal Bancshares of Pennsylvania, Inc.	64,132	357
	ECB Bancorp, Inc.	14,714	353
	Rainier Pacific Financial Group Inc.	80,209	353
	Horizon Bancorp Indiana	15,935	351
	First Bancorp, Inc.	17,540	344
	MutualFirst Financial Inc.	35,157	343
*	Thornburg Mortgage, Inc.	193,655	339
	Cheviot Financial Corp.	44,479	336
	Wainwright Bank & Trust Co.	39,484	336
	HopFed Bancorp, Inc.	29,361	330
	Southern Community Financial Corp.	69,233	329
^	Washington Mutual, Inc.	3,930,029	321
^	Temecula Valley Bancorp, Inc.	58,906	321
*	First Keystone Financial, Inc.	35,644	321

	Commercial National Financial Corp.	21,300	318
	Century Bancorp, Inc. Class A	20,873	312
	VIST Financial Corp.	26,028	312
*	Broadpoint Securities Group	105,832	307
*,^	Primus Guaranty, Ltd.	114,394	300
	North Valley Bancorp	48,341	288
	First Federal Bancshares of Arkansas, Inc.	29,037	287
	Bank of Granite Corp.	120,301	280
	Beverly Hills Bancorp Inc.	223,265	272
	AmericanWest Bancorporation	203,047	268
	WSB Holdings, Inc.	54,300	262
	Origen Financial, Inc. REIT	205,332	253
	First Security Group Inc.	34,271	251
	Atlantic Coast Federal Corp.	32,338	250
	Vestin Realty Mortgage II, Inc.	63,593	247
	Cascade Financial Corp.	32,916	247
*,^	Merriman Curhan Ford Group, Inc.	241,425	241
*	International Assets Holding Corp.	9,783	236
*	American Independence Corp.	35,213	235
	Hingham Institution for Savings	7,900	213
	Care Investment Trust Inc.	16,900	194
^	Habersham Bancorp	34,919	193
	Wayne Savings Bancshares, Inc.	21,551	189
	Unity Bancorp, Inc.	45,911	184
	Abigail Adams National Bancorp., Inc.	26,967	182
*	AmCOMP, Inc.	15,690	182
	Pacific Continental Corp.	12,292	180
	Norwood Financial Corp.	6,091	177
	Colony Bankcorp, Inc.	16,852	175
	Team Financial, Inc.	77,250	170
*	Diamond Hill Investment Group	1,884	169
*,^	First Mariner Bancorp, Inc.	108,962	169
*,^	FX Real Estate and Entertainment Inc.	157,392	164
^	BankUnited Financial Corp.	202,552	154
	Federal Agricultural Mortgage Corp. Class A	38,986	136
*	Transcontinental Realty Investors, Inc. REIT	10,500	113
^	Crescent Banking Co.	18,035	107
	Northern States Financial Corp.	11,261	105
*	BCSB Bancorp, Inc.	9,610	97
	Roma Financial Corp.	6,500	96
	First Fed Bankshares Inc	20,250	92
	Bank of Marin Bancorp	2,400	76
	American Physicians Service Group, Inc.	2,850	60
*	BFC Financial Corp.	108,307	60
	PAB Bankshares, Inc.	7,294	50
^	Vineyard National Bancorp Co.	37,069	46
*,^	Impac Mortgage Holdings, Inc. REIT	163,836	39
	American Mortgage Acceptance Co. REIT	61,003	37
*	Valley National Bankcorp Warrants Exp. 6/30/15	6,511	35
*	AMV Liquidating Trust	289,511	32
	Downey Financial Corp.	10,946	31
*,^	Franklin Bank Corp.	44,692	22
	Citizens First Bancorp, Inc.	3,854	21
	California National Bancorp	1,132	11
	UnionBanCal Corp.	92	7

	Brooke Corp.	22,806	4
			16,569,193
Health Care (13.1%)
	Johnson & Johnson	21,872,396	1,515,320
	Pfizer Inc.	52,507,011	968,229
	Abbott Laboratories	11,977,750	689,679
	Merck & Co., Inc.	16,659,604	525,777
*	Amgen, Inc.	8,449,580	500,807
	Medtronic, Inc.	8,715,915	436,667
	Wyeth	10,348,227	382,264
	Eli Lilly & Co.	7,941,801	349,678
*	Gilead Sciences, Inc.	7,159,402	326,326
*	Genentech, Inc.	3,670,288	325,481
	Bristol-Myers Squibb Co.	15,363,885	320,337
	Baxter International, Inc.	4,869,245	319,569
	UnitedHealth Group Inc.	9,536,311	242,127
	Schering-Plough Corp.	12,584,015	232,427
*	Celgene Corp.	3,382,846	214,066
	Covidien Ltd.	3,846,546	206,790
*	WellPoint Inc.	4,083,774	190,998
*	Thermo Fisher Scientific, Inc.	3,245,787	178,518
*	Medco Health Solutions, Inc.	3,932,355	176,956
*	Genzyme Corp.	2,074,704	167,823
	Becton, Dickinson & Co.	1,894,269	152,034
	Stryker Corp.	2,237,202	139,378
	Cardinal Health, Inc.	2,769,731	136,492
	Aetna Inc.	3,763,166	135,888
*	Boston Scientific Corp.	10,451,534	128,240
*	Express Scripts Inc.	1,656,922	122,314
	Allergan, Inc.	2,367,240	121,913
*	Zimmer Holdings, Inc.	1,796,713	115,996
	McKesson Corp.	2,152,084	115,804
*	St. Jude Medical, Inc.	2,630,021	114,380
*	Biogen Idec Inc.	2,253,182	113,313
	CIGNA Corp.	2,179,966	74,075
	C.R. Bard, Inc.	770,897	73,135
*	Intuitive Surgical, Inc.	300,397	72,390
*	Forest Laboratories, Inc.	2,365,823	66,905
	Quest Diagnostics, Inc.	1,286,138	66,455
*	Laboratory Corp. of America Holdings	864,898	60,110
*	Varian Medical Systems, Inc.	976,430	55,783
*	Humana Inc.	1,313,850	54,131
*	Barr Pharmaceuticals Inc.	797,870	52,101
*	Hospira, Inc.	1,235,415	47,193
	AmerisourceBergen Corp.	1,250,695	47,089
*	DaVita, Inc.	813,820	46,396
*	Waters Corp.	777,726	45,248
	Applied Biosystems Inc.	1,311,110	44,906
*	Covance, Inc.	488,696	43,206
	DENTSPLY International Inc.	1,099,434	41,273
*	Cephalon, Inc.	526,346	40,787
*	Hologic, Inc.	1,988,282	38,433
*	Vertex Pharmaceuticals, Inc.	1,155,057	38,394
*	Coventry Health Care Inc.	1,178,069	38,346

*	Illumina, Inc.	942,840	38,213
*	Henry Schein, Inc.	701,006	37,742
	Beckman Coulter, Inc.	488,898	34,707
	Pharmaceutical Product Development, Inc.	837,321	34,623
*	Millipore Corp.	428,461	29,478
*	ImClone Systems, Inc.	471,523	29,442
*	Charles River Laboratories, Inc.	530,138	29,439
*	Invitrogen Corp.	727,802	27,511
	Omnicare, Inc.	946,572	27,233
*,^	Mylan Inc.	2,366,468	27,025
	IMS Health, Inc.	1,408,809	26,641
*	ResMed Inc.	599,712	25,788
*	IDEXX Laboratories Corp.	468,512	25,674
*	Edwards Lifesciences Corp.	426,650	24,643
*	Patterson Cos.	809,584	24,619
*	Cerner Corp.	532,259	23,760
	Perrigo Co.	617,530	23,750
	PerkinElmer, Inc.	920,480	22,984
*	Myriad Genetics, Inc.	346,903	22,507
*	Alexion Pharmaceuticals, Inc.	567,994	22,322
*	Gen-Probe Inc.	419,963	22,279
*	Watson Pharmaceuticals, Inc.	770,511	21,960
*	Community Health Systems, Inc.	747,869	21,920
*	OSI Pharmaceuticals, Inc.	444,523	21,911
*,^	Amylin Pharmaceuticals, Inc.	1,064,896	21,532
	Universal Health Services Class B	370,835	20,778
*	Techne Corp.	285,578	20,596
*	BioMarin Pharmaceutical Inc.	766,233	20,298
*	Pediatrix Medical Group, Inc.	367,051	19,791
*	Health Net Inc.	833,545	19,672
	Teleflex Inc.	307,934	19,551
*	VCA Antech, Inc.	655,301	19,312
*	Tenet Healthcare Corp.	3,431,978	19,047
*	Endo Pharmaceuticals Holdings, Inc.	935,586	18,712
*	United Therapeutics Corp.	175,208	18,427
*	King Pharmaceuticals, Inc.	1,917,500	18,370
*	Immucor Inc.	543,857	17,382
	STERIS Corp.	460,894	17,320
*	Inverness Medical Innovations, Inc.	573,040	17,191
*	Lincare Holdings, Inc.	570,010	17,152
*	Psychiatric Solutions, Inc.	432,299	16,406
*	Onyx Pharmaceuticals, Inc.	433,008	15,666
	Owens & Minor, Inc. Holding Co.	319,713	15,506
*	Sepracor Inc.	836,967	15,325
*	Bio-Rad Laboratories, Inc. Class A	144,773	14,350
*,^	Valeant Pharmaceuticals International	694,548	14,217
	Hill-Rom Holdings, Inc.	462,410	14,016
*	Masimo Corp.	369,408	13,742
*	Nuvasive, Inc.	276,464	13,638
*	Magellan Health Services, Inc.	314,575	12,916
*	LifePoint Hospitals, Inc.	400,237	12,864
*	Alpharma, Inc. Class A	344,637	12,714
*	PAREXEL International Corp.	440,176	12,615
*	HealthSouth Corp.	684,122	12,608
*,^	Isis Pharmaceuticals, Inc.	742,069	12,534
*	Haemonetics Corp.	200,321	12,364
	West Pharmaceutical Services, Inc.	251,341	12,270
	Cooper Cos., Inc.	350,138	12,171
*	Kinetic Concepts, Inc.	423,780	12,116
*	Warner Chilcott Ltd.	781,512	11,816
*	WellCare Health Plans Inc.	325,002	11,700
*	Thoratec Corp.	424,580	11,145
*	Sequenom, Inc.	413,564	11,009
*	AMERIGROUP Corp.	417,071	10,531
*	Regeneron Pharmaceuticals, Inc.	479,575	10,469
*	American Medical Systems Holdings, Inc.	566,757	10,066
*,^	Amedisys Inc.	206,603	10,055
*	Varian, Inc.	230,324	9,881
*	Auxilium Pharmaceuticals, Inc.	304,617	9,870
*	Alkermes, Inc.	741,797	9,866
*	Cubist Pharmaceuticals, Inc.	439,202	9,763
*	Celera Corp.	624,445	9,648
*	PSS World Medical, Inc.	483,529	9,429
*	The Medicines Co.	405,389	9,413
	Meridian Bioscience Inc.	314,878	9,144
*	Dionex Corp.	143,121	9,095
*	Wright Medical Group, Inc.	290,101	8,831
	Sciele Pharma, Inc.	285,441	8,789
	PDL BioPharma Inc.	930,830	8,666
*	Xenoport Inc.	176,569	8,562
*,^	Advanced Medical Optics, Inc.	473,186	8,413
*	Healthspring, Inc.	392,230	8,300
^	Martek Biosciences Corp.	255,499	8,028
*	Eclipsys Corp.	380,219	7,966
*	Rigel Pharmaceuticals, Inc.	328,143	7,662
	Chemed Corp.	185,889	7,633
*	Luminex Corp.	302,097	7,555
*	CONMED Corp.	232,154	7,429
*,^	Alnylam Pharmaceuticals Inc.	256,304	7,420
*	ViroPharma Inc.	547,391	7,182
*	Apria Healthcare Group Inc.	393,722	7,181
*	HealthExtras, Inc.	268,583	7,015
*,^	Integra LifeSciences Holdings	159,302	7,014
*	K-V Pharmaceutical Co. Class A	306,131	6,952
*	Centene Corp.	338,329	6,939
*	Kindred Healthcare, Inc.	242,708	6,691
	Medicis Pharmaceutical Corp.	439,166	6,548
*	Acorda Therapeutics Inc.	274,440	6,545
^	Mentor Corp.	269,036	6,419
*,^	Savient Pharmaceuticals Inc.	423,459	6,314
*	Allscripts Healthcare Solutions, Inc.	506,780	6,304
	Invacare Corp.	260,442	6,287
*	Seattle Genetics, Inc.	583,557	6,244
*	Health Management Associates Class A	1,486,104	6,182
*	Bruker BioSciences Corp.	463,474	6,178
*	Exelixis, Inc.	1,012,064	6,153
*	Cepheid, Inc.	441,966	6,112
*	CV Therapeutics, Inc.	558,672	6,034
*	Medarex, Inc.	922,183	5,967
*	PharMerica Corp.	260,075	5,849
*,^	ArthroCare Corp.	210,061	5,823
*	AmSurg Corp.	226,877	5,779
*,^	AMAG Pharmaceuticals, Inc.	147,077	5,696
^	Brookdale Senior Living Inc.	256,351	5,637
*	Kendle International Inc.	124,998	5,589
*	Phase Forward Inc.	264,105	5,522
	Vital Signs, Inc.	74,592	5,512
*	Incyte Corp.	702,224	5,372
*	Human Genome Sciences, Inc.	838,126	5,322
*,^	Emeritus Corp.	212,643	5,295
*	AthenaHealth Inc.	158,283	5,266
	Analogic Corp.	102,772	5,114
*,^	InterMune Inc.	296,766	5,078
	Landauer, Inc.	69,160	5,031
*,^	Theravance, Inc.	400,377	4,989
*,^	ev3 Inc.	492,624	4,946
*	Sun Healthcare Group Inc.	333,839	4,894
*	Sunrise Senior Living, Inc.	351,279	4,844
*,^	Dendreon Corp.	844,550	4,822
*	SonoSite, Inc.	152,572	4,791
*	Gentiva Health Services, Inc.	175,807	4,736
*	Merit Medical Systems, Inc.	247,537	4,646
*,^	Align Technology, Inc.	423,045	4,582
*,^	Halozyme Therapeutics Inc.	624,089	4,581
*	Volcano Corp.	264,393	4,571
*	AMN Healthcare Services, Inc.	259,857	4,566
*	Zoll Medical Corp.	136,751	4,474
*	eResearch Technology, Inc.	374,467	4,460
*	Healthways, Inc.	272,116	4,389
*	Albany Molecular Research, Inc.	241,292	4,365
*	Cyberonics, Inc.	255,677	4,347
	Datascope Corp.	83,666	4,320
*	inVentiv Health, Inc.	244,435	4,317
*,^	Medivation Inc.	162,462	4,299
*	Cross Country Healthcare, Inc.	253,869	4,136
*	Symmetry Medical Inc.	219,935	4,082
*	Universal American Corp.	333,214	4,062

*	Allos Therapeutics Inc.	545,096	4,039
*	Quidel Corp.	242,720	3,983
*	Res-Care, Inc.	214,319	3,888
*,^	Arena Pharmaceuticals, Inc.	775,090	3,875
*	Progenics Pharmaceuticals, Inc.	289,281	3,850
*	Greatbatch, Inc.	150,385	3,690
*	Conceptus, Inc.	221,196	3,667
*,^	ABIOMED, Inc.	203,379	3,610
*,^	SurModics, Inc.	114,389	3,602
*	HMS Holdings Corp.	147,466	3,533
*	Par Pharmaceutical Cos. Inc.	280,676	3,450
*	Natus Medical Inc.	151,851	3,441
*	Momenta Pharmaceuticals, Inc.	258,173	3,385
*	MedAssets, Inc.	193,405	3,327
*	Abraxis BioScience	47,571	3,280
	Computer Programs and Systems, Inc.	112,657	3,261
*	Cougar Biotechnology Inc.	96,848	3,234
*	Affymetrix, Inc.	415,458	3,216
*	AndioDynamics, Inc.	201,413	3,182
*	XOMA Ltd.	1,507,184	3,165
*	IRIS International, Inc.	174,050	3,115
*	Skilled Healthcare Group Inc.	195,635	3,109
*	Bio-Reference Laboratories, Inc.	106,213	3,070
*	Questcor Pharmaceuticals, Inc.	417,023	3,065
*	Assisted Living Concepts Inc.	474,477	3,022
*	Durect Corp.	536,984	3,007
*	NPS Pharmaceuticals Inc.	420,686	3,004
*	Molina Healthcare Inc.	96,383	2,988
*,^	Enzon Pharmaceuticals, Inc.	397,085	2,930
*	Abaxis, Inc.	147,793	2,912
*	Omnicell, Inc.	221,381	2,911
*	Nabi Biopharmaceuticals	622,215	2,900
*	Salix Pharmaceuticals, Ltd.	444,120	2,847
*,^	Sangamo BioSciences, Inc.	365,365	2,813
*	RehabCare Group, Inc.	154,153	2,790
*,^	MannKind Corp.	719,380	2,777
*	ICU Medical, Inc.	91,235	2,774
*	Hanger Orthopedic Group, Inc.	158,986	2,774
*	CorVel Corp.	96,544	2,762
*,^	Accuray Inc.	340,715	2,750
*	Air Methods Corp.	96,340	2,727
*	Somanetics Corp.	124,690	2,727
*	Pain Therapeutics, Inc.	278,418	2,720
*	CryoLife Inc.	207,028	2,716
*	Vivus, Inc.	335,688	2,665
*	RTI Biologics, Inc.	284,315	2,658
*	Neogen Corp.	91,891	2,589
*	MWI Veterinary Supply Inc.	65,900	2,589
*	Insulet Corp.	184,491	2,568
*,^	Geron Corp.	644,651	2,546
*	Cypress Bioscience, Inc.	346,432	2,546

*	Odyssey Healthcare, Inc.	249,856	2,536
*,^	Pozen Inc.	240,882	2,532
*	Indevus Pharmaceuticals, Inc.	755,263	2,530
*	Sirona Dental Systems Inc.	108,096	2,516
*	US Physical Therapy, Inc.	140,072	2,432
*	MedCath Corp.	135,569	2,429
*	Matrixx Initiatives, Inc.	132,720	2,388
*	LHC Group Inc.	83,226	2,370
*	Pharmasset, Inc.	118,344	2,361
*	Neurocrine Biosciences, Inc.	493,831	2,316
*	Alliance Imaging, Inc.	222,355	2,284
*,^	Stereotaxis Inc.	377,227	2,282
*	Novavax, Inc.	785,103	2,277
*	I-Flow Corp.	243,886	2,271
*	Nektar Therapeutics	630,579	2,264
*,^	Idenix Pharmaceuticals Inc.	301,030	2,176
*	Noven Pharmaceuticals, Inc.	179,900	2,101
*	Kensey Nash Corp.	65,482	2,060
*	Nighthawk Radiology Holdings, Inc.	284,050	2,051
	National Healthcare Corp.	42,809	2,017
*	Enzo Biochem, Inc.	182,575	2,007
*	Accelrys Inc.	364,048	1,999
*	Orthofix International N.V.	105,744	1,970
*,^	Zymogenetics, Inc.	294,473	1,961
*	Dexcom Inc.	315,703	1,954
*,^	Discovery Laboratories, Inc.	1,044,742	1,954
*	Repligen Corp.	411,926	1,940
*,^	Poniard Pharmaceuticals, Inc.	454,320	1,940
*	Exactech, Inc.	86,821	1,931
*	Palomar Medical Technologies, Inc.	143,055	1,926
*	Lexicon Pharmaceuticals Inc.	1,047,942	1,865
*	Cytokinetics, Inc.	388,895	1,843
*,^	BMP Sunstone Corp.	263,040	1,826
*,^	GTx, Inc.	94,941	1,806
*	OraSure Technologies, Inc.	366,525	1,803
*	Array BioPharma Inc.	229,293	1,761
*	Life Sciences Research, Inc.	50,155	1,755
*	Rochester Medical Corp.	132,214	1,753
*	Omrix Biopharmaceuticals, Inc.	97,625	1,751
*	Tercica, Inc.	194,120	1,735
*	Synovis Life Technologies, Inc.	91,575	1,723
*,^	Akorn, Inc.	330,427	1,695
*	Adolor Corp.	487,466	1,682
*,^	Synta Pharmaceuticals Corp.	219,979	1,676
*	America Service Group Inc.	174,572	1,662
*,^	Hi-Tech Pharmacal Co., Inc.	168,968	1,659
*	Orthovita, Inc.	637,714	1,658
*	ATS Medical, Inc.	555,775	1,606
*,^	NxStage Medical, Inc.	380,376	1,605
*,^	Aspect Medical Systems, Inc.	308,378	1,604
*	ARIAD Pharmaceuticals, Inc.	648,760	1,602
*	Capital Senior Living Corp.	210,791	1,602
*	Inspire Pharmaceuticals, Inc.	446,506	1,594

*	Theragenics Corp.	507,866	1,585
*,^	Affymax Inc.	78,003	1,548
*	Genomic Health, Inc.	67,769	1,535
*	Ligand Pharmaceuticals Inc. Class B	512,834	1,513
*	ImmunoGen, Inc.	304,353	1,494
*	Cerus Corp.	353,432	1,460
*	Vital Images, Inc.	94,581	1,419
*	Cambrex Corp.	230,023	1,415
*	Dyax Corp.	319,872	1,407
*,^	Osiris Therapeutics, Inc.	72,287	1,394
*	American Dental Partners, Inc.	116,748	1,366
*	Five Star Quality Care, Inc.	363,350	1,363
	Psychemedics Corp.	92,327	1,357
*	Genoptix, Inc.	39,400	1,287
*	Obagi Medical Products, Inc.	128,478	1,282
*	BioScrip Inc.	428,774	1,278
*	STAAR Surgical Co.	276,576	1,242
*,^	Triple-S Management Corp.	74,942	1,221
*	Medical Action Industries Inc.	92,462	1,214
*	Spectranetics Corp.	261,471	1,211
*,^	Idera Pharmaceuticals, Inc.	85,544	1,204
*	Chindex International, Inc.	110,200	1,197
*	Alexza Pharmaceuticals, Inc.	241,276	1,192
*	VNUS Medical Technologies, Inc.	56,640	1,185
*	Cantel Medical Corp.	122,148	1,175
*,^	AVANT Immunotherapeutics, Inc.	100,634	1,170
*	Endologix, Inc.	553,883	1,124
*,^	Monogram Biosciences, Inc.	1,468,196	1,116
*	Allion Healthcare Inc.	186,878	1,112
	Young Innovations, Inc.	54,669	1,103
*	Caraco Pharmaceutical Laboratories, Ltd.	86,628	1,084
*	Emergency Medical Services LP Class A	35,560	1,063
*	Pharmanet Development Group, Inc.	146,894	1,061
*,^	Columbia Laboratories Inc.	401,673	1,052
*	Orexigen Therapeutics Inc.	97,014	1,047
*	Santarus Inc.	506,995	1,029
*	Immunomedics Inc.	560,439	998
*	Cutera, Inc.	92,440	981
*	Vascular Solutions, Inc.	128,522	963
*	Providence Service Corp.	97,298	954
*	TomoTherapy, Inc.	206,572	946
*	Senomyx, Inc.	198,113	897
*	Cynosure Inc.	49,500	888
*	CPEX Pharmaceuticals, Inc.	47,290	887
*	StemCells, Inc.	856,184	882
*	HealthTronics Surgical Services, Inc.	294,229	859
*	PDI, Inc.	107,404	853
*	Harvard Bioscience, Inc.	182,870	850
*	DepoMed, Inc.	231,330	844
*,^	Minrad International, Inc.	751,116	826
*	Amicas, Inc.	343,233	824
*	Anika Resh Inc.	110,450	799
*	Osteotech, Inc.	184,160	785

*	Candela Corp.	319,489	783
*,^	RadNet, Inc.	193,022	774
*	Avigen, Inc.	192,822	771
*	SciClone Pharmaceuticals, Inc.	658,199	744
*,^	AVI BioPharma, Inc.	605,084	732
*,^	EPIX Pharmaceuticals Inc.	707,930	729
*	ArQule, Inc.	224,047	721
*	Cardiac Science Corp.	69,331	718
*	SuperGen, Inc.	503,546	715
*	Icad Inc.	222,674	710
*,^	MiddleBrook Pharmaceuticals Inc.	473,043	710
*,^	BioCryst Pharmaceuticals, Inc.	225,631	708
*	Maxygen Inc.	166,569	705
*,^	Metabolix Inc.	62,644	682
*	Clinical Data, Inc.	39,408	634
*	National Dentex Corp.	102,976	628
*	Micrus Endovascular Corp.	44,826	625
*	Emageon Inc.	280,649	609
*	BioLase Technology, Inc.	319,742	604
*	Allied Healthcare International Inc.	313,979	597
*	Vical, Inc.	264,045	578
*,^	Peregrine Pharmaceuticals, Inc.	1,747,004	578
	Utah Medical Products, Inc.	20,958	577
^	Trimeris, Inc.	142,935	560
*	Combinatorx, Inc.	172,845	558
*,^	CombiMatrix Corp.	36,330	541
*	Strategic Diagnostics Inc.	328,955	533
*,^	BioSante Pharmaceuticals, Inc.	108,792	532
*,^	Micromet, Inc.	119,786	531
*,^	GenVec, Inc.	435,711	527
*	ThermoGenesis Corp.	418,270	523
*,^	Introgen Therapeutics, Inc.	767,691	522
*	BioSphere Medical Inc.	149,120	522
*,^	Hansen Medical Inc.	38,184	513
*	Infinity Pharmaceuticals, Inc.	63,823	495
*	Altus Pharmaceuticals, Inc.	445,489	494
*	Continucare Corp.	184,921	494
*	Orchid Cellmark, Inc.	164,663	486
*	Penwest Pharmaceuticals Co.	230,707	475
*	Cadence Pharmaceuticals, Inc.	51,654	459
*,^	Hythiam Inc.	348,637	450
^	LCA-Vision Inc.	95,651	444
*	Acadia Pharmaceuticals Inc.	163,777	439
*	Curis, Inc.	374,734	435
	Atrion Corp.	4,218	435
*	Caliper Life Sciences, Inc.	152,126	426
*	AspenBio Pharma, Inc.	68,154	425
*,^	Biodel Inc.	125,832	422
*	NMT Medical, Inc.	133,618	417
*	Sonic Innovations, Inc.	161,037	409
*	Medical Staffing Network Holdings, Inc.	246,870	407
*,^	Javelin Pharmaceuticals, Inc.	146,934	382
*	Hooper Holmes, Inc.	292,344	380

*,^	Rural/Metro Corp.	149,481	380
*	La Jolla Pharmaceutical Co.	335,454	376
*,^	Arrowhead Research Corp.	358,422	373
*,^	Opko Health, Inc.	204,106	357
*	Anadys Pharmaceuticals Inc.	132,765	352
*,^	Generex Biotechnology Corp.	750,520	345
*	Animal Health International, Inc.	40,906	337
*	Optimer Pharmaceuticals Inc.	40,673	323
*	CuraGen Corp.	372,618	298
	Daxor Corp.	15,600	253
*	Clarient, Inc.	142,100	249
*	Corcept Therapeutics Inc.	189,853	245
*,^	Telik, Inc.	361,828	239
*	Mediware Information Systems, Inc.	43,156	238
*	Spectrum Pharmaceuticals Inc.	163,470	230
*	Biomimetic Therapeutics, Inc.	20,636	228
*	Avanir Pharmaceuticals Class A	378,068	219
^	Cytrx Corp.	420,920	215
*,^	Vanda Parmaceuticals, Inc.	213,661	209
*	Ista Pharmaceuticals Inc.	131,112	208
*	Pharmacopeia Drug Discovery Inc.	139,499	208
*	Emisphere Technologies, Inc.	103,751	205
*	Northstar Neuroscience, Inc.	129,821	201
*,^	deCODE genetics, Inc.	505,497	197
*,^	Insmed Inc.	393,333	197
*,^	Cell Genesys, Inc.	322,742	190
*	PhotoMedex, Inc.	435,051	183
*,^	Antigenics, Inc.	115,635	183
*	Orthologic Corp.	195,946	172
*	RXi Pharmaceuticals Corp.	20,997	171
*	Heska Corp.	244,014	159
*,^	Hollis-Eden Pharmaceuticals, Inc.	128,424	155
*	Alphatec Holdings, Inc.	33,505	154
*	SRI/Surgical Express, Inc.	45,760	149
*	EntreMed, Inc.	395,759	146
*	Dynavax Technologies Corp.	98,455	143
*	The Quigley Corp.	27,574	141
*,^	Aastrom Biosciences, Inc.	546,506	137
*,^	Nanogen, Inc.	490,758	133
*	DUSA Pharmaceuticals, Inc.	101,263	116
*	Hemispherx Biopharma, Inc.	315,885	114
*	Nuvelo, Inc.	249,103	110
*	Insite Vision, Inc.	232,018	109
*	MDRNA Inc.	259,940	101
*	Molecular Insight Pharmaceuticals, Inc.	12,300	94
*	Retractable Technologies, Inc.	63,009	88
*	NitroMed, Inc.	186,482	86
*,^	Lannett Co., Inc.	34,400	79
*	Genelabs Technologies, Inc.	176,821	76
*	Titan Pharmaceuticals, Inc.	333,972	72
*	Targacept, Inc.	11,950	69
*	SCOLR Pharma Inc.	82,225	66
*	GTC Biotherapeutics, Inc.	185,768	65

*	Threshold Pharmaceuticals, Inc.	46,870	61
*	Pharmacyclics, Inc.	27,890	56
*	Digirad Corp.	35,183	41
*	Critical Therapeutics, Inc.	200,490	38
*	NexMed, Inc.	316,001	38
*	Acusphere, Inc.	103,950	36
*,^	Northfield Laboratories, Inc.	127,324	36
*	Memory Pharmaceuticals Corp.	172,672	35
*	Celsion Corp.	11,000	34
*	Neose Technologies, Inc.	105,260	34
*	IVAX Diagnostics, Inc.	61,215	32
*	Zila Inc.	24,151	30
*,^	Fonar Corp.	22,896	27
*	Genaera Corp.	53,469	27
*,^	Hana Biosciences, Inc.	41,300	25
*	NeoPharm, Inc.	90,198	20
*	Panacos Pharmaceuticals Inc.	56,876	17
*	North American Scientific, Inc.	54,337	17
*	Neurometrix Inc.	15,221	14
*	K-V Pharmaceutical Co. Class B	500	11
*,^	AtheroGenics, Inc.	31,247	11
*	TorreyPines Therapeutics Inc.	20,930	10
*	Lipid Sciences, Inc.	70,789	10
*	Inhibitex Inc.	24,180	9
*	Neurobiological Technolgoies, Inc.	14,300	9
*	Access Plans USA, Inc.	18,941	6
*	OncoGenex Pharmaceutical Inc.	1,644	6
*	Oscient Pharmaceuticals Corp.	4,268	5
*	Pharmos Corp.	12,460	2
*	Neurogen Corp.	2,800	1
*	Palatin Technologies, Inc.	6	—
			12,880,146
Industrials (11.5%)
	General Electric Co.	77,360,971	1,972,705
	United Technologies Corp.	7,175,572	430,965
	3M Co.	5,192,860	354,724
	United Parcel Service, Inc.	5,323,017	334,765
	The Boeing Co.	5,540,796	317,765
	Lockheed Martin Corp.	2,671,695	293,005
	Caterpillar, Inc.	4,774,205	284,543
	Union Pacific Corp.	3,844,919	273,604
	Burlington Northern Santa Fe Corp.	2,677,095	247,444
	Emerson Electric Co.	6,059,734	247,177
	Honeywell International Inc.	5,467,340	227,168
	General Dynamics Corp.	2,628,897	193,539
	Norfolk Southern Corp.	2,916,324	193,090
	FedEx Corp.	2,286,187	180,700
	Raytheon Co.	3,263,102	174,609
	CSX Corp.	3,141,008	171,405
	Deere & Co.	3,344,741	165,565
	Northrop Grumman Corp.	2,522,126	152,689
	Illinois Tool Works, Inc.	3,246,065	144,288
	Danaher Corp.	1,977,180	137,216

	Tyco International, Ltd.	3,846,559	134,706
	Waste Management, Inc.	3,808,343	119,925
	PACCAR, Inc.	2,692,360	102,821
	L-3 Communications Holdings, Inc.	952,333	93,633
	Precision Castparts Corp.	1,081,204	85,177
	Southwest Airlines Co.	5,679,639	82,412
	Ingersoll-Rand Co.	2,469,519	76,975
	Fluor Corp.	1,377,114	76,705
	ITT Industries, Inc.	1,339,878	74,511
	Parker Hannifin Corp.	1,302,443	69,029
	Eaton Corp.	1,213,805	68,192
	C.H. Robinson Worldwide Inc.	1,323,842	67,463
	Cummins Inc.	1,497,907	65,488
	Rockwell Collins, Inc.	1,249,112	60,070
	Dover Corp.	1,470,561	59,631
*	First Solar, Inc.	309,576	58,482
	Expeditors International of Washington, Inc.	1,656,112	57,699
	Textron, Inc.	1,935,955	56,685
	Cooper Industries, Inc. Class A	1,352,778	54,043
	Pitney Bowes, Inc.	1,612,278	53,624
	Masco Corp.	2,865,264	51,403
*	Jacobs Engineering Group Inc.	945,807	51,367
	Fastenal Co.	984,376	48,618
*	McDermott International, Inc.	1,758,131	44,920
	W.W. Grainger, Inc.	505,472	43,961
	Republic Services, Inc. Class A	1,414,687	42,412
	The Dun & Bradstreet Corp.	433,740	40,928
	R.R. Donnelley & Sons Co.	1,650,499	40,487
	Rockwell Automation, Inc.	1,083,380	40,453
*	Foster Wheeler Ltd.	1,120,245	40,452
	Goodrich Corp.	971,847	40,429
	Flowserve Corp.	447,542	39,728
	Roper Industries Inc.	694,431	39,555
*	Stericycle, Inc.	669,814	39,459
	Joy Global Inc.	839,327	37,887
*	Iron Mountain, Inc.	1,483,299	36,207
*	Quanta Services, Inc.	1,333,830	36,027
	Equifax, Inc.	1,007,013	34,692
	Ametek, Inc.	829,997	33,839
*	Allied Waste Industries, Inc.	3,024,248	33,599
	Avery Dennison Corp.	745,430	33,157
	Pall Corp.	953,525	32,792
	SPX Corp.	415,361	31,983
	Cintas Corp.	1,076,156	30,896
*	AGCO Corp.	713,496	30,402
	Robert Half International, Inc.	1,174,217	29,062
*	FTI Consulting, Inc.	389,558	28,142
	Ryder System, Inc.	447,382	27,738
*	Kansas City Southern	605,567	26,863
	Manpower Inc.	616,900	26,625
	Bucyrus International, Inc.	581,646	25,988
	Pentair, Inc.	731,676	25,294
	DRS Technologies, Inc.	321,935	24,708

	Harsco Corp.	654,708	24,349
*	Corrections Corp. of America	971,676	24,146
*	URS Corp.	655,627	24,042
*	Alliant Techsystems, Inc.	255,810	24,031
*	Terex Corp.	783,364	23,908
*	Covanta Holding Corp.	958,898	22,956
	Donaldson Co., Inc.	546,027	22,884
	SunPower Corp. Class B	321,309	22,186
*	Copart, Inc.	582,584	22,138
	The Brink's Co.	350,303	21,375
	Lincoln Electric Holdings, Inc.	332,374	21,375
*,^	SunPower Corp. Class A	296,568	21,036
	J.B. Hunt Transport Services, Inc.	629,675	21,012
	KBR Inc.	1,318,912	20,140
	IDEX Corp.	639,504	19,837
*	Shaw Group, Inc.	644,286	19,799
*	Waste Connections, Inc.	569,114	19,521
*	AMR Corp.	1,943,601	19,086
	Wabtec Corp.	358,021	18,341
*	Energy Conversion Devices, Inc.	314,638	18,328
	Landstar System, Inc.	409,728	18,053
	The Timken Co.	634,647	17,992
*	Thomas & Betts Corp.	451,868	17,654
*,^	Delta Air Lines Inc.	2,278,094	16,972
	Graco, Inc.	471,635	16,795
	Woodward Governor Co.	469,369	16,555
	Watson Wyatt & Co. Holdings	331,766	16,499
	Kennametal, Inc.	596,887	16,188
	Trinity Industries, Inc.	628,732	16,177
	MSC Industrial Direct Co., Inc. Class A	349,129	16,084
	Curtiss-Wright Corp.	348,451	15,837
	The Manitowoc Co., Inc.	1,013,345	15,757
	Con-way, Inc.	355,139	15,665
*	Kirby Corp.	399,022	15,139
*	Teledyne Technologies, Inc.	261,721	14,960
*	USG Corp.	578,197	14,802
*	Owens Corning Inc.	614,766	14,699
*	General Cable Corp.	410,525	14,627
*	Continental Airlines, Inc. Class B	853,086	14,229
	Carlisle Co., Inc.	474,095	14,209
*	Gardner Denver Inc.	408,674	14,189
	CLARCOR Inc.	372,492	14,136
	Alexander & Baldwin, Inc.	320,963	14,132
	GATX Corp.	356,645	14,112
*	EMCOR Group, Inc.	528,716	13,916
	Brady Corp. Class A	390,132	13,764
*	Monster Worldwide Inc.	883,973	13,180
	Acuity Brands, Inc.	315,549	13,177
	Hubbell Inc. Class B	372,278	13,048
*	Moog Inc.	299,711	12,852
*	Spirit Aerosystems Holdings Inc.	798,379	12,830
*	Aecom Technology Corp.	511,664	12,505
	Lennox International Inc.	374,428	12,457

	IKON Office Solutions, Inc.	730,172	12,420
*	GrafTech International Ltd.	801,766	12,115
	The Toro Co.	291,803	12,051
	UTI Worldwide, Inc.	696,003	11,846
	Valmont Industries, Inc.	141,988	11,741
	Nordson Corp.	236,075	11,594
*	BE Aerospace, Inc.	724,283	11,465
*	Clean Harbors Inc.	163,529	11,046
*	Tetra Tech, Inc.	458,864	11,040
	Crane Co.	371,126	11,026
	Actuant Corp.	434,463	10,966
*	Orbital Sciences Corp.	455,982	10,930
	Belden Inc.	340,589	10,834
*	Hub Group, Inc.	287,695	10,832
	Herman Miller, Inc.	436,689	10,686
	Regal-Beloit Corp.	250,958	10,671
*	WESCO International, Inc.	327,817	10,549
*	Hexcel Corp.	748,237	10,243
*	ESCO Technologies Inc.	202,252	9,742
	Kaydon Corp.	215,653	9,717
	Watsco, Inc.	190,680	9,587
	Baldor Electric Co.	323,784	9,328
*	Genesee & Wyoming Inc. Class A	247,556	9,288
	Granite Construction Co.	253,846	9,093
*	Esterline Technologies Corp.	229,615	9,090
	Mine Safety Appliances Co.	235,787	8,988
*	United Stationers, Inc.	182,641	8,736
	The Corporate Executive Board Co.	265,982	8,312
^	HNI Corp.	326,967	8,285
^	Simpson Manufacturing Co.	303,281	8,216
*	Huron Consulting Group Inc.	142,552	8,123
*	Geo Group Inc.	398,351	8,051
	UAL Corp.	912,693	8,023
	Applied Industrial Technology, Inc.	297,032	7,999
	Knight Transportation, Inc.	467,951	7,941
	Otter Tail Corp.	258,338	7,939
*	Resources Connection, Inc.	345,442	7,783
	Werner Enterprises, Inc.	358,028	7,773
	ABM Industries Inc.	352,820	7,706
*	II-VI, Inc.	196,249	7,587
*	Navigant Consulting, Inc.	379,540	7,549
	Heartland Express, Inc.	485,839	7,540
*	MPS Group, Inc.	736,436	7,423
	Arkansas Best Corp.	219,770	7,404
	Barnes Group, Inc.	359,827	7,276
	Skywest, Inc.	453,356	7,245
*,^	American Superconductor Corp.	306,748	7,230
*	Ceradyne, Inc.	196,657	7,209
	Robbins & Myers, Inc.	229,812	7,108
^	Genco Shipping and Trading Ltd.	210,904	7,010
*	TransDigm Group, Inc.	204,500	7,000
	Watts Water Technologies, Inc.	250,356	6,847
*	Hertz Global Holdings Inc.	896,155	6,784

^	Briggs & Stratton Corp.	415,272	6,719
*,^	The Middleby Corp.	123,096	6,685
*	Alaska Air Group, Inc.	327,626	6,680
*,^	JetBlue Airways Corp.	1,345,340	6,659
	Mueller Industries Inc.	288,979	6,649
*	Old Dominion Freight Line, Inc.	232,529	6,590
*	CoStar Group, Inc.	144,863	6,575
*	Chart Industries, Inc.	222,244	6,347
	Triumph Group, Inc.	137,904	6,304
^	Lindsay Manufacturing Co.	85,752	6,238
	A.O. Smith Corp.	158,658	6,218
*	United Rentals, Inc.	405,105	6,174
	Healthcare Services Group, Inc.	334,442	6,117
	Forward Air Corp.	224,040	6,101
	Franklin Electric, Inc.	133,218	5,935
	Albany International Corp.	216,176	5,908
	Knoll, Inc.	389,785	5,894
*	TrueBlue, Inc.	363,817	5,879
	Deluxe Corp.	399,812	5,753
	Rollins, Inc.	298,359	5,663
*	EnerSys	286,547	5,648
*	Korn/Ferry International	312,268	5,565
	EnergySolutions	551,432	5,514
*	US Airways Group Inc.	907,292	5,471
*	EnPro Industries, Inc.	146,015	5,426
	CIRCOR International, Inc.	124,222	5,395
*	Team, Inc.	148,250	5,355
*,^	YRC Worldwide, Inc.	444,792	5,320
*	American Reprographics Co.	307,131	5,298
^	Titan International, Inc.	248,143	5,290
*	Perini Corp.	205,003	5,287
*	Layne Christensen Co.	148,867	5,274
*	School Specialty, Inc.	168,933	5,269
	Administaff, Inc.	193,274	5,261
*	Beacon Roofing Supply, Inc.	336,585	5,257
	Kaman Corp. Class A	182,540	5,199
	Eagle Bulk Shipping Inc.	365,826	5,100
	Armstrong Worldwide Industries, Inc.	175,572	5,074
*	AAR Corp.	302,043	5,011
*	Mastec Inc.	369,074	4,905
	Ameron International Corp.	68,278	4,892
*	RBC Bearings Inc.	144,303	4,862
	Steelcase Inc.	448,352	4,820
*	Astec Industries, Inc.	155,361	4,790
*	Interline Brands, Inc.	291,993	4,733
	Pacer International, Inc.	287,054	4,728
*	Atlas Air Worldwide Holdings, Inc.	116,725	4,705
*	Mobile Mini, Inc.	242,866	4,695
^	Macquarie Infrastructure Co. LLC	354,697	4,686
	Quanex Building Products Corp.	306,957	4,678
^	American Science & Engineering, Inc.	78,121	4,666
	Raven Industries, Inc.	117,050	4,606
*,^	RSC Holdings Inc.	401,392	4,560

*	Sykes Enterprises, Inc.	206,798	4,541
	Comfort Systems USA, Inc.	338,023	4,516
*	NCI Building Systems, Inc.	140,247	4,453
	McGrath RentCorp	153,601	4,427
*,^	Evergreen Solar, Inc.	794,840	4,387
	Oshkosh Truck Corp.	330,526	4,350
*	M&F Worldwide Corp.	108,453	4,338
	Universal Forest Products, Inc.	120,948	4,222
	Gorman-Rupp Co.	111,921	4,222
	Badger Meter, Inc.	89,235	4,190
	Viad Corp.	144,866	4,171
	Federal Signal Corp.	304,254	4,168
	G & K Services, Inc. Class A	124,468	4,114
*	Dycom Industries, Inc.	309,942	4,035
*	American Commercial Lines Inc.	376,694	4,008
*	The Advisory Board Co.	132,785	4,005
*,^	FuelCell Energy, Inc.	631,472	3,808
*	Avis Budget Group, Inc.	656,603	3,769
	Tennant Co.	109,474	3,751
*	CBIZ Inc.	441,615	3,736
	Gibraltar Industries Inc.	198,536	3,715
*	Altra Holdings Inc.	249,356	3,680
	Heidrick & Struggles International, Inc.	121,588	3,666
	NACCO Industries, Inc. Class A	38,726	3,660
	Mueller Water Products, Inc.	554,499	3,604
*	Allegiant Travel Co.	101,804	3,596
*	Axsys Technologies, Inc.	60,588	3,571
*	Furmanite Corp.	342,841	3,569
	Freightcar America Inc.	121,899	3,568
*	Columbus McKinnon Corp.	150,227	3,541
	Interface, Inc.	311,049	3,537
*,^	Griffon Corp.	390,489	3,522
*	Republic Airways Holdings Inc.	337,226	3,436
*,^	Innerworkings, Inc.	309,784	3,435
*	Acco Brands Corp.	455,113	3,432
*	Polypore International Inc.	156,728	3,371
	Cascade Corp.	76,138	3,336
	Apogee Enterprises, Inc.	221,752	3,333
*	AZZ Inc.	80,396	3,326
	Seaboard Corp.	2,631	3,307
	Tredegar Corp.	185,532	3,301
*	AirTran Holdings, Inc.	1,342,753	3,263
	Kelly Services, Inc. Class A	170,928	3,256
*	Tecumseh Products Co. Class A	129,933	3,254
	Cubic Corp.	130,583	3,211
*	GenCorp, Inc.	474,633	3,199
*,^	Fuel-Tech N.V.	171,661	3,105
*,^	Taser International Inc.	429,251	3,069
	American Ecology Corp.	110,436	3,056
*	L.B. Foster Co. Class A	100,202	3,048
*	Blount International, Inc.	273,811	3,047
*	On Assignment, Inc.	383,435	3,021
*	Gehl Co.	102,221	3,008

*	John Bean Technologies Corp.	234,401	2,967
*	Kforce Inc.	284,892	2,909
*	Exponent, Inc.	87,189	2,885
	CDI Corp.	128,366	2,866
*	Hawaiian Holdings, Inc.	308,311	2,861
*	Casella Waste Systems, Inc.	240,942	2,829
	Applied Signal Technology, Inc.	160,937	2,797
*	Cenveo Inc.	363,529	2,796
	Encore Wire Corp.	154,353	2,795
*	DynCorp International Inc. Class A	166,108	2,784
^	Aircastle Ltd.	279,578	2,771
*	Kadant Inc.	119,827	2,728
	Standex International Corp.	98,106	2,722
*	Rush Enterprises, Inc. Class A	211,536	2,708
*	Insituform Technologies Inc. Class A	178,203	2,666
*	Waste Services, Inc.	351,437	2,604
*	Spherion Corp.	533,010	2,596
	Dynamic Materials Corp.	111,540	2,589
*	GeoEye Inc.	116,133	2,570
^	Houston Wire & Cable Co.	149,029	2,559
*	Cornell Cos., Inc.	94,136	2,559
*	Celadon Group Inc.	219,321	2,516
	Bowne & Co., Inc.	213,346	2,464
	TAL International Group, Inc.	117,483	2,446
	Met-Pro Corp.	165,006	2,407
*	Northwest Pipe Co.	53,994	2,355
*	Consolidated Graphics, Inc.	76,153	2,310
*	Michael Baker Corp.	66,090	2,300
*	Titan Machinery, Inc.	109,835	2,286
^	Horizon Lines Inc.	231,424	2,284
*,^	Force Protection, Inc.	846,530	2,269
	Ennis, Inc.	144,183	2,229
*	Amerco, Inc.	52,902	2,218
	The Greenbrier Cos., Inc.	113,000	2,205
*	Flow International Corp.	430,545	2,187
	Insteel Industries, Inc.	159,393	2,166
*,^	Odyssey Marine Exploration, Inc.	477,001	2,166
*	Aerovironment Inc.	65,411	2,090
*	Argon ST, Inc.	88,651	2,082
	Sun Hydraulics Corp.	79,602	2,073
*,^	Capstone Turbine Corp.	1,578,126	2,036
*	Pike Electric Corp.	136,620	2,012
*	Ladish Co., Inc.	98,714	1,999
	Ducommun, Inc.	83,160	1,986
*	Stanley Inc.	53,660	1,981
*	PRG-Schultz International, Inc.	219,288	1,965
*	Marten Transport, Ltd.	100,082	1,953
	Kimball International, Inc. Class B	179,978	1,944
*,^	Valence Technology Inc.	557,035	1,922
	Xerium Technologies Inc.	297,617	1,917
	NN, Inc.	147,507	1,895
*	Lydall, Inc.	195,957	1,887
*	Sterling Construction Co., Inc.	114,989	1,863

	Aceto Corp.	189,631	1,819
*	Hill International Inc.	130,678	1,810
	Wabash National Corp.	191,460	1,809
	Great Lakes Dredge & Dock Co.	285,389	1,801
*	CRA International Inc.	65,455	1,799
	LSI Industries Inc.	216,757	1,793
*	H&E Equipment Services, Inc.	179,898	1,738
^	HEICO Corp.	52,314	1,717
^	American Woodmark Corp.	74,624	1,675
*	Powell Industries, Inc.	40,712	1,661
	Courier Corp.	81,559	1,661
	Sauer-Danfoss, Inc.	67,171	1,658
*	Dynamex Inc.	57,866	1,647
*	Miller Industries, Inc.	214,613	1,590
*	PeopleSupport Inc.	134,726	1,575
*	Standard Parking Corp.	70,448	1,565
	HEICO Corp. Class A	55,520	1,558
	Diamond Management and Technology Consultants,Inc.	327,679	1,537
*	Hudson Highland Group, Inc.	220,840	1,535
*	Herley Industries Inc.	89,203	1,525
	Lawson Products, Inc.	55,080	1,523
	Graham Corp.	28,100	1,520
*,^	Metalico, Inc.	256,102	1,511
*,^	3D Systems Corp.	104,488	1,489
	AAON, Inc.	81,826	1,488
	Ampco-Pittsburgh Corp.	57,360	1,486
*	LECG Corp.	183,446	1,480
*,^	Power-One, Inc.	1,007,467	1,461
*	WCA Waste Corp.	309,970	1,454
*,^	EnerNOC Inc.	140,275	1,450
	Textainer Group Holdings Ltd.	95,396	1,449
*,^	Builders FirstSource, Inc.	235,308	1,409
*	Ultralife Corp.	180,084	1,396
*,^	Microvision, Inc.	704,277	1,366
*	K-Tron International, Inc	10,432	1,344
*	GP Strategies Corp.	176,813	1,344
*	Park-Ohio Holdings Corp.	74,609	1,335
*	Volt Information Sciences Inc.	148,452	1,333
*	Saia, Inc.	98,611	1,310
*,^	Flanders Corp.	207,322	1,306
*	Kratos Defense & Security Inc.	661,948	1,304
*	LMI Aerospace, Inc.	64,829	1,304
	The Standard Register Co.	131,169	1,292
*	La Barge, Inc.	85,424	1,286
*	Commercial Vehicle Group Inc.	173,214	1,232
	Multi-Color Corp.	51,019	1,219
*	TurboChef Technologies, Inc.	193,757	1,192
*	COMSYS IT Partners Inc.	121,928	1,185
*	TBS International Ltd.	87,201	1,174
^	Mueller Water Products, Inc. Class A	125,170	1,124
*	Rush Enterprises, Inc. Class B	88,165	1,107
*	Magnatek, Inc.	270,527	1,096
*	China BAK Battery, Inc.	295,257	1,063

*,^	Trex Co., Inc.	58,299	1,056
	Superior Uniform Group, Inc.	98,789	1,029
^	Bluelinx Holdings Inc.	193,232	1,022
	Quixote Corp.	124,444	1,020
*	UQM Technologies, Inc.	355,462	1,013
*	Hurco Cos., Inc.	33,989	1,005
*,^	Plug Power, Inc.	1,004,843	995
*	International Shipholding Corp.	44,494	974
	Vicor Corp.	106,943	950
*	Integrated Electrical Services, Inc.	53,463	939
	Paragon Shipping, Inc.	110,178	939
*	DXP Enterprises Inc	17,500	933
	Frozen Food Express Industries, Inc.	168,130	910
	Innovative Solutions and Support, Inc.	165,548	904
*	Pinnacle Airlines Corp.	223,506	890
*	Willis Lease Finance Corp.	77,966	871
*	PMFG Inc.	59,980	869
	Alamo Group, Inc.	50,382	859
*	Acacia Research - Acacia Technologies	283,670	857
	Barrett Business Services, Inc.	65,405	849
*,^	Medis Technology Ltd.	463,112	834
	L.S. Starrett Co. Class A	45,083	831
*	USA Truck, Inc.	51,983	829
*,^	C & D Technologies, Inc.	143,782	817
	American Railcar Industries, Inc.	50,700	813
*	Astronics Corp.	36,036	813
	Hardinge, Inc.	63,489	806
	Twin Disc, Inc.	56,816	782
*	TriMas Corp.	115,190	756
*,^	Basin Water, Inc.	409,788	754
	Todd Shipyards Corp.	53,942	728
*	Duff & Phelps Corp.	33,894	713
	Schawk, Inc.	46,992	710
	Omega Flex Inc.	31,471	710
	Chase Corp.	55,898	699
*,^	Orion Energy Systems Inc.	120,830	678
*	P.A.M. Transportation Services, Inc.	61,408	672
*	U.S. Home Systems, Inc.	191,499	634
*,^	The Allied Defense Group, Inc.	95,859	589
*,^	PowerSecure International, Inc.	94,442	572
*	United Capital Corp.	21,238	563
*	ICT Group, Inc.	66,560	536
*	Quality Distribution Inc.	124,898	531
	Virco Manufacturing Corp.	149,340	512
*	Perma-Fix Environmental Services, Inc.	245,442	510
*	APAC Teleservices, Inc.	236,289	508
*,^	Fushi Copperweld, Inc.	50,086	485
*,^	China Architectural Engineering Inc.	68,040	482
*	Intersections Inc.	58,743	478
*	TRC Cos., Inc.	151,355	471
*,^	Protection One, Inc.	52,830	465
*,^	Advanced Battery Technologies Inc.	133,110	430
*,^	AMREP Corp.	9,512	403

*	Dollar Thrifty Automotive Group, Inc.	192,276	371
*	Universal Truckload Services, Inc.	15,231	371
*	Nashua Corp.	43,876	352
*	Raytheon Co. Warrants Exp. 6/16/11	19,938	339
	Hubbell Inc. Class A	7,600	305
*	Covenant Transport, Inc.	102,012	294
*	Innotrac Corp.	73,631	286
*	SL Industries, Inc.	20,500	272
*	Active Power, Inc.	442,351	261
*	First Advantage Corp. Class A	17,800	250
*,^	Applied Energetics, Inc.	287,190	244
*	Paragon Technologies, Inc.	46,135	219
*	Huttig Building Products, Inc.	99,946	209
*,^	Ascent Solar Technologies, Inc.	21,400	130
^	Building Materials Holding Corp.	276,738	130
	Sypris Solutions, Inc.	80,282	129
*	ICF International, Inc.	6,500	128
*	Accuride Corp.	75,800	121
*	Air Transport Services Group Inc.	142,059	105
*	Aerosonic Corp.	32,574	73
*	CAI International Inc.	6,200	69
*	Alabama Aircraft Industries, Inc.	20,714	40
*	Spherix Inc.	59,160	40
*	Environmental Tectonics Corp.	19,900	38
*	Advanced Environmental Recycling Technologies, Inc.	78,953	28
*	Arotech Corp.	4,845	5
*	ExpressJet Holdings, Inc.	2,398	—
*	BMC Industries, Inc.	211,416	—
			11,345,946
Information Technology (16.0%)
	Microsoft Corp.	65,055,214	1,736,324
	International Business Machines Corp.	10,659,825	1,246,773
*	Cisco Systems, Inc.	45,845,752	1,034,280
	Hewlett-Packard Co.	19,135,417	884,822
	Intel Corp.	44,455,838	832,658
*	Apple Inc.	6,842,493	777,718
*	Google Inc.	1,851,866	741,709
*	Oracle Corp.	31,985,379	649,623
	QUALCOMM Inc.	12,562,952	539,830
*	Dell Inc.	14,121,466	232,722
	Texas Instruments, Inc.	10,265,948	220,718
	Visa Inc.	3,476,164	213,402
*	eBay Inc.	8,683,714	194,342
*	EMC Corp.	16,044,195	191,889
	Corning, Inc.	12,223,052	191,169
*	Yahoo! Inc.	10,160,786	175,782
	Accenture Ltd.	4,591,301	174,469
	Automatic Data Processing, Inc.	4,023,620	172,010
*	Adobe Systems, Inc.	4,127,680	162,920
	Applied Materials, Inc.	10,505,631	158,950
	Western Union Co.	5,743,123	141,683
*	Symantec Corp.	6,520,371	127,669
	Motorola, Inc.	17,503,285	124,973

	Tyco Electronics Ltd.	3,860,617	106,785
	MasterCard, Inc. Class A	567,746	100,678
*	Electronic Arts Inc.	2,471,330	91,415
*	Juniper Networks, Inc.	4,074,303	85,846
*	Agilent Technologies, Inc.	2,833,379	84,038
	Paychex, Inc.	2,518,284	83,179
	Xerox Corp.	6,978,587	80,463
*	Intuit, Inc.	2,368,343	74,863
*	Activision Blizzard, Inc.	4,580,048	70,670
*	Broadcom Corp.	3,467,652	64,602
	CA, Inc.	3,192,145	63,715
*	Fiserv, Inc.	1,273,503	60,262
	Analog Devices, Inc.	2,252,658	59,358
*	Autodesk, Inc.	1,734,919	58,207
	Amphenol Corp.	1,361,400	54,647
	Linear Technology Corp.	1,722,573	52,814
*	Cognizant Technology Solutions Corp.	2,245,543	51,266
	Xilinx, Inc.	2,168,533	50,852
*	MEMC Electronic Materials, Inc.	1,768,325	49,973
*	NetApp, Inc.	2,669,449	48,664
	Harris Corp.	1,046,067	48,328
	Altera Corp.	2,328,547	48,154
*	Computer Sciences Corp.	1,173,549	47,095
*	Sun Microsystems, Inc.	6,082,306	46,226
*	Flextronics International Ltd.	6,497,993	46,006
	Seagate Technology	3,766,767	45,653
*	NVIDIA Corp.	4,095,373	43,861
*	McAfee Inc.	1,251,038	42,485
*	BMC Software, Inc.	1,483,790	42,481
	Microchip Technology, Inc.	1,438,573	42,337
	KLA-Tencor Corp.	1,322,004	41,841
*	VeriSign, Inc.	1,522,421	39,705
*	Alliance Data Systems Corp.	616,116	39,049
*	FLIR Systems, Inc.	1,014,491	38,977
*	salesforce.com, inc.	794,015	38,430
*	Marvell Technology Group Ltd.	3,968,070	36,903
*	Western Digital Corp.	1,719,080	36,651
*	Citrix Systems, Inc.	1,425,243	36,002
*	Affiliated Computer Services, Inc. Class A	697,366	35,308
*	SanDisk Corp.	1,746,236	34,139
	National Semiconductor Corp.	1,883,070	32,408
*	LAM Research Corp.	970,844	30,572
*	SAIC, Inc.	1,434,570	29,021
*	Avnet, Inc.	1,168,362	28,777
*	NCR Corp.	1,301,061	28,688
	Fidelity National Information Services, Inc.	1,515,433	27,975
	Global Payments Inc.	618,907	27,764
*	Teradata Corp.	1,398,113	27,263
*	LSI Corp.	4,951,064	26,538
*	Mettler-Toledo International Inc.	270,465	26,506
*	Arrow Electronics, Inc.	954,395	25,024
*	Hewitt Associates, Inc.	680,902	24,812
*	ANSYS, Inc.	654,665	24,792

*	Trimble Navigation Ltd.	942,882	24,383
*	Lexmark International, Inc.	739,925	24,099
*	Micron Technology, Inc.	5,912,195	23,944
*	Itron, Inc.	265,779	23,529
	Lender Processing Services, Inc.	753,838	23,007
*	Akamai Technologies, Inc.	1,307,300	22,799
*	Red Hat, Inc.	1,483,801	22,361
*,^	Advanced Micro Devices, Inc.	4,184,073	21,966
*	Synopsys, Inc.	1,100,705	21,959
	Total System Services, Inc.	1,309,377	21,474
*	ON Semiconductor Corp.	2,930,421	19,810
*	Compuware Corp.	2,032,838	19,698
*	Foundry Networks, Inc.	1,078,330	19,636
*	Ingram Micro, Inc. Class A	1,176,691	18,909
*	Sybase, Inc.	617,158	18,897
*	CommScope, Inc.	543,232	18,818
	FactSet Research Systems Inc.	353,712	18,481
*	Equinix, Inc.	257,827	17,909
*,^	DST Systems, Inc.	317,980	17,804
*	Brocade Communications Systems, Inc.	2,925,151	17,024
	Diebold, Inc.	512,061	16,954
*	MICROS Systems, Inc.	634,057	16,904
	Broadridge Financial Solutions LLC	1,089,896	16,774
*	Parametric Technology Corp.	896,281	16,492
*	Nuance Communications, Inc.	1,314,642	16,025
	Intersil Corp.	963,767	15,979
*	QLogic Corp.	1,030,625	15,830
*	Polycom, Inc.	680,929	15,750
*	Microsemi Corp.	613,183	15,624
*	HLTH Corp.	1,359,529	15,539
	Molex, Inc.	683,713	15,349
*	Novellus Systems, Inc.	777,779	15,276
*	F5 Networks, Inc.	637,253	14,899
*	JDS Uniphase Corp.	1,748,945	14,796
*	Varian Semiconductor Equipment Associates, Inc.	576,983	14,494
*,^	Cree, Inc.	627,060	14,284
*	Convergys Corp.	964,136	14,250
*	SINA.com	403,678	14,209
*	Zebra Technologies Corp. Class A	504,835	14,060
*	Novell, Inc.	2,734,587	14,056
*	Anixter International Inc.	235,567	14,019
*	Dolby Laboratories Inc.	395,275	13,910
*	Solera Holdings, Inc.	478,679	13,748
	National Instruments Corp.	457,018	13,733
*	Cadence Design Systems, Inc.	2,011,336	13,597
*	Metavante Technologies	699,489	13,472
	Jabil Circuit, Inc.	1,383,980	13,203
*	IAC/InterActiveCorp	744,423	12,879
*	PMC Sierra Inc.	1,702,303	12,631
*	Concur Technologies, Inc.	327,440	12,528
	Jack Henry & Associates Inc.	612,709	12,456
*	Macrovision Solutions Corp.	799,478	12,296
*	Tech Data Corp.	411,505	12,283

*	Perot Systems Corp.	695,023	12,059
*	NeuStar, Inc. Class A	602,729	11,988
*	Tellabs, Inc.	2,933,782	11,911
*	CACI International, Inc.	234,268	11,737
*	Gartner, Inc. Class A	515,107	11,683
*	Sohu.com Inc.	206,303	11,501
*	Atmel Corp.	3,285,319	11,137
*	Silicon Laboratories Inc.	360,389	11,064
*	Atheros Communications, Inc.	461,151	10,874
*	International Rectifier Corp.	564,444	10,736
*,^	VistaPrint Ltd.	326,681	10,728
*	TIBCO Software Inc.	1,454,032	10,644
*	Skyworks Solutions, Inc.	1,270,209	10,619
*	Teradyne, Inc.	1,335,549	10,431
*	Integrated Device Technology Inc.	1,332,040	10,363
	Take-Two Interactive Software, Inc.	597,774	9,803
*	ManTech International Corp.	160,676	9,526
*	Ariba, Inc.	666,093	9,412
*	Rambus Inc.	731,418	9,399
*	Digital River, Inc.	288,701	9,354
*	Comtech Telecommunications Corp.	188,966	9,305
*	Blackboard Inc.	229,261	9,237
*	Informatica Corp.	690,299	8,967
*	Wright Express Corp.	302,906	8,954
*	Vishay Intertechnology, Inc.	1,340,334	8,873
	ADTRAN Inc.	452,318	8,816
	Fair Isaac, Inc.	379,593	8,753
*,^	VMware Inc.	327,431	8,723
*	Fairchild Semiconductor International, Inc.	968,771	8,612
*	VeriFone Holdings, Inc.	520,590	8,611
	Plantronics, Inc.	381,899	8,600
*,^	InterDigital, Inc.	354,351	8,522
*	Progress Software Corp.	324,140	8,424
	Molex, Inc. Class A	403,488	8,397
*	CyberSource Corp.	511,508	8,240
*	EarthLink, Inc.	956,105	8,127
*	j2 Global Communications, Inc.	347,065	8,104
*	Mentor Graphics Corp.	709,143	8,049
*	Websense, Inc.	353,801	7,907
*	EchoStar Corp.	327,735	7,898
*	3Com Corp.	3,385,443	7,888
*,^	L-1 Identity Solutions Inc.	515,321	7,874
*	ADC Telecommunications, Inc.	918,011	7,757
*	Omniture, Inc.	420,656	7,723
*	SRA International, Inc.	338,990	7,671
*	Unisys Corp.	2,778,699	7,641
*	Synaptics Inc.	252,759	7,638
*	ValueClick, Inc.	742,969	7,601
*	Verigy Ltd.	466,246	7,590
*	Intermec, Inc.	385,460	7,570
*	Avid Technology, Inc.	313,923	7,553
*	Benchmark Electronics, Inc.	527,395	7,426
*	Arris Group Inc.	956,663	7,395

*	MKS Instruments, Inc.	367,724	7,321
	Acxiom Corp.	573,840	7,196
*	Avocent Corp.	350,093	7,163
*	Rofin-Sinar Technologies Inc.	231,586	7,089
*	Lawson Software, Inc.	1,012,635	7,088
*	Emulex Corp.	659,067	7,032
*	Tekelec	496,085	6,940
*	Quest Software, Inc.	545,717	6,925
*	Plexus Corp.	331,514	6,862
*	Semtech Corp.	491,249	6,858
*	FEI Co.	284,557	6,775
^	Quality Systems, Inc.	158,798	6,711
	Imation Corp.	296,059	6,697
*	Cabot Microelectronics Corp.	208,668	6,694
*	RF Micro Devices, Inc.	2,290,637	6,689
*	Sonus Networks, Inc.	2,306,533	6,643
*	TiVo Inc.	900,794	6,594
*	THQ Inc.	542,748	6,535
*	Wind River Systems Inc.	644,635	6,446
*	Net 1 UEPS Technologies, Inc.	288,307	6,438
*	Ciena Corp.	625,643	6,306
	Blackbaud, Inc.	340,426	6,281
	Cognex Corp.	311,327	6,276
*	Rogers Corp.	167,437	6,192
*	Harmonic, Inc.	730,308	6,171
*	Amkor Technology, Inc.	966,855	6,159
*	Tessera Technologies, Inc.	376,396	6,150
*	Cypress Semiconductor Corp.	1,171,843	6,117
	MAXIMUS, Inc.	164,536	6,062
*	FormFactor Inc.	345,974	6,027
*	Genpact, Ltd.	576,887	5,994
*	Sapient Corp.	785,152	5,834
*	Electronics for Imaging, Inc.	414,006	5,767
*	CSG Systems International, Inc.	325,972	5,714
	United Online, Inc.	600,376	5,650
*	Checkpoint Systems, Inc.	298,476	5,617
*	OmniVision Technologies, Inc.	491,523	5,608
*	Cymer, Inc.	221,073	5,600
*	Advent Software, Inc.	156,793	5,524
*	Sanmina-SCI Corp.	3,878,142	5,429
*	ACI Worldwide, Inc.	307,784	5,392
*	ScanSource, Inc.	182,515	5,255
	MTS Systems Corp.	123,408	5,195
*	Euronet Worldwide, Inc.	309,789	5,183
*	TriQuint Semiconductor, Inc.	1,080,731	5,177
*	Insight Enterprises, Inc.	367,072	4,922
*	Littelfuse, Inc.	165,485	4,920
*	Powerwave Technologies, Inc.	1,242,390	4,920
^	Heartland Payment Systems, Inc.	191,043	4,883
*	Interwoven Inc.	343,412	4,849
*	Cogent Inc.	446,344	4,562
*	ATMI, Inc.	251,529	4,522
*	Mercadolibre Inc.	218,109	4,439

	Technitrol, Inc.	293,214	4,337
	Black Box Corp.	125,412	4,330
*	ViaSat, Inc.	181,957	4,291
*,^	Sigma Designs, Inc.	299,533	4,259
*	The Ultimate Software Group, Inc.	155,635	4,202
*,^	Netlogic Microsystems Inc.	138,256	4,181
	Micrel, Inc.	458,705	4,160
	Syntel, Inc.	169,298	4,148
*	Blue Coat Systems, Inc.	290,275	4,119
*,^	Palm, Inc.	682,752	4,076
*	Manhattan Associates, Inc.	180,820	4,040
*	Silicon Image, Inc.	756,286	4,039
*	Sycamore Networks, Inc.	1,250,156	4,038
*	NETGEAR, Inc.	268,477	4,027
*	Diodes Inc.	218,130	4,025
*	MicroStrategy Inc.	66,717	3,972
*	TeleTech Holdings, Inc.	314,311	3,910
*,^	Bankrate, Inc.	99,446	3,869
*	Forrester Research, Inc.	131,613	3,859
*	RealNetworks, Inc.	758,733	3,854
	InfoSpace, Inc.	354,048	3,841
*	Advanced Energy Industries, Inc.	277,444	3,795
*	Commvault Systems, Inc.	312,924	3,771
*,^	UTStarcom, Inc.	1,113,957	3,754
*	Zoran Corp.	452,828	3,695
*	Entegris Inc.	760,480	3,681
	AVX Corp.	351,997	3,587
*	Vocus, Inc.	104,463	3,548
*,^	Data Domain, Inc.	157,790	3,514
*	Standard Microsystem Corp.	139,722	3,490
*,^	SAVVIS, Inc.	259,526	3,488
*	Greenfield Online, Inc.	199,387	3,469
*	Veeco Instruments, Inc.	233,055	3,452
	Daktronics, Inc.	206,788	3,445
*	Hittite Microwave Corp.	102,237	3,435
*	TTM Technologies, Inc.	342,878	3,401
*	Tyler Technologies, Inc.	223,706	3,394
*	Cirrus Logic, Inc.	619,610	3,377
*,^	Stratasys, Inc.	191,540	3,346
*	S1 Corp.	538,813	3,298
*	JDA Software Group, Inc.	215,674	3,280
*	Electro Scientific Industries, Inc.	229,755	3,267
*	Internet Capital Group Inc.	401,997	3,260
*	SPSS, Inc.	110,740	3,251
*,^	Terremark Worldwide, Inc.	465,472	3,198
*	Brooks Automation, Inc.	375,594	3,140
*	Riverbed Technology, Inc.	249,999	3,130
*	DTS Inc.	112,126	3,120
*	Ultratech, Inc.	254,603	3,081
*	DealerTrack Holdings Inc.	181,100	3,050
*	ComScore Inc.	171,745	3,028
*,^	Echelon Corp.	303,390	2,997
*	Newport Corp.	277,618	2,993

*	EPIQ Systems, Inc.	218,919	2,977
*	Brightpoint, Inc.	410,509	2,956
*	LTX-Credence Corp.	1,692,510	2,945
*	Art Technology Group, Inc.	826,681	2,910
*	MSC Software Corp.	271,323	2,903
	CTS Corp.	226,998	2,901
*,^	EMCORE Corp.	585,285	2,891
*	GSI Commerce, Inc.	185,199	2,867
*,^	Infinera Corp.	298,163	2,850
*	Symyx Technologies, Inc.	286,570	2,840
*	SYNNEX Corp.	126,907	2,835
*	Silicon Storage Technology, Inc.	868,902	2,833
*	Telecommunication Systems, Inc.	407,864	2,818
*,^	Maxwell Technologies, Inc.	209,868	2,800
*	Applied Micro Circuits Corp.	466,655	2,791
	Park Electrochemical Corp.	114,834	2,784
*,^	Cavium Networks, Inc.	197,520	2,781
*	OSI Systems Inc.	117,065	2,752
*	RightNow Technologies Inc.	218,929	2,752
*	Netezza Corp.	258,618	2,744
*	ModusLink Global Solutions, Inc.	282,676	2,717
*	Epicor Software Corp.	342,880	2,705
*	Integral Systems, Inc.	128,930	2,678
*,^	Volterra Semiconductor Corp.	210,019	2,674
*	DG FastChannel Inc.	121,040	2,653
*	Supertex, Inc.	94,184	2,652
*	Monolithic Power Systems	150,840	2,620
*	Starent Networks Corp.	202,330	2,618
*,^	ParkerVision, Inc.	261,541	2,615
*	SI International Inc.	86,814	2,609
*	Photon Dynamics, Inc.	169,817	2,607
*	Global Cash Access, Inc.	513,404	2,598
*	The Knot, Inc.	308,596	2,577
*	Bottomline Technologies, Inc.	246,237	2,561
*	Ixia	343,408	2,531
*	Secure Computing Corp.	459,960	2,521
*,^	LoopNet, Inc.	254,024	2,497
*	Taleo Corp. Class A	125,423	2,495
*	IPG Photonics Corp.	127,233	2,482
*	Ciber, Inc.	354,519	2,478
*	Symmetricom Inc.	493,157	2,451
*	VASCO Data Security International, Inc.	235,793	2,443
*	SonicWALL, Inc.	463,973	2,431
*	MRV Communications Inc.	2,055,732	2,405
*	Actel Corp.	189,550	2,366
*	Adaptec, Inc.	719,547	2,360
*	iGATE Corp.	271,588	2,355
*	TNS Inc.	120,945	2,343
*,^	Finisar Corp.	2,315,310	2,338
*	FARO Technologies, Inc.	113,023	2,302
*	Loral Space and Communications Ltd.	154,121	2,276
	Agilysys, Inc.	225,393	2,274
*	Rackable Systems Inc.	225,617	2,213

*	Extreme Networks, Inc.	655,813	2,210
*	Novatel Wireless, Inc.	361,238	2,189
*	Vignette Corp.	203,563	2,186
*	Ness Technologies Inc.	187,695	2,153
*,^	SeaChange International, Inc.	222,638	2,151
*	Exar Corp.	280,246	2,147
*	Monotype Imaging Holdings Inc.	191,521	2,132
*	Hypercom Corp.	529,995	2,120
*	Mattson Technology, Inc.	447,071	2,115
*	Oplink Communications, Inc.	173,663	2,096
*,^	Universal Display Corp.	190,624	2,089
*	KVH Industries, Inc.	226,676	2,083
*	Entrust, Inc.	962,319	2,069
*	Magma Design Automation, Inc.	513,865	2,066
*	Gerber Scientific, Inc.	224,796	2,055
*	Digimarc Corp.	131,157	2,043
*	Pericom Semiconductor Corp.	193,529	2,032
	Bel Fuse, Inc. Class B	71,167	2,026
*	IXYS Corp.	221,657	2,015
*	Intevac, Inc.	188,898	2,010
*,^	Synchronoss Technologies, Inc.	213,116	2,005
*	Switch and Data Inc.	161,006	2,005
	Methode Electronics, Inc. Class A	216,558	1,936
*	Move, Inc.	891,513	1,890
*	Hutchinson Technology, Inc.	163,081	1,888
*	STEC Inc.	243,859	1,878
*	Safeguard Scientifics, Inc.	1,501,293	1,877
*	Harris Stratex Networks, Inc. Class A	240,212	1,876
*	Kulicke & Soffa Industries, Inc.	415,319	1,873
	NIC Inc.	271,081	1,870
*,^	Orbcomm, Inc.	375,812	1,853
	Cohu, Inc.	116,825	1,848
*	PROS Holdings, Inc.	196,075	1,841
*,^	NVE Corp.	64,801	1,835
*	Hughes Communications Inc.	49,925	1,832
*	Smith Micro Software, Inc.	257,596	1,829
*	Chordiant Software, Inc.	356,259	1,828
*	SupportSoft, Inc.	608,358	1,825
*	Digi International, Inc.	178,578	1,822
*	Kenexa Corp.	115,107	1,818
	Electro Rent Corp.	134,213	1,802
*	EMS Technologies, Inc.	80,706	1,801
*	Advanced Analogic Technologies, Inc.	383,610	1,784
*,^	LeCroy Corp.	231,916	1,783
^	Imergent, Inc.	158,477	1,775
*	NetScout Systems, Inc.	166,373	1,770
*	infoGROUP, Inc.	265,095	1,752
*,^	SuccessFactors Inc.	158,529	1,728
*	DivX, Inc.	265,473	1,718
*	3PAR, Inc.	264,695	1,707
*	Rudolph Technologies, Inc.	202,447	1,697
*	Mercury Computer Systems, Inc.	187,977	1,673
*	DSP Group Inc.	216,774	1,658

*	FalconStor Software, Inc.	305,084	1,635
*	RadiSys Corp.	189,508	1,630
*	Kopin Corp.	521,538	1,627
*	Globecomm Systems, Inc.	186,095	1,626
*	Smart Modular Technologies Inc.	530,380	1,591
*	Lionbridge Technologies, Inc.	650,427	1,587
*	ANADIGICS, Inc.	561,106	1,577
*	Keynote Systems Inc.	118,294	1,567
*,^	Constant Contact, Inc.	90,901	1,552
*	Zygo Corp.	123,198	1,550
	PC-Tel, Inc.	164,587	1,534
*	i2 Technologies, Inc.	112,803	1,522
*	Rimage Corp.	107,621	1,502
^	Marchex, Inc.	145,976	1,502
*	Neutral Tandem, Inc.	80,978	1,501
*	Quantum Corp.	1,367,005	1,476
	Gevity HR, Inc.	202,688	1,476
*,^	Limelight Networks Inc.	577,754	1,444
*,^	Aruba Networks, Inc.	273,233	1,402
*	OpenTV Corp.	991,444	1,398
*	Phoenix Technologies Ltd.	174,711	1,396
*	AsiaInfo Holdings, Inc.	150,800	1,384
*	OpNext, Inc.	301,439	1,384
*	The Hackett Group Inc.	252,779	1,375
*	SourceForge Inc.	1,007,386	1,370
*	Actuate Software Corp.	389,970	1,365
*,^	Zix Corp.	603,905	1,365
	Pegasystems Inc.	105,669	1,364
*	Captaris Inc.	293,124	1,351
*	Anaren, Inc.	132,216	1,342
*	OPNET Technologies, Inc.	110,003	1,340
*	Radiant Systems, Inc.	150,288	1,306
*	LoJack Corp.	191,996	1,284
*	Online Resources Corp.	164,455	1,278
*,^	Bookham, Inc.	1,130,731	1,278
*	Kemet Corp.	905,212	1,267
*	Virage Logic Corp.	202,863	1,197
*	BigBand Networks Inc.	323,772	1,195
	Cass Information Systems, Inc.	33,030	1,184
*	RAE Systems, Inc.	696,498	1,177
*	Spansion Inc. Class A	759,396	1,177
*	Website Pros, Inc.	214,299	1,157
*,^	NetSuite Inc.	63,366	1,142
*	Presstek, Inc.	200,422	1,130
*	Liquidity Services, Inc.	104,174	1,130
*	Techwell, Inc.	119,611	1,128
*	Axcelis Technologies, Inc.	653,679	1,111
*	ExlService Holdings, Inc.	126,129	1,107
*	DDi Corp.	208,774	1,086
*	Eagle Test Systems, Inc.	70,511	1,080
*	Sonic Solutions, Inc.	244,477	1,076
*	Multi-Fineline Electronix, Inc.	72,627	1,074
*	Dynamics Research Corp.	139,611	1,072

*	Ceva, Inc.	126,237	1,048
*	PLX Technology, Inc.	203,668	1,043
*,^	WebMD Health Corp. Class A	34,880	1,037
*	Microtune, Inc.	378,848	1,015
	American Software, Inc. Class A	184,731	1,007
*	LivePerson, Inc.	344,062	1,001
*	MoSys, Inc.	235,920	1,000
*	Catapult Communications Corp.	207,858	1,000
*	Nu Horizons Electronics Corp.	249,742	999
*	iPass Inc.	448,367	968
*	Cogo Group, Inc.	182,919	964
*	Trident Microsystems, Inc.	400,850	962
*	Measurement Specialties, Inc.	54,611	952
*	TransAct Technologies Inc.	119,309	950
	Renaissance Learning, Inc.	72,164	937
*	Perficient, Inc.	139,977	929
*	I.D. Systems, Inc.	104,902	928
	Keithley Instruments Inc.	110,902	928
*	White Electronic Designs Corp.	182,417	912
*	Semitool, Inc.	110,471	904
*	SiRF Technology Holdings, Inc.	601,284	896
	TheStreet.com, Inc.	149,172	894
*	ShoreTel, Inc.	155,624	893
*	Startek, Inc.	136,191	874
*	X-Rite Inc.	248,065	873
*	Asyst Technologies, Inc.	362,663	870
*	Soapstone Networks Inc.	259,382	869
*	Computer Task Group, Inc.	133,387	867
*	Telular Corp.	359,584	867
	Richardson Electronics, Ltd.	139,185	863
*	Concurrent Computer Corp.	148,580	862
*,^	Isilon Systems Inc.	193,428	853
	QAD Inc.	121,007	837
*	SRS Labs, Inc.	151,754	836
*	Sumtotal Systems Inc.	203,425	832
*	PC Mall, Inc.	121,277	828
*	MIPS Technologies, Inc.	235,747	827
*	Catalyst Semiconductor, Inc.	180,531	811
*	California Micro Devices Corp.	267,337	799
*,^	Internap Network Services Corp.	228,335	795
*	Edgewater Technology, Inc.	163,133	793
*	PAR Technology Corp.	109,438	784
*	Ramtron International Corp.	284,801	783
*	Integrated Silicon Solution, Inc.	339,016	783
*	PC Connection, Inc.	116,682	781
*	Saba Software, Inc.	238,530	773
*	CyberOptics Corp.	81,416	768
*	Double-Take Software Inc.	77,107	767
*	Performance Technologies, Inc.	163,352	715
*	Immersion Corp.	121,086	705
*	Napster, Inc.	265,129	692
*	Aware, Inc.	223,097	692
*	TechTeam Global, Inc.	90,812	674

*	Lattice Semiconductor Corp.	317,571	654
*	GSI Group, Inc.	184,978	653
*	PDF Solutions, Inc.	125,033	650
*	Datalink Corp.	149,069	650
*	Lasercard Corp.	162,850	650
*,^	TranSwitch Corp.	1,188,770	642
*	Super Micro Computer Inc.	70,147	632
*	Openwave Systems Inc.	505,027	626
*	DemandTec, Inc.	69,000	622
*	Cray, Inc.	118,024	611
*	Rainmaker Systems, Inc.	271,462	611
*	Callidus Software Inc.	152,580	604
*	SM&A Corp.	197,473	602
*	Interactive Intelligence Inc.	66,756	602
*	Dot Hill Systems Corp.	263,425	593
*	Planar Systems, Inc.	232,638	591
*	Tollgrade Communications, Inc.	138,798	583
*	Network Equipment Technologies, Inc.	167,744	574
*,^	Research Frontiers, Inc.	136,637	563
*	Photronics, Inc.	297,190	559
*,^	Mindspeed Technologies Inc.	234,720	559
*	Ebix, Inc.	5,800	545
*	Avanex Corp.	115,184	539
*	Ultra Clean Holdings, Inc.	103,930	524
*	Autobytel Inc.	486,089	520
*	NCI, Inc.	17,294	493
*	InFocus Corp.	333,702	491
*,^	Comverge Inc.	104,173	479
*	Internet Brands Inc.	68,575	478
*	Spectrum Control, Inc.	63,787	476
*	Pervasive Software Inc.	110,723	454
*,^	Travelzoo, Inc.	56,670	449
*	BSQUARE Corp.	121,429	435
*	LookSmart, Ltd.	168,661	430
*	Cherokee International Corp.	149,753	427
*	Endwave Corp.	84,919	426
*,^	Access Intergrated Technologies Inc.	295,566	423
*	hi/fn, Inc.	131,867	422
*	Conexant Systems, Inc.	105,141	422
*	Video Display Corp.	47,865	408
*	Digital Angel Corp.	1,060,810	393
*,^	On2 Technologies, Inc.	1,106,806	376
*	BearingPoint, Inc.	709,723	355
*	Dice Holdings Inc.	47,727	339
*	Ikanos Communications, Inc.	170,347	337
*	EFJ, Inc.	268,122	335
*,^	Convera Corp.	309,351	331
*	GSE Systems, Inc.	45,811	321
*	Acme Packet, Inc.	55,300	317
*	Enliven Marketing Technologies Corp.	471,337	302
*	PLATO Learning, Inc.	105,851	301
	Bel Fuse, Inc. Class A	10,580	291
*	Ditech Networks Inc.	236,902	282

*	Transmeta Corp.	17,229	279
*	SCM Microsystems, Inc.	111,648	265
*	NMS Communications Corp.	535,215	262
	Frequency Electronics, Inc.	62,812	262
*	Jupitermedia Corp.	217,997	253
*	QuickLogic Corp.	238,891	248
*	AuthenTec, Inc.	114,989	247
*	Silicon Graphics Inc.	28,283	246
*	ActivIdentity Corp.	106,597	242
*	Calamp Corp.	178,061	235
*	Entropic Communications Inc.	149,326	211
*	iGo, Inc.	185,915	197
*	Evolving Systems, Inc.	125,507	195
*	GTSI Corp.	30,241	190
*	Selectica, Inc.	167,894	170
*	Analysts International Corp.	148,261	166
*	Zhone Technologies	823,806	157
*	Rubicon Technology, Inc.	19,682	142
*	Leadis Technology Inc.	191,644	140
*	FSI International, Inc.	187,569	139
*	Miva Inc.	216,049	134
	Mastech Holdings, Inc.	17,373	132
*	COMARCO, Inc.	94,810	125
*,^	Nextwave Wireless Inc.	204,948	123
*	Network Engines, Inc.	217,714	122
*	Allen Organ Co. Escrow Shares	11,462	118
*	Management Network Group Inc.	126,767	114
*,^	Telkonet, Inc.	345,138	110
*	Merix Corp.	85,384	109
*	Wireless Telecom Group, Inc.	98,330	108
*	Newtek Business Services, Inc.	201,851	102
*,^	American Technology Corp.	178,297	98
*	Airspan Networks Inc.	272,557	93
*	Lantronix, Inc.	182,643	82
*	Intelli-Check Inc.	49,751	82
*	Nanometrics Inc.	38,796	82
*,^	Wave Systems Corp. Class A	183,885	81
*	Henry Bros. Electronics, Inc.	9,700	57
*	Centillium Communications, Inc.	91,743	54
	MoneyGram International, Inc.	37,100	53
*	Overland Storage, Inc.	105,681	48
*	Pixelworks, Inc.	30,519	41
*	AuthentiDate Holding Corp.	88,943	41
*	Intraware, Inc.	11,237	40
*	Atari, Inc.	21,814	36
*	Westell Technologies, Inc.	39,031	28
*	Tier Technologies, Inc.	3,200	24
*	Borland Software Corp.	9,427	14
*	Channell Commercial Corp.	21,061	8
*	NeoMagic Corp.	63,281	2
*	ISCO International, Inc.	10,333	—
*	IAC InterActiveCorp Warrants Exp. 2/4/09	38	—
			15,792,938

Materials (3.7%)
	Monsanto Co.	4,259,093	421,565
	E.I. du Pont de Nemours & Co.	6,990,556	281,719
	Dow Chemical Co.	7,221,252	229,491
	Praxair, Inc.	2,430,171	174,340
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,974,265	169,087
	Alcoa Inc.	6,325,983	142,841
	Newmont Mining Corp. (Holding Co.)	3,388,426	131,335
	Air Products & Chemicals, Inc.	1,636,433	112,079
	Weyerhaeuser Co.	1,639,810	99,340
	Nucor Corp.	2,433,671	96,130
	International Paper Co.	3,153,156	82,550
	The Mosaic Co.	1,205,154	81,999
	PPG Industries, Inc.	1,273,781	74,287
	United States Steel Corp.	913,714	70,913
	Ecolab, Inc.	1,440,497	69,893
	Rohm & Haas Co.	989,358	69,255
^	Vulcan Materials Co.	850,407	63,355
	Sigma-Aldrich Corp.	1,001,848	52,517
*	Owens-Illinois, Inc.	1,295,936	38,101
	CF Industries Holdings, Inc.	416,365	38,081
	Cleveland-Cliffs Inc.	701,874	37,157
^	Martin Marietta Materials, Inc.	321,006	35,946
	Celanese Corp. Series A	1,172,372	32,721
	Eastman Chemical Co.	593,053	32,654
	MeadWestvaco Corp.	1,350,668	31,484
	Airgas, Inc.	578,963	28,746
	Ball Corp.	721,725	28,501
	FMC Corp.	553,011	28,419
*	Crown Holdings, Inc.	1,247,660	27,711
	Sealed Air Corp.	1,245,737	27,394
*	Pactiv Corp.	1,015,636	25,218
	Sonoco Products Co.	772,807	22,937
	Lubrizol Corp.	529,372	22,837
	AK Steel Holding Corp.	869,752	22,544
	International Flavors & Fragrances, Inc.	563,013	22,217
	Steel Dynamics, Inc.	1,246,876	21,309
	Allegheny Technologies Inc.	707,222	20,898
	Terra Industries, Inc.	710,370	20,885
	AptarGroup Inc.	529,856	20,723
	Nalco Holding Co.	1,098,264	20,362
	Bemis Co., Inc.	773,991	20,217
	Reliance Steel & Aluminum Co.	510,043	19,366
*	Domtar Corp.	4,164,539	19,157
	Packaging Corp. of America	807,298	18,713
	RPM International, Inc.	947,427	18,323
	Albemarle Corp.	568,847	17,543
	Hercules, Inc.	836,155	16,548
	Valspar Corp.	740,813	16,513
	Cabot Corp.	500,575	15,908
	Commercial Metals Co.	887,558	14,991
	Huntsman Corp.	1,090,812	13,744
	Cytec Industries, Inc.	351,482	13,676

	Compass Minerals International, Inc.	252,061	13,205
	Ashland, Inc.	439,915	12,863
	Temple-Inland Inc.	826,487	12,612
	Greif Inc. Class A	185,463	12,170
	Olin Corp.	581,977	11,290
	Rock-Tenn Co.	282,072	11,277
	Silgan Holdings, Inc.	205,903	10,520
^	Titanium Metals Corp.	916,088	10,388
	Sensient Technologies Corp.	355,707	10,006
	Carpenter Technology Corp.	353,448	9,066
*	Rockwood Holdings, Inc.	344,792	8,847
	Royal Gold, Inc.	244,343	8,787
	Minerals Technologies, Inc.	147,333	8,746
	H.B. Fuller Co.	413,035	8,620
	Chemtura Corp.	1,881,750	8,581
*	W.R. Grace & Co.	560,803	8,479
	Scotts Miracle-Gro Co.	352,152	8,325
*	Century Aluminum Co.	296,528	8,211
	Worthington Industries, Inc.	527,059	7,874
*	Smurfit-Stone Container Corp.	1,617,354	7,602
	Eagle Materials, Inc.	339,463	7,594
	Louisiana-Pacific Corp.	805,209	7,488
	Texas Industries, Inc.	182,013	7,437
	Arch Chemicals, Inc.	195,714	6,909
	Ferro Corp.	340,807	6,850
	Schnitzer Steel Industries, Inc. Class A	169,463	6,650
*,^	Coeur d'Alene Mines Corp.	4,284,644	6,556
*	OM Group, Inc.	265,297	5,969
	Kaiser Aluminum Corp.	135,266	5,810
	NewMarket Corp.	109,301	5,745
	Deltic Timber Corp.	89,301	5,693
*,^	Calgon Carbon Corp.	279,064	5,682
*,^	Hecla Mining Co.	1,196,340	5,599
	AMCOL International Corp.	177,154	5,538
*	PolyOne Corp.	753,403	4,859
	Glatfelter	355,230	4,810
	Koppers Holdings, Inc.	128,289	4,799
*,^	Headwaters Inc.	355,264	4,743
*,^	Zoltek Cos., Inc.	260,260	4,453
	Wausau Paper Corp.	406,498	4,118
*	RTI International Metals, Inc.	201,559	3,943
*	Haynes International, Inc.	77,052	3,608
	Zep, Inc.	202,553	3,573
	Balchem Corp.	128,793	3,435
	A. Schulman Inc.	159,940	3,164
	Quaker Chemical Corp.	110,507	3,145
*,^	Stillwater Mining Co.	519,665	3,019
	Neenah Paper Inc.	145,089	2,873
*	Brush Engineered Materials Inc.	146,372	2,718
	Myers Industries, Inc.	201,423	2,540
	Spartech Corp.	253,203	2,507
*	Buckeye Technology, Inc.	297,596	2,437
^	Westlake Chemical Corp.	113,559	2,388

	Stepan Co.	42,853	2,338
	Schweitzer-Mauduit International, Inc.	116,603	2,214
	Olympic Steel, Inc.	72,638	2,142
	Innospec, Inc.	176,858	2,133
*,^	Altair Nanotechnology Inc.	883,693	2,121
	Innophos Holdings Inc.	83,009	2,024
*	Graphic Packaging Holding Co.	771,563	1,929
	Penford Corp.	107,302	1,898
	A.M. Castle & Co.	109,600	1,894
*,^	General Moly, Inc.	414,965	1,805
*	Horsehead Holding Corp.	281,625	1,662
	NL Industries, Inc.	161,497	1,659
^	American Vanguard Corp.	105,396	1,589
*	American Pacific Corp.	113,251	1,479
*,^	Flotek Industries, Inc.	132,134	1,453
*,^	GenTek, Inc.	50,484	1,298
*	Landec Corp.	149,874	1,227
*	U.S. Concrete, Inc.	262,709	1,174
*	Universal Stainless & Alloy Products, Inc.	44,082	1,126
*	LSB Industries, Inc.	80,691	1,118
	Great Northern Iron Ore Properties	16,193	1,117
*	Omnova Solutions Inc.	511,021	1,017
*	Allied Nevada Gold Corp.	177,659	1,016
*,^	AbitibiBowater, Inc.	257,456	996
*	ICO, Inc.	177,405	995
*	AEP Industries, Inc.	47,803	956
	Hawkins, Inc.	53,520	938
*	Mercer International Inc.	198,310	726
*	U.S. Gold Corp.	469,625	620
*	U.S. Energy Corp.	218,544	566
*	Material Sciences Corp.	89,953	517
*	Nonophase Technologies Corp.	316,118	411
*,^	General Steel Holdings, Inc.	40,800	291
	Georgia Gulf Corp.	106,240	266
*	Caraustar Industries, Inc.	142,992	214
*	Apex Silver Mines Ltd.	113,200	195
*	Constar International Inc.	305,040	189
*	Continental Materials Corp.	3,500	71
*	Chesapeake Corp. of Virginia	96,273	65
*	Rock of Ages Corp.	17,900	34
*	General Chemical Group Inc.	1	—
			3,633,844
Telecommunication Services (2.8%)
	AT&T Inc.	46,111,284	1,287,427
	Verizon Communications Inc.	22,124,158	709,964
	Sprint Nextel Corp.	21,546,199	131,432
*	American Tower Corp. Class A	3,077,970	110,715
*	Crown Castle International Corp.	2,083,733	60,366
*	NII Holdings Inc.	1,302,337	49,385
	Embarq Corp.	1,147,275	46,522
	Qwest Communications International Inc.	12,234,859	39,519
	Windstream Corp.	3,479,228	38,063
*,^	Level 3 Communications, Inc.	12,057,820	32,556

	Frontier Communications Corp.	2,519,858	28,978
	CenturyTel, Inc.	778,514	28,533
*	MetroPCS Communications Inc.	1,627,658	22,771
	Telephone & Data Systems, Inc.	557,175	19,919
*	SBA Communications Corp.	760,388	19,671
*	Leap Wireless International, Inc.	428,923	16,342
*	TW telecom, Inc.	1,086,794	11,292
	Telephone & Data Systems, Inc. - Special Common Shares	257,888	9,258
	FairPoint Communications, Inc.	818,343	7,095
*	U.S. Cellular Corp.	149,276	7,004
*	Premiere Global Services, Inc.	462,688	6,505
*	Cincinnati Bell Inc.	1,985,798	6,136
*	Syniverse Holdings Inc.	313,512	5,207
*	Centennial Communications Corp. Class A	766,471	4,783
*	Clearwire Corp.	385,090	4,575
	Alaska Communications Systems Holdings, Inc.	347,495	4,250
	Iowa Telecommunications Services Inc.	221,171	4,131
	NTELOS Holdings Corp.	147,203	3,958
*	General Communication, Inc.	343,179	3,178
	Shenandoah Telecommunications Co.	140,752	3,106
	Consolidated Communications Holdings, Inc.	203,161	3,064
*	Cbeyond Inc.	187,578	2,699
*	Cogent Communications Group, Inc.	331,363	2,558
*	Global Crossing Ltd.	144,473	2,190
*	iPCS, Inc.	89,614	1,996
	Atlantic Tele-Network, Inc.	66,289	1,856
	USA Mobility, Inc.	154,737	1,702
*,^	Fibertower Corp.	1,156,695	1,596
*	PAETEC Holding Corp.	693,130	1,490
*,^	Vonage Holdings Corp.	1,205,000	1,205
	Hickory Tech Corp.	202,790	1,178
*	ICO Global Communications (Holdings) Ltd.	1,004,861	1,095
	SureWest Communications	103,536	1,056
*	iBasis, Inc.	289,950	1,012
*,^	TerreStar Corp.	889,716	890
	Warwick Valley Telephone Co.	74,807	839
*,^	Globalstar, Inc.	410,571	698
	Arbinet Holdings, Inc.	251,630	687
*,^	8X8 Inc.	725,752	617
	D&E Communications, Inc.	62,105	469
*	IDT Corp. Class B	211,753	157
*	IDT Corp.	64,834	34
*	LCC International, Inc. Class A	98,215	5
			2,751,734
Utilities (3.7%)
	Exelon Corp.	5,091,414	318,824
	Southern Co.	5,954,514	224,426
	Dominion Resources, Inc.	4,485,956	191,909
	Duke Energy Corp.	9,814,836	171,073
	FirstEnergy Corp.	2,365,973	158,497
	FPL Group, Inc.	3,009,136	151,360
	Entergy Corp.	1,487,307	132,385
	Public Service Enterprise Group, Inc.	3,946,582	129,408

	American Electric Power Co., Inc.	3,116,855	115,573
	PPL Corp.	2,895,257	107,182
	PG&E Corp.	2,815,981	105,459
	Edison International	2,402,503	95,860
	Sempra Energy	1,845,887	93,162
	Consolidated Edison Inc.	2,116,044	90,905
	Progress Energy, Inc.	1,926,888	83,107
	Xcel Energy, Inc.	3,345,160	66,870
	Ameren Corp.	1,627,501	63,521
*	AES Corp.	5,218,783	61,008
	Questar Corp.	1,345,338	55,051
	DTE Energy Co.	1,268,239	50,882
	Allegheny Energy, Inc.	1,305,950	48,020
*	NRG Energy, Inc.	1,742,284	43,122
	Wisconsin Energy Corp.	908,161	40,776
	MDU Resources Group, Inc.	1,349,010	39,121
	Pepco Holdings, Inc.	1,565,479	35,865
	CenterPoint Energy Inc.	2,423,914	35,316
	Equitable Resources, Inc.	957,319	35,124
	Constellation Energy Group, Inc.	1,386,403	33,690
	SCANA Corp.	862,297	33,569
	NiSource, Inc.	2,132,528	31,476
	Northeast Utilities	1,207,877	30,982
	Integrys Energy Group, Inc.	594,597	29,694
*	Mirant Corp.	1,608,027	29,411
	NSTAR	829,377	27,784
	Alliant Energy Corp.	859,248	27,676
	Pinnacle West Capital Corp.	781,410	26,888
	Puget Energy, Inc.	1,006,864	26,883
	ONEOK, Inc.	769,789	26,481
	TECO Energy, Inc.	1,636,482	25,742
	National Fuel Gas Co.	568,208	23,967
	Energen Corp.	528,863	23,947
	OGE Energy Corp.	716,057	22,112
	DPL Inc.	883,653	21,915
	CMS Energy Corp.	1,754,691	21,881
	UGI Corp. Holding Co.	830,544	21,411
	Great Plains Energy, Inc.	922,325	20,430
	ITC Holdings Corp.	384,031	19,881
*	Reliant Energy, Inc.	2,687,230	19,751
	Hawaiian Electric Industries Inc.	654,768	18,995
	Westar Energy, Inc.	816,229	18,806
	AGL Resources Inc.	595,570	18,689
	Atmos Energy Corp.	701,209	18,666
^	Aqua America, Inc.	1,039,505	18,482
^	Piedmont Natural Gas, Inc.	570,284	18,226
	Sierra Pacific Resources	1,821,150	17,447
	Vectren Corp.	594,681	16,562
	Nicor Inc.	351,134	15,573
*	Dynegy, Inc.	3,903,625	13,975
	WGL Holdings Inc.	385,723	12,517
	Cleco Corp.	470,072	11,869
	New Jersey Resources Corp.	326,705	11,725

Portland General Electric Co.	487,766	11,541
Northwest Natural Gas Co.	205,744	10,699
IDACORP, Inc.	351,434	10,223
Southwest Gas Corp.	337,137	10,202
Black Hills Corp.	299,879	9,317
ALLETE, Inc.	204,100	9,082
Avista Corp.	411,988	8,944
South Jersey Industries, Inc.	232,152	8,288
UniSource Energy Corp.	269,051	7,854
The Laclede Group, Inc.	161,589	7,835

	NorthWestern Corp.			303,827	7,635
*	El Paso Electric Co.			350,027	7,351
	UIL Holdings Corp.			187,399	6,433
	PNM Resources Inc.			619,436	6,343
	Ormat Technologies Inc.			162,392	5,900
	American States Water Co.			145,392	5,598
	California Water Service Group			142,945	5,503
	MGE Energy, Inc.			141,648	5,036
	Empire District Electric Co.			220,210	4,701
	CH Energy Group, Inc.			104,895	4,570
	EnergySouth, Inc.			69,405	4,264
	SJW Corp.			124,029	3,717
^	Southwest Water Co.			215,406	2,746
	Connecticut Water Services, Inc.			93,065	2,694
^	Consolidated Water Co., Ltd.			132,857	2,261
	Central Vermont Public Service Corp.			96,413	2,260
	Chesapeake Utilities Corp.			63,044	2,094
	Middlesex Water Co.			106,728	1,865
*	Cadiz Inc.			48,922	933
	The York Water Co.			73,479	910
*	Maine & Maritimes Corp.			27,084	892
*,^	Synthesis Energy Systems, Inc.			159,375	773
	Unitil Corp.			15,307	399
*	Renegy Holdings, Inc.			10,943	23
					3,679,795
Total Common Stocks (Cost $98,843,016)					98,309,051
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (1.8%)
U.S. Agency Obligations (0.0%)
[1,2]	Federal Home Loan Bank	2.432%	10/15/08	20,000	19,975
[1,2]	Federal Home Loan Bank	2.576%	11/24/08	12,000	11,941
	U.S. Treasury Bill	1.787%	12/18/08	100	100
					32,016
Money Market Fund (1.8%)
[3,4]	Vanguard Market Liquidity Fund	2.296%		1,720,697,907	1,720,698

Total Temporary Cash Investments (Cost $1,752,733)	1,752,714
Total Investments (101.4%) (Cost $100,595,749)	100,061,765
[4] Other Assets and Liabilities-Net (-1.4%)	(1,425,010)
Net Assets (100%)	98,636,755

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,284,378,000.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
2	Securities with a value of $31,916,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $1,310,570,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $100,595,749,000. Net unrealized depreciation of investment securities for tax purposes was $533,984,000, consisting of unrealized gains of $14,901,340,000 on securities that had risen in value since their purchase and $15,435,324,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	937	273,838	(21,556)
E-mini S&P 500 Index	1050	61,373	(149)
S&P MidCap 400 Index	82	29,942	(1,120)
Russell 2000 Index	120	8,141	(389)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

	Investments in	Futures
	Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1- Quoted prices	100,029,595	(23,214)
Level 2- Other significant observable inputs	32,170	-
Level 3- Significant unobservable inputs	-	-
Total	100,061,765	(23,214)

Vanguard Value Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000
Common Stocks (100.1%)
Consumer Discretionary (7.5%)
	The Walt Disney Co.	3,352,274	102,881
	Time Warner, Inc.	6,627,739	86,890
	Home Depot, Inc.	3,130,159	81,040
	McDonald's Corp.	1,049,652	64,764
	Carnival Corp.	809,135	28,603
	The Gap, Inc.	951,620	16,920
	Harley-Davidson, Inc.	437,864	16,332
	Fortune Brands, Inc.	284,460	16,317
	CBS Corp.	1,094,739	15,961
	Macy's Inc.	779,991	14,024
	H & R Block, Inc.	602,249	13,581
	J.C. Penney Co., Inc. (Holding Co.)	390,675	13,025
	VF Corp.	161,474	12,484
	Genuine Parts Co.	303,733	12,213
	Mattel, Inc.	669,685	12,081
	Whirlpool Corp.	139,228	11,039
	Sherwin-Williams Co.	187,687	10,728
	Limited Brands, Inc.	568,622	9,849
	Ross Stores, Inc.	247,060	9,094
	Newell Rubbermaid, Inc.	513,436	8,862
*,^	Ford Motor Co.	1,608,750	8,366
	Eastman Kodak Co.	534,366	8,219
	Hasbro, Inc.	231,319	8,031
*,^	Mohawk Industries, Inc.	107,643	7,254
	Gannett Co., Inc.	424,039	7,170
	BorgWarner, Inc.	214,865	7,041
	Darden Restaurants Inc.	245,633	7,032
	Advance Auto Parts, Inc.	176,682	7,007
	Black & Decker Corp.	113,110	6,871
	D. R. Horton, Inc.	527,088	6,863
	Leggett & Platt, Inc.	308,381	6,720
	Washington Post Co. Class B	11,424	6,360
*	O'Reilly Automotive, Inc.	236,675	6,336
*,^	Sears Holdings Corp.	67,243	6,287
*	Dollar Tree, Inc.	166,840	6,066
	Scripps Networks Interactive	163,593	5,940
	PetSmart, Inc.	236,039	5,833
	Family Dollar Stores, Inc.	246,073	5,832
	The Stanley Works	130,488	5,447
^	Royal Caribbean Cruises, Ltd.	256,497	5,322
	Wyndham Worldwide Corp.	327,610	5,147
	Foot Locker, Inc.	286,117	4,624
	Autoliv, Inc.	134,885	4,552
*	Interpublic Group of Cos., Inc.	569,540	4,414
	Tiffany & Co.	116,784	4,148

	Virgin Media Inc.	517,060	4,085
	RadioShack Corp.	231,462	4,000
^	General Motors Corp.	418,819	3,958
	WABCO Holdings Inc.	109,011	3,874
	Centex Corp.	229,192	3,713
	Lennar Corp. Class A	240,067	3,647
^	New York Times Co. Class A	252,421	3,607
	American Eagle Outfitters, Inc.	223,637	3,410
	Brinker International, Inc.	188,169	3,366
*	Toll Brothers, Inc.	124,653	3,145
*	Office Depot, Inc.	507,400	2,953
*,^	AutoNation, Inc.	248,136	2,789
	KB Home	141,527	2,785
*	Expedia, Inc.	181,689	2,745
	Williams-Sonoma, Inc.	165,643	2,680
	Pulte Homes, Inc.	141,140	1,972
*	Wendy's/Arby's Group, Inc.	317,866	1,672
			767,971
Consumer Staples (9.4%)
	Philip Morris International Inc.	3,906,814	187,918
	The Procter & Gamble Co.	1,979,118	137,925
	Kraft Foods Inc.	2,695,371	88,273
	Altria Group, Inc.	3,879,069	76,961
	The Coca-Cola Co.	1,355,123	71,659
	Kimberly-Clark Corp.	774,933	50,247
	General Mills, Inc.	620,742	42,657
	Anheuser-Busch Cos., Inc.	462,350	29,997
	H.J. Heinz Co.	583,876	29,141
	Safeway, Inc.	811,054	19,238
	UST, Inc.	273,704	18,212
	ConAgra Foods, Inc.	902,890	17,570
	Sara Lee Corp.	1,307,831	16,518
	The Kroger Co.	580,873	15,962
	Reynolds American Inc.	328,023	15,948
	Bunge Ltd.	224,926	14,211
	Lorillard, Inc.	161,163	11,467
	Molson Coors Brewing Co. Class B	227,805	10,650
	Campbell Soup Co.	274,436	10,593
	Kellogg Co.	172,048	9,652
	Coca-Cola Enterprises, Inc.	542,412	9,096
	SuperValu Inc.	393,943	8,549
	McCormick & Co., Inc.	213,720	8,218
	The Clorox Co.	127,796	8,012
*	Constellation Brands, Inc. Class A	358,470	7,693
	The Pepsi Bottling Group, Inc.	263,143	7,676
	The Hershey Co.	190,027	7,514
*	Ralcorp Holdings, Inc.	104,100	7,017
	Tyson Foods, Inc.	536,247	6,403
	Hormel Foods Corp.	138,506	5,025
	Brown-Forman Corp. Class B	65,413	4,697
*	Smithfield Foods, Inc.	224,633	3,567

PepsiAmericas, Inc.	117,903	2,443
960,709
Energy (16.2%)

	ExxonMobil Corp.	9,786,310	760,005
	Chevron Corp.	3,830,948	315,977
	ConocoPhillips Co.	2,714,018	198,802
	Devon Energy Corp.	785,025	71,594
	Apache Corp.	617,805	64,425
	Marathon Oil Corp.	1,311,090	52,273
	Anadarko Petroleum Corp.	866,939	42,055
	Spectra Energy Corp.	1,172,661	27,909
	Valero Energy Corp.	636,137	19,275
	Noble Energy, Inc.	318,827	17,724
	El Paso Corp.	1,300,371	16,593
	Pioneer Natural Resources Co.	221,611	11,586
	BJ Services Co.	544,920	10,424
*	Newfield Exploration Co.	244,295	7,815
*	Forest Oil Corp.	156,233	7,749
	Sunoco, Inc.	216,653	7,708
	Cimarex Energy Co.	153,567	7,511
*	Nabors Industries, Inc.	260,992	6,504
*	Kinder Morgan Management, LLC	124,994	6,150
^	Tesoro Corp.	254,659	4,199
	Patterson-UTI Energy, Inc.	186,328	3,730
*	Plains Exploration & Production Co.	99,735	3,507
	Cabot Oil & Gas Corp.	63,177	2,283
	Rowan Cos., Inc.	73,267	2,238
			1,668,036
Financials (26.7%)
	JPMorgan Chase & Co.	6,780,737	316,660
	Bank of America Corp.	8,444,197	295,547
	Wells Fargo & Co.	5,811,134	218,092
	Citigroup, Inc.	9,723,590	199,431
	U.S. Bancorp	3,223,761	116,120
	The Goldman Sachs Group, Inc.	724,138	92,690
	Merrill Lynch & Co., Inc.	2,885,233	72,996
	MetLife, Inc.	1,271,674	71,214
	Prudential Financial, Inc.	803,807	57,874
	The Travelers Cos., Inc.	1,119,912	50,620
	PNC Financial Services Group	640,445	47,841
	The Allstate Corp.	968,916	44,686
	Morgan Stanley	1,845,358	42,443
^	BB&T Corp.	1,012,576	38,275
	The Chubb Corp.	676,718	37,152
	Capital One Financial Corp.	695,144	35,452
	Ace Ltd.	616,881	33,392
	Marsh & McLennan Cos., Inc.	947,779	30,101
	SunTrust Banks, Inc.	617,819	27,796
	Loews Corp.	606,062	23,933
	The Hartford Financial Services Group Inc.	583,005	23,897
	Vornado Realty Trust REIT	256,041	23,287
	Aon Corp.	497,923	22,387

	Equity Residential REIT	500,944	22,247
	The Principal Financial Group, Inc.	479,392	20,849
	Progressive Corp. of Ohio	1,191,990	20,741
	Lincoln National Corp.	480,240	20,559
	HCP, Inc. REIT	462,307	18,552
	Unum Group	641,197	16,094
	Hudson City Bancorp, Inc.	864,934	15,958
	Plum Creek Timber Co. Inc. REIT	316,756	15,793
	State Street Corp.	276,356	15,719
	Ameriprise Financial, Inc.	411,191	15,707
	Leucadia National Corp.	344,558	15,657
	Kimco Realty Corp. REIT	422,640	15,612
	Invesco, Ltd.	717,922	15,062
	American International Group, Inc.	4,436,488	14,773
	Simon Property Group, Inc. REIT	145,781	14,141
	Avalonbay Communities, Inc. REIT	142,670	14,042
	Wachovia Corp.	3,999,359	13,998
	Annaly Mortgage Management Inc. REIT	978,637	13,163
	Ventas, Inc. REIT	256,682	12,685
	Regions Financial Corp.	1,286,527	12,351
	People's United Financial Inc.	641,505	12,349
	Host Hotels & Resorts Inc. REIT	918,086	12,201
^	M & T Bank Corp.	132,682	11,842
	Fifth Third Bancorp	957,761	11,397
	Discover Financial Services	799,912	11,055
	KeyCorp	898,450	10,727
*	SLM Corp.	865,594	10,681
	Assurant, Inc.	186,319	10,248
	New York Community Bancorp, Inc.	604,524	10,150
	XL Capital Ltd. Class A	563,803	10,115
	Torchmark Corp.	166,435	9,953
	Everest Re Group, Ltd.	114,821	9,935
	Legg Mason Inc.	257,983	9,819
*,^	American Capital Ltd.	376,099	9,594
	Health Care Inc. REIT	180,010	9,582
	Federal Realty Investment Trust REIT	108,876	9,320
	Northern Trust Corp.	128,488	9,277
	Comerica, Inc.	278,989	9,148
	Marshall & Ilsley Corp.	432,243	8,710
	Regency Centers Corp. REIT	129,527	8,638
	The Macerich Co. REIT	134,461	8,558
	Willis Group Holdings Ltd.	261,873	8,448
	Axis Capital Holdings Ltd.	261,989	8,308
	AMB Property Corp. REIT	181,665	8,229
	Cincinnati Financial Corp.	287,415	8,174
^	Zions Bancorp	199,322	7,714
	Boston Properties, Inc. REIT	77,539	7,262
	White Mountains Insurance Group Inc.	15,036	7,063
	Developers Diversified Realty Corp. REIT	222,072	7,037
	SL Green Realty Corp. REIT	108,219	7,013
	Genworth Financial Inc.	802,617	6,911
	PartnerRe Ltd.	100,566	6,848

	General Growth Properties Inc. REIT	446,148	6,737
	Duke Realty Corp. REIT	271,505	6,674
	W.R. Berkley Corp.	280,648	6,609
	Liberty Property Trust REIT	171,542	6,459
	UDR, Inc. REIT	237,303	6,205
*	Markel Corp.	17,470	6,141
*	Arch Capital Group Ltd.	83,154	6,073
	RenaissanceRe Holdings Ltd.	113,626	5,909
	Raymond James Financial, Inc.	176,368	5,817
	Apartment Investment & Management Co. Class A REIT	165,911	5,810
	HCC Insurance Holdings, Inc.	213,102	5,754
	Fidelity National Financial, Inc. Class A	375,736	5,523
	Synovus Financial Corp.	519,168	5,373
	Commerce Bancshares, Inc.	113,097	5,248
	Old Republic International Corp.	405,546	5,171
^	Huntington Bancshares Inc.	643,494	5,141
	Weingarten Realty Investors REIT	140,120	4,998
	Federated Investors, Inc.	169,707	4,893
	Camden Property Trust REIT	98,262	4,506
	Associated Banc-Corp.	223,785	4,464
^	MBIA, Inc.	372,401	4,432
*,^	The St. Joe Co.	111,568	4,361
	First American Corp.	145,320	4,287
	CapitalSource Inc. REIT	344,960	4,243
	Nationwide Financial Services, Inc.	85,278	4,207
^	Popular, Inc.	494,112	4,096
	City National Corp.	75,259	4,087
	American Financial Group, Inc.	135,682	4,003
	Sovereign Bancorp, Inc.	1,006,817	3,977
	TCF Financial Corp.	210,661	3,792
	CIT Group Inc.	524,694	3,652
	Hospitality Properties Trust REIT	174,573	3,582
^	Allied Capital Corp.	330,600	3,570
	Protective Life Corp.	122,727	3,499
	First Horizon National Corp.	356,458	3,386
*,^	Reinsurance Group of America, Incorp. Class A	57,900	3,127
	Fannie Mae	1,989,863	3,044
	TFS Financial Corp.	214,420	2,685
	Transatlantic Holdings, Inc.	49,320	2,681
^	National City Corp.	1,338,404	2,342
	Forest City Enterprise Class A	76,330	2,341
	BOK Financial Corp.	43,655	2,113
	Freddie Mac	1,200,336	2,053
*	Reinsurance Group of America, Inc. Group-B	41,159	1,952
	Student Loan Corp.	7,403	688
^	Washington Mutual, Inc.	938,436	77
			2,737,677
Health Care (13.2%)
	Johnson & Johnson	5,219,729	361,623
	Pfizer Inc.	12,530,389	231,060
	Merck & Co., Inc.	3,975,718	125,474

	Abbott Laboratories	1,857,923	106,979
	Wyeth	2,469,556	91,225
	Eli Lilly & Co.	1,895,283	83,449
	Bristol-Myers Squibb Co.	3,666,552	76,448
	Covidien Ltd.	917,871	49,345
	Cardinal Health, Inc.	661,137	32,581
*	Boston Scientific Corp.	2,495,088	30,615
*	WellPoint Inc.	633,555	29,631
	CIGNA Corp.	519,980	17,669
	Quest Diagnostics, Inc.	306,509	15,837
	AmerisourceBergen Corp.	298,542	11,240
*	Humana Inc.	203,893	8,400
*	Forest Laboratories, Inc.	282,479	7,989
*	Invitrogen Corp.	173,082	6,542
	Omnicare, Inc.	225,491	6,487
*	Mylan Inc.	563,620	6,437
*	Cephalon, Inc.	81,462	6,312
*	Barr Pharmaceuticals Inc.	95,017	6,205
*	Hospira, Inc.	147,064	5,618
	Beckman Coulter, Inc.	75,511	5,361
*	Community Health Systems, Inc.	178,683	5,237
*	Health Net Inc.	198,911	4,694
*	King Pharmaceuticals, Inc.	457,887	4,387
*	Lincare Holdings, Inc.	135,245	4,070
	Applied Biosystems Inc.	109,659	3,756
*	Charles River Laboratories, Inc.	62,995	3,498
^	Brookdale Senior Living Inc.	66,312	1,458
*	WellCare Health Plans Inc.	27,303	983
			1,350,610
Industrials (9.4%)
	General Electric Co.	18,461,443	470,767
	Union Pacific Corp.	917,351	65,279
	United Parcel Service, Inc.	825,676	51,927
	Norfolk Southern Corp.	695,822	46,070
	Northrop Grumman Corp.	602,084	36,450
	Illinois Tool Works, Inc.	774,897	34,444
	Waste Management, Inc.	909,016	28,625
	Ingersoll-Rand Co.	589,060	18,361
	Parker Hannifin Corp.	310,478	16,455
	Eaton Corp.	289,459	16,262
	Dover Corp.	350,524	14,214
	Cooper Industries, Inc. Class A	322,624	12,889
	Pitney Bowes, Inc.	384,111	12,776
	Masco Corp.	682,436	12,243
	W.W. Grainger, Inc.	120,513	10,481
	Republic Services, Inc. Class A	337,337	10,113
	R.R. Donnelley & Sons Co.	393,649	9,656
	Rockwell Automation, Inc.	258,502	9,652
	Goodrich Corp.	231,932	9,648
*	Allied Waste Industries, Inc.	721,090	8,011
	Avery Dennison Corp.	177,511	7,896
	Pall Corp.	227,415	7,821

	SPX Corp.	99,007	7,624
	Cintas Corp.	256,423	7,362
	Ryder System, Inc.	106,578	6,608
	Manpower Inc.	147,156	6,351
	Pentair, Inc.	174,472	6,032
	Equifax, Inc.	119,620	4,121
*	Owens Corning Inc.	145,885	3,488
*	Delta Air Lines Inc.	354,055	2,638
*	USG Corp.	89,112	2,281
*	Hertz Global Holdings Inc.	269,812	2,042
	Oshkosh Truck Corp.	139,204	1,832
			960,419
Information Technology (2.1%)
	Motorola, Inc.	4,178,735	29,836
	Tyco Electronics Ltd.	921,420	25,487
	Xerox Corp.	1,665,182	19,200
	Xilinx, Inc.	516,734	12,117
*	Computer Sciences Corp.	279,662	11,223
*	Flextronics International Ltd.	1,550,841	10,980
	Seagate Technology	898,704	10,892
	Microchip Technology, Inc.	342,955	10,093
	KLA-Tencor Corp.	315,325	9,980
	Fidelity National Information Services, Inc.	361,748	6,678
*	LSI Corp.	1,182,044	6,336
*	Arrow Electronics, Inc.	227,086	5,954
*	Lexmark International, Inc.	176,093	5,735
*	Western Digital Corp.	266,096	5,673
	Lender Processing Services, Inc.	179,268	5,471
*	Synopsys, Inc.	263,175	5,250
*	Ingram Micro, Inc. Class A	280,997	4,516
*	NCR Corp.	202,176	4,458
*	Avnet, Inc.	180,811	4,453
	Intersil Corp.	229,823	3,811
*	Novellus Systems, Inc.	185,376	3,641
*	McAfee Inc.	104,118	3,536
*	Cadence Design Systems, Inc.	478,613	3,235
	Jabil Circuit, Inc.	330,265	3,151
	Molex, Inc. Class A	140,766	2,929
*	Tellabs, Inc.	701,109	2,847
*	Advanced Micro Devices, Inc.	394,858	2,073
	Seagate Technology Inc. - Escrow	68,126	—
			219,555
Materials (3.7%)
	E.I. du Pont de Nemours & Co.	1,668,224	67,229
	Dow Chemical Co.	1,723,232	54,764
	Freeport-McMoRan Copper & Gold, Inc. Class B	709,728	40,348
	Alcoa Inc.	1,509,165	34,077
	Weyerhaeuser Co.	391,298	23,705
	International Paper Co.	752,407	19,698
	PPG Industries, Inc.	303,751	17,715
	Rohm & Haas Co.	235,795	16,506
^	Vulcan Materials Co.	202,863	15,113

	Eastman Chemical Co.	141,272	7,778
	MeadWestvaco Corp.	322,114	7,508
	Airgas, Inc.	137,958	6,850
	Ball Corp.	171,880	6,788
	Sealed Air Corp.	296,944	6,530
	Sonoco Products Co.	184,120	5,465
	Lubrizol Corp.	126,295	5,448
	International Flavors & Fragrances, Inc.	133,978	5,287
	Steel Dynamics, Inc.	296,931	5,075
	Celanese Corp. Series A	181,343	5,061
	Bemis Co., Inc.	184,775	4,826
*	Domtar Corp.	991,108	4,559
	FMC Corp.	85,597	4,399
	Commercial Metals Co.	211,899	3,579
	Ashland, Inc.	104,581	3,058
*	Pactiv Corp.	121,607	3,019
	Reliance Steel & Aluminum Co.	60,879	2,312
	Huntsman Corp.	152,129	1,917
			378,614
Telecommunication Services (5.5%)
	AT&T Inc.	11,003,822	307,227
	Verizon Communications Inc.	5,279,811	169,429
	Sprint Nextel Corp.	5,140,557	31,357
	Embarq Corp.	273,564	11,093
	Qwest Communications International Inc.	2,918,752	9,428
	Windstream Corp.	829,362	9,073
	Frontier Communications Corp.	601,236	6,914
	CenturyTel, Inc.	185,729	6,807
*,^	Level 3 Communications, Inc.	1,441,005	3,891
	Telephone & Data Systems, Inc.	98,711	3,529
	Telephone & Data Systems, Inc. - Special Common Shares	96,134	3,451
*	U.S. Cellular Corp.	35,155	1,649
			563,848
Utilities (6.4%)
	Southern Co.	1,420,902	53,554
	Dominion Resources, Inc.	1,070,430	45,793
	Duke Energy Corp.	2,341,961	40,820
	Exelon Corp.	607,345	38,032
	FirstEnergy Corp.	564,472	37,814
	FPL Group, Inc.	717,919	36,111
	Entergy Corp.	354,760	31,577
	Public Service Enterprise Group, Inc.	942,084	30,891
	American Electric Power Co., Inc.	743,907	27,584
	PPL Corp.	690,949	25,579
	PG&E Corp.	672,112	25,171
	Edison International	573,235	22,872
	Sempra Energy	440,488	22,231
	Consolidated Edison Inc.	504,963	21,693
	Progress Energy, Inc.	459,673	19,826
	Xcel Energy, Inc.	797,639	15,945
	Ameren Corp.	387,692	15,132

DTE Energy Co.	302,507	12,137
Wisconsin Energy Corp.	216,732	9,731
MDU Resources Group, Inc.	322,072	9,340
Pepco Holdings, Inc.	373,451	8,556
CenterPoint Energy Inc.	578,211	8,424
	SCANA Corp.	205,299	7,992
	NiSource, Inc.	508,466	7,505
	Northeast Utilities	288,169	7,392
	Integrys Energy Group, Inc.	141,467	7,065
*	Mirant Corp.	383,904	7,022
	NSTAR	197,667	6,622
	Alliant Energy Corp.	204,403	6,584
	Pinnacle West Capital Corp.	186,221	6,408
	ONEOK, Inc.	183,322	6,306
	TECO Energy, Inc.	389,969	6,134
	National Fuel Gas Co.	135,527	5,716
	DPL Inc.	210,151	5,212
	CMS Energy Corp.	416,695	5,196
	Questar Corp.	112,089	4,587
	Sierra Pacific Resources	434,438	4,162
	Energen Corp.	62,772	2,842
*	Dynegy, Inc.	606,404	2,171
			657,729
Total Common Stocks (Cost $11,336,049)			10,265,168

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investment (0.7%)
[1,2]	Vanguard Market Liquidity Fund (Cost $76,089)	2.296%	76,088,587	76,089

Total Investments (100.8%) (Cost $11,412,138)	10,341,257
[2] Other Assets and Liabilities-Net (-0.8%)	(81,992)
Net Assets (100%)	10,259,265

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $66,186,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $69,803,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $11,412,138,000. Net unrealized depreciation of investment securities for tax purposes was $1,070,881,000, consisting of unrealized gains of $1,131,764,000 on securities that had risen in value since their purchase and $2,202,645,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Growth Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000
Common Stocks (100.0%)
Consumer Discretionary (10.3%)
	Target Corp.	1,963,895	96,329
	McDonald's Corp.	1,485,694	91,667
	Lowe's Cos., Inc.	3,832,544	90,793
	Comcast Corp. Special Class A	3,771,120	74,366
	Comcast Corp. Class A	3,699,090	72,613
	NIKE, Inc. Class B	965,485	64,591
*	Amazon.com, Inc.	821,152	59,747
	News Corp., Class A	4,767,053	57,157
	Johnson Controls, Inc.	1,555,554	47,180
*	DIRECTV Group, Inc.	1,802,262	47,165
	Staples, Inc.	1,840,508	41,411
	Yum! Brands, Inc.	1,241,790	40,495
*	Viacom Inc. Class B	1,432,917	35,594
*	Kohl's Corp.	769,269	35,448
	Best Buy Co., Inc.	917,586	34,409
	TJX Cos., Inc.	1,113,328	33,979
	Omnicom Group Inc.	839,635	32,376
*	Liberty Media Corp.	1,292,144	32,265
*	Starbucks Corp.	1,908,397	28,378
	The McGraw-Hill Cos., Inc.	842,269	26,624
*	Coach, Inc.	894,628	22,401
*	Apollo Group, Inc. Class A	373,866	22,170
*	Bed Bath & Beyond, Inc.	678,701	21,318
	Marriott International, Inc. Class A	741,376	19,343
*	Liberty Media Corp.-Interactive Series A	1,479,392	19,099
*	Liberty Global, Inc. Series C	558,835	15,698
	Cablevision Systems NY Group Class A	612,017	15,398
	Tim Hortons, Inc.	484,118	14,344
*	AutoZone Inc.	116,050	14,314
	News Corp., Class B	1,151,308	13,988
	International Game Technology	811,591	13,943
*	GameStop Corp. Class A	406,547	13,908
	Starwood Hotels & Resorts Worldwide, Inc.	489,404	13,772
^	Wynn Resorts Ltd.	161,189	13,159
	Nordstrom, Inc.	430,514	12,407
*,^	Ford Motor Co.	2,276,573	11,838
*	DISH Network Corp.	552,652	11,606
*	Time Warner Cable, Inc.	472,868	11,443
*,^	Garmin Ltd.	310,908	10,552
*,^	Las Vegas Sands Corp.	279,448	10,091
	Polo Ralph Lauren Corp.	147,163	9,807
*	Urban Outfitters, Inc.	306,308	9,762
*	The Goodyear Tire & Rubber Co.	599,010	9,171
	Abercrombie & Fitch Co.	226,520	8,936
*,^	Sears Holdings Corp.	95,054	8,888

*	Liberty Global, Inc. Class A	283,889	8,602
*	ITT Educational Services, Inc.	101,753	8,233
*,^	CarMax, Inc.	573,167	8,024
*,^	MGM Mirage, Inc.	256,171	7,301
*	Priceline.com, Inc.	95,905	6,563
	Burger King Holdings Inc.	247,709	6,084
*	NVR, Inc.	10,406	5,952
*,^	Lamar Advertising Co. Class A	192,045	5,932
	Tiffany & Co.	165,335	5,873
^	General Motors Corp.	594,795	5,621
	Pulte Homes, Inc.	373,346	5,216
	Guess ?, Inc.	149,632	5,206
*	Penn National Gaming, Inc.	194,035	5,156
*	Discovery Communications Inc. Class C	362,711	5,136
*	Discovery Communications Inc. Class A	351,717	5,012
	Harman International Industries, Inc.	145,057	4,942
*	Toll Brothers, Inc.	176,834	4,462
*	Sirius XM Radio Inc.	7,021,241	4,002
*	Expedia, Inc.	256,577	3,877
	Weight Watchers International, Inc.	93,192	3,411
*	Interpublic Group of Cos., Inc.	433,697	3,361
	American Eagle Outfitters, Inc.	170,206	2,596
*	CTC Media, Inc.	119,933	1,799
*	Clear Channel Outdoor Holdings, Inc. Class A	106,768	1,461
			1,513,765
Consumer Staples (13.8%)
	Wal-Mart Stores, Inc.	6,216,370	372,298
	The Procter & Gamble Co.	5,202,094	362,534
	PepsiCo, Inc.	4,157,788	296,326
	The Coca-Cola Co.	3,562,107	188,364
	CVS/Caremark Corp.	3,746,981	126,123
	Colgate-Palmolive Co.	1,331,188	100,305
	Walgreen Co.	2,596,381	80,384
	Anheuser-Busch Cos., Inc.	1,214,958	78,827
	Costco Wholesale Corp.	1,135,667	73,739
	Sysco Corp.	1,574,534	48,543
	Avon Products, Inc.	1,118,703	46,505
	Wm. Wrigley Jr. Co.	475,194	37,730
	Archer-Daniels-Midland Co.	1,519,186	33,285
	Kellogg Co.	451,787	25,345
	The Kroger Co.	822,368	22,599
*	Dr. Pepper Snapple Group, Inc.	663,151	17,560
	Lorillard, Inc.	228,065	16,227
	The Estee Lauder Cos. Inc. Class A	272,158	13,583
*	Energizer Holdings, Inc.	143,163	11,532
	The Clorox Co.	180,605	11,322
	Church & Dwight, Inc.	174,311	10,823
*	Dean Foods Co.	398,607	9,311
	Campbell Soup Co.	208,866	8,062
^	Whole Foods Market, Inc.	368,072	7,373
*,^	Hansen Natural Corp.	196,931	5,957
	The Hershey Co.	145,113	5,738

	Wm. Wrigley Jr. Co. Class B	62,668	4,951
	Brown-Forman Corp. Class B	49,884	3,582
*,^	Bare Escentuals, Inc.	144,001	1,565
			2,020,493
Energy (9.8%)
	Schlumberger Ltd.	3,127,536	244,229
	Occidental Petroleum Corp.	2,151,498	151,573
*	Transocean, Inc.	835,895	91,815
	Halliburton Co.	2,286,808	74,070
	XTO Energy, Inc.	1,439,979	66,988
	Hess Corp.	761,888	62,536
	EOG Resources, Inc.	650,871	58,227
*	National Oilwell Varco Inc.	1,088,282	54,664
	Baker Hughes, Inc.	807,384	48,879
	Chesapeake Energy Corp.	1,345,692	48,256
*	Weatherford International Ltd.	1,778,485	44,711
	Williams Cos., Inc.	1,531,974	36,231
	Smith International, Inc.	573,536	33,632
	Peabody Energy Corp.	711,718	32,027
	Noble Corp.	704,480	30,927
	Murphy Oil Corp.	473,104	30,345
*	Southwestern Energy Co.	896,398	27,376
*	Ultra Petroleum Corp.	400,805	22,181
	CONSOL Energy, Inc.	479,073	21,985
*	Cameron International Corp.	567,970	21,890
	ENSCO International, Inc.	378,381	21,806
	Diamond Offshore Drilling, Inc.	182,114	18,769
	Range Resources Corp.	404,473	17,340
*	FMC Technologies Inc.	335,614	15,623
	Valero Energy Corp.	485,256	14,703
*	Petrohawk Energy Corp.	648,082	14,018
*	Pride International, Inc.	440,060	13,030
	Arch Coal, Inc.	377,969	12,431
*	Denbury Resources, Inc.	644,804	12,277
	Helmerich & Payne, Inc.	273,476	11,811
*	Alpha Natural Resources, Inc.	184,201	9,473
*	Nabors Industries, Inc.	368,990	9,195
	Massey Energy Co.	211,178	7,533
	Walter Industries, Inc.	145,160	6,888
	Cabot Oil & Gas Corp.	167,168	6,041
	Rowan Cos., Inc.	192,165	5,871
*	Quicksilver Resources, Inc.	270,605	5,312
*	Exterran Holdings, Inc.	163,722	5,233
*	Continental Resources, Inc.	133,149	5,223
	Frontier Oil Corp.	272,883	5,026
*	Plains Exploration & Production Co.	141,044	4,959
*	IHS Inc. Class A	95,777	4,563
*	SandRidge Energy, Inc.	191,869	3,761
	Patterson-UTI Energy, Inc.	141,899	2,841

*	CNX Gas Corp.	79,363	1,777
			1,438,046
Financials (6.0%)
*	Berkshire Hathaway Inc. Class B	25,797	113,378
	Bank of New York Mellon Corp.	2,998,392	97,688
	American Express Co.	2,732,998	96,830
	AFLAC Inc.	1,245,981	73,201
	Charles Schwab Corp.	2,554,487	66,417
	CME Group, Inc.	158,709	58,962
	State Street Corp.	726,867	41,344
	Franklin Resources Corp.	433,653	38,218
	Simon Property Group, Inc. REIT	382,862	37,138
	T. Rowe Price Group Inc.	646,669	34,733
	Public Storage, Inc. REIT	332,534	32,924
	ProLogis REIT	687,193	28,360
	Northern Trust Corp.	337,494	24,367
	Boston Properties, Inc. REIT	203,946	19,101
^	Moody's Corp.	545,235	18,538
	NYSE Euronext	347,543	13,617
*	IntercontinentalExchange Inc.	147,988	11,940
*	Nasdaq Stock Market Inc.	366,371	11,200
	Janus Capital Group Inc.	427,108	10,370
	Eaton Vance Corp.	287,081	10,114
*	TD Ameritrade Holding Corp.	621,672	10,071
	SEI Investments Co.	353,982	7,858
	Brown & Brown, Inc.	313,511	6,778
*	CB Richard Ellis Group, Inc.	477,681	6,387
*,^	The St. Joe Co.	84,826	3,316
	Forest City Enterprise Class A	58,148	1,783
			874,633
Health Care (13.0%)
*	Amgen, Inc.	2,853,922	169,152
	Medtronic, Inc.	2,943,889	147,489
*	Gilead Sciences, Inc.	2,418,150	110,219
*	Genentech, Inc.	1,239,627	109,930
	Baxter International, Inc.	1,644,621	107,937
	UnitedHealth Group Inc.	3,220,951	81,780
	Abbott Laboratories	1,415,962	81,531
	Schering-Plough Corp.	4,250,402	78,505
*	Celgene Corp.	1,142,569	72,302
*	Thermo Fisher Scientific, Inc.	1,096,296	60,296
*	Medco Health Solutions, Inc.	1,328,119	59,765
*	Genzyme Corp.	700,745	56,683
	Becton, Dickinson & Co.	639,740	51,346
	Stryker Corp.	755,614	47,075
	Aetna Inc.	1,270,862	45,891
*	Express Scripts Inc.	559,519	41,304
	Allergan, Inc.	799,477	41,173
*	Zimmer Holdings, Inc.	606,769	39,173
	McKesson Corp.	726,806	39,109
*	St. Jude Medical, Inc.	888,291	38,632
*	Biogen Idec Inc.	760,951	38,268
	C.R. Bard, Inc.	260,360	24,700
*	Intuitive Surgical, Inc.	101,453	24,448
*	WellPoint Inc.	482,697	22,576

*	Laboratory Corp. of America Holdings	291,765	20,278
*	Varian Medical Systems, Inc.	329,309	18,813
*	DaVita, Inc.	274,600	15,655
*	Waters Corp.	262,394	15,266
*	Covance, Inc.	164,700	14,561
	DENTSPLY International Inc.	370,898	13,924
*	Hologic, Inc.	670,616	12,963
*	Vertex Pharmaceuticals, Inc.	389,538	12,948
*	Coventry Health Care Inc.	397,533	12,940
*	Illumina, Inc.	317,944	12,886
*	Henry Schein, Inc.	236,568	12,737
	Pharmaceutical Product Development, Inc.	282,447	11,679
*	Forest Laboratories, Inc.	399,385	11,295
*	Millipore Corp.	144,380	9,933
*	ImClone Systems, Inc.	158,754	9,913
	Applied Biosystems Inc.	287,329	9,841
	IMS Health, Inc.	475,335	8,989
*	Barr Pharmaceuticals Inc.	134,508	8,783
*	Patterson Cos.	271,179	8,247
*	Cerner Corp.	179,429	8,010
	Perrigo Co.	208,051	8,002
*	Hospira, Inc.	208,466	7,963
*,^	Amylin Pharmaceuticals, Inc.	359,308	7,265
*	Humana Inc.	155,483	6,406
*	Endo Pharmaceuticals Holdings, Inc.	315,664	6,313
*	Sepracor Inc.	282,989	5,182
*	Charles River Laboratories, Inc.	89,397	4,964
*	Cephalon, Inc.	62,238	4,823
	Beckman Coulter, Inc.	57,517	4,083
*	Kinetic Concepts, Inc.	142,233	4,066
*	Warner Chilcott Ltd.	263,390	3,982
*	WellCare Health Plans Inc.	71,261	2,565
			1,904,559
Industrials (12.4%)
	United Technologies Corp.	2,423,585	145,560
	3M Co.	1,753,868	119,807
	The Boeing Co.	1,871,392	107,324
	Lockheed Martin Corp.	902,306	98,956
	Caterpillar, Inc.	1,612,467	96,103
	Burlington Northern Santa Fe Corp.	904,143	83,570
	Emerson Electric Co.	2,046,703	83,485
	Honeywell International Inc.	1,846,621	76,727
	General Dynamics Corp.	887,853	65,364
	FedEx Corp.	772,149	61,031
	Raytheon Co.	1,108,795	59,332
	CSX Corp.	1,060,862	57,891
	Deere & Co.	1,129,689	55,920
	Danaher Corp.	667,710	46,339
	Tyco International, Ltd.	1,299,134	45,496
	United Parcel Service, Inc.	629,244	39,573
	PACCAR, Inc.	909,314	34,727
	L-3 Communications Holdings, Inc.	321,511	31,611

	Precision Castparts Corp.	365,129	28,765
	Southwest Airlines Co.	1,918,238	27,834
	Fluor Corp.	465,026	25,902
	ITT Industries, Inc.	452,401	25,158
	C.H. Robinson Worldwide Inc.	447,047	22,781
	Cummins Inc.	505,764	22,112
	Rockwell Collins, Inc.	421,347	20,263
*	First Solar, Inc.	104,439	19,729
	Expeditors International of Washington, Inc.	559,124	19,480
	Textron, Inc.	653,333	19,130
*	Jacobs Engineering Group Inc.	319,467	17,350
	Fastenal Co.	332,452	16,420
*	McDermott International, Inc.	593,571	15,166
	The Dun & Bradstreet Corp.	146,343	13,809
*	Foster Wheeler Ltd.	377,782	13,642
	Flowserve Corp.	150,968	13,401
	Roper Industries Inc.	234,462	13,355
*	Stericycle, Inc.	226,093	13,319
	Joy Global Inc.	282,853	12,768
*	Iron Mountain, Inc.	500,568	12,219
*	Quanta Services, Inc.	449,815	12,149
	Ametek, Inc.	279,689	11,403
*	AGCO Corp.	240,399	10,243
	Robert Half International, Inc.	395,419	9,787
	Bucyrus International, Inc.	196,102	8,762
	Harsco Corp.	220,806	8,212
*	Terex Corp.	264,467	8,071
*	Covanta Holding Corp.	323,431	7,743
*	Copart, Inc.	196,441	7,465
	J.B. Hunt Transport Services, Inc.	212,500	7,091
*,^	SunPower Corp. Class A	99,842	7,082
	KBR Inc.	445,039	6,796
*	Shaw Group, Inc.	217,668	6,689
*	AMR Corp.	653,872	6,421
	Equifax, Inc.	170,076	5,859
	The Manitowoc Co., Inc.	341,419	5,309
*	Monster Worldwide Inc.	298,080	4,444
*	Spirit Aerosystems Holdings Inc.	269,873	4,337
*	Delta Air Lines Inc.	269,580	2,008
*	USG Corp.	68,342	1,749
			1,823,039
Information Technology (29.6%)
	Microsoft Corp.	21,972,925	586,457
	International Business Machines Corp.	3,600,502	421,115
*	Cisco Systems, Inc.	15,485,183	349,346
	Hewlett-Packard Co.	6,462,592	298,830
	Intel Corp.	15,015,658	281,243
*	Apple Inc.	2,311,038	262,673
*	Google Inc.	625,421	250,494
*	Oracle Corp.	10,803,490	219,419
	QUALCOMM Inc.	4,243,274	182,333
*	Dell Inc.	4,767,950	78,576

	Texas Instruments, Inc.	3,467,473	74,551
	Visa Inc.	1,174,078	72,077
*	eBay Inc.	2,932,977	65,640
*	EMC Corp.	5,419,128	64,813
	Corning, Inc.	4,128,494	64,570
*	Yahoo! Inc.	3,431,910	59,372
	Accenture Ltd.	1,550,733	58,928
	Automatic Data Processing, Inc.	1,358,912	58,093
*	Adobe Systems, Inc.	1,394,092	55,025
	Applied Materials, Inc.	3,548,404	53,687
	Western Union Co.	1,939,723	47,853
*	Symantec Corp.	2,202,323	43,121
	MasterCard, Inc. Class A	191,824	34,016
*	Electronic Arts Inc.	834,635	30,873
*	Juniper Networks, Inc.	1,376,063	28,994
*	Agilent Technologies, Inc.	956,928	28,382
	Paychex, Inc.	850,182	28,081
*	Intuit, Inc.	799,405	25,269
*,^	Activision Blizzard, Inc.	1,545,848	23,852
*	Broadcom Corp.	1,170,139	21,800
	CA, Inc.	1,077,296	21,503
*	Fiserv, Inc.	429,980	20,347
	Analog Devices, Inc.	760,488	20,039
*	Autodesk, Inc.	585,621	19,648
	Amphenol Corp.	459,659	18,451
	Linear Technology Corp.	581,518	17,829
*	Cognizant Technology Solutions Corp.	757,196	17,287
*	MEMC Electronic Materials, Inc.	596,936	16,869
*	NetApp, Inc.	900,516	16,416
	Harris Corp.	353,308	16,323
	Altera Corp.	785,817	16,251
*	Sun Microsystems, Inc.	2,049,372	15,575
*	NVIDIA Corp.	1,381,464	14,795
*	BMC Software, Inc.	500,703	14,335
*	VeriSign, Inc.	510,338	13,310
*	Alliance Data Systems Corp.	207,946	13,180
*	FLIR Systems, Inc.	341,870	13,135
*	salesforce.com, inc.	267,730	12,958
*	Marvell Technology Group Ltd.	1,339,251	12,455
*	Citrix Systems, Inc.	481,468	12,162
*	Affiliated Computer Services, Inc. Class A	235,297	11,913
*	SanDisk Corp.	589,081	11,516
	National Semiconductor Corp.	635,657	10,940
*	LAM Research Corp.	327,570	10,315
*	McAfee Inc.	274,283	9,315
*	Teradata Corp.	471,007	9,185
*	Hewitt Associates, Inc.	229,751	8,372
*	Trimble Navigation Ltd.	318,042	8,224
*	Micron Technology, Inc.	1,994,450	8,077
*	Akamai Technologies, Inc.	440,938	7,690
*	Red Hat, Inc.	499,645	7,530
	SunPower Corp. Class B	108,456	7,489

	Total System Services, Inc.	441,510	7,241
*,^	DST Systems, Inc.	107,306	6,008
*,^	Advanced Micro Devices, Inc.	1,035,206	5,435
*	Nuance Communications, Inc.	444,182	5,415
*	JDS Uniphase Corp.	589,821	4,990
*	Dolby Laboratories Inc.	133,555	4,700
*	Western Digital Corp.	203,407	4,337
*	Avnet, Inc.	138,426	3,409
*	NCR Corp.	154,158	3,399
*,^	VMware Inc.	110,268	2,937
	Molex, Inc. Class A	102,501	2,133
	Molex, Inc.	65,450	1,469
			4,354,390
Materials (3.5%)
	Monsanto Co.	1,438,491	142,382
	Praxair, Inc.	820,808	58,885
	Newmont Mining Corp. (Holding Co.)	1,144,394	44,357
	Air Products & Chemicals, Inc.	552,210	37,821
	Nucor Corp.	821,917	32,466
	The Mosaic Co.	406,969	27,690
	United States Steel Corp.	308,669	23,956
	Ecolab, Inc.	485,912	23,576
	Sigma-Aldrich Corp.	338,093	17,723
*	Owens-Illinois, Inc.	437,062	12,850
	CF Industries Holdings, Inc.	140,387	12,840
	Cleveland-Cliffs Inc.	236,927	12,543
^	Martin Marietta Materials, Inc.	108,393	12,138
*	Crown Holdings, Inc.	420,752	9,345
	AK Steel Holding Corp.	294,019	7,621
	Allegheny Technologies Inc.	238,885	7,059
	Terra Industries, Inc.	239,464	7,040
	Albemarle Corp.	192,158	5,926
*	Pactiv Corp.	171,625	4,261
	Celanese Corp. Series A	138,658	3,870
^	Titanium Metals Corp.	308,924	3,503
	FMC Corp.	65,426	3,362
	Reliance Steel & Aluminum Co.	86,293	3,276
	Huntsman Corp.	215,397	2,714
			517,204
Telecommunication Services (0.6%)
*	American Tower Corp. Class A	1,039,554	37,393
*	Crown Castle International Corp.	703,260	20,373
*	NII Holdings Inc.	439,522	16,667
*	MetroPCS Communications Inc.	548,085	7,668
*,^	Leap Wireless International, Inc.	144,869	5,519
*,^	Level 3 Communications, Inc.	2,037,378	5,501
			93,121
Utilities (1.0%)
	Exelon Corp.	859,784	53,840
*	AES Corp.	1,761,075	20,587
	Allegheny Energy, Inc.	440,758	16,207
*	NRG Energy, Inc.	587,488	14,540

Questar Corp.	295,243	12,081
Equitable Resources, Inc.	323,350	11,864
	Constellation Energy Group, Inc.	467,550	11,362
*	Reliant Energy, Inc.	907,127	6,667
	Energen Corp.	89,519	4,053
*	Dynegy, Inc.	462,902	1,657
			152,858
Total Common Stocks (Cost $13,691,843)			14,692,108

	Coupon	Shares
Temporary Cash Investment (1.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $148,835)	2.296%	148,834,596	148,835
Total Investments (101.0%) (Cost $13,840,678)			14,840,943
[2] Other Assets and Liabilities-Net (-1.0%)			(146,992)
Net Assets (100%)			14,693,951

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $127,248,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $133,117,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $13,840,678,000. Net unrealized appreciation of investment securities for tax purposes was $1,000,265,000, consisting of unrealized gains of $2,502,300,000 on securities that had risen in value since their purchase and $1,502,035,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Small-Cap Index Fund

Schedule of Investments

As of September 30, 2008

		Market
		Value
		Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (12.9%)
	DeVry, Inc.	636,419	31,528
	Snap-On Inc.	571,717	30,107
	Strayer Education, Inc.	140,766	28,190
*	Big Lots Inc.	806,805	22,453
	Service Corp. International	2,589,389	21,647
*	Aeropostale, Inc.	663,003	21,289
*	DreamWorks Animation SKG, Inc.	670,804	21,097
*	LKQ Corp.	1,209,311	20,522
*	The Warnaco Group, Inc.	451,098	20,430
*	Hanesbrands Inc.	932,556	20,283
	Gentex Corp.	1,415,836	20,246
	Phillips-Van Heusen Corp.	509,700	19,323
	John Wiley & Sons Class A	433,072	17,518
*	Marvel Entertainment, Inc.	507,724	17,334
	Tupperware Brands Corp.	614,640	16,983
*	Dick's Sporting Goods, Inc.	844,995	16,545
*	Liberty Media Corp.-Capital Series A	1,221,663	16,346
*	Jarden Corp.	686,808	16,106
	Jones Apparel Group, Inc.	858,627	15,893
*	Scientific Games Corp.	688,552	15,850
	Matthews International Corp.	309,203	15,689
	Liz Claiborne, Inc.	939,839	15,442
*	WMS Industries, Inc.	504,066	15,409
*,^	Netflix.com, Inc.	489,312	15,110
^	Polaris Industries, Inc.	326,851	14,868
*	Bally Technologies Inc.	488,271	14,785
*	Rent-A-Center, Inc.	661,789	14,745
*,^	Panera Bread Co.	286,805	14,598
*	Career Education Corp.	888,241	14,523
*	Tractor Supply Co.	333,416	14,020
*	Fossil, Inc.	480,637	13,568
	Sotheby's	667,555	13,391
	Wolverine World Wide, Inc.	493,281	13,057
*	Deckers Outdoor Corp.	122,718	12,772
*,^	Corinthian Colleges, Inc.	844,306	12,665
*,^	Saks Inc.	1,359,418	12,575
	Hillenbrand Inc.	619,257	12,484
*	Jack in the Box Inc.	582,827	12,298
	MDC Holdings, Inc.	335,958	12,293
	Regal Entertainment Group Class A	772,346	12,188
	Arbitron Inc.	270,477	12,088
*	AnnTaylor Stores Corp.	585,590	12,087
*,^	Gaylord Entertainment Co.	405,079	11,897
*	Live Nation, Inc.	714,169	11,620

*	Collective Brands, Inc.	633,544	11,600
	Aaron Rents, Inc.	423,338	11,460
*,^	J. Crew Group, Inc.	400,792	11,451
	International Speedway Corp.	288,288	11,217
	Ryland Group, Inc.	420,083	11,141
	Regis Corp.	405,012	11,138
	Brunswick Corp.	868,197	11,104
*	Carter's, Inc.	561,130	11,071
^	Pool Corp.	473,923	11,057
*	Lions Gate Entertainment Corp.	1,176,918	10,616
*,^	Life Time Fitness, Inc.	333,227	10,420
	Men's Wearhouse, Inc.	486,070	10,324
	Meredith Corp.	367,215	10,300
	Orient-Express Hotel Ltd.	421,025	10,159
*	The Gymboree Corp.	282,135	10,016
*	Wendy's/Arby's Group, Inc.	1,892,566	9,955
	Barnes & Noble, Inc.	380,499	9,923
*	Chico's FAS, Inc.	1,749,217	9,568
	Interactive Data Corp.	372,949	9,406
*,^	Vail Resorts Inc.	268,763	9,393
*	The Cheesecake Factory Inc.	632,076	9,241
	Choice Hotels International, Inc.	340,907	9,239
*,^	Under Armour, Inc.	289,027	9,179
	ArvinMeritor, Inc.	694,296	9,054
^	Thor Industries, Inc.	357,889	8,883
*	Coinstar, Inc.	277,021	8,865
*,^	Zale Corp.	352,025	8,801
*	Morningstar, Inc.	158,495	8,792
	Callaway Golf Co.	624,694	8,789
*	TRW Automotive Holdings Corp.	551,025	8,767
	The Buckle, Inc.	151,727	8,427
	Scholastic Corp.	327,152	8,401
	Bob Evans Farms, Inc.	307,015	8,378
^	Tempur-Pedic International Inc.	703,652	8,275
*	The Children's Place Retail Stores, Inc.	246,664	8,226
*,^	Sonic Corp.	564,207	8,220
*	Timberland Co.	473,246	8,220
*	Chipotle Mexican Grill, Inc. Class B	174,233	8,145
*	CEC Entertainment Inc.	243,608	8,088
*,^	Chipotle Mexican Grill, Inc.	144,288	8,007
	Genesco, Inc.	229,787	7,693
	Ethan Allen Interiors, Inc.	271,110	7,597
*	The Dress Barn, Inc.	477,908	7,307
*	Quiksilver, Inc.	1,249,718	7,173
^	Dillard's Inc.	599,701	7,076
*	Sally Beauty Co. Inc.	808,741	6,955
	American Greetings Corp. Class A	449,300	6,870
*	Lear Corp.	651,696	6,843
	Stewart Enterprises, Inc. Class A	868,207	6,824
*,^	Meritage Corp.	273,882	6,765
*,^	Iconix Brand Group Inc.	514,837	6,734
	OfficeMax, Inc.	752,924	6,693

	Brown Shoe Co., Inc.	398,509	6,528
*	Helen of Troy Ltd.	284,341	6,474
*	JAKKS Pacific, Inc.	257,943	6,425
*,^	Buffalo Wild Wings Inc.	158,801	6,390
*,^	Lululemon Athletica, Inc.	269,905	6,216
*	Papa John's International, Inc.	227,270	6,173
*,^	Jos. A. Bank Clothiers, Inc.	180,166	6,054
*	Standard Pacific Corp.	1,230,911	6,044
	UniFirst Corp.	135,153	5,824
^	Hearst-Argyle Television Inc.	260,652	5,820
^	Columbia Sportswear Co.	138,139	5,796
	CBRL Group, Inc.	219,609	5,776
*,^	Blue Nile Inc.	133,927	5,741
*,^	P.F. Chang's China Bistro, Inc.	239,604	5,640
*	Hibbett Sports Inc.	281,468	5,635
*	Skechers U.S.A., Inc.	328,622	5,531
*,^	True Religion Apparel, Inc.	213,197	5,511
*	Exide Technologies	745,326	5,501
*	Charming Shoppes, Inc.	1,123,966	5,496
	Fred's, Inc.	376,159	5,349
*	Capella Education Co.	124,491	5,336
*	99 Cents Only Stores	485,688	5,328
^	Boyd Gaming Corp.	565,982	5,298
*	Domino's Pizza, Inc.	433,657	5,265
*	Steiner Leisure Ltd.	153,079	5,263
*	ATC Technology Corp.	220,985	5,246
	Belo Corp. Class A	873,244	5,205
	Stage Stores, Inc.	379,820	5,188
*,^	Cabela's Inc.	425,491	5,140
^	NutriSystem, Inc.	287,983	5,103
*	Jo-Ann Stores, Inc.	238,932	5,013
	Group 1 Automotive, Inc.	229,761	4,993
	CKE Restaurants Inc.	467,482	4,955
*	Texas Roadhouse, Inc.	548,618	4,932
	Finish Line, Inc.	493,111	4,926
*	Tenneco Automotive, Inc.	462,010	4,911
	Penske Automotive Group Inc.	425,531	4,881
	Furniture Brands International Inc.	460,039	4,840
	Cato Corp. Class A	274,489	4,817
	Cooper Tire & Rubber Co.	557,504	4,795
	La-Z-Boy Inc.	509,907	4,752
*	Pacific Sunwear of California, Inc.	703,858	4,737
*	thinkorswim Group, Inc.	559,029	4,657
	Churchill Downs, Inc.	94,846	4,646
	National CineMedia Inc.	417,228	4,610
	K-Swiss, Inc.	264,053	4,595
*	RCN Corp.	373,384	4,578
*	Pinnacle Entertainment, Inc.	594,637	4,495
	Modine Manufacturing Co.	307,705	4,456
	Cinemark Holdings Inc.	319,271	4,342
	Jackson Hewitt Tax Service Inc.	282,147	4,328
	Superior Industries International, Inc.	224,732	4,306

*	Champion Enterprises, Inc.	770,481	4,276
*	HSN,Inc.	386,123	4,251
*,^	Red Robin Gourmet Burgers, Inc.	158,477	4,247
	Harte-Hanks, Inc.	407,716	4,228
*,^	Hovnanian Enterprises Inc. Class A	523,645	4,184
*	Ticketmaster Entertainment Inc.	385,191	4,133
*	Valassis Communications, Inc.	475,285	4,116
*	Interval Leisure Group, Inc.	385,755	4,012
	Movado Group, Inc.	179,124	4,003
	Borders Group, Inc.	599,999	3,936
*	Steven Madden, Ltd.	157,257	3,897
*	Peet's Coffee & Tea Inc.	138,681	3,872
*	American Public Education, Inc.	79,244	3,826
	Monro Muffler Brake, Inc.	164,634	3,796
*	Pre-Paid Legal Services, Inc.	91,430	3,772
	Oxford Industries, Inc.	145,947	3,770
*	Coldwater Creek Inc.	631,354	3,656
*	Pier 1 Imports Inc.	882,779	3,646
	Asbury Automotive Group, Inc.	316,288	3,644
	Ameristar Casinos, Inc.	255,171	3,621
*	Universal Technical Institute Inc.	211,503	3,608
*	Leapfrog Enterprises, Inc.	337,934	3,569
	Winnebago Industries, Inc.	273,417	3,533
*	Universal Electronics, Inc.	140,228	3,503
*	RC2 Corp.	172,811	3,456
	World Wrestling Entertainment, Inc.	217,569	3,364
*	Drew Industries, Inc.	195,817	3,350
	The Marcus Corp.	207,380	3,335
	National Presto Industries, Inc.	44,076	3,284
^	Talbots Inc.	247,325	3,240
	The Pep Boys (Manny, Moe & Jack)	514,558	3,180
*,^	Morgans Hotel Group	286,238	3,123
*	Zumiez Inc.	189,030	3,115
*,^	Overstock.com, Inc.	157,217	3,114
*	California Pizza Kitchen, Inc.	238,787	3,073
*	Visteon Corp.	1,298,493	3,013
*	Ulta Salon, Cosmetics & Fragrance, Inc.	226,470	3,008
*	Ruby Tuesday, Inc.	512,767	2,969
	Speedway Motorsports, Inc.	150,406	2,930
^	Sealy Corp.	451,173	2,915
	Fisher Communications, Inc.	73,555	2,898
^	Warner Music Group Corp.	380,543	2,892
*	Hot Topic, Inc.	431,521	2,852
	M/I Homes, Inc.	125,200	2,852
	Blyth, Inc.	250,559	2,841
*,^	Raser Technologies, Inc.	332,322	2,825
*,^	Crocs, Inc.	781,174	2,797
*,^	Charter Communications, Inc.	3,828,248	2,795
*	Cox Radio, Inc.	255,812	2,701
*	Volcom, Inc.	156,154	2,698
	Christopher & Banks Corp.	350,234	2,686
	CKX, Inc.	433,775	2,672

*	Shuffle Master, Inc.	524,363	2,669
	Sinclair Broadcast Group, Inc.	528,211	2,662
^	DineEquity, Inc.	154,709	2,608
*,^	American Apparel, Inc.	316,421	2,595
	Ambassadors Group, Inc.	162,306	2,582
	bebe stores, inc.	263,287	2,572
*	K12 Inc.	95,895	2,541
*	New York & Co., Inc.	263,969	2,518
^	The McClatchy Co. Class A	567,272	2,496
^	Media General, Inc. Class A	197,858	2,459
	American Axle & Manufacturing Holdings, Inc.	457,872	2,454
*	Denny's Corp.	944,636	2,437
*	Knology, Inc.	300,013	2,421
	Sonic Automotive, Inc.	284,149	2,404
*	Tween Brands, Inc.	245,112	2,400
*	Mediacom Communications Corp.	403,434	2,388
*	Core-Mark Holding Co., Inc.	94,050	2,350
*,^	iRobot Corp.	158,037	2,342
*,^	Blockbuster Inc. Class A	1,114,008	2,295
*,^	Steak n Shake Co.	255,741	2,220
*,^	Beazer Homes USA, Inc.	369,321	2,209
*	Orbitz Worldwide, Inc.	369,188	2,167
	Big 5 Sporting Goods Corp.	205,785	2,124
*	Charlotte Russe Holding Inc.	206,597	2,118
*,^	Martha Stewart Living Omnimedia, Inc.	247,484	2,106
	E.W. Scripps Co. Class A	293,557	2,075
^	Systemax Inc.	144,407	2,030
	Journal Communications, Inc.	414,823	2,024
*	BJ's Restaurants Inc.	169,364	2,022
*	Stamps.com Inc.	165,104	1,927
	O'Charley's Inc.	217,344	1,902
	CSS Industries, Inc.	73,159	1,883
*	DSW Inc. Class A	136,154	1,865
*,^	Conn's, Inc.	99,591	1,863
^	Idearc Inc.	1,460,764	1,826
*	AFC Enterprises, Inc.	249,228	1,809
*,^	Krispy Kreme Doughnuts, Inc.	547,804	1,808
*	Gaiam, Inc.	164,672	1,746
^	Landry's Restaurants, Inc.	112,209	1,745
^	Brookfield Homes Corp.	118,113	1,696
*	Dolan Media Co.	160,968	1,624
*	Citi Trends Inc.	98,953	1,612
*	1-800-FLOWERS.COM, Inc.	262,931	1,583
*	Shutterfly, Inc.	161,639	1,553
*	hhgregg, Inc.	159,100	1,551
*,^	Isle of Capri Casinos, Inc.	168,053	1,516
	Kenneth Cole Productions, Inc.	101,237	1,488
*	Citadel Broadcasting Corp.	1,813,674	1,487
	Entercom Communications Corp.	296,199	1,487
*,^	Smith & Wesson Holding Corp.	392,544	1,468
*	Entravision Communications Corp.	524,876	1,412
*	Lin TV Corp.	273,378	1,411

^	Lee Enterprises, Inc.	400,831	1,403
*	R.H. Donnelley Corp.	690,876	1,375
*	Monarch Casino & Resort, Inc.	118,064	1,345
*,^	Lumber Liquidators, Inc.	105,508	1,325
*	Tuesday Morning Corp.	308,880	1,276
*	Cumulus Media Inc.	296,707	1,264
*	MarineMax, Inc.	172,994	1,251
^	Circuit City Stores, Inc.	1,666,187	1,250
*	Build-A-Bear-Workshop, Inc.	161,682	1,177
*	Retail Ventures, Inc.	289,249	1,128
	Dover Downs Gaming & Entertainment, Inc.	138,784	1,080
*	Great Wolf Resorts, Inc.	291,217	1,066
	Stein Mart, Inc.	272,132	1,064
	Marine Products Corp.	126,909	1,053
	Spartan Motors, Inc.	306,119	973
*	Bluegreen Corp.	140,642	972
	AH Belo Corp.	173,247	894
*	Blockbuster Inc. Class B	670,572	885
*	Playboy Enterprises, Inc. Class B	208,561	822
*	Ascent Media Corp.	32,580	795
*,^	Fleetwood Enterprises, Inc.	749,715	772
*	MTR Gaming Group Inc.	229,241	761
*	Ruth's Hospitality Group Inc.	192,184	755
*,^	Crown Media Holdings, Inc.	146,939	739
*	Select Comfort Corp.	444,463	733
*	Town Sports International Holdings, Inc.	117,046	714
	Lithia Motors, Inc.	152,195	656
	Gray Television, Inc.	378,039	650
*,^	Six Flags, Inc.	862,989	578
	Monaco Coach Corp.	281,150	548
*	ValueVision Media, Inc.	296,049	548
	PRIMEDIA Inc.	170,907	415
*	Westwood One, Inc.	714,621	357
^	GateHouse Media, Inc.	308,046	151
*	Nexcen Brands, Inc.	470,871	132
			1,790,103
Consumer Staples (3.4%)
	J.M. Smucker Co.	523,667	26,545
	Alberto-Culver Co.	898,312	24,470
	Flowers Foods, Inc.	822,282	24,142
	Corn Products International, Inc.	734,842	23,721
*	BJ's Wholesale Club, Inc.	592,331	23,018
	Longs Drug Stores, Inc.	301,194	22,782
	Herbalife Ltd.	484,295	19,139
*	Central European Distribution Corp.	408,172	18,535
*	NBTY, Inc.	549,974	16,235
	Del Monte Foods Co.	1,956,866	15,264
	Casey's General Stores, Inc.	477,619	14,410
	Universal Corp. (VA)	267,490	13,131
*,^	Chattem, Inc.	161,674	12,640
	Ruddick Corp.	382,838	12,423
*	Hain Celestial Group, Inc.	401,615	11,056

*	United Natural Foods, Inc.	403,543	10,085
*	TreeHouse Foods Inc.	309,248	9,185
*	Darling International, Inc.	808,213	8,979
	Nu Skin Enterprises, Inc.	503,724	8,170
	Lancaster Colony Corp.	212,051	7,986
	Vector Group Ltd.	440,027	7,771
*	Winn-Dixie Stores, Inc.	536,289	7,454
*	Chiquita Brands International, Inc.	429,308	6,787
*,^	Green Mountain Coffee Roasters, Inc.	166,455	6,548
	Sanderson Farms, Inc.	170,856	6,277
^	Tootsie Roll Industries, Inc.	212,739	6,150
	Lance, Inc.	248,792	5,645
	WD-40 Co.	154,568	5,554
	Nash-Finch Co.	126,137	5,439
	Spartan Stores, Inc.	217,275	5,406
	The Andersons, Inc.	152,565	5,373
*	Elizabeth Arden, Inc.	255,342	5,012
*,^	Rite Aid Corp.	5,855,997	4,743
	J & J Snack Foods Corp.	138,925	4,711
*	The Pantry, Inc.	219,842	4,658
*	Boston Beer Co., Inc. Class A	93,499	4,440
*	American Oriental Bioengineering, Inc.	620,604	4,028
	Weis Markets, Inc.	106,718	3,843
*,^	The Great Atlantic & Pacific Tea Co., Inc.	341,740	3,698
*	Alliance One International, Inc.	912,539	3,468
*,^	USANA Health Sciences, Inc.	81,054	3,322
	Cal-Maine Foods, Inc.	116,206	3,189
*	Prestige Brands Holdings Inc.	347,920	3,090
	Ingles Markets, Inc.	123,435	2,818
*	Central Garden & Pet Co. Class A	452,283	2,691
	B&G Foods Inc.	363,972	2,602
*	Revlon, Inc.	166,608	2,474
	Inter Parfums, Inc.	152,530	2,068
	PriceSmart, Inc.	117,008	1,959
	Farmer Brothers, Inc.	71,192	1,771
	Alico, Inc.	36,388	1,726
	Coca-Cola Bottling Co.	39,365	1,719
*	Central Garden and Pet Co.	221,370	1,302
	Pilgrim's Pride Corp.	477,348	1,189
*	National Beverage Corp.	90,062	799
	Reddy Ice Holdings, Inc.	216,905	792
^	Mannatech, Inc.	153,948	616
*	Spectrum Brands Inc.	393,776	547
			463,595
Energy (7.1%)
*	Whiting Petroleum Corp.	419,610	29,901
*	Oceaneering International, Inc.	546,513	29,140
	Tidewater Inc.	492,682	27,275
*	Dresser Rand Group, Inc.	852,702	26,835
*	Superior Energy Services, Inc.	800,633	24,932
*	Unit Corp.	467,436	23,288
	Southern Union Co.	1,106,833	22,856

*	Comstock Resources, Inc.	451,493	22,597
	Penn Virginia Corp.	413,050	22,073
	Core Laboratories N.V.	216,394	21,925
	St. Mary Land & Exploration Co.	609,814	21,740
*	Encore Acquisition Co.	502,213	20,982
*	Helix Energy Solutions Group, Inc.	863,611	20,968
*	Atwood Oceanics, Inc.	571,456	20,801
*	Oil States International, Inc.	491,245	17,366
	Overseas Shipholding Group Inc.	290,074	16,914
*	SEACOR Holdings Inc.	206,730	16,321
*	Mariner Energy Inc.	783,769	16,067
	Foundation Coal Holdings, Inc.	449,953	16,009
*	Patriot Coal Corp.	530,389	15,408
*	EXCO Resources, Inc.	886,134	14,462
	Berry Petroleum Class A	359,587	13,927
*	Grey Wolf, Inc.	1,773,226	13,796
*	Arena Resources, Inc.	351,731	13,665
*	Concho Resources, Inc.	489,779	13,523
*	Hercules Offshore, Inc.	881,376	13,362
*	Dril-Quip, Inc.	303,432	13,166
*	Stone Energy Corp.	299,559	12,680
	Atlas America, Inc.	360,072	12,282
	Holly Corp.	422,379	12,215
*	ION Geophysical Corp.	839,354	11,910
*	Swift Energy Co.	302,640	11,709
	Lufkin Industries, Inc.	146,514	11,626
*,^	Goodrich Petroleum Corp.	258,735	11,278
	CARBO Ceramics Inc.	207,091	10,688
*,^	McMoRan Exploration Co.	440,976	10,425
*	TETRA Technologies, Inc.	739,941	10,248
*,^	Willbros Group, Inc.	385,053	10,204
*	Bill Barrett Corp.	312,412	10,032
*	Carrizo Oil & Gas, Inc.	273,294	9,912
	Crosstex Energy, Inc.	390,114	9,741
*	Complete Production Services, Inc.	475,826	9,578
*	Rosetta Resources, Inc.	509,806	9,360
*,^	BPZ Energy, Inc.	542,654	9,334
*	Parker Drilling Co.	1,120,619	8,987
*	Bristow Group, Inc.	265,363	8,980
*,^	Delta Petroleum Corp.	660,805	8,974
*	Hornbeck Offshore Services, Inc.	232,184	8,967
	W&T Offshore, Inc.	302,656	8,259
*	Gulfmark Offshore, Inc.	182,756	8,202
*,^	International Coal Group, Inc.	1,291,914	8,062
*	NATCO Group Inc.	188,098	7,558
*	Contango Oil & Gas Co.	139,994	7,557
*	Global Industries Ltd.	971,356	6,741
*	GMX Resources Inc.	139,913	6,688
*	Pioneer Drilling Co.	493,663	6,566
*	Petroleum Development Corp.	147,182	6,530
*	PetroQuest Energy, Inc.	423,374	6,499
*	Newpark Resources, Inc.	889,995	6,497

*,^	Oilsands Quest, Inc.	2,115,213	6,324
	World Fuel Services Corp.	270,701	6,234
*	James River Coal Co.	271,717	5,975
*,^	USEC Inc.	1,103,581	5,970
*	Warren Resources Inc.	549,249	5,482
	General Maritime Corp.	280,829	5,471
*	Clayton Williams Energy, Inc.	71,855	5,068
*	ATP Oil & Gas Corp.	284,340	5,064
*,^	Enbridge Energy Management LLC	120,947	5,064
*	Cal Dive International, Inc.	471,612	4,999
*	Matrix Service Co.	257,705	4,922
	RPC Inc.	342,829	4,820
*	Basic Energy Services Inc.	224,945	4,791
*	Brigham Exploration Co.	435,554	4,787
*	PHI Inc. Non-Voting Shares	123,210	4,550
*	T-3 Energy Services, Inc.	117,565	4,364
	Gulf Island Fabrication, Inc.	120,234	4,144
*	Parallel Petroleum Corp.	389,752	3,671
*	Superior Well Services, Inc.	139,950	3,542
*	Dawson Geophysical Co.	72,564	3,388
*	Harvest Natural Resources, Inc.	332,317	3,363
*	TXCO Resources Inc.	311,716	3,130
^	Western Refining, Inc.	303,834	3,072
	APCO Argentina Inc.	101,630	2,877
*	Gulfport Energy Corp.	273,972	2,753
*	Bronco Drilling Co., Inc.	259,512	2,652
*,^	Allis-Chalmers Energy Inc.	208,164	2,633
*	Veneco Inc.	202,270	2,630
*	Energy Partners, Ltd.	300,225	2,603
*	VeraSun Energy Corp.	701,651	2,196
*	CVR Energy, Inc.	256,314	2,184
*,^	Clean Energy Fuels Corp.	153,374	2,170
*,^	Rentech, Inc.	1,557,309	2,071
*,^	Trico Marine Services, Inc.	118,977	2,032
*	OYO Geospace Corp.	46,504	1,827
^	Alon USA Energy, Inc.	116,442	1,570
*,^	SulphCo, Inc.	663,667	1,334
	Delek US Holdings, Inc.	132,745	1,231
*	Approach Resources Inc.	81,952	1,185
*,^	GeoGlobal Resources Inc.	389,997	983
*	Aventine Renewable Energy Holdings, Inc.	309,664	979
*,^	Cheniere Energy, Inc.	429,210	966
*,^	Uranium Resources Inc.	489,119	827
*,^	Evergreen Energy, Inc.	791,191	744
*,^	Pacific Ethanol, Inc.	392,476	546
*,^	Verenium Corp.	316,680	298
	Smith International, Inc.	1	—
			975,074
Financials (20.8%)
	Rayonier Inc. REIT	777,604	36,820
	Alexandria Real Estate Equities, Inc. REIT	317,957	35,770
*	Philadelphia Consolidated Holding Corp.	601,923	35,255

	Nationwide Health Properties, Inc. REIT	955,444	34,377
*	Affiliated Managers Group, Inc.	405,894	33,628
	Digital Realty Trust, Inc. REIT	670,284	31,671
	Cullen/Frost Bankers, Inc.	524,598	31,476
	Essex Property Trust, Inc. REIT	252,965	29,933
	Valley National Bancorp	1,268,791	26,594
	Senior Housing Properties Trust REIT	1,109,791	26,446
	Taubman Co. REIT	523,673	26,184
^	Realty Income Corp. REIT	1,004,928	25,726
	Bank of Hawaii Corp.	475,286	25,404
	StanCorp Financial Group, Inc.	485,446	25,243
	BRE Properties Inc. Class A REIT	505,662	24,777
^	Jefferies Group, Inc.	1,124,775	24,610
	Apollo Investment Corp.	1,404,116	23,940
	Arthur J. Gallagher & Co.	920,071	23,609
	The Hanover Insurance Group Inc.	509,614	23,198
	Aspen Insurance Holdings Ltd.	830,499	22,839
	Highwood Properties, Inc. REIT	629,631	22,390
	Douglas Emmett, Inc. REIT	961,859	22,190
	Mack-Cali Realty Corp. REIT	651,213	22,057
	BancorpSouth, Inc.	734,800	20,670
	Corporate Office Properties Trust, Inc. REIT	505,196	20,385
	Waddell & Reed Financial, Inc.	816,382	20,205
*	Alleghany Corp.	53,575	19,555
	Wilmington Trust Corp.	667,142	19,234
	Fulton Financial Corp.	1,724,924	18,819
	BioMed Realty Trust, Inc. REIT	711,054	18,807
*	SVB Financial Group	317,491	18,389
	Home Properties, Inc. REIT	313,545	18,170
	Potlatch Corp. REIT	390,622	18,121
	Washington REIT	490,037	17,950
	Entertainment Properties Trust REIT	325,712	17,823
	National Retail Properties REIT	728,087	17,438
	First Niagara Financial Group, Inc.	1,105,600	17,413
	Platinum Underwriters Holdings, Ltd.	485,302	17,219
*	ProAssurance Corp.	301,783	16,900
	FirstMerit Corp.	801,608	16,834
	Astoria Financial Corp.	809,986	16,791
*	MSCI, Inc.-Class A Shares	694,185	16,660
	Susquehanna Bancshares, Inc.	852,906	16,649
	Westamerica Bancorporation	287,786	16,556
	Healthcare Realty Trust Inc. REIT	558,688	16,286
	Washington Federal Inc.	870,798	16,066
	IPC Holdings Ltd.	531,438	16,055
	Hilb, Rogal and Hamilton Co.	342,764	16,021
	Omega Healthcare Investors, Inc. REIT	813,225	15,988
	Endurance Specialty Holdings Ltd.	506,700	15,667
	Kilroy Realty Corp. REIT	324,370	15,502
	Whitney Holdings Corp.	635,930	15,421
	HRPT Properties Trust REIT	2,236,441	15,409
^	Colonial BancGroup, Inc.	1,901,295	14,944
	UMB Financial Corp.	284,185	14,925

	Mercury General Corp.	271,284	14,853
	Montpelier Re Holdings Ltd.	890,385	14,700
	International Bancshares Corp.	544,031	14,689
	NewAlliance Bancshares, Inc.	969,442	14,571
*,^	E*TRADE Financial Corp.	5,155,851	14,436
	United Bankshares, Inc.	407,465	14,261
	Erie Indemnity Co. Class A	333,756	14,108
	Brandywine Realty Trust REIT	868,924	13,929
	Allied World Assurance Holdings, Ltd.	387,413	13,761
	Jones Lang LaSalle Inc.	315,726	13,728
	Tanger Factory Outlet Centers, Inc. REIT	312,593	13,688
	F.N.B. Corp.	852,865	13,629
	Zenith National Insurance Corp.	368,619	13,506
	Prosperity Bancshares, Inc.	395,091	13,429
	American Campus Communities, Inc. REIT	395,162	13,388
*	Investment Technology Group, Inc.	433,097	13,179
*	Knight Capital Group, Inc. Class A	885,486	13,158
	Old National Bancorp	656,672	13,147
	Webster Financial Corp.	520,622	13,146
	Odyssey Re Holdings Corp.	295,517	12,944
	Mid-America Apartment Communities, Inc. REIT	260,143	12,783
	DCT Industrial Trust Inc. REIT	1,701,981	12,748
^	First Industrial Realty Trust REIT	439,196	12,596
	Glacier Bancorp, Inc.	508,312	12,591
	CBL & Associates Properties, Inc. REIT	624,990	12,550
	Equity Lifestyle Properties, Inc. REIT	231,341	12,268
	Post Properties, Inc. REIT	437,351	12,233
^	PrivateBancorp, Inc.	291,639	12,150
	Selective Insurance Group	528,515	12,114
	EastGroup Properties, Inc. REIT	246,726	11,976
*	Signature Bank	342,493	11,946
	Hancock Holding Co.	233,180	11,892
^	Greenhill & Co., Inc.	159,182	11,740
	First Midwest Bancorp, Inc.	481,632	11,675
	Unitrin, Inc.	466,782	11,642
*,^	AmeriCredit Corp.	1,142,934	11,578
	Delphi Financial Group, Inc.	412,638	11,570
	Extra Space Storage Inc. REIT	748,183	11,492
	R.L.I. Corp.	182,568	11,336
*	Argo Group International Holdings	304,325	11,214
^	Cousins Properties, Inc. REIT	435,177	10,993
^	Assured Guaranty Ltd.	675,593	10,985
	MFA Mortgage Investments, Inc. REIT	1,683,085	10,940
*,^	Stifel Financial Corp.	213,940	10,676
	Max Re Capital Ltd.	448,357	10,415
	Cash America International Inc.	288,938	10,413
	National Penn Bancshares Inc.	709,655	10,361
	Lexington Realty Trust REIT	597,955	10,297
	Ares Capital Corp.	963,438	10,049
	Trustmark Corp.	482,756	10,012
	The Phoenix Cos., Inc.	1,078,087	9,962
^	Cathay General Bancorp	416,632	9,916

	Capitol Federal Financial	220,319	9,767
	Sovran Self Storage, Inc. REIT	216,769	9,687
	LaSalle Hotel Properties REIT	397,894	9,279
	Inland Real Estate Corp. REIT	588,393	9,232
	NBT Bancorp, Inc.	302,271	9,044
*	Interactive Brokers Group, Inc.	402,068	8,914
	Pacific Capital Bancorp	434,156	8,835
	First Commonwealth Financial Corp.	653,557	8,803
	Provident Financial Services Inc.	532,576	8,793
	TrustCo Bank NY	750,799	8,792
^	Umpqua Holdings Corp.	595,543	8,760
	PS Business Parks, Inc. REIT	151,837	8,746
^	MGIC Investment Corp.	1,240,950	8,724
*,^	KBW Inc.	262,974	8,662
^	Park National Corp.	110,812	8,643
	First BanCorp Puerto Rico	779,437	8,621
	East West Bancorp, Inc.	628,621	8,612
	CVB Financial Corp.	617,311	8,581
	S & T Bancorp, Inc.	232,730	8,571
	DiamondRock Hospitality Co. REIT	939,892	8,553
	MB Financial, Inc.	258,275	8,541
	Employers Holdings, Inc.	489,944	8,515
	National Health Investors REIT	248,147	8,482
	Colonial Properties Trust REIT	446,448	8,344
	Equity One, Inc. REIT	403,267	8,263
	optionsXpress Holdings Inc.	417,315	8,104
*	Piper Jaffray Cos., Inc.	186,053	8,047
	First Financial Bankshares, Inc.	154,431	8,012
*	Alexander's, Inc. REIT	19,826	7,930
	First Citizens BancShares Class A	43,332	7,756
*	Navigators Group, Inc.	133,227	7,727
	Franklin Street Properties Corp. REIT	594,310	7,726
	Acadia Realty Trust REIT	303,512	7,673
*,^	Enstar Group Ltd.	77,998	7,594
	Sterling Bancshares, Inc.	724,635	7,572
	Medical Properties Trust Inc. REIT	657,940	7,468
	Sterling Financial Corp.	514,328	7,458
	Brookline Bancorp, Inc.	576,771	7,377
	Pennsylvania REIT	389,911	7,350
	PacWest Bancorp	255,858	7,315
*,^	Portfolio Recovery Associates, Inc.	150,368	7,312
*	Investors Bancorp, Inc.	481,705	7,250
	Saul Centers, Inc. REIT	141,190	7,136
*	PHH Corp.	536,148	7,125
	Community Bank System, Inc.	281,689	7,084
	UCBH Holdings, Inc.	1,095,447	7,022
	Wintrust Financial Corp.	234,038	6,869
	Sunstone Hotel Investors, Inc. REIT	508,423	6,864
	City Holding Co.	159,625	6,744
	Infinity Property & Casualty Corp.	160,561	6,615
	Chemical Financial Corp.	212,347	6,612
*	EZCORP, Inc.	342,953	6,448

*	Conseco, Inc.	1,829,973	6,441
	Investors Real Estate Trust REIT	569,073	6,368
^	Ambac Financial Group, Inc.	2,701,476	6,294
	United Fire & Casualty Co.	215,328	6,156
*	PICO Holdings, Inc.	167,879	6,029
	U-Store-It Trust REIT	487,817	5,986
	WesBanco, Inc.	223,895	5,960
	Cedar Shopping Centers, Inc. REIT	440,761	5,827
	Capstead Mortgage Corp. REIT	531,786	5,823
	Parkway Properties Inc. REIT	151,530	5,737
	IBERIABANK Corp.	108,417	5,730
	LTC Properties, Inc. REIT	194,521	5,703
	National Western Life Insurance Co. Class A	23,549	5,700
^	Redwood Trust, Inc. REIT	260,910	5,670
^	Frontier Financial Corp.	420,111	5,642
	National Financial Partners Corp.	372,354	5,585
	Strategic Hotels and Resorts, Inc. REIT	737,622	5,569
	Harleysville Group, Inc.	146,546	5,539
	Financial Federal Corp.	240,169	5,505
	DuPont Fabros Technology Inc.	351,389	5,359
	Northwest Bancorp, Inc.	192,168	5,292
	The South Financial Group, Inc.	721,959	5,292
*,^	World Acceptance Corp.	145,703	5,245
*	Texas Capital Bancshares, Inc.	251,056	5,212
*	Forestar Real Estate Group, Inc.	353,144	5,209
	Safety Insurance Group, Inc.	137,088	5,200
	SWS Group, Inc.	257,335	5,188
	Horace Mann Educators Corp.	402,605	5,182
	Bank Mutual Corp.	454,855	5,163
	OneBeacon Insurance Group Ltd.	240,072	5,078
	Stewart Information Services Corp.	169,165	5,033
	Harleysville National Corp.	295,017	5,009
^	United Community Banks, Inc.	374,329	4,964
^	First Busey Corp.	267,413	4,902
	Tower Group, Inc.	207,901	4,898
	Anworth Mortgage Asset Corp. REIT	816,810	4,836
	Central Pacific Financial Co.	284,874	4,789
	Independent Bank Corp. (MA)	153,425	4,782
	Provident New York Bancorp, Inc.	358,126	4,734
	Boston Private Financial Holdings, Inc.	540,549	4,724
*	Tejon Ranch Co.	126,100	4,685
	First Financial Bancorp	316,288	4,618
*	Hilltop Holdings Inc.	446,982	4,613
	Community Trust Bancorp Inc.	133,811	4,603
	First Financial Corp. (IN)	97,285	4,570
	Ashford Hospitality Trust REIT	1,125,510	4,558
^	NorthStar Realty Finance Corp. REIT	587,073	4,550
*	Pinnacle Financial Partners, Inc.	145,540	4,483
*	FPIC Insurance Group, Inc.	87,161	4,479
*	FCStone Group, Inc.	248,328	4,467
	FelCor Lodging Trust, Inc. REIT	623,566	4,465
^	TowneBank	202,645	4,458

*,^	Greenlight Capital Re. Ltd.	193,529	4,449
*,^	MF Global Ltd.	1,008,598	4,377
	First Potomac REIT	254,288	4,371
	Universal Health Realty Income REIT	111,473	4,336
	Renasant Corp.	197,495	4,288
*	Beneficial Mutual Bancorp, Inc.	325,266	4,115
	Ramco-Gershenson Properties Trust REIT	182,888	4,100
	Getty Realty Holding Corp. REIT	183,979	4,092
^	Cohen & Steers, Inc.	144,151	4,084
	Capital Southwest Corp.	28,648	4,069
	State Auto Financial Corp.	138,928	4,039
^	Radian Group, Inc.	796,013	4,012
	FBL Financial Group, Inc. Class A	143,491	4,002
	Univest Corp. of Pennsylvania	107,941	3,994
	Simmons First National Corp.	110,426	3,931
	Glimcher Realty Trust REIT	374,993	3,915
*	First Cash Financial Services, Inc.	260,724	3,911
	Oriental Financial Group Inc.	217,117	3,878
	Castlepoint Holdings Ltd.	341,321	3,799
	First Merchants Corp.	162,415	3,703
*	Dollar Financial Corp.	239,703	3,689
	American Physicians Capital, Inc.	86,849	3,676
^	Anthracite Capital Inc. REIT	683,402	3,663
	WSFS Financial Corp.	60,927	3,656
	American Equity Investment Life Holding Co.	487,335	3,655
	Amtrust Financial Services Inc.	266,695	3,624
	Sandy Spring Bancorp, Inc.	162,396	3,589
	Dime Community Bancshares	235,659	3,587
	Calamos Asset Management, Inc.	198,715	3,561
	LandAmerica Financial Group, Inc.	145,180	3,521
	S.Y. Bancorp, Inc.	113,919	3,488
	First Community Bancshares, Inc.	92,929	3,487
	Presidential Life Corp.	219,897	3,472
	Flagstone Reinsurance Holdings Ltd.	337,715	3,468
^	iStar Financial Inc. REIT	1,332,560	3,465
	Gamco Investors Inc. Class A	57,442	3,406
	Bank of the Ozarks, Inc.	125,365	3,385
	Tompkins Trustco, Inc.	66,697	3,368
	CapLease, Inc. REIT	420,676	3,336
	BlackRock Kelso Capital Corp.	288,886	3,331
^	Newcastle Investment Corp. REIT	522,813	3,320
	GFI Group Inc.	697,240	3,284
	Sun Communities, Inc. REIT	164,663	3,262
^	Capital City Bank Group, Inc.	103,045	3,230
^	RAIT Financial Trust REIT	581,698	3,194
^	Provident Bankshares Corp.	328,682	3,191
	Columbia Banking System, Inc.	179,513	3,183
*	Guaranty Bancorp	519,519	3,169
	Education Realty Trust, Inc. REIT	283,188	3,138
	First Source Corp.	131,294	3,085
	Union Bankshares Corp.	126,983	3,048
	Compass Diversified Trust	217,904	3,038

*,^	Western Alliance Bancorp	195,541	3,023
	Kite Realty Group Trust REIT	273,689	3,011
	Washington Trust Bancorp, Inc.	112,968	3,005
*,^	Ocwen Financial Corp.	371,419	2,990
*	United America Indemnity, Ltd.	209,103	2,976
	Friedman, Billings, Ramsey Group, Inc. REIT	1,460,838	2,922
	Citizens Banking Corp.	948,523	2,921
*	CNA Surety Corp.	174,419	2,913
*	NewStar Financial, Inc.	359,907	2,912
	BancFirst Corp.	60,072	2,903
	BankFinancial Corp.	195,870	2,875
	First Financial Holdings, Inc.	109,516	2,867
	TriCo Bancshares	132,398	2,851
*	TradeStation Group, Inc.	304,598	2,848
	Capitol Bancorp Ltd.	145,250	2,831
^	Heartland Financial USA, Inc.	112,811	2,827
	Urstadt Biddle Properties Class A REIT	148,624	2,787
	Republic Bancorp, Inc. Class A	90,267	2,737
	Nelnet, Inc.	188,482	2,676
	Nara Bancorp, Inc.	234,137	2,622
	Kearny Financial Corp.	210,403	2,575
*	LaBranche & Co. Inc.	550,428	2,477
*,^	Northfield Bancorp, Inc.	199,175	2,412
*	Oritani Financial Corp.	140,679	2,370
	The PMI Group Inc.	801,946	2,366
*	eHealth, Inc.	147,758	2,364
*	MarketAxess Holdings, Inc.	292,649	2,362
	Advanta Corp. Class B	284,015	2,337
^	Old Second Bancorp, Inc.	122,269	2,264
^	Maguire Properties, Inc. REIT	379,363	2,261
	CoBiz Inc.	182,239	2,189
	West Coast Bancorp	147,776	2,166
^	Capital Trust Class A REIT	139,247	2,158
	Donegal Group Inc. Class A	118,434	2,147
^	Life Partners Holdings	59,531	2,141
	Kansas City Life Insurance Co.	46,254	2,128
	Wilshire Bancorp Inc.	174,321	2,121
*	Darwin Professional Underwriters, Inc.	67,373	2,096
	Chimera Investment Corp.	337,344	2,095
	First Place Financial Corp.	161,184	2,071
^	City Bank Lynnwood (WA)	131,501	2,051
	Amcore Financial, Inc.	213,780	1,977
^	Cascade Bancorp	221,761	1,971
	ViewPoint Financial Group	111,872	1,958
	MCG Capital Corp.	745,529	1,953
^	Arbor Realty Trust, Inc. REIT	194,949	1,949
	Hanmi Financial Corp.	384,068	1,940
*	Penson Worldwide, Inc.	136,713	1,896
	BGC Partners, Inc.	428,065	1,836
*,^	Avatar Holding, Inc.	54,912	1,812
*,^	Credit Acceptance Corp.	105,361	1,791
	Baldwin & Lyons, Inc. Class B	74,381	1,783

*	FBR Capital Markets Corp.	261,869	1,697
*,^	Asset Acceptance Capital Corp.	150,707	1,588
^	The First Marblehead Corp.	636,779	1,586
	Integra Bank Corp.	192,813	1,539
	Resource America, Inc.	161,840	1,537
^	Seacoast Banking Corp. of Florida	142,645	1,531
*,^	Guaranty Financial Group, Inc.	368,648	1,456
^	Roma Financial Corp.	93,332	1,377
	National Interstate Corp.	57,280	1,376
^	Corus Bankshares Inc.	330,241	1,337
	Banner Corp.	111,038	1,334
	Anchor Bancorp Wisconsin Inc.	178,990	1,316
	United Community Financial Corp.	252,429	1,262
	Independent Bank Corp. (MI)	203,009	1,257
	Advance America, Cash Advance Centers, Inc.	414,587	1,240
*	Virginia Commerce Bancorp, Inc.	198,311	1,239
^	JER Investors Trust Inc. REIT	244,543	1,198
	Grubb & Ellis Co.	422,338	1,140
^	Gramercy Capital Corp. REIT	429,092	1,111
	Great Southern Bancorp, Inc.	86,591	1,104
*,^	First Federal Financial Corp.	135,747	1,064
	First State Bancorporation	199,237	1,064
^	Flagstar Bancorp, Inc.	355,690	1,060
*	Cardtronics Inc.	134,070	1,054
*	Waterstone Financial, Inc.	91,533	894
	Urstadt Biddle Properties REIT	48,808	823
	Midwest Banc Holdings, Inc.	204,914	820
	TierOne Corp.	149,508	767
	ASTA Funding, Inc.	105,972	743
*	Thomas Weisel Partners Group, Inc.	85,438	720
*	BankAtlantic Bancorp, Inc. Class A	87,012	713
	Taylor Capital Group, Inc.	58,867	706
*,^	Primus Guaranty, Ltd.	245,794	644
*	First Acceptance Corp.	186,261	633
^	Downey Financial Corp.	207,542	581
*,^	CompuCredit Corp.	141,979	557
^	W Holding Co., Inc.	1,182,148	556
*	Meruelo Maddux Properties Inc.	425,966	520
	Advanta Corp. Class A	102,890	507
*	Thornburg Mortgage, Inc.	286,392	501
^	Crystal River Capital Inc. REIT	240,158	485
*	FX Real Estate and Entertainment Inc.	102,704	107
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			2,876,522
Health Care (12.8%)
*	ResMed Inc.	766,032	32,939
*	IDEXX Laboratories Corp.	597,814	32,760
*	Edwards Lifesciences Corp.	543,939	31,418
	PerkinElmer, Inc.	1,173,894	29,312
*	Myriad Genetics, Inc.	442,658	28,720
*	Alexion Pharmaceuticals, Inc.	723,919	28,450
*	Gen-Probe Inc.	535,418	28,404

*	Watson Pharmaceuticals, Inc.	984,306	28,053
*	OSI Pharmaceuticals, Inc.	567,092	27,952
*	Tenet Healthcare Corp.	4,752,261	26,375
*	Techne Corp.	364,117	26,260
	Universal Health Services Class B	467,743	26,208
*	BioMarin Pharmaceutical Inc.	977,155	25,885
*	Pediatrix Medical Group, Inc.	467,935	25,231
	Teleflex Inc.	392,725	24,934
*	VCA Antech, Inc.	836,362	24,648
*	United Therapeutics Corp.	223,088	23,462
*	Immucor Inc.	694,520	22,197
*	Inverness Medical Innovations, Inc.	731,220	21,937
	STERIS Corp.	580,657	21,821
*	Psychiatric Solutions, Inc.	549,626	20,858
*	Onyx Pharmaceuticals, Inc.	551,210	19,943
	Owens & Minor, Inc. Holding Co.	407,738	19,775
*	Bio-Rad Laboratories, Inc. Class A	184,868	18,324
*,^	Valeant Pharmaceuticals International	885,500	18,126
	Hill-Rom Holdings, Inc.	587,629	17,811
*	Masimo Corp.	471,810	17,551
*	Nuvasive, Inc.	352,780	17,403
*	Magellan Health Services, Inc.	401,449	16,483
*	LifePoint Hospitals, Inc.	510,789	16,417
*	Alpharma, Inc. Class A	439,237	16,203
*	PAREXEL International Corp.	561,528	16,093
*	HealthSouth Corp.	872,615	16,082
*	Isis Pharmaceuticals, Inc.	946,032	15,978
*	Haemonetics Corp.	254,975	15,737
	West Pharmaceutical Services, Inc.	320,495	15,647
	Cooper Cos., Inc.	446,201	15,510
*	Thoratec Corp.	540,038	14,176
*	AMERIGROUP Corp.	530,737	13,401
*	Regeneron Pharmaceuticals, Inc.	609,325	13,302
*	American Medical Systems Holdings, Inc.	721,448	12,813
*,^	Amedisys Inc.	262,689	12,785
*	Varian, Inc.	292,681	12,556
*	Alkermes, Inc.	943,973	12,555
*	Auxilium Pharmaceuticals, Inc.	387,485	12,554
*	Cubist Pharmaceuticals, Inc.	558,890	12,424
*	Celera Corp.	792,953	12,251
*	PSS World Medical, Inc.	614,397	11,981
*	The Medicines Co.	515,584	11,972
	Meridian Bioscience Inc.	398,152	11,562
*	Dionex Corp.	181,732	11,549
*	Wright Medical Group, Inc.	368,436	11,215
	PDL BioPharma Inc.	1,183,161	11,015
*	Xenoport Inc.	224,155	10,869
*,^	Advanced Medical Optics, Inc.	603,036	10,722
*	Healthspring, Inc.	496,525	10,506
	Martek Biosciences Corp.	325,871	10,239
*	Eclipsys Corp.	485,188	10,165
	Sciele Pharma, Inc.	330,119	10,164

*	Health Management Associates Class A	2,412,938	10,038
	Chemed Corp.	235,168	9,656
*	Luminex Corp.	382,992	9,579
*,^	Alnylam Pharmaceuticals Inc.	324,007	9,380
*	ViroPharma Inc.	693,656	9,101
*	CONMED Corp.	283,856	9,083
*	Integra LifeSciences Holdings	203,032	8,939
*	HealthExtras, Inc.	341,402	8,917
*	Centene Corp.	430,384	8,827
*	Rigel Pharmaceuticals, Inc.	361,455	8,440
*	Phase Forward Inc.	403,162	8,430
*	Kindred Healthcare, Inc.	305,101	8,412
	Medicis Pharmaceutical Corp.	559,736	8,346
*	Acorda Therapeutics Inc.	348,770	8,318
	Vital Signs, Inc.	112,111	8,285
*	Human Genome Sciences, Inc.	1,274,545	8,093
*,^	Savient Pharmaceuticals Inc.	537,849	8,019
	Mentor Corp.	334,732	7,987
*	AmSurg Corp.	312,222	7,952
*	Apria Healthcare Group Inc.	434,746	7,930
*	Cepheid, Inc.	564,704	7,810
*	Medarex, Inc.	1,201,885	7,776
*	Bruker BioSciences Corp.	566,334	7,549
*,^	ArthroCare Corp.	264,028	7,319
*	Gentiva Health Services, Inc.	268,218	7,226
*	Allscripts Healthcare Solutions, Inc.	565,595	7,036
	Invacare Corp.	291,339	7,033
	Datascope Corp.	131,983	6,814
*	PharMerica Corp.	301,642	6,784
*	Zoll Medical Corp.	206,929	6,771
*	Seattle Genetics, Inc.	629,231	6,733
	Landauer, Inc.	92,000	6,693
	Analogic Corp.	132,843	6,610
*	Symmetry Medical Inc.	351,596	6,526
*	Incyte Corp.	852,735	6,523
*	AMAG Pharmaceuticals, Inc.	168,282	6,518
*	CV Therapeutics, Inc.	602,143	6,503
*	K-V Pharmaceutical Co. Class A	283,947	6,448
*,^	Medivation Inc.	243,487	6,443
*,^	Align Technology, Inc.	586,155	6,348
*	Exelixis, Inc.	1,041,894	6,335
*	Sunrise Senior Living, Inc.	450,701	6,215
*	AMN Healthcare Services, Inc.	335,512	5,895
*	AthenaHealth Inc.	176,406	5,869
*	Kendle International Inc.	131,184	5,865
*	inVentiv Health, Inc.	327,844	5,790
*	ev3 Inc.	573,709	5,760
*	Theravance, Inc.	461,587	5,751
*	Natus Medical Inc.	253,169	5,737
*	HMS Holdings Corp.	235,547	5,644
*	Sun Healthcare Group Inc.	384,003	5,629
*	Healthways, Inc.	348,497	5,621

*	Greatbatch, Inc.	226,864	5,567
*	Abraxis BioScience	79,242	5,465
*	Cougar Biotechnology Inc.	162,858	5,438
*,^	ABIOMED, Inc.	304,409	5,403
*	Affymetrix, Inc.	688,942	5,332
*,^	InterMune Inc.	310,185	5,307
*	Emeritus Corp.	212,982	5,303
*,^	Dendreon Corp.	922,167	5,266
*	SonoSite, Inc.	166,894	5,240
*	Universal American Corp.	421,103	5,133
*	Conceptus, Inc.	299,341	4,963
*,^	Halozyme Therapeutics Inc.	671,244	4,927
*	Merit Medical Systems, Inc.	259,960	4,879
*,^	SurModics, Inc.	154,118	4,853
*	Volcano Corp.	280,660	4,853
*	eResearch Technology, Inc.	402,366	4,792
*	Quidel Corp.	288,939	4,741
*	Cross Country Healthcare, Inc.	289,055	4,709
*	Cyberonics, Inc.	271,486	4,615
*	Res-Care, Inc.	246,695	4,475
*	Sirona Dental Systems Inc.	190,163	4,427
*,^	Molina Healthcare Inc.	141,204	4,377
*	LHC Group Inc.	152,183	4,334
*	Omnicell, Inc.	326,857	4,298
*	Albany Molecular Research, Inc.	235,541	4,261
*	Abaxis, Inc.	214,649	4,229
*	RTI Biologics, Inc.	451,790	4,224
*	MWI Veterinary Supply Inc.	107,331	4,217
*	Par Pharmaceutical Cos. Inc.	342,296	4,207
*	MedAssets, Inc.	242,311	4,168
*	Allos Therapeutics Inc.	547,736	4,059
*	ICU Medical, Inc.	123,687	3,761
*	Arena Pharmaceuticals, Inc.	732,528	3,663
*	Enzo Biochem, Inc.	327,832	3,603
*	Progenics Pharmaceuticals, Inc.	266,984	3,554
*	Questcor Pharmaceuticals, Inc.	480,828	3,534
*	Assisted Living Concepts Inc.	542,009	3,453
*	Array BioPharma Inc.	446,748	3,431
*,^	Momenta Pharmaceuticals, Inc.	255,875	3,354
*	Odyssey Healthcare, Inc.	325,435	3,303
*	Nektar Therapeutics	916,016	3,288
*,^	Accuray Inc.	404,653	3,266
*,^	Genomic Health, Inc.	139,481	3,159
*	Air Methods Corp.	109,161	3,090
*	Skilled Healthcare Group Inc.	193,221	3,070
*,^	Geron Corp.	769,780	3,041
*,^	Osiris Therapeutics, Inc.	157,093	3,030
*	Salix Pharmaceuticals, Ltd.	471,759	3,024
	National Healthcare Corp.	63,363	2,986
*	MedCath Corp.	163,702	2,934
*	Genoptix, Inc.	88,826	2,902
*	Noven Pharmaceuticals, Inc.	246,385	2,878

*	Orthofix International N.V.	152,498	2,841
*	XOMA Ltd.	1,310,758	2,753
*	Cypress Bioscience, Inc.	373,232	2,743
*,^	GTx, Inc.	144,098	2,741
*,^	Akorn, Inc.	530,140	2,720
*,^	Zymogenetics, Inc.	408,126	2,718
*,^	Sangamo BioSciences, Inc.	342,844	2,640
*	Triple-S Management Corp.	160,945	2,622
*	Omrix Biopharmaceuticals, Inc.	144,470	2,592
*	Alliance Imaging, Inc.	252,099	2,589
*	Ligand Pharmaceuticals Inc. Class B	846,990	2,499
*	Insulet Corp.	176,930	2,463
*	Vital Images, Inc.	161,471	2,422
*	Nabi Biopharmaceuticals	515,195	2,401
*	CorVel Corp.	81,657	2,336
*,^	MannKind Corp.	602,215	2,325
*	Palomar Medical Technologies, Inc.	170,900	2,300
*	OraSure Technologies, Inc.	462,943	2,278
*	Indevus Pharmaceuticals, Inc.	652,249	2,185
*,^	Affymax Inc.	104,905	2,082
*	Cadence Pharmaceuticals, Inc.	208,420	1,851
*,^	Clinical Data, Inc.	114,352	1,839
*	Orexigen Therapeutics Inc.	169,088	1,824
*	Neurocrine Biosciences, Inc.	382,774	1,795
*	Cambrex Corp.	286,772	1,764
*	Cynosure Inc.	94,539	1,696
*,^	Stereotaxis Inc.	276,375	1,672
*,^	Hansen Medical Inc.	123,339	1,658
*,^	Opko Health, Inc.	812,345	1,422
*	Nighthawk Radiology Holdings, Inc.	195,322	1,410
*	Pharmanet Development Group, Inc.	190,979	1,379
*	Senomyx, Inc.	300,778	1,363
*	Lexicon Pharmaceuticals Inc.	741,632	1,320
*	Chindex International, Inc.	116,299	1,263
*	K-V Pharmaceutical Co. Class B	53,281	1,211
*,^	Amicus Therapeutics, Inc.	77,186	1,167
*	Caraco Pharmaceutical Laboratories, Ltd.	91,661	1,147
*,^	TomoTherapy, Inc.	225,555	1,033
	LCA-Vision Inc.	184,415	856
*	Acadia Pharmaceuticals Inc.	310,985	833
*	BioForm Medical, Inc.	204,218	801
*	Emergent BioSolutions Inc.	58,889	771
*	MAP Pharmaceuticals Inc.	69,822	707
*,^	Virtual Radiologic Corp.	73,647	601
*	Sucampo Pharmaceuticals Inc.	69,699	595
			1,771,603
Industrials (16.3%)
*	FTI Consulting, Inc.	497,343	35,928
*	Kansas City Southern	771,405	34,220
	DRS Technologies, Inc.	410,673	31,519
*	Corrections Corp. of America	1,239,854	30,810
*	URS Corp.	837,071	30,695

*	Alliant Techsystems, Inc.	326,274	30,650
	Donaldson Co., Inc.	695,319	29,141
	Lincoln Electric Holdings, Inc.	423,789	27,254
	The Brink's Co.	446,410	27,240
	IDEX Corp.	816,298	25,322
*	Waste Connections, Inc.	723,321	24,810
*	Energy Conversion Devices, Inc.	401,641	23,396
	Wabtec Corp.	455,944	23,358
	Landstar System, Inc.	522,941	23,041
	The Timken Co.	809,502	22,949
*	Thomas & Betts Corp.	576,477	22,523
	Graco, Inc.	600,483	21,383
	Woodward Governor Co.	598,780	21,119
	Watson Wyatt & Co. Holdings	422,986	21,035
	Kennametal, Inc.	761,658	20,656
	Trinity Industries, Inc.	802,532	20,649
	MSC Industrial Direct Co., Inc. Class A	444,463	20,476
	Curtiss-Wright Corp.	443,600	20,162
	Con-way, Inc.	451,992	19,937
*	Kirby Corp.	508,329	19,286
*	Teledyne Technologies, Inc.	333,720	19,075
*	General Cable Corp.	522,856	18,629
*	Continental Airlines, Inc. Class B	1,088,730	18,160
	Carlisle Co., Inc.	604,955	18,130
*	Gardner Denver Inc.	520,715	18,079
	CLARCOR Inc.	475,849	18,058
	Alexander & Baldwin, Inc.	409,555	18,033
	GATX Corp.	455,073	18,007
*	EMCOR Group, Inc.	673,208	17,719
	Brady Corp. Class A	497,741	17,560
	Hubbell Inc. Class B	483,785	16,957
	Acuity Brands, Inc.	402,844	16,823
*	Moog Inc.	382,378	16,396
*	Aecom Technology Corp.	652,567	15,949
	Lennox International Inc.	477,476	15,886
	IKON Office Solutions, Inc.	928,138	15,788
*	GrafTech International Ltd.	1,023,397	15,464
	The Toro Co.	371,455	15,341
	UTI Worldwide, Inc.	888,344	15,120
	Valmont Industries, Inc.	180,895	14,958
	Nordson Corp.	300,615	14,763
*	BE Aerospace, Inc.	923,439	14,618
	Crane Co.	473,213	14,059
*	Clean Harbors Inc.	208,118	14,058
*	Tetra Tech, Inc.	583,759	14,045
	Actuant Corp.	554,239	13,989
*	Orbital Sciences Corp.	580,616	13,917
*	Hub Group, Inc.	366,794	13,810
	Belden Inc.	433,922	13,803
	Herman Miller, Inc.	556,254	13,612
	Regal-Beloit Corp.	318,910	13,560
*	WESCO International, Inc.	417,914	13,448

*	Hexcel Corp.	951,051	13,020
*	ESCO Technologies Inc.	257,183	12,389
	Kaydon Corp.	274,341	12,362
	Watsco, Inc.	242,546	12,195
	Baldor Electric Co.	411,712	11,861
*	Genesee & Wyoming Inc. Class A	314,044	11,783
	Granite Construction Co.	322,596	11,555
*	Esterline Technologies Corp.	291,781	11,552
	Mine Safety Appliances Co.	301,015	11,475
*	United Stationers, Inc.	231,983	11,096
	The Corporate Executive Board Co.	338,063	10,564
^	Simpson Manufacturing Co.	385,467	10,442
*	Huron Consulting Group Inc.	180,896	10,307
*	Geo Group Inc.	505,510	10,216
	Applied Industrial Technology, Inc.	377,483	10,166
	UAL Corp.	1,153,039	10,135
	Knight Transportation, Inc.	595,101	10,099
^	HNI Corp.	396,450	10,046
	Otter Tail Corp.	326,108	10,021
	Werner Enterprises, Inc.	453,550	9,847
	ABM Industries Inc.	447,599	9,776
*	II-VI, Inc.	250,660	9,691
*	Resources Connection, Inc.	428,846	9,662
	Heartland Express, Inc.	619,857	9,620
*	Navigant Consulting, Inc.	478,621	9,520
*	MPS Group, Inc.	935,142	9,426
*,^	American Superconductor Corp.	395,570	9,324
	Skywest, Inc.	578,559	9,245
	Barnes Group, Inc.	456,861	9,238
*	Ceradyne, Inc.	248,034	9,093
	Robbins & Myers, Inc.	290,654	8,990
*	TransDigm Group, Inc.	261,052	8,936
	Genco Shipping and Trading Ltd.	267,833	8,903
*,^	The Middleby Corp.	159,820	8,680
	Rollins, Inc.	450,377	8,548
	Mueller Industries Inc.	368,048	8,469
*,^	CoStar Group, Inc.	183,974	8,351
*	Korn/Ferry International	459,758	8,193
^	Lindsay Manufacturing Co.	112,293	8,169
	Franklin Electric, Inc.	181,566	8,089
*	Chart Industries, Inc.	280,757	8,018
	Arkansas Best Corp.	237,370	7,997
	Briggs & Stratton Corp.	491,664	7,955
	Watts Water Technologies, Inc.	290,623	7,949
*	Old Dominion Freight Line, Inc.	277,379	7,861
	Forward Air Corp.	285,605	7,777
*	JetBlue Airways Corp.	1,557,488	7,710
	A.O. Smith Corp.	194,722	7,631
	Triumph Group, Inc.	163,801	7,487
*	EnPro Industries, Inc.	200,350	7,445
	Healthcare Services Group, Inc.	405,420	7,415
	Deluxe Corp.	510,227	7,342

*	RBC Bearings Inc.	215,847	7,272
*	Alaska Air Group, Inc.	356,324	7,265
	Knoll, Inc.	479,611	7,252
*	EnerSys	367,117	7,236
*	United Rentals, Inc.	470,448	7,170
	Albany International Corp.	262,271	7,168
	Kaman Corp. Class A	251,415	7,160
*	Sykes Enterprises, Inc.	326,008	7,159
*	TrueBlue, Inc.	439,246	7,098
	EnergySolutions	700,981	7,010
	Titan International, Inc.	323,283	6,892
	CIRCOR International, Inc.	158,388	6,879
*	Beacon Roofing Supply, Inc.	439,170	6,860
*,^	YRC Worldwide, Inc.	566,411	6,774
*	Layne Christensen Co.	190,137	6,737
*	Mobile Mini, Inc.	342,915	6,629
*	Perini Corp.	255,546	6,591
	Federal Signal Corp.	476,146	6,523
	G & K Services, Inc. Class A	195,969	6,477
	Eagle Bulk Shipping Inc.	463,463	6,461
	McGrath RentCorp	224,067	6,458
*,^	RSC Holdings Inc.	561,882	6,383
*	AAR Corp.	384,099	6,372
	Raven Industries, Inc.	161,177	6,342
	Administaff, Inc.	232,660	6,333
*	US Airways Group Inc.	1,047,797	6,318
	Steelcase Inc.	585,656	6,296
*	Team, Inc.	173,843	6,279
*	American Reprographics Co.	361,886	6,243
*	NCI Building Systems, Inc.	195,648	6,212
*	Mastec Inc.	466,320	6,197
	Ameron International Corp.	86,279	6,182
*	School Specialty, Inc.	196,664	6,134
	Badger Meter, Inc.	122,909	5,771
*	Avis Budget Group, Inc.	1,001,933	5,751
	Armstrong Worldwide Industries, Inc.	198,037	5,723
	Interface, Inc.	498,496	5,668
	Pacer International, Inc.	344,062	5,667
	Tennant Co.	165,032	5,654
*,^	Evergreen Solar, Inc.	1,022,856	5,646
	Quanex Building Products Corp.	369,818	5,636
*	Atlas Air Worldwide Holdings, Inc.	139,663	5,630
	Gorman-Rupp Co.	149,134	5,625
	Viad Corp.	195,028	5,615
	Macquarie Infrastructure Co. LLC	422,824	5,586
	Universal Forest Products, Inc.	159,593	5,571
	Mueller Water Products, Inc.	851,100	5,532
*	M&F Worldwide Corp.	137,407	5,496
*	Astec Industries, Inc.	177,447	5,471
*	Axsys Technologies, Inc.	92,420	5,447
	American Science & Engineering, Inc.	90,139	5,384
*	The Advisory Board Co.	177,680	5,359

	Comfort Systems USA, Inc.	398,132	5,319
	NACCO Industries, Inc. Class A	56,228	5,315
*	Polypore International Inc.	241,028	5,185
*	Dycom Industries, Inc.	397,989	5,182
	Heidrick & Struggles International, Inc.	170,095	5,128
*	Exponent, Inc.	146,053	4,833
	Kelly Services, Inc. Class A	247,599	4,717
*	Interline Brands, Inc.	288,987	4,684
	Seaboard Corp.	3,708	4,661
	Aircastle Ltd.	467,555	4,633
	Tredegar Corp.	256,675	4,566
	American Ecology Corp.	162,989	4,510
*	Blount International, Inc.	399,581	4,447
	Gibraltar Industries Inc.	237,463	4,443
*	Allegiant Travel Co.	122,194	4,316
	Apogee Enterprises, Inc.	286,761	4,310
*	DynCorp International Inc. Class A	254,336	4,263
*	American Commercial Lines Inc.	400,123	4,257
*,^	Taser International Inc.	588,925	4,211
*	Columbus McKinnon Corp.	178,651	4,211
*	Insituform Technologies Inc. Class A	275,423	4,120
*	Acco Brands Corp.	535,743	4,040
*,^	Griffon Corp.	444,491	4,009
	Ennis, Inc.	255,204	3,945
*	CBIZ Inc.	464,831	3,932
	Cubic Corp.	158,908	3,908
*	Cenveo Inc.	507,475	3,902
^	HEICO Corp.	118,836	3,900
*	Aerovironment Inc.	120,018	3,835
*	Stanley Inc.	101,800	3,757
*	GeoEye Inc.	169,500	3,751
*,^	FuelCell Energy, Inc.	611,760	3,689
*	Kforce Inc.	357,296	3,648
*	John Bean Technologies Corp.	278,961	3,532
*	Tecumseh Products Co. Class A	140,634	3,521
	Cascade Corp.	80,180	3,513
*,^	Innerworkings, Inc.	311,427	3,454
	Freightcar America Inc.	117,469	3,438
	TAL International Group, Inc.	163,216	3,398
*	Hill International Inc.	241,066	3,339
*	L.B. Foster Co. Class A	109,081	3,318
*	Rush Enterprises, Inc. Class A	258,749	3,312
*,^	Fuel-Tech N.V.	177,530	3,212
	Sun Hydraulics Corp.	123,017	3,203
*	Powell Industries, Inc.	78,207	3,192
*	Republic Airways Holdings Inc.	310,698	3,166
	CDI Corp.	141,070	3,150
	Encore Wire Corp.	172,676	3,127
	Bowne & Co., Inc.	267,288	3,087
*	GenCorp, Inc.	450,353	3,035
*	Argon ST, Inc.	128,351	3,015
	The Greenbrier Cos., Inc.	154,299	3,010

*	CRA International Inc.	109,201	3,001
*	Consolidated Graphics, Inc.	98,677	2,993
	Sauer-Danfoss, Inc.	119,868	2,960
*	Ladish Co., Inc.	144,265	2,921
*	Amerco, Inc.	69,440	2,912
	Dynamic Materials Corp.	124,559	2,891
	Wabash National Corp.	304,625	2,879
	Horizon Lines Inc.	281,431	2,778
*	AirTran Holdings, Inc.	1,134,064	2,756
*	Pike Electric Corp.	181,324	2,671
*	Spherion Corp.	548,047	2,669
*,^	Titan Machinery, Inc.	125,305	2,608
	Great Lakes Dredge & Dock Co.	407,155	2,569
	Kimball International, Inc. Class B	237,451	2,564
^	Mueller Water Products, Inc. Class A	276,224	2,480
^	Houston Wire & Cable Co.	140,638	2,415
*,^	3D Systems Corp.	165,425	2,357
*	Duff & Phelps Corp.	106,215	2,234
^	American Woodmark Corp.	99,257	2,228
	Schawk, Inc.	147,372	2,228
	Ampco-Pittsburgh Corp.	85,624	2,218
	Courier Corp.	103,507	2,107
*	H&E Equipment Services, Inc.	214,817	2,075
*	LECG Corp.	239,738	1,935
	HEICO Corp. Class A	65,748	1,845
*,^	Force Protection, Inc.	675,076	1,809
	Textainer Group Holdings Ltd.	117,476	1,784
*	Hudson Highland Group, Inc.	250,714	1,742
*	TBS International Ltd.	129,405	1,742
	Vicor Corp.	192,373	1,708
	Paragon Shipping, Inc.	199,810	1,702
	American Railcar Industries, Inc.	104,711	1,680
*	Universal Truckload Services, Inc.	63,361	1,543
*	Commercial Vehicle Group Inc.	214,364	1,524
*,^	EnerNOC Inc.	136,575	1,412
*	First Advantage Corp. Class A	92,102	1,294
*	Volt Information Sciences Inc.	141,180	1,268
*,^	Metalico, Inc.	212,841	1,256
*	TurboChef Technologies, Inc.	193,644	1,191
	Lawson Products, Inc.	42,196	1,167
*,^	Fushi Copperweld, Inc.	120,344	1,166
*,^	China Architectural Engineering Inc.	153,772	1,090
*	TriMas Corp.	164,052	1,076
*,^	Builders FirstSource, Inc.	178,678	1,070
*	Rush Enterprises, Inc. Class B	84,629	1,063
*,^	Orion Energy Systems Inc.	173,079	971
	The Standard Register Co.	95,299	939
*	Power-One, Inc.	646,076	937
*	Plug Power, Inc.	745,078	738
*	Tecumseh Products Co. Class B	22,697	509
*,^	Medis Technology Ltd.	270,855	488
*	Air Transport Services Group Inc.	586,497	434

*	Dollar Thrifty Automotive Group, Inc.	212,984	411
*,^	Applied Energetics, Inc.	469,161	399
*	Accuride Corp.	239,457	383
			2,259,047
Information Technology (16.8%)
*	SAIC, Inc.	1,828,128	36,983
	Global Payments Inc.	788,757	35,384
*	Mettler-Toledo International Inc.	344,258	33,737
*	ANSYS, Inc.	833,787	31,576
*	Itron, Inc.	338,843	29,998
*	ON Semiconductor Corp.	3,737,504	25,266
*	Compuware Corp.	2,595,084	25,146
*	Foundry Networks, Inc.	1,373,870	25,018
*	Sybase, Inc.	786,111	24,071
*	CommScope, Inc.	692,490	23,988
	FactSet Research Systems Inc.	450,941	23,562
*	Equinix, Inc.	328,875	22,844
*	Brocade Communications Systems, Inc.	3,730,937	21,714
	Diebold, Inc.	652,225	21,595
*	MICROS Systems, Inc.	807,963	21,540
	Broadridge Financial Solutions LLC	1,389,541	21,385
*	Parametric Technology Corp.	1,142,508	21,022
*	QLogic Corp.	1,314,323	20,188
*	Polycom, Inc.	868,495	20,088
*	Microsemi Corp.	779,619	19,865
*	HLTH Corp.	1,729,165	19,764
*	F5 Networks, Inc.	811,937	18,983
*	Varian Semiconductor Equipment Associates, Inc.	735,486	18,475
*,^	Cree, Inc.	800,171	18,228
*	SINA.com	514,812	18,121
*	Convergys Corp.	1,224,929	18,104
*	Zebra Technologies Corp. Class A	644,595	17,952
*	Novell, Inc.	3,490,577	17,942
*	Anixter International Inc.	300,710	17,895
*	Solera Holdings, Inc.	610,557	17,535
	National Instruments Corp.	582,512	17,504
*	Metavante Technologies	889,337	17,129
*	IAC/InterActiveCorp	941,452	16,287
*	PMC Sierra Inc.	2,168,805	16,093
*	Concur Technologies, Inc.	417,068	15,957
	Jack Henry & Associates Inc.	780,522	15,868
*	Macrovision Solutions Corp.	1,018,088	15,658
*	Tech Data Corp.	524,157	15,646
*	Perot Systems Corp.	885,620	15,365
*	NeuStar, Inc. Class A	769,219	15,300
*	CACI International, Inc.	298,619	14,961
*	Gartner, Inc. Class A	656,677	14,893
*	Sohu.com Inc.	262,430	14,630
*	Atmel Corp.	4,197,356	14,229
*	Silicon Laboratories Inc.	458,782	14,085
*	Atheros Communications, Inc.	588,533	13,878
*	International Rectifier Corp.	718,935	13,674

*,^	VistaPrint Ltd.	415,993	13,661
*	TIBCO Software Inc.	1,849,809	13,541
*	Skyworks Solutions, Inc.	1,615,946	13,509
*	Teradyne, Inc.	1,702,202	13,294
*	Integrated Device Technology Inc.	1,699,369	13,221
	Take-Two Interactive Software, Inc.	762,265	12,501
*	ManTech International Corp.	204,091	12,101
*	Ariba, Inc.	848,037	11,983
*	Rambus Inc.	932,079	11,977
*	Digital River, Inc.	367,989	11,923
*	Comtech Telecommunications Corp.	240,098	11,822
*	Blackboard Inc.	291,323	11,737
*	Informatica Corp.	877,900	11,404
*	Wright Express Corp.	384,512	11,366
*	Vishay Intertechnology, Inc.	1,705,650	11,291
	ADTRAN Inc.	572,849	11,165
	Fair Isaac, Inc.	482,208	11,120
*	Fairchild Semiconductor International, Inc.	1,235,470	10,983
*	VeriFone Holdings, Inc.	661,388	10,939
	Plantronics, Inc.	485,262	10,928
*,^	InterDigital, Inc.	449,512	10,811
*	Progress Software Corp.	411,909	10,706
*	CyberSource Corp.	649,580	10,465
*	j2 Global Communications, Inc.	440,174	10,278
*	Mentor Graphics Corp.	900,237	10,218
*	EchoStar Corp.	417,115	10,052
*	Websense, Inc.	447,662	10,005
*	L-1 Identity Solutions Inc.	653,844	9,991
*	ADC Telecommunications, Inc.	1,167,155	9,862
*	Omniture, Inc.	534,635	9,816
*	SRA International, Inc.	430,311	9,738
*	Unisys Corp.	3,532,978	9,716
*	Verigy Ltd.	595,105	9,688
*	Synaptics Inc.	320,471	9,685
*	ValueClick, Inc.	943,921	9,656
*	Intermec, Inc.	487,945	9,583
*	Benchmark Electronics, Inc.	669,138	9,421
*	Arris Group Inc.	1,215,080	9,393
*	3Com Corp.	3,992,830	9,303
*	EarthLink, Inc.	1,088,555	9,253
	Acxiom Corp.	726,039	9,105
*	Avocent Corp.	443,586	9,076
*	Lawson Software, Inc.	1,294,322	9,060
*	Rofin-Sinar Technologies Inc.	294,220	9,006
*	Emulex Corp.	836,912	8,930
*	Avid Technology, Inc.	366,984	8,830
*	Ciena Corp.	863,262	8,702
*	Plexus Corp.	420,157	8,697
*	FEI Co.	361,277	8,602
*	Semtech Corp.	611,510	8,537
*	Quest Software, Inc.	669,925	8,501
*	MKS Instruments, Inc.	419,624	8,355

	Blackbaud, Inc.	443,237	8,178
*	Net 1 UEPS Technologies, Inc.	365,154	8,154
*	Tekelec	582,188	8,145
*	FormFactor Inc.	459,672	8,007
	Cognex Corp.	394,502	7,953
*	THQ Inc.	660,470	7,952
*	Harmonic, Inc.	933,094	7,885
*	Tessera Technologies, Inc.	479,173	7,830
*,^	Sonus Networks, Inc.	2,687,654	7,740
*	Genpact, Ltd.	737,884	7,667
*	Cymer, Inc.	300,929	7,623
*	ScanSource, Inc.	260,581	7,502
*	Amkor Technology, Inc.	1,176,280	7,493
*	Cabot Microelectronics Corp.	233,022	7,475
	Quality Systems, Inc.	176,365	7,453
*	Checkpoint Systems, Inc.	392,947	7,395
*	Sanmina-SCI Corp.	5,264,216	7,370
*	Electronics for Imaging, Inc.	527,130	7,343
*	RF Micro Devices, Inc.	2,475,566	7,229
	United Online, Inc.	765,833	7,206
*	Wind River Systems Inc.	720,005	7,200
	Imation Corp.	317,137	7,174
*	Infinera Corp.	736,540	7,041
*	TiVo Inc.	959,292	7,022
*	Euronet Worldwide, Inc.	413,186	6,913
*	TriQuint Semiconductor, Inc.	1,420,809	6,806
	MAXIMUS, Inc.	184,661	6,803
*	Riverbed Technology, Inc.	532,762	6,670
	MTS Systems Corp.	156,472	6,587
*,^	The Ultimate Software Group, Inc.	243,914	6,586
*	Rogers Corp.	177,836	6,576
*	Advent Software, Inc.	185,012	6,518
*	ViaSat, Inc.	272,066	6,415
*	Littelfuse, Inc.	214,883	6,388
*	Interwoven Inc.	451,671	6,378
*	Sycamore Networks, Inc.	1,970,258	6,364
*	Insight Enterprises, Inc.	464,394	6,228
*	Sapient Corp.	817,993	6,078
*	CSG Systems International, Inc.	346,456	6,073
	Syntel, Inc.	246,545	6,040
*,^	Palm, Inc.	1,008,898	6,023
	Black Box Corp.	174,180	6,014
*	ACI Worldwide, Inc.	340,814	5,971
*	Vocus, Inc.	173,657	5,897
*	Mercadolibre Inc.	285,171	5,803
*	OmniVision Technologies, Inc.	506,532	5,780
*,^	Data Domain, Inc.	259,452	5,778
*	ATMI, Inc.	318,353	5,724
^	Heartland Payment Systems, Inc.	223,466	5,712
*	Hittite Microwave Corp.	169,820	5,706
	Technitrol, Inc.	385,373	5,700
*	DealerTrack Holdings Inc.	337,813	5,689

^	Daktronics, Inc.	338,856	5,645
*	Diodes Inc.	302,064	5,573
*	Standard Microsystem Corp.	222,826	5,566
*	Entegris Inc.	1,134,707	5,492
*	Manhattan Associates, Inc.	244,403	5,460
*	Tyler Technologies, Inc.	357,741	5,427
*	MicroStrategy Inc.	90,380	5,380
*	Blue Coat Systems, Inc.	376,467	5,342
*	Brooks Automation, Inc.	629,961	5,266
*	NETGEAR, Inc.	350,152	5,252
*	SPSS, Inc.	176,890	5,193
	AVX Corp.	509,116	5,188
*	TeleTech Holdings, Inc.	416,949	5,187
*	Cypress Semiconductor Corp.	990,576	5,171
*	Powerwave Technologies, Inc.	1,300,323	5,149
*,^	Netlogic Microsystems Inc.	169,622	5,129
*,^	Bankrate, Inc.	130,909	5,094
*	RealNetworks, Inc.	990,801	5,033
*	DTS Inc.	176,815	4,921
*	Commvault Systems, Inc.	402,543	4,851
	Micrel, Inc.	530,176	4,809
*	Forrester Research, Inc.	163,017	4,780
*	MSC Software Corp.	446,167	4,774
	Park Electrochemical Corp.	191,804	4,649
*	Advanced Energy Industries, Inc.	330,954	4,527
*	Cogent Inc.	442,258	4,520
*	Art Technology Group, Inc.	1,276,193	4,492
*	Veeco Instruments, Inc.	300,387	4,449
*	ModusLink Global Solutions, Inc.	461,726	4,437
*	JDA Software Group, Inc.	288,103	4,382
*	Taleo Corp. Class A	219,403	4,364
*,^	Sigma Designs, Inc.	301,515	4,288
	CTS Corp.	333,547	4,263
*	TNS Inc.	218,211	4,227
*	TTM Technologies, Inc.	423,856	4,205
*	Zoran Corp.	513,582	4,191
*	Epicor Software Corp.	529,539	4,178
*	EPIQ Systems, Inc.	297,021	4,039
*	Ness Technologies Inc.	350,352	4,019
*	Monolithic Power Systems	229,635	3,989
*	Adaptec, Inc.	1,200,366	3,937
*,^	SAVVIS, Inc.	291,490	3,918
*	Silicon Image, Inc.	727,969	3,887
*	SYNNEX Corp.	173,669	3,880
*	Applied Micro Circuits Corp.	643,623	3,849
*	Electro Scientific Industries, Inc.	268,827	3,823
*	Brightpoint, Inc.	526,987	3,794
*	Finisar Corp.	3,735,506	3,773
*	Ciber, Inc.	538,617	3,765
	InfoSpace, Inc.	341,591	3,706
*,^	Starent Networks Corp.	276,095	3,573
*,^	UTStarcom, Inc.	1,050,678	3,541

*,^	Universal Display Corp.	320,876	3,517
*	Hughes Communications Inc.	95,359	3,500
*	Newport Corp.	320,001	3,450
*	EMS Technologies, Inc.	154,194	3,440
*	S1 Corp.	560,354	3,429
	Cohu, Inc.	216,745	3,429
*,^	Stratasys, Inc.	195,426	3,414
*,^	Cavium Networks, Inc.	240,028	3,380
	Methode Electronics, Inc. Class A	375,892	3,360
*	GSI Commerce, Inc.	211,348	3,272
*,^	SuccessFactors Inc.	299,953	3,269
*	Supertex, Inc.	115,082	3,241
*	Neutral Tandem, Inc.	172,736	3,203
*	FARO Technologies, Inc.	157,189	3,202
*	Kenexa Corp.	200,340	3,163
*	Symyx Technologies, Inc.	317,345	3,145
*	Cirrus Logic, Inc.	576,592	3,142
*	Secure Computing Corp.	569,049	3,118
*	Actel Corp.	249,798	3,117
*	Internet Capital Group Inc.	383,911	3,114
*	Move, Inc.	1,447,839	3,069
*	VASCO Data Security International, Inc.	295,799	3,064
*	Netezza Corp.	288,133	3,057
*	Silicon Storage Technology, Inc.	918,745	2,995
*	ComScore Inc.	169,761	2,993
*	IPG Photonics Corp.	153,187	2,989
*	SonicWALL, Inc.	567,445	2,973
*	Ixia	392,488	2,893
*	Rackable Systems Inc.	293,263	2,877
*	Extreme Networks, Inc.	845,487	2,849
*	Exar Corp.	368,895	2,826
*,^	Echelon Corp.	283,367	2,800
	NIC Inc.	401,129	2,768
*,^	Aruba Networks, Inc.	529,788	2,718
*,^	NetSuite Inc.	149,964	2,702
	Bel Fuse, Inc. Class B	94,763	2,698
*	Hutchinson Technology, Inc.	232,934	2,697
	Marchex, Inc.	261,050	2,686
*	AsiaInfo Holdings, Inc.	291,601	2,677
*	Vignette Corp.	244,178	2,622
*,^	LoopNet, Inc.	264,685	2,602
	Electro Rent Corp.	192,343	2,583
*,^	WebMD Health Corp. Class A	84,026	2,499
*	RightNow Technologies Inc.	198,625	2,497
*	Rudolph Technologies, Inc.	286,648	2,402
*	Kulicke & Soffa Industries, Inc.	529,829	2,390
*	The Knot, Inc.	284,434	2,375
*	Lattice Semiconductor Corp.	1,136,353	2,341
*	Mattson Technology, Inc.	490,619	2,321
*	Switch and Data Inc.	185,906	2,315
*	Global Cash Access, Inc.	456,429	2,310
	Agilysys, Inc.	224,226	2,262

*	Radiant Systems, Inc.	256,728	2,231
*	infoGROUP, Inc.	334,326	2,210
*	Quantum Corp.	2,031,992	2,195
*	DSP Group Inc.	279,747	2,140
*	Monotype Imaging Holdings Inc.	186,962	2,081
*	Perficient, Inc.	300,103	1,993
*	Synchronoss Technologies, Inc.	210,076	1,977
*	Harris Stratex Networks, Inc. Class A	252,944	1,975
*,^	Internet Brands Inc.	281,560	1,962
*	Conexant Systems, Inc.	487,226	1,954
*	Novatel Wireless, Inc.	320,185	1,940
*	Eagle Test Systems, Inc.	125,167	1,916
*,^	Constant Contact, Inc.	111,530	1,904
*	iGATE Corp.	213,044	1,847
*	Spansion Inc. Class A	1,186,330	1,839
*	MRV Communications Inc.	1,554,655	1,819
*	Loral Space and Communications Ltd.	120,045	1,773
*	3PAR, Inc.	270,780	1,747
*	ANADIGICS, Inc.	619,445	1,741
*,^	Internap Network Services Corp.	498,922	1,736
*	Axcelis Technologies, Inc.	1,011,965	1,720
*	Advanced Analogic Technologies, Inc.	364,029	1,693
	Gevity HR, Inc.	229,689	1,672
*	Liquidity Services, Inc.	151,767	1,647
*	FalconStor Software, Inc.	285,969	1,533
*	Dice Holdings Inc.	214,788	1,525
*	Chordiant Software, Inc.	296,797	1,523
*	Magma Design Automation, Inc.	375,648	1,510
*,^	Multi-Fineline Electronix, Inc.	98,346	1,455
*	Trident Microsystems, Inc.	602,838	1,447
*	Cogo Group, Inc.	266,538	1,405
*	Acme Packet, Inc.	236,857	1,357
*	GSI Group, Inc.	377,757	1,333
*	Lionbridge Technologies, Inc.	541,183	1,320
*	Airvana, Inc.	221,880	1,307
*	ExlService Holdings, Inc.	142,248	1,249
*	PDF Solutions, Inc.	234,804	1,221
*,^	Orbcomm, Inc.	246,527	1,215
*	Kemet Corp.	826,403	1,157
*	DivX, Inc.	175,924	1,138
*	Compellent Technologies, Inc.	91,591	1,136
*,^	Sonic Solutions, Inc.	245,523	1,080
*,^	BearingPoint, Inc.	2,156,138	1,078
*	Smart Modular Technologies Inc.	358,425	1,075
*	OpNext, Inc.	224,492	1,030
*	Openwave Systems Inc.	817,496	1,014
*,^	Isilon Systems Inc.	217,761	960
	Renaissance Learning, Inc.	71,768	932
*	Limelight Networks Inc.	368,090	920
*	Rubicon Technology, Inc.	124,300	897
*	SiRF Technology Holdings, Inc.	566,125	844
*	Photronics, Inc.	393,065	739

*	TechTarget	100,659	705
*,^	Comverge Inc.	150,916	694
*	BigBand Networks Inc.	187,775	693
*	Deltek, Inc.	106,943	650
*,^	Nextwave Wireless Inc.	609,893	366
	Bel Fuse, Inc. Class A	9,781	269
	Mastech Holdings, Inc.	14,185	108
*	Lantronix, Inc. Warrants Exp. 2/9/11	2,568	—
			2,320,589
Materials (4.5%)
	AptarGroup Inc.	674,270	26,371
	Nalco Holding Co.	1,400,544	25,966
	Packaging Corp. of America	1,029,229	23,858
	RPM International, Inc.	1,209,223	23,386
	Hercules, Inc.	1,066,142	21,099
	Valspar Corp.	943,614	21,033
	Cabot Corp.	639,105	20,311
	Cytec Industries, Inc.	448,721	17,460
	Compass Minerals International, Inc.	321,128	16,824
	Temple-Inland Inc.	1,053,098	16,070
	Greif Inc. Class A	236,682	15,531
	Olin Corp.	741,077	14,377
	Rock-Tenn Co.	359,070	14,356
	Silgan Holdings, Inc.	262,327	13,402
	Sensient Technologies Corp.	452,738	12,736
*	Smurfit-Stone Container Corp.	2,538,470	11,931
	Carpenter Technology Corp.	450,047	11,544
*	Rockwood Holdings, Inc.	439,839	11,286
	Minerals Technologies, Inc.	187,502	11,130
	Chemtura Corp.	2,400,844	10,948
	H.B. Fuller Co.	524,240	10,941
	Royal Gold, Inc.	302,610	10,882
*	W.R. Grace & Co.	714,636	10,805
	Scotts Miracle-Gro Co.	447,883	10,588
*	Century Aluminum Co.	377,906	10,464
	Worthington Industries, Inc.	668,561	9,988
	Eagle Materials, Inc.	430,639	9,633
	Louisiana-Pacific Corp.	1,023,844	9,522
	Texas Industries, Inc.	231,231	9,448
	Ferro Corp.	433,433	8,712
	Arch Chemicals, Inc.	246,588	8,705
	Schnitzer Steel Industries, Inc. Class A	214,703	8,425
*,^	Coeur d'Alene Mines Corp.	4,913,956	7,518
*,^	Calgon Carbon Corp.	365,218	7,436
*,^	Hecla Mining Co.	1,571,840	7,356
	AMCOL International Corp.	224,508	7,018
	NewMarket Corp.	130,394	6,853
*	OM Group, Inc.	302,956	6,817
	Deltic Timber Corp.	104,837	6,683
	Kaiser Aluminum Corp.	153,107	6,576
	Koppers Holdings, Inc.	175,626	6,570
	Glatfelter	447,743	6,062

*	PolyOne Corp.	878,709	5,668
*	Headwaters Inc.	416,635	5,562
*	Haynes International, Inc.	118,015	5,527
	A. Schulman Inc.	241,826	4,783
	Wausau Paper Corp.	469,056	4,752
*,^	Zoltek Cos., Inc.	270,257	4,624
*	RTI International Metals, Inc.	227,813	4,456
	Westlake Chemical Corp.	195,682	4,115
*	Brush Engineered Materials Inc.	202,032	3,752
	Innophos Holdings Inc.	144,577	3,525
	Myers Industries, Inc.	278,983	3,518
*	Buckeye Technology, Inc.	387,411	3,173
	Spartech Corp.	303,759	3,007
	American Vanguard Corp.	196,176	2,958
*	Graphic Packaging Holding Co.	1,181,441	2,954
	A.M. Castle & Co.	167,807	2,900
	Neenah Paper Inc.	144,136	2,854
	Innospec, Inc.	232,431	2,803
	Schweitzer-Mauduit International, Inc.	147,324	2,798
	Olympic Steel, Inc.	91,147	2,688
*,^	Stillwater Mining Co.	460,036	2,673
*,^	Flotek Industries, Inc.	212,737	2,340
*,^	General Moly, Inc.	525,862	2,287
*	Horsehead Holding Corp.	346,171	2,042
*,^	AbitibiBowater, Inc.	498,992	1,931
	NL Industries, Inc.	96,870	995
*	Apex Silver Mines Ltd.	526,264	905
	Georgia Gulf Corp.	324,961	812
			617,023
Telecommunication Services (1.0%)
*	SBA Communications Corp.	969,883	25,091
*	TW telecom, Inc.	1,385,844	14,399
*	Premiere Global Services, Inc.	582,814	8,194
	FairPoint Communications, Inc.	882,035	7,647
*	Cincinnati Bell Inc.	2,406,588	7,436
*	Syniverse Holdings Inc.	440,450	7,316
*	Clearwire Corp.	605,196	7,190
	Iowa Telecommunications Services Inc.	317,443	5,930
	Shenandoah Telecommunications Co.	240,544	5,309
	Alaska Communications Systems Holdings, Inc.	429,203	5,249
*	Centennial Communications Corp. Class A	801,740	5,003
	NTELOS Holdings Corp.	166,628	4,481
*	General Communication, Inc.	442,771	4,100
*	Global Crossing Ltd.	246,958	3,744
	Consolidated Communications Holdings, Inc.	233,825	3,526
*,^	Cogent Communications Group, Inc.	447,752	3,457
*	Cbeyond Inc.	226,999	3,267
*	iPCS, Inc.	143,904	3,205
	Atlantic Tele-Network, Inc.	98,456	2,757
*	PAETEC Holding Corp.	1,199,765	2,579
	USA Mobility, Inc.	229,820	2,528
	SureWest Communications	133,816	1,365

*	ICO Global Communications (Holdings) Ltd.	1,079,332	1,176
*,^	Globalstar, Inc.	609,416	1,036
*	Fibertower Corp.	741,407	1,023
*,^	TerreStar Corp.	809,131	809
*,^	Vonage Holdings Corp.	769,000	769
*,^	IDT Corp. Class B	454,544	336
*	IDT Corp.	134,597	70
			138,992
Utilities (4.2%)
	Puget Energy, Inc.	1,285,975	34,336
	OGE Energy Corp.	911,964	28,161
	UGI Corp. Holding Co.	1,060,582	27,342
	Great Plains Energy, Inc.	1,175,625	26,040
	ITC Holdings Corp.	490,074	25,371

Hawaiian Electric Industries Inc.	833,966	24,193
Westar Energy, Inc.	1,039,907	23,959
AGL Resources Inc.	758,999	23,817
Atmos Energy Corp.	894,258	23,805
Aqua America, Inc.	1,324,866	23,556
Piedmont Natural Gas, Inc.	728,004	23,267
Vectren Corp.	757,102	21,085
Nicor Inc.	447,499	19,847
WGL Holdings Inc.	490,405	15,914
Cleco Corp.	597,164	15,078
New Jersey Resources Corp.	415,622	14,917
Portland General Electric Co.	620,237	14,675
Northwest Natural Gas Co.	261,838	13,616
IDACORP, Inc.	448,580	13,049
Southwest Gas Corp.	429,253	12,989
Black Hills Corp.	380,750	11,830
ALLETE, Inc.	259,935	11,567
Avista Corp.	525,924	11,418

	South Jersey Industries, Inc.	294,704	10,521
	UniSource Energy Corp.	341,316	9,963
	The Laclede Group, Inc.	205,384	9,959
	NorthWestern Corp.	386,192	9,705
*	El Paso Electric Co.	443,547	9,315
	UIL Holdings Corp.	237,269	8,145
	PNM Resources Inc.	762,942	7,813
	MGE Energy, Inc.	219,030	7,787
^	California Water Service Group	195,212	7,516
	Ormat Technologies Inc.	202,246	7,348
	Empire District Electric Co.	334,817	7,148
	CH Energy Group, Inc.	156,302	6,810
	American States Water Co.	171,103	6,588
	EnergySouth, Inc.	72,339	4,444
	SJW Corp.	136,283	4,084
*	Synthesis Energy Systems, Inc.	320,502	1,554
			578,532
Total Common Stocks (Cost $14,276,450)			13,791,080
Temporary Cash Investments (5.1%)

		Coupon
Money Market Fund (5.0%)
[1,2]	Vanguard Market Liquidity Fund	2.296%		698,307,017	698,307
				Face
			Maturity	Amount
			Date	($000)
U.S. Agency Obligations (0.1%)
[3,4]	Federal Home Loan Bank	2.455%	11/5/08	3,000	2,990
[3,4]	Federal National Mortgage Assn.	2.576%	10/15/08	5,000	4,994
				7,984
Total Temporary Cash Investments (Cost $706,295)				706,291
Total Investments (104.9%) (Cost $14,982,745)				14,497,371
[2] Other Assets and Liabilities-Net (-4.9%)				(678,244)
Net Assets (100%)				13,819,127

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $633,394,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $659,609,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $7,984,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $14,982,745,000. Net unrealized depreciation of investment securities for tax purposes was $485,374,000, consisting of unrealized gains of $2,117,961,000 on securities that had risen in value since their purchase and $2,603,335,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 4.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	(Short Contracts)	Value	(Depreciation)
E-mini Russell 2000 Index	562	38,126	(1,638)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in	Futures
	Securities	Contracts
	($000)	($000)
Level 1- Quoted prices	14,489,387	(1,638)
Level 2- Other significant observable inputs	7,984	-
Level 3- Significant unobservable inputs	-	-
Total	14,497,371	(1,638)

Vanguard Small-Cap Value Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000
Common Stocks (100.1%)
Consumer Discretionary (12.3%)
	Snap-On Inc.	386,263	20,341
	Service Corp. International	1,753,031	14,655
*	DreamWorks Animation SKG, Inc.	453,184	14,253
	Phillips-Van Heusen Corp.	344,056	13,043
	Tupperware Brands Corp.	415,272	11,474
*	Jarden Corp.	464,007	10,881
	Jones Apparel Group, Inc.	580,024	10,736
	Liz Claiborne, Inc.	634,899	10,431
*	Rent-A-Center, Inc.	446,875	9,956
*	Career Education Corp.	600,336	9,816
	Gentex Corp.	621,810	8,892
	Wolverine World Wide, Inc.	333,379	8,825
*,^	Saks Inc.	918,794	8,499
	Regal Entertainment Group Class A	521,548	8,230
*	AnnTaylor Stores Corp.	395,791	8,169
*	Collective Brands, Inc.	428,133	7,839
	International Speedway Corp.	194,754	7,578
	Ryland Group, Inc.	284,025	7,532
	Regis Corp.	273,759	7,528
	Brunswick Corp.	586,659	7,503
*	Carter's, Inc.	379,055	7,479
	Meredith Corp.	248,344	6,966
	Barnes & Noble, Inc.	256,993	6,702
	Interactive Data Corp.	251,979	6,355
	ArvinMeritor, Inc.	468,919	6,115
*,^	Zale Corp.	237,985	5,950
	Callaway Golf Co.	421,369	5,929
*	TRW Automotive Holdings Corp.	372,002	5,919
	The Buckle, Inc.	102,507	5,693
	Bob Evans Farms, Inc.	207,997	5,676
	Scholastic Corp.	220,864	5,672
^	Tempur-Pedic International Inc.	475,157	5,588
*	Timberland Co.	319,581	5,551
	Genesco, Inc.	154,961	5,188
	Ethan Allen Interiors, Inc.	182,461	5,113
*	Quiksilver, Inc.	842,874	4,838
	Dillard's Inc.	406,664	4,799
	American Greetings Corp. Class A	304,385	4,654
*	Lear Corp.	440,180	4,622
	Stewart Enterprises, Inc. Class A	586,050	4,606
	Men's Wearhouse, Inc.	213,663	4,538
	OfficeMax, Inc.	508,007	4,516
	Brown Shoe Co., Inc.	269,947	4,422
*	Wendy's/Arby's Group, Inc.	834,127	4,388
*	Helen of Troy Ltd.	192,547	4,384

*	JAKKS Pacific, Inc.	174,459	4,346
	MDC Holdings, Inc.	113,217	4,143
*	Standard Pacific Corp.	832,427	4,087
	Hearst-Argyle Television Inc.	176,434	3,940
	UniFirst Corp.	91,291	3,934
	CBRL Group, Inc.	148,791	3,913
	Columbia Sportswear Co.	93,189	3,910
*	Charming Shoppes, Inc.	760,167	3,717
*	Exide Technologies	502,945	3,712
	Fred's, Inc.	254,334	3,617
^	Boyd Gaming Corp.	381,838	3,574
*	Domino's Pizza, Inc.	293,368	3,562
*	ATC Technology Corp.	149,672	3,553
	Belo Corp. Class A	590,779	3,521
	Stage Stores, Inc.	256,545	3,504
*,^	Cabela's Inc.	287,136	3,469
*	Jo-Ann Stores, Inc.	161,613	3,391
	Group 1 Automotive, Inc.	155,590	3,381
	Finish Line, Inc.	333,831	3,335
	Penske Automotive Group Inc.	287,109	3,293
	Furniture Brands International Inc.	310,405	3,265
	Cato Corp. Class A	185,603	3,257
	Cooper Tire & Rubber Co.	375,439	3,229
^	La-Z-Boy Inc.	345,393	3,219
*	The Dress Barn, Inc.	210,155	3,213
	Sotheby's	158,107	3,172
	Churchill Downs, Inc.	64,172	3,143
	K-Swiss, Inc.	178,066	3,098
*	Pinnacle Entertainment, Inc.	401,167	3,033
	Modine Manufacturing Co.	208,120	3,014
	Cinemark Holdings Inc.	216,271	2,941
	Jackson Hewitt Tax Service Inc.	190,830	2,927
	Superior Industries International, Inc.	152,287	2,918
*	HSN,Inc.	260,977	2,873
	Harte-Hanks, Inc.	275,720	2,859
*	Gaylord Entertainment Co.	95,793	2,813
*,^	Hovnanian Enterprises Inc. Class A	352,070	2,813
*	Ticketmaster	260,987	2,800
*	Valassis Communications, Inc.	322,520	2,793
*	Interval Leisure Group, Inc.	260,786	2,712
	Movado Group, Inc.	121,043	2,705
	Borders Group, Inc.	406,176	2,665
*	Steven Madden, Ltd.	106,483	2,639
	Monro Muffler Brake, Inc.	111,408	2,569
	Oxford Industries, Inc.	98,765	2,551
	Asbury Automotive Group, Inc.	214,243	2,468
	Ameristar Casinos, Inc.	172,538	2,448
	Winnebago Industries, Inc.	185,678	2,399
*	RC2 Corp.	116,694	2,334
	World Wrestling Entertainment, Inc.	147,695	2,283
	The Marcus Corp.	139,279	2,240
	National Presto Industries, Inc.	29,833	2,223

^	Talbots Inc.	168,007	2,201
*	Tenneco Automotive, Inc.	203,206	2,160
	The Pep Boys (Manny, Moe & Jack)	347,189	2,146
*	Ruby Tuesday, Inc.	346,940	2,009
	Speedway Motorsports, Inc.	102,294	1,993
^	Sealy Corp.	305,291	1,972
	Fisher Communications, Inc.	49,719	1,959
*	Hot Topic, Inc.	293,096	1,937
^	M/I Homes, Inc.	84,589	1,927
	Blyth, Inc.	169,839	1,926
*	Cox Radio, Inc.	174,316	1,841
	Sinclair Broadcast Group, Inc.	357,762	1,803
^	The McClatchy Co. Class A	384,014	1,690
^	Media General, Inc. Class A	135,118	1,680
	American Axle & Manufacturing Holdings, Inc.	310,121	1,662
*	Tween Brands, Inc.	165,912	1,624
	Sonic Automotive, Inc.	190,190	1,609
*	Pacific Sunwear of California, Inc.	238,352	1,604
*	Core-Mark Holding Co., Inc.	63,406	1,585
*,^	Blockbuster Inc. Class A	758,296	1,562
*	Steak n Shake Co.	173,364	1,505
*,^	Beazer Homes USA, Inc.	249,973	1,495
*	Orbitz Worldwide, Inc.	250,900	1,473
	Big 5 Sporting Goods Corp.	139,894	1,444
*	Charlotte Russe Holding Inc.	140,507	1,440
	E.W. Scripps Co. Class A	198,082	1,400
	Journal Communications, Inc.	280,718	1,370
*	Skechers U.S.A., Inc.	77,502	1,304
	O'Charley's Inc.	147,819	1,293
	CSS Industries, Inc.	49,191	1,266
*,^	Conn's, Inc.	67,402	1,261
*	Pier 1 Imports Inc.	300,081	1,239
^	Idearc Inc.	990,333	1,238
*	Leapfrog Enterprises, Inc.	114,807	1,212
^	Landry's Restaurants, Inc.	75,301	1,171
^	Brookfield Homes Corp.	80,651	1,158
*,^	Citadel Broadcasting Corp.	1,237,647	1,015
	Kenneth Cole Productions, Inc.	68,457	1,006
	Entercom Communications Corp.	200,129	1,005
*	Lin TV Corp.	183,191	945
*	R.H. Donnelley Corp.	466,755	929
^	Lee Enterprises, Inc.	263,664	923
^	DineEquity, Inc.	52,630	887
*	Tuesday Morning Corp.	210,653	870
*	Universal Technical Institute Inc.	50,273	858
	Circuit City Stores, Inc.	1,137,579	853
*	MarineMax, Inc.	116,748	844
*	DSW Inc. Class A	59,715	818
*	Build-A-Bear-Workshop, Inc.	108,541	790
*	Retail Ventures, Inc.	194,342	758
	Dover Downs Gaming & Entertainment, Inc.	93,829	730
*	Great Wolf Resorts, Inc.	197,182	722

	Marine Products Corp.	86,769	720
*	Isle of Capri Casinos, Inc.	74,232	670
*,^	Raser Technologies, Inc.	78,368	666
*	Bluegreen Corp.	94,943	656
*,^	Krispy Kreme Doughnuts, Inc.	184,897	610
	AH Belo Corp.	117,241	605
*	Blockbuster Inc. Class B	454,142	600
*	Ascent Media Corporation	22,158	541
*,^	Martha Stewart Living Omnimedia, Inc.	59,128	503
	Stein Mart, Inc.	120,423	471
	Lithia Motors, Inc.	104,352	450
	Gray Television, Inc.	253,122	435
*,^	Six Flags, Inc.	582,482	390
	Monaco Coach Corp.	191,779	374
*	ValueVision Media, Inc.	198,516	367
*	Westwood One, Inc.	481,356	241
*	Fleetwood Enterprises, Inc.	177,158	183
^	GateHouse Media, Inc.	204,482	100
*	Nexcen Brands, Inc.	112,381	31
			586,087
Consumer Staples (3.9%)
	J.M. Smucker Co.	353,678	17,928
	Corn Products International, Inc.	496,511	16,027
	Longs Drug Stores, Inc.	203,763	15,413
	Flowers Foods, Inc.	361,066	10,601
	Del Monte Foods Co.	1,322,617	10,316
*	BJ's Wholesale Club, Inc.	260,058	10,106
	Universal Corp. (VA)	180,897	8,880
	Ruddick Corp.	258,810	8,398
*	Hain Celestial Group, Inc.	271,352	7,470
*	TreeHouse Foods Inc.	209,092	6,210
	Nu Skin Enterprises, Inc.	340,291	5,520
	Lancaster Colony Corp.	143,241	5,394
	Vector Group Ltd.	296,941	5,244
*	Chiquita Brands International, Inc.	290,681	4,596
	Sanderson Farms, Inc.	115,179	4,232
	Lance, Inc.	168,360	3,820
	WD-40 Co.	104,740	3,763
	Nash-Finch Co.	85,552	3,689
	The Andersons, Inc.	103,322	3,639
*	Elizabeth Arden, Inc.	172,792	3,392
	J & J Snack Foods Corp.	94,134	3,192
*	The Pantry, Inc.	149,181	3,161
	Weis Markets, Inc.	72,371	2,606
*	Prestige Brands Holdings Inc.	234,279	2,080
^	Tootsie Roll Industries, Inc.	71,664	2,072
	Ingles Markets, Inc.	83,418	1,904
*	Central Garden & Pet Co. Class A	307,641	1,831
	B&G Foods Inc.	247,184	1,767
	Spartan Stores, Inc.	51,138	1,272
*	The Great Atlantic & Pacific Tea Co., Inc.	115,586	1,251
	Farmer Brothers, Inc.	48,540	1,207

*	Alliance One International, Inc.	309,694	1,177
	Alico, Inc.	24,715	1,172
*,^	Rite Aid Corp.	1,379,975	1,118
*	Central Garden and Pet Co.	148,904	876
	Pilgrim's Pride Corp.	323,077	805
	PriceSmart, Inc.	39,681	664
*	National Beverage Corp.	61,051	542
	Reddy Ice Holdings, Inc.	146,649	535
^	Mannatech, Inc.	105,650	423
			184,293

Energy (3.7%)
*	Whiting Petroleum Corp.	283,557	20,206
	Tidewater Inc.	332,824	18,425
	Southern Union Co.	747,575	15,437
	Overseas Shipholding Group Inc.	196,068	11,433
*	Mariner Energy Inc.	529,276	10,850
*	Stone Energy Corp.	199,568	8,448
*	Swift Energy Co.	204,607	7,916
*	SEACOR Holdings Inc.	91,060	7,189
*	Rosetta Resources, Inc.	344,456	6,324
*	Bristow Group, Inc.	179,294	6,067
*,^	Hercules Offshore, Inc.	386,792	5,864
	W&T Offshore, Inc.	204,522	5,581
*	Encore Acquisition Co.	118,497	4,951
*,^	USEC Inc.	746,801	4,040
	Lufkin Industries, Inc.	49,457	3,924
	General Maritime Corp.	189,152	3,685
*,^	Enbridge Energy Management LLC	81,924	3,430
*	Brigham Exploration Co.	294,575	3,237
*	Parker Drilling Co.	378,974	3,039
*,^	Oilsands Quest, Inc.	930,277	2,782
*	Gulfmark Offshore, Inc.	61,976	2,782
	Crosstex Energy, Inc.	92,502	2,310
*	Harvest Natural Resources, Inc.	224,848	2,276
*	Newpark Resources, Inc.	301,211	2,199
*,^	Trico Marine Services, Inc.	80,744	1,379
^	Western Refining, Inc.	133,663	1,351
	APCO Argentina Inc.	44,788	1,268
*	Gulfport Energy Corp.	121,147	1,218
*	Allis-Chalmers Energy Inc.	91,550	1,158
*	T-3 Energy Services, Inc.	27,687	1,028
*,^	VeraSun Energy Corp.	237,184	742
*,^	Aventine Renewable Energy Holdings, Inc.	210,925	667
*	Bronco Drilling Co., Inc.	61,456	628
*	Energy Partners, Ltd.	70,867	614
*,^	SulphCo, Inc.	291,971	587
	Delek US Holdings, Inc.	58,540	543
*,^	Evergreen Energy, Inc.	269,687	254
*,^	GeoGlobal Resources Inc.	94,023	237

*,^	Verenium Corp.	76,757	72
			174,141
Financials (35.7%)
	Rayonier Inc. REIT	525,452	24,880
	Alexandria Real Estate Equities, Inc. REIT	214,956	24,183
	Nationwide Health Properties, Inc. REIT	645,448	23,223
	Digital Realty Trust, Inc. REIT	452,952	21,402
	Cullen/Frost Bankers, Inc.	354,890	21,293
	Essex Property Trust, Inc. REIT	170,954	20,229
	Valley National Bancorp	857,912	17,982
	Senior Housing Properties Trust REIT	749,883	17,870
^	Realty Income Corp. REIT	678,597	17,372
	Bank of Hawaii Corp.	321,945	17,208
	StanCorp Financial Group, Inc.	328,266	17,070
	BRE Properties Inc. Class A REIT	341,676	16,742
	Jefferies Group, Inc.	759,416	16,616
	Apollo Investment Corp.	949,960	16,197
	Arthur J. Gallagher & Co.	621,893	15,958
	The Hanover Insurance Group Inc.	344,249	15,670
*	Philadelphia Consolidated Holding Corp.	264,490	15,491
	Aspen Insurance Holdings Ltd.	560,927	15,425
	Highwood Properties, Inc. REIT	425,511	15,131
	Douglas Emmett, Inc. REIT	649,892	14,993
	Mack-Cali Realty Corp. REIT	440,138	14,907
	BancorpSouth, Inc.	496,555	13,968
	Corporate Office Properties Trust, Inc. REIT	341,285	13,771
	Waddell & Reed Financial, Inc.	551,585	13,652
*	Alleghany Corp.	36,109	13,180
	Wilmington Trust Corp.	451,451	13,015
	Fulton Financial Corp.	1,165,611	12,717
	BioMed Realty Trust, Inc. REIT	480,460	12,708
*	SVB Financial Group	214,697	12,435
	Home Properties, Inc. REIT	211,946	12,282
	Potlatch Corp. REIT	263,844	12,240
	Washington REIT	331,040	12,126
	Entertainment Properties Trust REIT	220,262	12,053
	National Retail Properties REIT	491,929	11,782
	First Niagara Financial Group, Inc.	747,414	11,772
	Platinum Underwriters Holdings, Ltd.	327,664	11,626
*	ProAssurance Corp.	204,097	11,429
	FirstMerit Corp.	542,325	11,389
	Astoria Financial Corp.	547,036	11,340
	Susquehanna Bancshares, Inc.	576,355	11,250
	Westamerica Bancorporation	194,776	11,205
	Healthcare Realty Trust Inc. REIT	377,448	11,003
	Washington Federal Inc.	588,806	10,863
	IPC Holdings Ltd.	358,896	10,842
	Hilb, Rogal and Hamilton Co.	231,504	10,821
	Omega Healthcare Investors, Inc. REIT	548,272	10,779
	Endurance Specialty Holdings Ltd.	342,467	10,589
	Kilroy Realty Corp. REIT	219,388	10,485
	Whitney Holdings Corp.	429,855	10,424
	HRPT Properties Trust REIT	1,510,270	10,406
^	Colonial BancGroup, Inc.	1,285,356	10,103

	UMB Financial Corp.	192,262	10,098
	Mercury General Corp.	183,364	10,039
	International Bancshares Corp.	368,246	9,943
	Montpelier Re Holdings Ltd.	601,442	9,930
	United Bankshares, Inc.	275,274	9,635
	Erie Indemnity Co. Class A	225,862	9,547
	Brandywine Realty Trust REIT	586,859	9,407
	Allied World Assurance Holdings, Ltd.	261,956	9,305
	F.N.B. Corp.	576,077	9,206
	Zenith National Insurance Corp.	249,420	9,139
	Prosperity Bancshares, Inc.	266,968	9,074
	American Campus Communities, Inc. REIT	267,022	9,047
*	Knight Capital Group, Inc. Class A	599,420	8,907
	Old National Bancorp	444,175	8,892
	Webster Financial Corp.	351,540	8,876
	Odyssey Re Holdings Corp.	199,753	8,749
	Mid-America Apartment Communities, Inc. REIT	175,742	8,636
	DCT Industrial Trust Inc. REIT	1,150,111	8,614
^	First Industrial Realty Trust REIT	296,681	8,509
	Glacier Bancorp, Inc.	343,267	8,503
	CBL & Associates Properties, Inc. REIT	422,004	8,474
	Post Properties, Inc. REIT	295,608	8,268
	Selective Insurance Group	357,235	8,188
	EastGroup Properties, Inc. REIT	166,837	8,098
	Hancock Holding Co.	157,930	8,054
	First Midwest Bancorp, Inc.	325,313	7,886
	Unitrin, Inc.	315,319	7,864
	Delphi Financial Group, Inc.	279,023	7,824
*,^	AmeriCredit Corp.	771,708	7,817
	Extra Space Storage Inc. REIT	505,493	7,764
	R.L.I. Corp.	123,107	7,644
*	Argo Group International Holdings	206,080	7,594
^	Cousins Properties, Inc. REIT	294,042	7,428
^	Assured Guaranty Ltd.	456,669	7,425
	MFA Mortgage Investments, Inc. REIT	1,137,943	7,397
*	Stifel Financial Corp.	144,520	7,212
	Max Re Capital Ltd.	303,092	7,041
	National Penn Bancshares Inc.	479,999	7,008
	Lexington Realty Trust REIT	404,330	6,963
	Ares Capital Corp.	650,779	6,788
	Trustmark Corp.	326,162	6,765
	The Phoenix Cos., Inc.	728,536	6,732
^	Cathay General Bancorp	281,497	6,700
	Capitol Federal Financial	149,309	6,619
	Sovran Self Storage, Inc. REIT	146,316	6,539
	NewAlliance Bancshares, Inc.	425,715	6,399
	LaSalle Hotel Properties REIT	268,717	6,266
	Inland Real Estate Corp. REIT	397,291	6,233
	NBT Bancorp, Inc.	204,261	6,111
	Tanger Factory Outlet Centers, Inc. REIT	137,239	6,010
	Pacific Capital Bancorp	293,796	5,979
	First Commonwealth Financial Corp.	441,722	5,950

	Provident Financial Services Inc.	359,452	5,935
	TrustCo Bank NY	506,660	5,933
^	Umpqua Holdings Corp.	402,883	5,926
	PS Business Parks, Inc. REIT	102,619	5,911
	MGIC Investment Corp.	838,251	5,893
^	Park National Corp.	75,018	5,851
	First BanCorp Puerto Rico	526,393	5,822
	East West Bancorp, Inc.	424,948	5,822
	CVB Financial Corp.	417,793	5,807
	S & T Bancorp, Inc.	157,467	5,800
	DiamondRock Hospitality Co. REIT	634,886	5,777
	Employers Holdings, Inc.	332,312	5,776
	MB Financial, Inc.	174,500	5,771
	National Health Investors REIT	167,516	5,726
	Colonial Properties Trust REIT	301,339	5,632
	Equity One, Inc. REIT	272,448	5,582
*	Piper Jaffray Cos., Inc.	125,409	5,424
	First Financial Bankshares, Inc.	104,365	5,414
*	Navigators Group, Inc.	90,290	5,237
	First Citizens BancShares Class A	29,193	5,226
	Franklin Street Properties Corp. REIT	401,245	5,216
	Acadia Realty Trust REIT	205,289	5,190
	Sterling Bancshares, Inc.	490,062	5,121
	Medical Properties Trust Inc. REIT	445,646	5,058
	Sterling Financial Corp.	348,240	5,049
	Brookline Bancorp, Inc.	391,010	5,001
	Pennsylvania REIT	263,094	4,959
	PacWest Bancorp	173,184	4,951
*	PHH Corp.	362,577	4,819
	Community Bank System, Inc.	190,765	4,798
	UCBH Holdings, Inc.	741,170	4,751
	Wintrust Financial Corp.	158,469	4,651
	Sunstone Hotel Investors, Inc. REIT	343,192	4,633
	City Holding Co.	108,191	4,571
	Infinity Property & Casualty Corp.	108,782	4,482
	Chemical Financial Corp.	143,453	4,467
*	Conseco, Inc.	1,237,005	4,354
	Investors Real Estate Trust REIT	383,977	4,297
^	Ambac Financial Group, Inc.	1,825,133	4,253
	United Fire & Casualty Co.	146,016	4,175
	U-Store-It Trust REIT	330,173	4,051
	WesBanco, Inc.	151,355	4,029
	Capstead Mortgage Corp. REIT	359,669	3,938
	Cedar Shopping Centers, Inc. REIT	297,513	3,933
	Parkway Properties Inc. REIT	102,593	3,884
	IBERIABANK Corp.	73,370	3,878
	National Western Life Insurance Co. Class A	15,992	3,871
	LTC Properties, Inc. REIT	131,530	3,856
^	Redwood Trust, Inc. REIT	176,480	3,835
^	Frontier Financial Corp.	284,055	3,815
	Strategic Hotels and Resorts, Inc. REIT	499,633	3,772
^	National Financial Partners Corp.	251,442	3,772

	Harleysville Group, Inc.	99,330	3,755
	Financial Federal Corp.	162,405	3,722
	Northwest Bancorp, Inc.	130,084	3,583
^	The South Financial Group, Inc.	486,442	3,566
*	Texas Capital Bancshares, Inc.	169,870	3,527
	Safety Insurance Group, Inc.	92,819	3,521
	Horace Mann Educators Corp.	272,525	3,507
	SWS Group, Inc.	173,348	3,495
	Bank Mutual Corp.	307,546	3,491
	OneBeacon Insurance Group Ltd.	162,374	3,434
	Stewart Information Services Corp.	114,723	3,413
	Harleysville National Corp.	199,826	3,393
^	United Community Banks, Inc.	251,926	3,341
^	First Busey Corp.	180,833	3,315
	Anworth Mortgage Asset Corp. REIT	553,424	3,276
	Central Pacific Financial Co.	192,807	3,241
	Independent Bank Corp. (MA)	103,633	3,230
	Provident New York Bancorp, Inc.	242,312	3,203
	Boston Private Financial Holdings, Inc.	365,922	3,198
	Saul Centers, Inc. REIT	61,852	3,126
	First Financial Bancorp	213,667	3,120
	Community Trust Bancorp Inc.	90,510	3,114
	First Financial Corp. (IN)	66,050	3,103
	Ashford Hospitality Trust REIT	763,023	3,090
	NorthStar Realty Finance Corp. REIT	396,065	3,070
	FelCor Lodging Trust, Inc. REIT	422,375	3,024
*	FPIC Insurance Group, Inc.	58,810	3,022
^	TowneBank	136,879	3,011
*,^	Greenlight Capital Re. Ltd.	130,536	3,001
	Universal Health Realty Income REIT	75,689	2,944
	Renasant Corp.	133,381	2,896
	PrivateBancorp, Inc.	69,017	2,875
	Capital Southwest Corp.	19,551	2,777
	Getty Realty Holding Corp. REIT	124,704	2,773
	Ramco-Gershenson Properties Trust REIT	123,301	2,764
^	Cohen & Steers, Inc.	97,443	2,761
^	Radian Group, Inc.	537,958	2,711
	State Auto Financial Corp.	93,136	2,707
	FBL Financial Group, Inc. Class A	97,072	2,707
	Univest Corp. of Pennsylvania	73,154	2,707
	Simmons First National Corp.	74,733	2,660
	Glimcher Realty Trust REIT	254,167	2,654
	Oriental Financial Group Inc.	146,655	2,619
	Castlepoint Holdings Ltd.	231,090	2,572
	American Physicians Capital, Inc.	58,942	2,495
	First Merchants Corp.	109,359	2,493
	WSFS Financial Corp.	41,337	2,480
	American Equity Investment Life Holding Co.	330,032	2,475
^	Anthracite Capital Inc. REIT	460,621	2,469
	Dime Community Bancshares	159,563	2,429
	Sandy Spring Bancorp, Inc.	109,881	2,428
	LandAmerica Financial Group, Inc.	98,421	2,387

	First Community Bancshares, Inc.	63,005	2,364
	S.Y. Bancorp, Inc.	77,015	2,358
	Flagstone Reinsurance Holdings Ltd.	229,257	2,354
	Presidential Life Corp.	148,665	2,347
^	iStar Financial Inc. REIT	899,059	2,338
	Tompkins Trustco, Inc.	45,188	2,282
	CapLease, Inc. REIT	285,734	2,266
^	Newcastle Investment Corp. REIT	353,612	2,245
	BlackRock Kelso Capital Corp.	191,730	2,211
	Sun Communities, Inc. REIT	111,126	2,201
^	RAIT Financial Trust REIT	396,119	2,175
^	Capital City Bank Group, Inc.	69,263	2,171
*	Guaranty Bancorp	354,163	2,160
	Columbia Banking System, Inc.	121,589	2,156
^	Provident Bankshares Corp.	221,333	2,149
	Education Realty Trust, Inc. REIT	190,913	2,115
	First Source Corp.	88,855	2,088
	Union Bankshares Corp.	86,113	2,067
	Compass Diversified Trust	147,877	2,061
*,^	KBW Inc.	62,134	2,047
	Kite Realty Group Trust REIT	185,618	2,042
*,^	Western Alliance Bancorp	131,876	2,039
*	Hilltop Holdings Inc.	196,545	2,028
	Washington Trust Bancorp, Inc.	76,223	2,028
*	Ocwen Financial Corp.	251,726	2,026
*	United America Indemnity, Ltd.	141,025	2,007
	Friedman, Billings, Ramsey Group, Inc. REIT	996,074	1,992
	Citizens Banking Corp.	642,503	1,979
*	NewStar Financial, Inc.	244,189	1,975
*	CNA Surety Corp.	118,277	1,975
	BancFirst Corp.	40,864	1,975
	First Financial Holdings, Inc.	74,171	1,942
	BankFinancial Corp.	131,934	1,937
	TriCo Bancshares	89,806	1,934
*,^	MF Global Ltd.	444,437	1,929
^	Capitol Bancorp Ltd.	98,960	1,929
	First Potomac REIT	112,109	1,927
	Heartland Financial USA, Inc.	76,522	1,918
	Republic Bancorp, Inc. Class A	61,012	1,850
	Urstadt Biddle Properties Class A REIT	97,230	1,823
	Nelnet, Inc.	127,069	1,804
	Nara Bancorp, Inc.	158,178	1,772
	Kearny Financial Corp.	142,246	1,741
*	Investors Bancorp, Inc.	114,550	1,724
*,^	Northfield Bancorp, Inc.	135,443	1,640
	The PMI Group Inc.	545,523	1,609
^	Old Second Bancorp, Inc.	83,305	1,543
	Maguire Properties, Inc. REIT	257,148	1,533
	CoBiz Inc.	123,605	1,485
^	Capital Trust Class A REIT	95,144	1,475
	West Coast Bancorp	100,293	1,470
	Kansas City Life Insurance Co.	31,743	1,460

	Donegal Group Inc. Class A	80,125	1,453
	Wilshire Bancorp Inc.	118,267	1,439
	Chimera Investment Corp.	227,330	1,412
	First Place Financial Corp.	109,105	1,402
	City Bank Lynnwood (WA)	89,343	1,394
	Advanta Corp. Class B	164,676	1,355
^	Cascade Bancorp	150,918	1,342
	MCG Capital Corp.	508,421	1,332
	Amcore Financial, Inc.	143,656	1,329
^	Arbor Realty Trust, Inc. REIT	132,413	1,324
	Hanmi Financial Corp.	261,669	1,321
*	Penson Worldwide, Inc.	92,587	1,284
	DuPont Fabros Technology Inc.	83,365	1,271
	Baldwin & Lyons, Inc. Class B	50,794	1,218
*,^	Asset Acceptance Capital Corp.	102,882	1,084
^	The First Marblehead Corp.	430,256	1,071
	Integra Bank Corp.	131,765	1,051
	Resource America, Inc.	109,090	1,036
^	Seacoast Banking Corp. of Florida	96,557	1,036
^	National Interstate Corp.	38,929	935
	Banner Corp.	75,326	905
^	Corus Bankshares Inc.	222,896	903
	Anchor Bancorp Wisconsin Inc.	121,356	892
	United Community Financial Corp.	172,093	860
	Independent Bank Corp. (MI)	137,182	849
	Advance America, Cash Advance Centers, Inc.	280,607	839
^	JER Investors Trust Inc. REIT	165,246	810
	Gamco Investors Inc. Class A	13,543	803
*,^	Avatar Holding, Inc.	24,177	798
	Gramercy Capital Corp. REIT	291,320	755
	Great Southern Bancorp, Inc.	58,903	751
^	Flagstar Bancorp, Inc.	244,073	727
	First State Bancorporation	135,573	724
*,^	First Federal Financial Corp.	91,522	718
	BGC Partners, Inc.	144,637	620
	Urstadt Biddle Properties REIT	35,996	607
*	LaBranche & Co. Inc.	129,679	584
^	Midwest Banc Holdings, Inc.	140,756	563
	TierOne Corp.	103,070	529
	Grubb & Ellis Co.	185,064	500
^	ASTA Funding, Inc.	70,920	497
*	Thomas Weisel Partners Group, Inc.	58,072	490
	Advanta Corp. Class A	98,169	484
*	BankAtlantic Bancorp, Inc. Class A	58,774	482
	Taylor Capital Group, Inc.	39,709	476
	Roma Financial Corp.	31,616	466
*,^	Primus Guaranty, Ltd.	167,313	438
*	First Acceptance Corp.	128,254	436
*	FBR Capital Markets Corp.	61,423	398
^	Downey Financial Corp.	140,925	395
*,^	CompuCredit Corp.	96,076	377
^	W Holding Co., Inc.	794,155	373

*	Meruelo Maddux Properties Inc.	289,574	353
*	Thornburg Mortgage, Inc.	193,952	339
^	Crystal River Capital Inc. REIT	167,036	337
			1,706,396
Health Care (6.6%)
	PerkinElmer, Inc.	793,072	19,803
*	Watson Pharmaceuticals, Inc.	665,103	18,955
	Universal Health Services Class B	316,123	17,712
	Teleflex Inc.	265,405	16,851
	STERIS Corp.	392,454	14,748
	Owens & Minor, Inc. Holding Co.	275,471	13,360
*,^	Valeant Pharmaceuticals International	598,173	12,245
	Hill-Rom Holdings, Inc.	397,037	12,034
*	LifePoint Hospitals, Inc.	344,967	11,087
	West Pharmaceutical Services, Inc.	217,021	10,595
	Cooper Cos., Inc.	301,519	10,481
*	Inverness Medical Innovations, Inc.	321,148	9,634
*	AMERIGROUP Corp.	358,570	9,054
*	Magellan Health Services, Inc.	176,540	7,249
*	Alpharma, Inc. Class A	192,747	7,110
*	Healthspring, Inc.	335,172	7,092
*	Health Management Associates Class A	1,630,081	6,781
*	Tenet Healthcare Corp.	1,123,399	6,235
*	CONMED Corp.	192,062	6,146
*	Centene Corp.	290,916	5,967
*	Pediatrix Medical Group, Inc.	110,577	5,962
*	Kindred Healthcare, Inc.	206,144	5,683
*	AmSurg Corp.	210,817	5,370
*	Apria Healthcare Group Inc.	293,623	5,356
	Invacare Corp.	197,442	4,766
	Landauer, Inc.	62,272	4,530
*	Bio-Rad Laboratories, Inc. Class A	43,712	4,333
*	Greatbatch, Inc.	153,228	3,760
	Vital Signs, Inc.	49,116	3,630
*	Universal American Corp.	285,252	3,477
*	Cross Country Healthcare, Inc.	195,441	3,184
*	Regeneron Pharmaceuticals, Inc.	143,723	3,137
*	Res-Care, Inc.	166,224	3,015
*,^	Molina Healthcare Inc.	95,519	2,961
*	Albany Molecular Research, Inc.	159,701	2,889
*	Par Pharmaceutical Cos. Inc.	231,671	2,847
	Datascope Corp.	44,659	2,306
*	Skilled Healthcare Group Inc.	130,061	2,067
	National Healthcare Corp.	43,047	2,028
*	Savient Pharmaceuticals Inc.	127,517	1,901
*,^	Triple-S Management Corp.	108,872	1,774
	Analogic Corp.	31,344	1,560
*	AMAG Pharmaceuticals, Inc.	39,881	1,545
*,^	Medivation Inc.	57,512	1,522
*,^	Dendreon Corp.	218,862	1,250
*	Arena Pharmaceuticals, Inc.	246,551	1,233
*	Cambrex Corp.	194,403	1,196

*	Cynosure Inc.	64,009	1,148
*	Odyssey Healthcare, Inc.	109,982	1,116
*	Enzo Biochem, Inc.	78,475	862
*	Array BioPharma Inc.	105,036	807
*	Momenta Pharmaceuticals, Inc.	60,214	789
*	Nektar Therapeutics	217,140	780
*	XOMA Ltd.	311,967	655
*	Zymogenetics, Inc.	96,274	641
*	Ligand Pharmaceuticals Inc. Class B	200,646	592
	LCA-Vision Inc.	124,605	578
*	Nabi Biopharmaceuticals	123,199	574
*	Nighthawk Radiology Holdings, Inc.	66,759	482
*	Clinical Data, Inc.	26,716	430
*	Chindex International, Inc.	39,401	428
*	Senomyx, Inc.	71,473	324
*	Lexicon Pharmaceuticals Inc.	177,907	317
*	Acadia Pharmaceuticals Inc.	106,204	285
			317,229
Industrials (13.5%)
*	URS Corp.	565,402	20,733
	Lincoln Electric Holdings, Inc.	286,188	18,405
	The Timken Co.	547,090	15,510
	Woodward Governor Co.	404,483	14,266
	Trinity Industries, Inc.	542,629	13,962
	Kennametal, Inc.	514,630	13,957
	Curtiss-Wright Corp.	299,674	13,620
	Con-way, Inc.	305,363	13,469
	Carlisle Co., Inc.	408,998	12,258
	Alexander & Baldwin, Inc.	276,737	12,185
	GATX Corp.	307,467	12,166
	Brady Corp. Class A	336,030	11,855
	Hubbell Inc. Class B	326,654	11,449
*	Moog Inc.	258,295	11,076
	Lennox International Inc.	322,486	10,729
	IKON Office Solutions, Inc.	627,201	10,669
	Crane Co.	319,613	9,496
	Belden Inc.	293,191	9,326
	Regal-Beloit Corp.	215,560	9,166
	Kaydon Corp.	185,375	8,353
	Watsco, Inc.	163,958	8,244
	Baldor Electric Co.	278,145	8,013
	Granite Construction Co.	218,119	7,813
*	United Stationers, Inc.	156,788	7,499
	Watson Wyatt & Co. Holdings	142,861	7,104
	Applied Industrial Technology, Inc.	255,021	6,868
^	HNI Corp.	268,063	6,793
	Otter Tail Corp.	220,496	6,776
	Werner Enterprises, Inc.	306,559	6,655
	ABM Industries Inc.	302,433	6,605
*	MPS Group, Inc.	631,638	6,367
	Barnes Group, Inc.	309,135	6,251
	Skywest, Inc.	390,902	6,247

*	EMCOR Group, Inc.	227,198	5,980
	Mueller Industries Inc.	248,730	5,723
	Franklin Electric, Inc.	122,830	5,472
	Arkansas Best Corp.	160,422	5,405
	Watts Water Technologies, Inc.	196,551	5,376
	Briggs & Stratton Corp.	331,680	5,367
	A.O. Smith Corp.	131,320	5,146
*	EnPro Industries, Inc.	135,178	5,023
	Deluxe Corp.	345,230	4,968
*	Alaska Air Group, Inc.	240,843	4,911
	Knoll, Inc.	323,804	4,896
*	EnerSys	248,219	4,892
	Kaman Corp. Class A	170,171	4,846
	Albany International Corp.	177,207	4,843
*	United Rentals, Inc.	317,660	4,841
	CIRCOR International, Inc.	107,105	4,652
^	Simpson Manufacturing Co.	169,153	4,582
*,^	YRC Worldwide, Inc.	382,036	4,569
*	WESCO International, Inc.	140,836	4,532
	Federal Signal Corp.	322,326	4,416
	G & K Services, Inc. Class A	132,615	4,383
	Eagle Bulk Shipping Inc.	313,007	4,363
	McGrath RentCorp	150,265	4,331
*,^	RSC Holdings Inc.	381,147	4,330
*	Continental Airlines, Inc. Class B	257,982	4,303
	CLARCOR Inc.	112,748	4,279
*	NCI Building Systems, Inc.	132,492	4,207
*	Mastec Inc.	315,882	4,198
	Ameron International Corp.	58,566	4,196
*	School Specialty, Inc.	132,696	4,139
*	Ceradyne, Inc.	108,745	3,987
*	Avis Budget Group, Inc.	678,954	3,897
	Armstrong Worldwide Industries, Inc.	134,248	3,880
	Pacer International, Inc.	232,888	3,836
	Tennant Co.	111,887	3,833
	Quanex Building Products Corp.	250,409	3,816
	Viad Corp.	132,050	3,802
	Macquarie Infrastructure Co. LLC	286,601	3,786
	Universal Forest Products, Inc.	108,014	3,771
	Mueller Water Products, Inc.	575,088	3,738
	NACCO Industries, Inc. Class A	38,145	3,605
	Comfort Systems USA, Inc.	269,134	3,596
	Kelly Services, Inc. Class A	167,697	3,195
*	Interline Brands, Inc.	195,172	3,164
	Aircastle Ltd.	316,653	3,138
	Tredegar Corp.	172,781	3,074
	Gibraltar Industries Inc.	160,858	3,010
	Genco Shipping and Trading Ltd.	90,300	3,002
	Apogee Enterprises, Inc.	193,857	2,914
*	Insituform Technologies Inc. Class A	186,436	2,789
*	Korn/Ferry International	155,880	2,778
	Steelcase Inc.	256,681	2,759

*	Acco Brands Corp.	362,362	2,732
*	Griffon Corp.	300,592	2,711
	Ennis, Inc.	172,618	2,669
*	Cenveo Inc.	342,865	2,637
*	GeoEye Inc.	114,513	2,534
	Triumph Group, Inc.	55,390	2,532
*	Kforce Inc.	242,199	2,473
*	John Bean Technologies Corp.	188,807	2,390
*	Tecumseh Products Co. Class A	95,281	2,386
	Cascade Corp.	54,360	2,381
	TAL International Group, Inc.	109,587	2,282
	Heartland Express, Inc.	146,876	2,279
*	Rush Enterprises, Inc. Class A	175,691	2,249
*	Republic Airways Holdings Inc.	210,655	2,147
	CDI Corp.	95,387	2,130
	Bowne & Co., Inc.	181,189	2,093
*	Argon ST, Inc.	87,275	2,050
*	Consolidated Graphics, Inc.	67,007	2,032
	Sauer-Danfoss, Inc.	80,877	1,997
	Wabash National Corp.	206,262	1,949
*	Atlas Air Worldwide Holdings, Inc.	47,245	1,904
*	Columbus McKinnon Corp.	78,526	1,851
*	Spherion Corp.	368,679	1,795
	Kimball International, Inc. Class B	160,861	1,737
	Great Lakes Dredge & Dock Co.	273,841	1,728
^	Mueller Water Products, Inc. Class A	186,436	1,674
*	Beacon Roofing Supply, Inc.	104,451	1,631
	Schawk, Inc.	100,492	1,519
^	American Woodmark Corp.	66,751	1,498
	Courier Corp.	70,174	1,429
*	LECG Corp.	162,243	1,309
	Horizon Lines Inc.	123,374	1,218
	Textainer Group Holdings Ltd.	79,735	1,211
*	TBS International Ltd.	87,714	1,181
	Vicor Corp.	130,828	1,162
	Paragon Shipping, Inc.	135,278	1,152
*	Exponent, Inc.	34,652	1,147
	The Greenbrier Cos., Inc.	52,004	1,015
*,^	FuelCell Energy, Inc.	143,920	868
*	Volt Information Sciences Inc.	95,457	857
	Lawson Products, Inc.	28,519	788
*	TriMas Corp.	111,614	732
	Encore Wire Corp.	40,225	728
*	Rush Enterprises, Inc. Class B	57,065	717
*	H&E Equipment Services, Inc.	72,638	702
*	Amerco, Inc.	16,531	693
	The Standard Register Co.	64,775	638
*	Commercial Vehicle Group Inc.	72,475	515
*,^	Metalico, Inc.	71,857	424
*,^	Force Protection, Inc.	157,595	422
*,^	Builders FirstSource, Inc.	61,031	366
*	Tecumseh Products Co. Class B	15,025	337

*	Air Transport Services Group Inc.	398,939	295
*,^	Dollar Thrifty Automotive Group, Inc.	145,659	281
*	Plug Power, Inc.	176,427	175
			644,776
Information Technology (9.8%)
*	SAIC, Inc.	1,235,023	24,984
*	Compuware Corp.	1,754,540	17,001
	Diebold, Inc.	440,700	14,592
*	Convergys Corp.	827,703	12,233
*	Anixter International Inc.	203,364	12,102
*	IAC/InterActiveCorp	636,963	11,019
*	PMC Sierra Inc.	1,467,115	10,886
*	Tech Data Corp.	354,195	10,573
*	CACI International, Inc.	201,895	10,115
*	International Rectifier Corp.	486,024	9,244
*	Skyworks Solutions, Inc.	1,093,265	9,140
*	Integrated Device Technology Inc.	1,147,417	8,927
	Global Payments Inc.	186,484	8,366
*	Sybase, Inc.	265,504	8,130
*	Ariba, Inc.	572,596	8,091
*	Novell, Inc.	1,533,213	7,881
*	Vishay Intertechnology, Inc.	1,152,126	7,627
*	Fairchild Semiconductor International, Inc.	834,539	7,419
	Plantronics, Inc.	327,884	7,384
*	Mentor Graphics Corp.	607,975	6,901
*	ADC Telecommunications, Inc.	788,768	6,665
*	Benchmark Electronics, Inc.	451,847	6,362
*	Arris Group Inc.	821,572	6,351
*	3Com Corp.	2,700,907	6,293
*	Avocent Corp.	299,852	6,135
*	Emulex Corp.	565,208	6,031
*	ON Semiconductor Corp.	882,819	5,968
*	Avid Technology, Inc.	247,870	5,964
*	Foundry Networks, Inc.	324,533	5,910
*	MKS Instruments, Inc.	283,535	5,645
*	Tekelec	392,881	5,496
	Broadridge Financial Solutions LLC	327,876	5,046
*	Checkpoint Systems, Inc.	265,608	4,999
*	Sanmina-SCI Corp.	3,559,505	4,983
*	Electronics for Imaging, Inc.	355,771	4,956
*	RF Micro Devices, Inc.	1,675,403	4,892
	United Online, Inc.	516,751	4,863
	Imation Corp.	214,710	4,857
*	QLogic Corp.	310,275	4,766
	MAXIMUS, Inc.	124,635	4,592
*	Unisys Corp.	1,549,348	4,261
*	Insight Enterprises, Inc.	314,928	4,223
	Take-Two Interactive Software, Inc.	257,399	4,221
*	CSG Systems International, Inc.	234,434	4,110
	Black Box Corp.	117,603	4,061
*	Standard Microsystem Corp.	150,805	3,767
	Fair Isaac, Inc.	162,725	3,752

*	Entegris Inc.	764,480	3,700
*	Progress Software Corp.	139,367	3,622
*	Brooks Automation, Inc.	426,087	3,562
	AVX Corp.	344,452	3,510
*	Powerwave Technologies, Inc.	882,405	3,494
*	Teradyne, Inc.	402,901	3,147
*	Lawson Software, Inc.	438,153	3,067
*	ModusLink Global Solutions, Inc.	312,488	3,003
*	JDA Software Group, Inc.	195,067	2,967
	CTS Corp.	226,033	2,889
*	Zoran Corp.	347,321	2,834
*	Adaptec, Inc.	810,288	2,658
*	SYNNEX Corp.	117,458	2,624
*	Electro Scientific Industries, Inc.	182,160	2,590
*	VeriFone Holdings, Inc.	156,583	2,590
*	Brightpoint, Inc.	355,980	2,563
*	Ciber, Inc.	363,538	2,541
*	Amkor Technology, Inc.	397,687	2,533
	Technitrol, Inc.	170,031	2,515
*,^	UTStarcom, Inc.	713,164	2,403
*	Websense, Inc.	105,885	2,367
	Methode Electronics, Inc. Class A	254,844	2,278
*	Littelfuse, Inc.	72,662	2,160
*	Secure Computing Corp.	385,720	2,114
*	FEI Co.	85,440	2,034
*	Semtech Corp.	145,036	2,025
*	Silicon Storage Technology, Inc.	616,187	2,009
*	Net 1 UEPS Technologies, Inc.	86,316	1,927
*	Hutchinson Technology, Inc.	158,840	1,839
*	Genpact, Ltd.	174,683	1,815
	Electro Rent Corp.	130,833	1,757
*	Rudolph Technologies, Inc.	195,625	1,639
	Agilysys, Inc.	152,924	1,543
*	S1 Corp.	247,532	1,515
*	infoGROUP, Inc.	226,860	1,500
*	Quantum Corp.	1,382,906	1,494
*	DSP Group Inc.	189,347	1,448
*	ACI Worldwide, Inc.	80,951	1,418
*	Actel Corp.	109,786	1,370
*	Ness Technologies Inc.	118,917	1,364
*	Harris Stratex Networks, Inc. Class A	170,705	1,333
*	Applied Micro Circuits Corp.	217,224	1,299
*	Exar Corp.	162,158	1,242
*	Loral Space and Communications Ltd.	81,399	1,202
	Gevity HR, Inc.	157,088	1,144
*	Magma Design Automation, Inc.	251,260	1,010
*	TNS Inc.	51,316	994
	InfoSpace, Inc.	80,088	869
*	PDF Solutions, Inc.	158,793	826
*	Newport Corp.	75,887	818
*	Spansion Inc. Class A	524,190	812
*	Kemet Corp.	563,835	789

*	Conexant Systems, Inc.	165,600	664
*	Vignette Corp.	59,317	637
*	MRV Communications Inc.	528,333	618
*	Internap Network Services Corp.	170,666	594
	Bel Fuse, Inc. Class B	20,546	585
*	Axcelis Technologies, Inc.	341,570	581
*	SiRF Technology Holdings, Inc.	384,249	573
*	Lattice Semiconductor Corp.	272,640	562
*	Photronics, Inc.	266,524	501
*	Novatel Wireless, Inc.	75,139	455
*	Smart Modular Technologies Inc.	122,388	367
	Renaissance Learning, Inc.	24,677	321
*	GSI Group, Inc.	88,981	314
*	Openwave Systems Inc.	200,376	248
*,^	Nextwave Wireless Inc.	412,749	248
	Bel Fuse, Inc. Class A	8,567	236
			466,054
Materials (5.8%)
	AptarGroup Inc.	455,566	17,817
	Packaging Corp. of America	695,863	16,130
	RPM International, Inc.	816,753	15,796
	Valspar Corp.	637,524	14,210
	Cabot Corp.	431,984	13,729
	Cytec Industries, Inc.	303,088	11,793
	Temple-Inland Inc.	711,558	10,858
	Olin Corp.	500,732	9,714
	Rock-Tenn Co.	242,644	9,701
	Sensient Technologies Corp.	305,971	8,607
*	Smurfit-Stone Container Corp.	1,714,926	8,060
*	Rockwood Holdings, Inc.	297,035	7,622
	Minerals Technologies, Inc.	126,466	7,507
	Chemtura Corp.	1,622,301	7,398
	H.B. Fuller Co.	354,101	7,390
	Compass Minerals International, Inc.	141,023	7,388
*	Century Aluminum Co.	255,315	7,070
	Worthington Industries, Inc.	451,806	6,750
	Louisiana-Pacific Corp.	691,750	6,433
	Silgan Holdings, Inc.	115,219	5,887
	Ferro Corp.	292,556	5,880
	Arch Chemicals, Inc.	166,343	5,872
	Schnitzer Steel Industries, Inc. Class A	144,947	5,688
	AMCOL International Corp.	151,612	4,739
*	OM Group, Inc.	204,551	4,602
	Glatfelter	303,595	4,111
*	PolyOne Corp.	595,094	3,838
*,^	Headwaters Inc.	281,992	3,765
	Royal Gold, Inc.	102,166	3,674
	A. Schulman Inc.	163,870	3,241
	Wausau Paper Corp.	314,462	3,186
	Westlake Chemical Corp.	132,042	2,777
	Innophos Holdings Inc.	97,952	2,388
	Koppers Holdings, Inc.	59,203	2,215

*	Buckeye Technology, Inc.	262,561	2,150
	Spartech Corp.	205,761	2,037
	A.M. Castle & Co.	114,163	1,973
	Neenah Paper Inc.	98,308	1,947
	Schweitzer-Mauduit International, Inc.	100,023	1,899
	Innospec, Inc.	157,403	1,898
*,^	Coeur d'Alene Mines Corp.	1,161,252	1,777
*	Calgon Carbon Corp.	86,500	1,761
*	Horsehead Holding Corp.	233,968	1,380
*,^	AbitibiBowater, Inc.	338,239	1,309
	Myers Industries, Inc.	94,384	1,190
	American Vanguard Corp.	66,362	1,001
	NL Industries, Inc.	66,014	678
	Georgia Gulf Corp.	220,770	552
*,^	General Moly, Inc.	124,635	542
*,^	Apex Silver Mines Ltd.	229,911	396
			278,326
Telecommunication Services (0.7%)
	FairPoint Communications, Inc.	598,238	5,187
*	Cincinnati Bell Inc.	1,628,172	5,031
*	Syniverse Holdings Inc.	297,130	4,935
	Iowa Telecommunications Services Inc.	214,693	4,010
	Alaska Communications Systems Holdings, Inc.	290,284	3,550
	Consolidated Communications Holdings, Inc.	158,357	2,388
*	Premiere Global Services, Inc.	138,533	1,948
	Atlantic Tele-Network, Inc.	66,404	1,859
	Shenandoah Telecommunications Co.	81,315	1,795
	USA Mobility, Inc.	156,001	1,716
*	General Communication, Inc.	149,165	1,381
	SureWest Communications	91,633	935
*,^	IDT Corp. Class B	310,947	230
*,^	TerreStar Corp.	188,708	189
*	IDT Corp.	92,767	48
			35,202
Utilities (8.1%)
	Puget Energy, Inc.	868,682	23,194
	OGE Energy Corp.	616,134	19,026
	UGI Corp. Holding Co.	716,256	18,465
	Great Plains Energy, Inc.	794,116	17,590
	ITC Holdings Corp.	331,055	17,139
	Hawaiian Electric Industries Inc.	563,244	16,340
	Westar Energy, Inc.	702,201	16,179
	AGL Resources Inc.	512,608	16,086
	Atmos Energy Corp.	604,101	16,081
	Aqua America, Inc.	895,179	15,916
	Piedmont Natural Gas, Inc.	491,680	15,714
	Vectren Corp.	511,457	14,244
	Nicor Inc.	302,333	13,408
	WGL Holdings Inc.	331,299	10,751
	Cleco Corp.	403,209	10,181
	New Jersey Resources Corp.	281,018	10,086
	Portland General Electric Co.	418,841	9,910

	Northwest Natural Gas Co.	176,963	9,202
	IDACORP, Inc.	302,984	8,814
	Southwest Gas Corp.	290,207	8,782
	Black Hills Corp.	257,258	7,993
	ALLETE, Inc.	175,641	7,816
	Avista Corp.	355,363	7,715
	South Jersey Industries, Inc.	199,106	7,108
	The Laclede Group, Inc.	138,968	6,738
	UniSource Energy Corp.	230,814	6,737
	NorthWestern Corp.	261,031	6,560
*	El Paso Electric Co.	299,667	6,293
	UIL Holdings Corp.	160,247	5,501
	PNM Resources Inc.	515,350	5,277
	MGE Energy, Inc.	148,272	5,271
	California Water Service Group	132,111	5,086
Empire District Electric Co.	226,131	4,828
CH Energy Group, Inc.	105,457	4,595
American States Water Co.	115,516	4,447
EnergySouth, Inc.	49,023	3,011
SJW Corp.	92,687	2,778
		384,862
Total Common Stocks (Cost $5,226,755)		4,777,366

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Temporary Cash Investments (3.0%)
U.S. Agency Obligations (0.1%)
[1]	Federal Home Loan Bank	2.536%	11/19/08	1,000	996
[1]	Federal Home Loan Bank	2.576%	11/24/08	500	497
[1]	Federal National Mortgage Assn.	2.576%	10/15/08	1,000	999
					2,492
Money Market Fund (2.9%)
[2,3]	Vanguard Market Liquidity Fund	2.296%		141,172,676	141,173
Total Temporary Cash Investments (Cost $143,666)					143,665
Total Investments (103.1%) (Cost $5,370,421)					4,921,031
[3] Other Assets and Liabilities-Net (-3.1%)					(145,943)
Net Assets (100%)					4,775,088

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $136,292,000.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $141,173,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $5,370,421,000. Net unrealized depreciation of investment securities for tax purposes was $449,390,000, consisting of unrealized gains of $464,612,000 on securities that had risen in value since their purchase and $914,002,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	4,918,539
Level 2- Other significant observable inputs	2,492
Level 3- Significant unobservable inputs	-
Total	4,921,031

Vanguard Small-Cap Growth Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.7%)
	DeVry, Inc.	394,139	19,526
	Strayer Education, Inc.	87,278	17,478
*	Big Lots Inc.	499,574	13,903
*	Aeropostale, Inc.	410,659	13,186
*	LKQ Corp.	748,516	12,702
*	The Warnaco Group, Inc.	279,395	12,654
*	Hanesbrands Inc.	577,509	12,561
	John Wiley & Sons Class A	267,942	10,838
*	Marvel Entertainment, Inc.	314,299	10,730
*	Dick's Sporting Goods, Inc.	523,018	10,241
*	Liberty Media Corp.-Capital Series A	756,574	10,123
*	Scientific Games Corp.	426,418	9,816
	Matthews International Corp.	191,362	9,710
*	WMS Industries, Inc.	312,035	9,539
*,^	Netflix.com, Inc.	302,874	9,353
^	Polaris Industries, Inc.	202,241	9,200
*	Bally Technologies Inc.	302,194	9,150
*,^	Panera Bread Co.	177,468	9,033
*	Tractor Supply Co.	206,367	8,678
*	Fossil, Inc.	297,561	8,400
*	Deckers Outdoor Corp.	75,997	7,910
*	Corinthian Colleges, Inc.	522,657	7,840
	Hillenbrand Inc.	383,191	7,725
*	Jack in the Box Inc.	360,728	7,611
	Arbitron Inc.	167,367	7,480
*	Live Nation, Inc.	441,718	7,187
	Aaron Rents, Inc.	261,963	7,091
*,^	J. Crew Group, Inc.	248,138	7,089
^	Pool Corp.	293,375	6,844
*	Lions Gate Entertainment Corp.	728,528	6,571
*,^	Life Time Fitness, Inc.	206,160	6,447
	Orient-Express Hotel Ltd.	260,632	6,289
*	The Gymboree Corp.	174,829	6,206
*	Chico's FAS, Inc.	1,083,019	5,924
*,^	Vail Resorts Inc.	166,304	5,812
	Choice Hotels International, Inc.	211,206	5,724
*	The Cheesecake Factory Inc.	390,902	5,715
*,^	Under Armour, Inc.	179,117	5,689
^	Thor Industries, Inc.	221,345	5,494
*	Coinstar, Inc.	171,297	5,482
*	Morningstar, Inc.	98,213	5,448
	Sotheby's	268,517	5,386
*	The Children's Place Retail Stores, Inc.	152,785	5,095
*	Sonic Corp.	349,245	5,089

*	Chipotle Mexican Grill, Inc. Class B	107,857	5,042
*	CEC Entertainment Inc.	150,885	5,009
*,^	Chipotle Mexican Grill, Inc.	89,386	4,960
*	Gaylord Entertainment Co.	163,091	4,790
	Gentex Corp.	307,045	4,391
*	Sally Beauty Co. Inc.	500,694	4,306
*,^	Meritage Corp.	169,679	4,191
*,^	Iconix Brand Group Inc.	318,753	4,169
*,^	Buffalo Wild Wings Inc.	98,387	3,959
*,^	Lululemon Athletica, Inc.	167,315	3,853
*	Papa John's International, Inc.	140,593	3,819
	MDC Holdings, Inc.	104,044	3,807
*	Jos. A. Bank Clothiers, Inc.	111,734	3,754
*,^	Blue Nile Inc.	82,943	3,556
*,^	P.F. Chang's China Bistro, Inc.	148,386	3,493
*	Hibbett Sports Inc.	174,449	3,492
*,^	True Religion Apparel, Inc.	132,200	3,417
*	Capella Education Co.	77,257	3,311
*	99 Cents Only Stores	301,291	3,305
*	Steiner Leisure Ltd.	94,633	3,254
^	NutriSystem, Inc.	178,256	3,159
	CKE Restaurants Inc.	289,544	3,069
*	Texas Roadhouse, Inc.	339,701	3,054
*	thinkorswim Group, Inc.	346,191	2,884
	National CineMedia Inc.	258,424	2,856
*	RCN Corp.	231,203	2,835
*	Champion Enterprises, Inc.	477,204	2,648
*	Red Robin Gourmet Burgers, Inc.	98,241	2,633
*	Peet's Coffee & Tea Inc.	85,732	2,394
*	American Public Education, Inc.	49,191	2,375
*	Pre-Paid Legal Services, Inc.	56,020	2,311
*	Coldwater Creek Inc.	390,725	2,262
	Men's Wearhouse, Inc.	105,358	2,238
*	Skechers U.S.A., Inc.	132,268	2,226
*	Universal Electronics, Inc.	86,745	2,167
*	Wendy's/Arby's Group, Inc.	404,742	2,129
*	Drew Industries, Inc.	121,278	2,075
*	Morgans Hotel Group	177,822	1,940
*,^	Overstock.com, Inc.	97,679	1,935
*	Zumiez Inc.	116,996	1,928
*	California Pizza Kitchen, Inc.	147,744	1,901
*	Visteon Corp.	803,893	1,865
*,^	Ulta Salon, Cosmetics & Fragrance, Inc.	140,073	1,860
	Warner Music Group Corp.	236,548	1,798
*,^	Charter Communications, Inc.	2,380,659	1,738
*,^	Crocs, Inc.	485,386	1,738
*	Volcom, Inc.	97,170	1,679
	Christopher & Banks Corp.	216,612	1,661
	CKX, Inc.	269,409	1,660
*	Shuffle Master, Inc.	324,752	1,653
*,^	American Apparel, Inc.	196,668	1,613
	bebe stores, inc.	163,596	1,598

*	The Dress Barn, Inc.	103,596	1,584
*	K12 Inc.	59,617	1,580
	Ambassadors Group, Inc.	99,230	1,579
*	New York & Co., Inc.	164,144	1,566
*	Denny's Corp.	583,124	1,504
*	Knology, Inc.	185,427	1,496
*	Mediacom Communications Corp.	250,877	1,485
*	Pacific Sunwear of California, Inc.	217,916	1,467
*	Universal Technical Institute Inc.	85,051	1,451
*,^	iRobot Corp.	97,875	1,451
	Systemax Inc.	90,015	1,266
*	BJ's Restaurants Inc.	105,013	1,254
*	Stamps.com Inc.	100,833	1,177
*,^	Raser Technologies, Inc.	134,757	1,145
*	Pier 1 Imports Inc.	274,165	1,132
*	AFC Enterprises, Inc.	154,318	1,120
*	Leapfrog Enterprises, Inc.	104,692	1,106
*	Gaiam, Inc.	102,454	1,086
*	Tenneco Automotive, Inc.	100,162	1,065
*	Dolan Media Co.	99,973	1,009
*	Citi Trends Inc.	61,287	998
*	1-800-FLOWERS.COM, Inc.	162,319	977
*	Shutterfly, Inc.	100,263	964
*	hhgregg, Inc.	98,681	962
*	Smith & Wesson Holding Corp.	244,402	914
*	Entravision Communications Corp.	327,072	880
*,^	Martha Stewart Living Omnimedia, Inc.	100,242	853
*,^	Lumber Liquidators, Inc.	65,492	823
*	Monarch Casino & Resort, Inc.	70,894	808
^	DineEquity, Inc.	47,866	807
*	Cumulus Media Inc.	184,708	787
	Spartan Motors, Inc.	189,526	603
*,^	Krispy Kreme Doughnuts, Inc.	170,570	563
*	Playboy Enterprises, Inc. Class B	130,821	515
*	MTR Gaming Group Inc.	144,104	478
*	Ruth's Hospitality Group Inc.	119,537	470
*	Select Comfort Corp.	276,506	456
*	Crown Media Holdings, Inc.	90,693	456
*	Town Sports International Holdings, Inc.	73,256	447
*	DSW Inc. Class A	29,450	403
*,^	Isle of Capri Casinos, Inc.	36,890	333
*,^	Fleetwood Enterprises, Inc.	305,813	315
	PRIMEDIA Inc.	108,257	263
	Stein Mart, Inc.	59,434	232
*	Nexcen Brands, Inc.	189,922	53
			571,612
Consumer Staples (2.8%)
	Alberto-Culver Co.	556,355	15,155
	Herbalife Ltd.	299,855	11,850
*	Central European Distribution Corp.	252,653	11,473
*	NBTY, Inc.	340,550	10,053
	Casey's General Stores, Inc.	295,628	8,919

*,^	Chattem, Inc.	100,098	7,826
*	United Natural Foods, Inc.	249,910	6,245
*	Darling International, Inc.	499,975	5,555
	Flowers Foods, Inc.	178,267	5,234
*	BJ's Wholesale Club, Inc.	128,390	4,989
*	Winn-Dixie Stores, Inc.	331,627	4,610
*,^	Green Mountain Coffee Roasters, Inc.	103,150	4,058
*	Boston Beer Co., Inc. Class A	57,834	2,747
*	American Oriental Bioengineering, Inc.	384,448	2,495
	Spartan Stores, Inc.	87,423	2,175
*,^	USANA Health Sciences, Inc.	50,321	2,063
^	Cal-Maine Foods, Inc.	72,021	1,976
*,^	Rite Aid Corp.	2,356,600	1,909
^	Tootsie Roll Industries, Inc.	65,688	1,899
*	Revlon, Inc.	102,944	1,529
	Inter Parfums, Inc.	94,422	1,280
*,^	The Great Atlantic & Pacific Tea Co., Inc.	106,466	1,152
*	Alliance One International, Inc.	281,903	1,071
	Coca-Cola Bottling Co.	24,473	1,069
	PriceSmart, Inc.	36,634	613
*	Spectrum Brands Inc.	244,130	339
			118,284
Energy (10.7%)
*	Oceaneering International, Inc.	338,394	18,043
*	Dresser Rand Group, Inc.	528,077	16,619
*	Superior Energy Services, Inc.	495,729	15,437
*	Unit Corp.	289,512	14,424
*	Comstock Resources, Inc.	279,665	13,997
	Penn Virginia Corp.	255,754	13,668
	Core Laboratories N.V.	134,057	13,583
	St. Mary Land & Exploration Co.	377,710	13,465
*	Helix Energy Solutions Group, Inc.	534,665	12,982
*	Atwood Oceanics, Inc.	353,722	12,875
*	Oil States International, Inc.	304,059	10,748
	Foundation Coal Holdings, Inc.	278,356	9,904
*	Patriot Coal Corp.	328,491	9,543
*	EXCO Resources, Inc.	548,625	8,954
	Berry Petroleum Class A	222,589	8,621
*	Grey Wolf, Inc.	1,097,739	8,540
*	Arena Resources, Inc.	217,572	8,453
*	Encore Acquisition Co.	201,966	8,438
*	Concho Resources, Inc.	303,181	8,371
*	Dril-Quip, Inc.	187,834	8,150
	Atlas America, Inc.	222,772	7,599
	Holly Corp.	261,402	7,560
*	ION Geophysical Corp.	519,562	7,373
*	Goodrich Petroleum Corp.	160,127	6,980
	CARBO Ceramics Inc.	128,196	6,616
*,^	McMoRan Exploration Co.	272,865	6,451
*	TETRA Technologies, Inc.	457,675	6,339
*	Willbros Group, Inc.	238,263	6,314
*	Bill Barrett Corp.	193,234	6,205

*	Carrizo Oil & Gas, Inc.	169,191	6,137
*	Complete Production Services, Inc.	294,560	5,930
*,^	BPZ Energy, Inc.	335,633	5,773
*,^	Delta Petroleum Corp.	408,941	5,553
*	Hornbeck Offshore Services, Inc.	143,629	5,547
*,^	International Coal Group, Inc.	799,244	4,987
*	Contango Oil & Gas Co.	86,715	4,681
*	NATCO Group Inc.	116,371	4,676
*	Global Industries Ltd.	601,216	4,172
*	GMX Resources Inc.	86,725	4,145
*	Pioneer Drilling Co.	305,875	4,068
*	Petroleum Development Corp.	91,238	4,048
*	PetroQuest Energy, Inc.	261,680	4,017
	Crosstex Energy, Inc.	157,077	3,922
	World Fuel Services Corp.	167,701	3,862
*	James River Coal Co.	168,292	3,701
	Lufkin Industries, Inc.	45,372	3,600
*	SEACOR Holdings Inc.	44,790	3,536
*	Warren Resources Inc.	340,157	3,395
*	Clayton Williams Energy, Inc.	44,591	3,145
*	ATP Oil & Gas Corp.	175,977	3,134
*	Cal Dive International, Inc.	292,281	3,098
*	Matrix Service Co.	159,739	3,051
	RPC Inc.	212,056	2,982
*	Basic Energy Services Inc.	139,382	2,969
*	Hercules Offshore, Inc.	191,103	2,897
*	PHI Inc. Non-Voting Shares	76,425	2,822
*	Parker Drilling Co.	346,918	2,782
	Gulf Island Fabrication, Inc.	74,278	2,560
*	Gulfmark Offshore, Inc.	56,670	2,543
*	Parallel Petroleum Corp.	241,511	2,275
*	Superior Well Services, Inc.	86,859	2,198
*	Dawson Geophysical Co.	45,088	2,105
*	Newpark Resources, Inc.	275,781	2,013
*,^	TXCO Resources Inc.	193,784	1,946
*	T-3 Energy Services, Inc.	47,200	1,752
*	Veneco Inc.	124,938	1,624
*,^	Oilsands Quest, Inc.	456,898	1,366
*	CVR Energy, Inc.	158,726	1,352
*,^	Clean Energy Fuels Corp.	95,199	1,347
*,^	Rentech, Inc.	966,917	1,286
*	OYO Geospace Corp.	28,957	1,137
*	Bronco Drilling Co., Inc.	104,464	1,068
*	Energy Partners, Ltd.	120,680	1,046
^	Alon USA Energy, Inc.	71,788	968
*	Approach Resources Inc.	50,942	737
*,^	VeraSun Energy Corp.	218,999	685
^	Western Refining, Inc.	65,715	664
	APCO Argentina Inc.	22,087	625
*,^	Cheniere Energy, Inc.	268,245	604
*	Gulfport Energy Corp.	59,758	601
*	Allis-Chalmers Energy Inc.	45,275	573

*	Uranium Resources Inc.	306,502	518
*,^	GeoGlobal Resources Inc.	159,267	401
*,^	Pacific Ethanol, Inc.	244,439	340
*,^	SulphCo, Inc.	144,779	291
	Delek US Holdings, Inc.	28,659	266
*,^	Evergreen Energy, Inc.	243,673	229
*,^	Verenium Corp.	125,859	118
			444,120
*	Affiliated Managers Group, Inc.	251,252	20,816
	Taubman Co. REIT	324,205	16,210
*	MSCI, Inc.-Class A Shares	429,799	10,315
*,^	E*TRADE Financial Corp.	3,191,294	8,936
	Jones Lang LaSalle Inc.	195,441	8,498
*	Investment Technology Group, Inc.	268,215	8,162
*	Philadelphia Consolidated Holding Corp.	130,355	7,635
	Equity Lifestyle Properties, Inc. REIT	143,193	7,594
*	Signature Bank	211,525	7,378
^	Greenhill & Co., Inc.	98,645	7,275
	Cash America International Inc.	178,725	6,441
*	Interactive Brokers Group, Inc.	249,407	5,529
	optionsXpress Holdings Inc.	258,583	5,022
*	Alexander's, Inc. REIT	12,395	4,958
^	PrivateBancorp, Inc.	117,486	4,895
*	Enstar Group Ltd.	48,381	4,710
*,^	Portfolio Recovery Associates, Inc.	92,953	4,520
*	EZCORP, Inc.	212,485	3,995
*	PICO Holdings, Inc.	104,135	3,740
*,^	KBW Inc.	105,875	3,488
*	World Acceptance Corp.	90,361	3,253
*	Forestar Real Estate Group, Inc.	218,840	3,228
	NewAlliance Bancshares, Inc.	210,140	3,158
	Tower Group, Inc.	128,994	3,039
	Tanger Factory Outlet Centers, Inc. REIT	67,818	2,970
*	Investors Bancorp, Inc.	194,037	2,920
*,^	Tejon Ranch Co.	77,939	2,895
*	Pinnacle Financial Partners, Inc.	90,235	2,779
*	FCStone Group, Inc.	153,819	2,767
*	Beneficial Mutual Bancorp, Inc.	202,136	2,557
*	First Cash Financial Services, Inc.	161,548	2,423
*	Dollar Financial Corp.	148,871	2,291
	Amtrust Financial Services Inc.	165,856	2,254
	Calamos Asset Management, Inc.	123,461	2,212
	DuPont Fabros Technology Inc.	141,497	2,158
	Bank of the Ozarks, Inc.	77,525	2,093
	GFI Group Inc.	433,151	2,040
*	TradeStation Group, Inc.	187,632	1,754
	Saul Centers, Inc. REIT	30,552	1,544
*	eHealth, Inc.	91,719	1,468
*,^	Oritani Financial Corp.	86,967	1,465
*	MarketAxess Holdings, Inc.	180,824	1,459
	Gamco Investors Inc. Class A	23,094	1,370
^	Life Partners Holdings	36,813	1,324

*	Darwin Professional Underwriters, Inc.	41,703	1,297
	ViewPoint Financial Group	69,595	1,218
*,^	Credit Acceptance Corp.	65,366	1,111
*	LaBranche & Co. Inc.	221,990	999
*	Hilltop Holdings Inc.	96,689	998
	First Potomac REIT	55,253	950
*,^	MF Global Ltd.	218,203	947
*,^	Guaranty Financial Group, Inc.	228,545	903
*	Virginia Commerce Bancorp, Inc.	121,674	760
*	FBR Capital Markets Corp.	106,992	693
*	Cardtronics Inc.	82,882	651
	BGC Partners, Inc.	134,207	576
*	Waterstone Financial, Inc.	57,277	560
	Roma Financial Corp.	28,931	427
*,^	Avatar Holding, Inc.	11,972	395
	Grubb & Ellis Co.	91,702	248
*,^	FX Real Estate and Entertainment Inc.	68,872	72
			218,343
*	ResMed Inc.	474,359	20,397
*	IDEXX Laboratories Corp.	370,163	20,285
*	Edwards Lifesciences Corp.	336,772	19,452
*	Myriad Genetics, Inc.	274,005	17,777
*	Alexion Pharmaceuticals, Inc.	448,201	17,614
*	Gen-Probe Inc.	331,534	17,588
*	OSI Pharmaceuticals, Inc.	351,120	17,307
*	Techne Corp.	225,308	16,249
*	BioMarin Pharmaceutical Inc.	605,025	16,027
*	VCA Antech, Inc.	517,840	15,261
*	United Therapeutics Corp.	138,177	14,532
*	Immucor Inc.	429,968	13,742
*	Psychiatric Solutions, Inc.	340,244	12,912
*	Onyx Pharmaceuticals, Inc.	341,156	12,343
*	HLTH Corp.	1,070,963	12,241
*	Masimo Corp.	291,751	10,853
*	Nuvasive, Inc.	218,284	10,768
*	Tenet Healthcare Corp.	1,912,202	10,613
*	Pediatrix Medical Group, Inc.	188,141	10,145
*	PAREXEL International Corp.	347,660	9,964
*	HealthSouth Corp.	540,133	9,955
*,^	Isis Pharmaceuticals, Inc.	585,534	9,890
*	Haemonetics Corp.	157,767	9,737
*	Thoratec Corp.	334,360	8,777
*	American Medical Systems Holdings, Inc.	446,534	7,930
*	Amedisys Inc.	162,532	7,910
*	Varian, Inc.	181,180	7,773
*	Auxilium Pharmaceuticals, Inc.	239,882	7,772
*	Alkermes, Inc.	583,998	7,767
*	Cubist Pharmaceuticals, Inc.	346,076	7,693
*	Celera Corp.	490,867	7,584
*	PSS World Medical, Inc.	380,095	7,412
*	The Medicines Co.	319,196	7,412
*	Bio-Rad Laboratories, Inc. Class A	74,415	7,376

	Meridian Bioscience Inc.	246,399	7,155
*	Dionex Corp.	112,500	7,149
*	Wright Medical Group, Inc.	227,983	6,940
	PDL BioPharma Inc.	732,306	6,818
*	Xenoport Inc.	138,831	6,732
*,^	Advanced Medical Optics, Inc.	373,259	6,637
	Martek Biosciences Corp.	201,625	6,335
*	Eclipsys Corp.	300,212	6,289
	Sciele Pharma, Inc.	204,242	6,289
	Chemed Corp.	145,388	5,970
*	Luminex Corp.	237,138	5,931
*,^	Alnylam Pharmaceuticals Inc.	200,657	5,809
*	ViroPharma Inc.	429,185	5,631
*	Integra LifeSciences Holdings	125,773	5,538
*	HealthExtras, Inc.	211,181	5,516
*	Regeneron Pharmaceuticals, Inc.	245,465	5,359
*	Rigel Pharmaceuticals, Inc.	224,104	5,233
*	Phase Forward Inc.	249,698	5,221
	Medicis Pharmaceutical Corp.	346,225	5,162
*	Acorda Therapeutics Inc.	215,971	5,151
*	Human Genome Sciences, Inc.	789,470	5,013
	Mentor Corp.	207,086	4,941
*	Cepheid, Inc.	349,695	4,836
*	Medarex, Inc.	744,881	4,819
*	Inverness Medical Innovations, Inc.	158,488	4,755
*	Bruker BioSciences Corp.	350,754	4,676
*,^	ArthroCare Corp.	163,291	4,526
*	Gentiva Health Services, Inc.	166,149	4,476
*	Allscripts Healthcare Solutions, Inc.	350,490	4,360
*	PharMerica Corp.	186,808	4,201
*	Zoll Medical Corp.	128,316	4,199
*	Seattle Genetics, Inc.	389,533	4,168
*	K-V Pharmaceutical Co. Class A	181,937	4,132
*	Symmetry Medical Inc.	217,840	4,043
*	Incyte Corp.	527,154	4,033
*	CV Therapeutics, Inc.	373,104	4,030
*	Align Technology, Inc.	362,749	3,929
*	Exelixis, Inc.	644,659	3,920
*	Sunrise Senior Living, Inc.	279,146	3,849
*	AMN Healthcare Services, Inc.	207,788	3,651
*	AthenaHealth Inc.	109,309	3,637
*	Kendle International Inc.	81,288	3,634
*	inVentiv Health, Inc.	203,003	3,585
*	Magellan Health Services, Inc.	86,980	3,571
*	ev3 Inc.	355,551	3,570
*,^	Theravance, Inc.	286,180	3,566
*	Natus Medical Inc.	156,990	3,557
*	Alpharma, Inc. Class A	95,205	3,512
*	HMS Holdings Corp.	145,841	3,494
*	Sun Healthcare Group Inc.	237,849	3,487
*	Healthways, Inc.	215,921	3,483
*	Abraxis BioScience	49,138	3,389

*	Cougar Biotechnology Inc.	101,015	3,373
*,^	ABIOMED, Inc.	188,754	3,350
*	Affymetrix, Inc.	426,469	3,301
*	Emeritus Corp.	131,914	3,285
*,^	InterMune Inc.	191,876	3,283
*	SonoSite, Inc.	103,221	3,241
*	Savient Pharmaceuticals Inc.	216,044	3,221
*	Conceptus, Inc.	185,560	3,077
*,^	Halozyme Therapeutics Inc.	415,254	3,048
*	Merit Medical Systems, Inc.	161,084	3,024
*,^	SurModics, Inc.	95,457	3,006
*	Volcano Corp.	173,740	3,004
*	eResearch Technology, Inc.	249,063	2,966
*	Quidel Corp.	178,828	2,935
*	Cyberonics, Inc.	168,232	2,860
*	Sirona Dental Systems Inc.	117,762	2,741
*	LHC Group Inc.	94,455	2,690
	Analogic Corp.	53,464	2,660
*	Omnicell, Inc.	202,149	2,658
*	AMAG Pharmaceuticals, Inc.	67,811	2,626
*	RTI Biologics, Inc.	280,651	2,624
*	Abaxis, Inc.	133,157	2,623
*	MWI Veterinary Supply Inc.	66,632	2,618
*,^	Medivation Inc.	97,921	2,591
*	MedAssets, Inc.	150,194	2,583
*	Allos Therapeutics Inc.	339,254	2,514
*	ICU Medical, Inc.	76,533	2,327
*	Progenics Pharmaceuticals, Inc.	165,962	2,209
*	Questcor Pharmaceuticals, Inc.	298,572	2,195
*	Assisted Living Concepts Inc.	335,371	2,136
*,^	Dendreon Corp.	371,925	2,124
	Datascope Corp.	40,881	2,111
*,^	Accuray Inc.	250,797	2,024
*,^	Genomic Health, Inc.	86,690	1,964
*	Air Methods Corp.	67,409	1,908
*,^	Geron Corp.	478,671	1,891
*,^	Osiris Therapeutics, Inc.	97,565	1,882
*	Salix Pharmaceuticals, Ltd.	293,330	1,880
*	MedCath Corp.	101,743	1,823
*	Genoptix, Inc.	55,156	1,802
	Vital Signs, Inc.	24,212	1,789
*	Noven Pharmaceuticals, Inc.	152,479	1,781
*	Orthofix International N.V.	94,449	1,760
*	Cypress Bioscience, Inc.	230,586	1,695
*,^	GTx, Inc.	88,995	1,693
*	Akorn, Inc.	328,915	1,687
*,^	Sangamo BioSciences, Inc.	212,968	1,640
*	Alliance Imaging, Inc.	156,742	1,610
*	Omrix Biopharmaceuticals, Inc.	89,378	1,603
*	Insulet Corp.	109,920	1,530
*	Vital Images, Inc.	100,352	1,505
*	Enzo Biochem, Inc.	132,220	1,453

*	CorVel Corp.	50,551	1,446
*,^	MannKind Corp.	372,789	1,439
*	Palomar Medical Technologies, Inc.	106,326	1,431
*	OraSure Technologies, Inc.	287,789	1,416
*	Array BioPharma Inc.	179,816	1,381
*	Indevus Pharmaceuticals, Inc.	405,715	1,359
*	Momenta Pharmaceuticals, Inc.	102,779	1,347
*	Nektar Therapeutics	368,720	1,324
*	Affymax Inc.	65,478	1,300
*	Cadence Pharmaceuticals, Inc.	129,105	1,146
*	Orexigen Therapeutics Inc.	105,656	1,140
*	Arena Pharmaceuticals, Inc.	226,705	1,134
*	XOMA Ltd.	529,441	1,112
*	Neurocrine Biosciences, Inc.	236,580	1,110
*,^	Zymogenetics, Inc.	163,965	1,092
*,^	Stereotaxis Inc.	171,803	1,039
*,^	Hansen Medical Inc.	76,676	1,031
*	Odyssey Healthcare, Inc.	100,253	1,018
*	Ligand Pharmaceuticals Inc. Class B	340,856	1,006
*	Nabi Biopharmaceuticals	206,091	960
*,^	Opko Health, Inc.	507,226	888
*	Pharmanet Development Group, Inc.	118,397	855
*,^	Clinical Data, Inc.	45,703	735
*,^	Amicus Therapeutics, Inc.	48,326	731
*	Caraco Pharmaceutical Laboratories, Ltd.	56,683	709
*	TomoTherapy, Inc.	139,078	637
*	K-V Pharmaceutical Co. Class B	26,991	613
*	Senomyx, Inc.	122,811	556
*	Lexicon Pharmaceuticals Inc.	299,507	533
*	BioForm Medical, Inc.	128,363	503
*	Emergent BioSolutions Inc.	36,743	481
*	MAP Pharmaceuticals Inc.	43,892	444
*	Nighthawk Radiology Holdings, Inc.	60,573	437
*	Chindex International, Inc.	36,321	394
*,^	Virtual Radiologic Corp.	46,352	378
*	Sucampo Pharmaceuticals Inc.	42,808	365
*	Acadia Pharmaceuticals Inc.	96,716	259
			818,638
Industrials (19.4%)
*	FTI Consulting, Inc.	307,868	22,240
*	Kansas City Southern	477,726	21,192
	DRS Technologies, Inc.	254,293	19,517
*	Corrections Corp. of America	767,594	19,075
*	Alliant Techsystems, Inc.	202,100	18,985
	Donaldson Co., Inc.	430,430	18,039
	The Brink's Co.	276,422	16,867
	IDEX Corp.	505,472	15,680
*	Waste Connections, Inc.	448,013	15,367
*	Energy Conversion Devices, Inc.	248,619	14,482
	Wabtec Corp.	282,294	14,462
	Landstar System, Inc.	323,773	14,265
*	Thomas & Betts Corp.	356,888	13,944

	Graco, Inc.	371,851	13,242
	MSC Industrial Direct Co., Inc. Class A	275,255	12,681
*	Kirby Corp.	314,555	11,934
*	Teledyne Technologies, Inc.	206,667	11,813
*	General Cable Corp.	323,743	11,535
*	Gardner Denver Inc.	322,274	11,189
	Acuity Brands, Inc.	249,260	10,409
*	Aecom Technology Corp.	404,056	9,875
*	GrafTech International Ltd.	633,711	9,575
	The Toro Co.	229,999	9,499
	UTI Worldwide, Inc.	549,591	9,354
	Valmont Industries, Inc.	111,853	9,249
	Nordson Corp.	186,089	9,139
*	BE Aerospace, Inc.	571,475	9,046
*	Clean Harbors Inc.	128,791	8,700
*	Tetra Tech, Inc.	361,233	8,691
	Actuant Corp.	342,857	8,654
*	Orbital Sciences Corp.	359,178	8,609
*	Hub Group, Inc.	226,926	8,544
	Herman Miller, Inc.	344,502	8,430
*	Hexcel Corp.	588,987	8,063
*	ESCO Technologies Inc.	159,152	7,666
*	Continental Airlines, Inc. Class B	438,023	7,306
*	Genesee & Wyoming Inc. Class A	194,355	7,292
	CLARCOR Inc.	191,353	7,262
*	Esterline Technologies Corp.	180,608	7,150
	Mine Safety Appliances Co.	186,334	7,103
	The Corporate Executive Board Co.	209,196	6,537
	Watson Wyatt & Co. Holdings	130,870	6,508
*	Huron Consulting Group Inc.	112,037	6,384
*	Geo Group Inc.	312,825	6,322
	UAL Corp.	713,809	6,274
	Knight Transportation, Inc.	367,546	6,237
*	II-VI, Inc.	155,105	5,996
*	Resources Connection, Inc.	265,498	5,982
*	Navigant Consulting, Inc.	296,315	5,894
*,^	American Superconductor Corp.	244,773	5,769
	Robbins & Myers, Inc.	179,863	5,563
*	TransDigm Group, Inc.	161,730	5,536
*	EMCOR Group, Inc.	208,137	5,478
*,^	The Middleby Corp.	98,788	5,365
	Rollins, Inc.	278,613	5,288
*	CoStar Group, Inc.	113,935	5,172
^	Lindsay Manufacturing Co.	69,439	5,052
*	Chart Industries, Inc.	173,754	4,962
*	Old Dominion Freight Line, Inc.	171,761	4,868
	Forward Air Corp.	177,095	4,822
*	JetBlue Airways Corp.	963,467	4,769
	Healthcare Services Group, Inc.	250,746	4,586
*	RBC Bearings Inc.	133,507	4,498
*	Sykes Enterprises, Inc.	201,881	4,433
*	TrueBlue, Inc.	272,248	4,400

	EnergySolutions	433,543	4,335
	Titan International, Inc.	200,161	4,267
*	Layne Christensen Co.	117,734	4,171
*	WESCO International, Inc.	129,391	4,164
*	Mobile Mini, Inc.	212,577	4,109
*	Perini Corp.	158,259	4,082
*	AAR Corp.	237,998	3,948
	Raven Industries, Inc.	99,863	3,930
	Administaff, Inc.	144,050	3,921
*	US Airways Group Inc.	647,896	3,907
*	Team, Inc.	107,729	3,891
	Heartland Express, Inc.	249,594	3,874
*	American Reprographics Co.	224,231	3,868
	Badger Meter, Inc.	76,110	3,573
	Interface, Inc.	308,880	3,512
*,^	Evergreen Solar, Inc.	634,286	3,501
	Gorman-Rupp Co.	92,334	3,483
*	M&F Worldwide Corp.	85,177	3,407
*	Astec Industries, Inc.	109,849	3,387
*	Axsys Technologies, Inc.	57,239	3,374
	American Science & Engineering, Inc.	55,697	3,327
*	The Advisory Board Co.	109,904	3,315
*	Polypore International Inc.	149,551	3,217
*	Dycom Industries, Inc.	246,390	3,208
	Heidrick & Struggles International, Inc.	105,587	3,183
^	HEICO Corp.	91,407	3,000
	Seaboard Corp.	2,284	2,871
	American Ecology Corp.	100,866	2,791
*	Beacon Roofing Supply, Inc.	176,797	2,762
	Genco Shipping and Trading Ltd.	82,993	2,759
*	Blount International, Inc.	247,477	2,754
*	DynCorp International Inc. Class A	157,531	2,640
*	American Commercial Lines Inc.	247,848	2,637
*	Allegiant Travel Co.	74,642	2,636
*,^	Taser International Inc.	365,279	2,612
*	Korn/Ferry International	142,518	2,540
*	CBIZ Inc.	288,006	2,437
	Cubic Corp.	98,440	2,421
*	Aerovironment Inc.	74,365	2,376
*	Stanley Inc.	62,866	2,320
	Triumph Group, Inc.	50,712	2,318
^	Simpson Manufacturing Co.	83,565	2,264
*	Innerworkings, Inc.	193,420	2,145
	Freightcar America Inc.	72,448	2,121
*	Hill International Inc.	149,833	2,075
*	L.B. Foster Co. Class A	67,775	2,062
*,^	Fuel-Tech N.V.	110,371	1,997
	Sun Hydraulics Corp.	76,360	1,988
*	Powell Industries, Inc.	48,337	1,973
*	Ceradyne, Inc.	53,766	1,971
*	Exponent, Inc.	58,777	1,945
*	GenCorp, Inc.	279,874	1,886

*	CRA International Inc.	67,578	1,857
*	Ladish Co., Inc.	89,194	1,806
	Dynamic Materials Corp.	77,385	1,796
*	Atlas Air Worldwide Holdings, Inc.	43,179	1,741
*	AirTran Holdings, Inc.	704,261	1,711
*	Pike Electric Corp.	111,986	1,650
*	Titan Machinery, Inc.	77,935	1,622
	Houston Wire & Cable Co.	87,124	1,496
*,^	FuelCell Energy, Inc.	246,245	1,485
*	3D Systems Corp.	102,670	1,463
*	Duff & Phelps Corp.	65,664	1,381
	Ampco-Pittsburgh Corp.	53,071	1,375
	Steelcase Inc.	126,909	1,364
	Encore Wire Corp.	69,122	1,252
*	Amerco, Inc.	27,964	1,173
*	Hudson Highland Group, Inc.	154,234	1,072
	American Railcar Industries, Inc.	65,244	1,047
*	Universal Truckload Services, Inc.	39,486	962
	The Greenbrier Cos., Inc.	47,660	930
*	Columbus McKinnon Corp.	38,566	909
*,^	EnerNOC Inc.	84,543	874
*	First Advantage Corp. Class A	57,629	810
*	TurboChef Technologies, Inc.	121,404	747
*	Fushi Copperweld, Inc.	75,039	727
*,^	Force Protection, Inc.	271,292	727
*,^	China Architectural Engineering Inc.	95,351	676
*	H&E Equipment Services, Inc.	66,976	647
	HEICO Corp. Class A	22,949	644
*,^	Orion Energy Systems Inc.	107,355	602
	Horizon Lines Inc.	60,733	599
*	Power-One, Inc.	400,995	581
*	Commercial Vehicle Group Inc.	66,074	470
*,^	Metalico, Inc.	66,397	392
*,^	Builders FirstSource, Inc.	55,610	333
*,^	Medis Technology Ltd.	168,845	304
*,^	Plug Power, Inc.	300,696	298
*,^	Applied Energetics, Inc.	298,550	254
*	Accuride Corp.	155,034	248
			808,100
Information Technology (24.0%)
*	Mettler-Toledo International Inc.	213,204	20,894
*	ANSYS, Inc.	516,332	19,553
*	Itron, Inc.	209,884	18,581
*	CommScope, Inc.	428,801	14,854
	FactSet Research Systems Inc.	279,204	14,588
	Global Payments Inc.	317,424	14,240
*	Equinix, Inc.	203,658	14,146
*	Brocade Communications Systems, Inc.	2,309,144	13,439
*	MICROS Systems, Inc.	499,964	13,329
*	Parametric Technology Corp.	707,002	13,009
*	Polycom, Inc.	537,432	12,431
*	Microsemi Corp.	482,745	12,300

*	F5 Networks, Inc.	502,809	11,756
*	Varian Semiconductor Equipment Associates, Inc.	455,203	11,435
*,^	Cree, Inc.	495,448	11,286
*	SINA.com	318,969	11,228
*	Zebra Technologies Corp. Class A	399,119	11,115
*	Solera Holdings, Inc.	378,060	10,858
	National Instruments Corp.	360,701	10,839
*	Metavante Technologies	550,530	10,603
*	ON Semiconductor Corp.	1,503,927	10,167
*	Foundry Networks, Inc.	552,924	10,069
*	Concur Technologies, Inc.	258,265	9,881
	Jack Henry & Associates Inc.	483,373	9,827
*	Macrovision Solutions Corp.	630,425	9,696
*	Perot Systems Corp.	548,354	9,514
*	NeuStar, Inc. Class A	476,076	9,469
*	Gartner, Inc. Class A	406,280	9,214
*	Sohu.com Inc.	162,404	9,054
*	Atmel Corp.	2,598,792	8,810
*	Silicon Laboratories Inc.	284,016	8,719
	Broadridge Financial Solutions LLC	558,937	8,602
*	Atheros Communications, Inc.	364,236	8,589
*,^	VistaPrint Ltd.	257,379	8,452
*	TIBCO Software Inc.	1,144,460	8,377
*	QLogic Corp.	528,880	8,124
*	ManTech International Corp.	126,269	7,486
*	Sybase, Inc.	243,261	7,449
*	Rambus Inc.	577,005	7,414
*	Digital River, Inc.	227,869	7,383
*	Comtech Telecommunications Corp.	148,718	7,323
*	Blackboard Inc.	180,239	7,262
*	Informatica Corp.	543,148	7,055
*	Wright Express Corp.	238,050	7,037
	ADTRAN Inc.	354,604	6,911
*	InterDigital, Inc.	278,283	6,693
*	CyberSource Corp.	402,092	6,478
*	j2 Global Communications, Inc.	272,466	6,362
*	EchoStar Corp.	258,084	6,220
*	L-1 Identity Solutions Inc.	404,638	6,183
*	Omniture, Inc.	330,742	6,072
*	SRA International, Inc.	266,307	6,026
*	Verigy Ltd.	368,254	5,995
*	Synaptics Inc.	198,103	5,987
*	ValueClick, Inc.	584,066	5,975
*	Intermec, Inc.	302,079	5,933
*	EarthLink, Inc.	673,226	5,722
	Acxiom Corp.	449,130	5,632
*	Rofin-Sinar Technologies Inc.	181,935	5,569
*	Ciena Corp.	534,194	5,385
*	Plexus Corp.	260,099	5,384
*	Teradyne, Inc.	684,308	5,344
*	Quest Software, Inc.	414,531	5,260
	Blackbaud, Inc.	274,373	5,062

*	FormFactor Inc.	284,913	4,963
	Cognex Corp.	244,510	4,929
*	THQ Inc.	408,936	4,924
*	Harmonic, Inc.	577,432	4,879
*	Tessera Technologies, Inc.	296,626	4,847
*	Sonus Networks, Inc.	1,663,575	4,791
*	Cymer, Inc.	186,195	4,716
*	ScanSource, Inc.	161,396	4,647
*	Cabot Microelectronics Corp.	144,105	4,623
	Quality Systems, Inc.	109,194	4,615
*	Wind River Systems Inc.	445,580	4,456
*	VeriFone Holdings, Inc.	266,477	4,408
*	Infinera Corp.	455,737	4,357
*	TiVo Inc.	594,486	4,352
*	Euronet Worldwide, Inc.	256,036	4,283
*	TriQuint Semiconductor, Inc.	879,222	4,211
*	Riverbed Technology, Inc.	330,408	4,137
*	The Ultimate Software Group, Inc.	151,134	4,081
	MTS Systems Corp.	96,893	4,079
*	Rogers Corp.	110,150	4,073
*	Advent Software, Inc.	114,751	4,043
*	Websense, Inc.	179,860	4,020
*	ViaSat, Inc.	168,511	3,973
*	Interwoven Inc.	279,793	3,951
*	Sycamore Networks, Inc.	1,220,129	3,941
*	Novell, Inc.	757,195	3,892
	Take-Two Interactive Software, Inc.	236,139	3,873
*	Sapient Corp.	506,677	3,765
	Syntel, Inc.	152,843	3,745
*,^	Palm, Inc.	624,772	3,730
*	Vocus, Inc.	107,651	3,656
*,^	Mercadolibre Inc.	176,594	3,594
*	OmniVision Technologies, Inc.	313,574	3,578
*,^	Data Domain, Inc.	160,456	3,573
*	ATMI, Inc.	197,208	3,546
*	Hittite Microwave Corp.	105,308	3,538
*	DealerTrack Holdings Inc.	209,489	3,528
^	Heartland Payment Systems, Inc.	137,762	3,521
	Daktronics, Inc.	209,854	3,496
*	FEI Co.	145,562	3,466
*	Diodes Inc.	186,947	3,449
	Fair Isaac, Inc.	149,294	3,443
*	Semtech Corp.	246,483	3,441
*	Manhattan Associates, Inc.	151,326	3,381
*	Tyler Technologies, Inc.	221,822	3,365
*	MicroStrategy Inc.	55,909	3,328
*	Progress Software Corp.	127,531	3,315
*	Blue Coat Systems, Inc.	233,528	3,314
*	Net 1 UEPS Technologies, Inc.	147,161	3,286
*	NETGEAR, Inc.	217,088	3,256
*	SPSS, Inc.	109,659	3,220
*	TeleTech Holdings, Inc.	258,547	3,216

*	Cypress Semiconductor Corp.	612,226	3,196
*,^	Netlogic Microsystems Inc.	105,139	3,179
*,^	Bankrate, Inc.	81,165	3,158
*	RealNetworks, Inc.	613,624	3,117
*	Genpact, Ltd.	297,070	3,087
*	DTS Inc.	109,401	3,045
*	Commvault Systems, Inc.	249,483	3,006
	Micrel, Inc.	327,806	2,973
*	Forrester Research, Inc.	101,041	2,962
*	MSC Software Corp.	276,063	2,954
	Park Electrochemical Corp.	118,746	2,878
*	Advanced Energy Industries, Inc.	205,152	2,806
*	Lawson Software, Inc.	400,841	2,806
*	Cogent Inc.	272,987	2,790
*	Art Technology Group, Inc.	791,254	2,785
*	Veeco Instruments, Inc.	185,998	2,755
*	Taleo Corp. Class A	135,965	2,704
*,^	Sigma Designs, Inc.	186,801	2,656
*	TTM Technologies, Inc.	262,163	2,601
*	Epicor Software Corp.	328,010	2,588
*	EPIQ Systems, Inc.	184,553	2,510
*	Monolithic Power Systems	142,206	2,470
*	SAVVIS, Inc.	180,302	2,423
*	Silicon Image, Inc.	450,404	2,405
*	ACI Worldwide, Inc.	137,179	2,403
*	Finisar Corp.	2,319,098	2,342
*	Amkor Technology, Inc.	364,612	2,323
*	Starent Networks Corp.	170,983	2,212
*,^	Universal Display Corp.	198,366	2,174
*	Hughes Communications Inc.	58,993	2,165
*	EMS Technologies, Inc.	95,788	2,137
	Cohu, Inc.	134,541	2,128
*	Unisys Corp.	766,129	2,107
*	Stratasys, Inc.	120,364	2,103
*,^	Cavium Networks, Inc.	149,203	2,101
*	GSI Commerce, Inc.	130,801	2,025
*	SuccessFactors Inc.	185,279	2,020
*	Supertex, Inc.	71,107	2,002
*	Neutral Tandem, Inc.	107,321	1,990
*	FARO Technologies, Inc.	97,318	1,982
*	Littelfuse, Inc.	66,505	1,977
*	Kenexa Corp.	124,486	1,966
*	Cirrus Logic, Inc.	358,539	1,954
*	Symyx Technologies, Inc.	196,228	1,945
*	Internet Capital Group Inc.	237,818	1,929
*	VASCO Data Security International, Inc.	183,040	1,896
*	Netezza Corp.	178,034	1,889
*	Move, Inc.	884,003	1,874
*	ComScore Inc.	105,525	1,860
*	IPG Photonics Corp.	95,224	1,858
*	SonicWALL, Inc.	352,839	1,849
*	Ixia	244,002	1,798

*	Rackable Systems Inc.	182,030	1,786
*	Extreme Networks, Inc.	524,915	1,769
*,^	Echelon Corp.	175,595	1,735
	NIC Inc.	248,870	1,717
*	TNS Inc.	87,857	1,702
*	Aruba Networks, Inc.	329,372	1,690
*,^	NetSuite Inc.	92,440	1,666
*	AsiaInfo Holdings, Inc.	181,205	1,663
	Marchex, Inc.	161,337	1,660
*,^	LoopNet, Inc.	164,553	1,618
*	RightNow Technologies Inc.	123,679	1,555
*,^	WebMD Health Corp. Class A	52,217	1,553
	InfoSpace, Inc.	137,308	1,490
*	Kulicke & Soffa Industries, Inc.	328,747	1,483
*	The Knot, Inc.	176,233	1,472
*	Switch and Data Inc.	115,835	1,442
*	Global Cash Access, Inc.	283,577	1,435
*	Mattson Technology, Inc.	302,982	1,433
*	Newport Corp.	128,969	1,390
*	Radiant Systems, Inc.	158,749	1,380
*	Monotype Imaging Holdings Inc.	115,772	1,289
*	Ness Technologies Inc.	108,135	1,240
*	Perficient, Inc.	185,990	1,235
	Technitrol, Inc.	83,421	1,234
*	Synchronoss Technologies, Inc.	130,465	1,228
*	Internet Brands Inc.	174,404	1,216
*	Applied Micro Circuits Corp.	198,531	1,187
*	Eagle Test Systems, Inc.	77,476	1,186
*	Constant Contact, Inc.	68,814	1,175
*	iGATE Corp.	131,599	1,141
*	3PAR, Inc.	167,254	1,079
*	ANADIGICS, Inc.	383,526	1,078
*	Vignette Corp.	98,491	1,058
*	Advanced Analogic Technologies, Inc.	224,913	1,046
	Bel Fuse, Inc. Class B	36,115	1,028
*	Liquidity Services, Inc.	94,115	1,021
*	FalconStor Software, Inc.	177,215	950
*	Chordiant Software, Inc.	184,926	949
*	Dice Holdings Inc.	133,095	945
*	Lattice Semiconductor Corp.	458,457	944
*	Multi-Fineline Electronix, Inc.	61,257	906
*	Trident Microsystems, Inc.	375,674	902
*	Cogo Group, Inc.	164,330	866
*	Acme Packet, Inc.	147,560	845
*	Lionbridge Technologies, Inc.	337,578	824
*	Airvana, Inc.	138,904	818
*	ExlService Holdings, Inc.	88,745	779
*	Novatel Wireless, Inc.	126,878	769
*,^	Orbcomm, Inc.	153,814	758
*	S1 Corp.	121,410	743
*	DivX, Inc.	109,580	709
*	Compellent Technologies, Inc.	56,143	696

*	Actel Corp.	54,480	680
*,^	Sonic Solutions, Inc.	153,215	674
*,^	BearingPoint, Inc.	1,337,924	669
*	OpNext, Inc.	139,619	641
*	Exar Corp.	80,481	616
*	Conexant Systems, Inc.	152,274	611
*,^	Isilon Systems Inc.	136,427	602
*	Limelight Networks Inc.	229,552	574
*	MRV Communications Inc.	484,310	567
*	Rubicon Technology, Inc.	77,481	559
*	Internap Network Services Corp.	155,298	540
*	Axcelis Technologies, Inc.	315,391	536
*	GSI Group, Inc.	151,729	536
*	TechTarget	63,545	445
*,^	Comverge Inc.	94,025	432
*	BigBand Networks Inc.	116,091	428
*	Openwave Systems Inc.	330,603	410
*	Deltek, Inc.	66,540	405
*	Spansion Inc. Class A	259,695	402
*	Smart Modular Technologies Inc.	111,165	333
	Renaissance Learning, Inc.	22,595	293
	Mastech Holdings, Inc.	8,776	67
	Bel Fuse, Inc. Class A	1,949	54
			997,884
Materials (3.1%)
	Nalco Holding Co.	867,209	16,078
	Hercules, Inc.	659,748	13,056
	Greif Inc. Class A	146,385	9,606
	Carpenter Technology Corp.	278,634	7,147
*	W.R. Grace & Co.	442,472	6,690
	Scotts Miracle-Gro Co.	277,126	6,551
	Eagle Materials, Inc.	266,459	5,961
	Texas Industries, Inc.	143,299	5,855
*,^	Hecla Mining Co.	972,816	4,553
	NewMarket Corp.	80,841	4,249
	Deltic Timber Corp.	64,980	4,143
	Kaiser Aluminum Corp.	94,877	4,075
	Compass Minerals International, Inc.	69,600	3,646
*	Haynes International, Inc.	73,091	3,423
	Royal Gold, Inc.	93,766	3,372
*,^	Coeur d'Alene Mines Corp.	1,980,117	3,030
*	Calgon Carbon Corp.	147,044	2,994
	Silgan Holdings, Inc.	56,888	2,906
*,^	Zoltek Cos., Inc.	167,400	2,864
*	RTI International Metals, Inc.	141,227	2,762
*	Brush Engineered Materials Inc.	125,222	2,325
	Koppers Holdings, Inc.	54,362	2,034
*	Graphic Packaging Holding Co.	734,673	1,837
	Olympic Steel, Inc.	56,641	1,670
*,^	Stillwater Mining Co.	284,996	1,656
*,^	Flotek Industries, Inc.	131,829	1,450
	Myers Industries, Inc.	86,259	1,088

*,^	General Moly, Inc.	212,992	927
	American Vanguard Corp.	61,105	921
*	Apex Silver Mines Ltd.	115,959	199
			127,068
Telecommunication Services (1.3%)
*	SBA Communications Corp.	600,450	15,534
*	TW telecom, Inc.	857,981	8,914
*	Clearwire Corp.	374,977	4,455
*	Premiere Global Services, Inc.	234,619	3,299
*	Centennial Communications Corp. Class A	495,441	3,092
	NTELOS Holdings Corp.	103,440	2,781

*	Global Crossing Ltd.	153,499	2,327
*	Cogent Communications Group, Inc.	277,676	2,144
*	Cbeyond Inc.	141,082	2,030

*	iPCS, Inc.		89,591	1,995
	Shenandoah Telecommunications Co.		74,466	1,643
*	PAETEC Holding Corp.		746,013	1,604
*	General Communication, Inc.		136,315	1,262
*	ICO Global Communications (Holdings) Ltd.		670,135	730
*,^	Globalstar, Inc.		379,747	646
*,^	Fibertower Corp.		465,906	643
*,^	Vonage Holdings Corp.		481,385	481
*	TerreStar Corp.		327,526	328
				53,908
Utilities (0.1%)
	Ormat Technologies Inc.		125,112	4,546
*	Synthesis Energy Systems, Inc.		198,620	963
Total Common Stocks (Cost $4,716,374)				5,509
Temporary Cash Investments (4.6%)				4,163,466
			Coupon
Money Market Fund (4.6%)
[1,2]	Vanguard Market Liquidity Fund	2.296%	190,120,729	190,121

				Face
			Maturity	Amount
			Date	($000)
U.S. Agency Obligations (0.0%)
[3,4]	Federal Home Loan Bank	2.576%	11/24/08	1,000	995
[3,4]	Federal National Mortgage Assn.	2.585%	11/17/08	1,000	996
					1,991
Total Temporary Investments (Cost $192,113)					192,112
Total Investments (104.6%) (Cost $4,908,487)					4,355,578
[2] Other Assets and Liabilities-Net (-4.6%)					(191,500)
Net Assets (100%)					4,164,078

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $175,675,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $184,315,000 of collateral received for securities on loan.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4 Securities with a value of $1,991,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $4,908,487,000. Net unrealized depreciation of investment securities for tax purposes was $552,909,000, consisting of unrealized gains of $306,181,000 on securities that had risen in value since their purchase and $859,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
Futures Contracts	(Short	Settlement	Appreciation
	Long Contracts	Value	(Depreciation
Russell 2000 Index	60	4,070	(258)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	4,353,587	(258)
Level 2- Other significant observable inputs	1,991	-
Level 3- Significant unobservable inputs	-	-
Total	4,355,578	(258)

Vanguard Mid-Cap Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (13.9%)
*	Apollo Group, Inc. Class A	1,333,037	79,049
	H & R Block, Inc.	3,040,940	68,573
	VF Corp.	815,974	63,083
	Genuine Parts Co.	1,531,093	61,565
	Mattel, Inc.	3,382,494	61,020
	Whirlpool Corp.	702,129	55,672
	Cablevision Systems NY Group Class A	2,182,076	54,901
	Sherwin-Williams Co.	946,151	54,082
	Tim Hortons, Inc.	1,726,351	51,152
*	AutoZone Inc.	413,985	51,061
	Limited Brands, Inc.	2,865,919	49,638
*	GameStop Corp. Class A	1,449,588	49,590
^	Wynn Resorts Ltd.	574,924	46,937
	Ross Stores, Inc.	1,245,700	45,854
	Newell Rubbermaid, Inc.	2,587,914	44,667
	Nordstrom, Inc.	1,535,086	44,241
	Tiffany & Co.	1,177,439	41,823
	Eastman Kodak Co.	2,693,259	41,422
	Hasbro, Inc.	1,166,175	40,490
*,^	Mohawk Industries, Inc.	543,403	36,620
	Gannett Co., Inc.	2,137,000	36,137
	BorgWarner, Inc.	1,084,988	35,555
	Darden Restaurants Inc.	1,238,187	35,449
	Advance Auto Parts, Inc.	890,599	35,321
	Polo Ralph Lauren Corp.	524,720	34,967
*	Urban Outfitters, Inc.	1,091,756	34,794
	Black & Decker Corp.	571,264	34,704
	D. R. Horton, Inc.	2,656,572	34,589
*	Interpublic Group of Cos., Inc.	4,410,195	34,179
	Leggett & Platt, Inc.	1,554,346	33,869
*	The Goodyear Tire & Rubber Co.	2,135,636	32,697
	Washington Post Co. Class B	57,714	32,133
*	O'Reilly Automotive, Inc.	1,195,017	31,991
	Abercrombie & Fitch Co.	807,813	31,868
*	Toll Brothers, Inc.	1,259,228	31,770
*	Dollar Tree, Inc.	840,970	30,578
	Scripps Networks Interactive	826,343	30,005
	PetSmart, Inc.	1,189,771	29,399
	Family Dollar Stores, Inc.	1,240,228	29,393
*	ITT Educational Services, Inc.	362,885	29,361
*,^	CarMax, Inc.	2,043,617	28,611
	Pulte Homes, Inc.	2,044,413	28,560
*	Expedia, Inc.	1,826,817	27,603
	The Stanley Works	659,283	27,518
	Royal Caribbean Cruises, Ltd.	1,296,582	26,904

	American Eagle Outfitters, Inc.	1,730,900	26,396
	Wyndham Worldwide Corp.	1,652,879	25,967
*	Priceline.com, Inc.	341,952	23,400
	Foot Locker, Inc.	1,446,414	23,374
	Autoliv, Inc.	678,972	22,915
	Burger King Holdings Inc.	882,024	21,663
*	NVR, Inc.	37,075	21,207
*,^	Lamar Advertising Co. Class A	683,510	21,114
	Virgin Media Inc.	2,606,192	20,589
	RadioShack Corp.	1,164,736	20,127
	WABCO Holdings Inc.	551,663	19,606
	Centex Corp.	1,154,352	18,701
*	Discovery Communications Inc. Class C	1,314,260	18,610
	Guess ?, Inc.	532,585	18,529
*	Penn National Gaming, Inc.	690,738	18,353
	New York Times Co. Class A	1,269,371	18,139
*	Discovery Communications Inc. Class A	1,252,698	17,851
	Harman International Industries, Inc.	516,624	17,601
	Lennar Corp. Class A	1,146,675	17,418
	Brinker International, Inc.	946,442	16,932
*	Office Depot, Inc.	2,549,490	14,838
*,^	Sirius XM Radio Inc.	24,993,839	14,246
*,^	AutoNation, Inc.	1,250,011	14,050
	KB Home	710,746	13,987
	Williams-Sonoma, Inc.	837,445	13,550
	Weight Watchers International, Inc.	331,572	12,136
*	Wendy's/Arby's Group, Inc.	1,596,814	8,399
*	CTC Media, Inc.	425,970	6,390
*	Clear Channel Outdoor Holdings, Inc. Class A	379,120	5,186
	Lennar Corp. Class B	63,528	774
			2,351,443
Consumer Staples (5.6%)
	UST, Inc.	1,381,737	91,941
	The Clorox Co.	1,288,298	80,763
^	Bunge Ltd.	1,135,931	71,768
*	Dr. Pepper Snapple Group, Inc.	2,364,529	62,613
	Molson Coors Brewing Co. Class B	1,148,478	53,691
	The Estee Lauder Cos. Inc. Class A	970,659	48,446
	Coca-Cola Enterprises, Inc.	2,734,169	45,852
	SuperValu Inc.	1,985,944	43,095
	McCormick & Co., Inc.	1,078,654	41,474
*	Energizer Holdings, Inc.	510,536	41,124
*	Constellation Brands, Inc. Class A	1,806,591	38,769
	The Pepsi Bottling Group, Inc.	1,326,297	38,688
	Church & Dwight, Inc.	621,384	38,582
	Brown-Forman Corp. Class B	507,500	36,443
*	Ralcorp Holdings, Inc.	525,412	35,418
*	Dean Foods Co.	1,419,862	33,168
	Tyson Foods, Inc.	2,707,423	32,327
^	Whole Foods Market, Inc.	1,310,278	26,245
	Hormel Foods Corp.	697,166	25,293
*,^	Hansen Natural Corp.	700,988	21,205

*	Smithfield Foods, Inc.	1,130,539	17,953
	PepsiAmericas, Inc.	595,656	12,342
*,^	Bare Escentuals, Inc.	511,486	5,560
			942,760
Energy (11.0%)
	Noble Corp.	2,511,793	110,268
	Murphy Oil Corp.	1,686,735	108,187
*	Southwestern Energy Co.	3,195,915	97,603
	Noble Energy, Inc.	1,609,476	89,471
	El Paso Corp.	6,563,825	83,754
*	Ultra Petroleum Corp.	1,428,304	79,042
	CONSOL Energy, Inc.	1,708,176	78,388
*	Cameron International Corp.	2,024,910	78,040
	ENSCO International, Inc.	1,349,042	77,745
*	Nabors Industries, Inc.	2,631,077	65,566
	Range Resources Corp.	1,442,369	61,834
	Pioneer Natural Resources Co.	1,117,285	58,412
*	FMC Technologies Inc.	1,196,853	55,714
	BJ Services Co.	2,746,508	52,541
*	Petrohawk Energy Corp.	2,310,689	49,980
*	Pride International, Inc.	1,567,939	46,427
	Arch Coal, Inc.	1,347,130	44,307
*	Denbury Resources, Inc.	2,299,132	43,776
	Helmerich & Payne, Inc.	975,084	42,114
*	Newfield Exploration Co.	1,231,377	39,392
*	Forest Oil Corp.	788,087	39,089
	Sunoco, Inc.	1,092,136	38,858
	Cimarex Energy Co.	774,374	37,875
*	Plains Exploration & Production Co.	1,004,577	35,321
*	Alpha Natural Resources, Inc.	657,102	33,795
	Cabot Oil & Gas Corp.	915,334	33,080
	Rowan Cos., Inc.	1,052,327	32,149
*	Kinder Morgan Management, LLC	631,008	31,046
	Patterson-UTI Energy, Inc.	1,443,152	28,892
	Massey Energy Co.	752,966	26,858
	Walter Industries, Inc.	516,946	24,529
	Tesoro Corp.	1,287,051	21,224
*	Quicksilver Resources, Inc.	963,418	18,912
*	Exterran Holdings, Inc.	582,862	18,628
*	Continental Resources, Inc.	474,186	18,602
	Frontier Oil Corp.	971,631	17,898
*	IHS Inc. Class A	341,571	16,272
*	SandRidge Energy, Inc.	682,353	13,374
*	CNX Gas Corp.	281,752	6,308
			1,855,271
Financials (17.5%)
	HCP, Inc. REIT	2,333,723	93,652
	Unum Group	3,236,929	81,247
	Hudson City Bancorp, Inc.	4,366,587	80,564
	Plum Creek Timber Co. Inc. REIT	1,599,198	79,736
	Leucadia National Corp.	1,739,933	79,063
	Kimco Realty Corp. REIT	2,134,029	78,831

	Avalonbay Communities, Inc. REIT	719,479	70,811
	Annaly Mortgage Management Inc. REIT	4,941,233	66,460
	Ventas, Inc. REIT	1,294,249	63,962
	People's United Financial Inc.	3,232,993	62,235
	Host Hotels & Resorts Inc. REIT	4,636,641	61,621
	Assurant, Inc.	939,232	51,658
	New York Community Bancorp, Inc.	3,047,105	51,161
	XL Capital Ltd. Class A	2,841,815	50,982
	Torchmark Corp.	839,318	50,191
	Everest Re Group, Ltd.	578,814	50,085
*,^	American Capital Ltd.	1,896,339	48,376
	Health Care Inc. REIT	907,788	48,322
	Federal Realty Investment Trust REIT	549,467	47,034
	Comerica, Inc.	1,406,588	46,122
	Marshall & Ilsley Corp.	2,180,204	43,931
	Regency Centers Corp. REIT	653,574	43,587
	The Macerich Co. REIT	678,306	43,174
	Willis Group Holdings Ltd.	1,319,890	42,580
*	IntercontinentalExchange Inc.	527,707	42,575
	Axis Capital Holdings Ltd.	1,320,787	41,882
	AMB Property Corp. REIT	915,733	41,483
	Cincinnati Financial Corp.	1,448,745	41,202
*	Nasdaq Stock Market Inc.	1,306,389	39,936
^	Zions Bancorp	1,001,256	38,749
	Janus Capital Group Inc.	1,520,635	36,921
	Eaton Vance Corp.	1,023,420	36,055
*	TD Ameritrade Holding Corp.	2,215,488	35,891
	White Mountains Insurance Group Inc.	75,902	35,655
	Developers Diversified Realty Corp. REIT	1,119,327	35,472
	SL Green Realty Corp. REIT	545,584	35,354
	PartnerRe Ltd.	507,365	34,547
*,^	The St. Joe Co.	864,107	33,778
	Duke Realty Corp. REIT	1,370,757	33,693
	W.R. Berkley Corp.	1,416,951	33,369
	Liberty Property Trust REIT	866,461	32,622
	UDR, Inc. REIT	1,198,368	31,337
*	Markel Corp.	88,205	31,004
*	Arch Capital Group Ltd.	419,360	30,626
	RenaissanceRe Holdings Ltd.	572,684	29,780
	Raymond James Financial, Inc.	891,907	29,415
	Apartment Investment & Management Co. Class A REIT	838,667	29,370
	HCC Insurance Holdings, Inc.	1,077,511	29,093
	SEI Investments Co.	1,261,995	28,016
	Fidelity National Financial, Inc. Class A	1,898,998	27,915
^	Synovus Financial Corp.	2,622,005	27,138
	Commerce Bancshares, Inc.	571,793	26,531
	Old Republic International Corp.	2,046,500	26,093
	Huntington Bancshares Inc.	3,251,100	25,976
	Weingarten Realty Investors REIT	706,261	25,192
	Federated Investors, Inc.	857,347	24,717
	Brown & Brown, Inc.	1,117,804	24,167

	Camden Property Trust REIT	496,827	22,785
*	CB Richard Ellis Group, Inc.	1,700,644	22,738
	Associated Banc-Corp.	1,130,877	22,561
^	MBIA, Inc.	1,881,401	22,389
	First American Corp.	734,995	21,682
^	CapitalSource Inc. REIT	1,740,429	21,407
	Nationwide Financial Services, Inc.	430,003	21,212
^	Popular, Inc.	2,495,281	20,686
	City National Corp.	380,706	20,672
	American Financial Group, Inc.	682,874	20,145
	Sovereign Bancorp, Inc.	5,071,904	20,034
	TCF Financial Corp.	1,064,007	19,152
	CIT Group Inc.	2,641,104	18,382
	Forest City Enterprise Class A	590,208	18,102
^	Allied Capital Corp.	1,670,191	18,038
	Hospitality Properties Trust REIT	878,125	18,019
	Protective Life Corp.	619,866	17,672
^	First Horizon National Corp.	1,799,202	17,092
*,^	Reinsurance Group of America, Incorp. Class A	293,778	15,864
	TFS Financial Corp.	1,082,290	13,550
	Transatlantic Holdings, Inc.	247,327	13,442
*	Reinsurance Group of America, Inc. Group-B	256,736	12,174
^	National City Corp.	6,749,680	11,812
	BOK Financial Corp.	220,247	10,662
	Student Loan Corp.	37,305	3,469
^	Washington Mutual, Inc.	4,717,143	386
	UnionBanCal Corp.	800	59
			2,955,125
Health Care (10.6%)
	C.R. Bard, Inc.	927,852	88,025
*	Intuitive Surgical, Inc.	361,725	87,168
	Quest Diagnostics, Inc.	1,547,757	79,973
*	Laboratory Corp. of America Holdings	1,040,269	72,299
*	Varian Medical Systems, Inc.	1,174,060	67,074
*	Humana Inc.	1,581,493	65,158
*	Barr Pharmaceuticals Inc.	959,471	62,653
*	Hospira, Inc.	1,486,895	56,799
	AmerisourceBergen Corp.	1,504,848	56,658
*	DaVita, Inc.	978,545	55,787
*	Waters Corp.	935,625	54,435
	Applied Biosystems Inc.	1,576,336	53,990
*	Covance, Inc.	587,568	51,947
	DENTSPLY International Inc.	1,321,502	49,609
*	Cephalon, Inc.	633,133	49,061
*	Hologic, Inc.	2,391,237	46,223
*	Vertex Pharmaceuticals, Inc.	1,389,045	46,172
*	Coventry Health Care Inc.	1,417,528	46,141
*	Illumina, Inc.	1,133,546	45,943
*	Henry Schein, Inc.	843,620	45,420
	Beckman Coulter, Inc.	587,623	41,715
	Pharmaceutical Product Development, Inc.	1,006,432	41,616
*	Millipore Corp.	514,965	35,430

*	Charles River Laboratories, Inc.	636,812	35,362
*	ImClone Systems, Inc.	566,117	35,348
*	Invitrogen Corp.	873,862	33,032
	Omnicare, Inc.	1,136,702	32,703
*,^	Mylan Inc.	2,845,010	32,490
	IMS Health, Inc.	1,694,594	32,045
*	Patterson Cos.	966,979	29,406
*	Cerner Corp.	640,015	28,570
	Perrigo Co.	741,997	28,537
*	Community Health Systems, Inc.	899,299	26,358
*	Amylin Pharmaceuticals, Inc.	1,280,924	25,900
*	Health Net Inc.	1,002,652	23,663
*	Endo Pharmaceuticals Holdings, Inc.	1,123,855	22,477
*	King Pharmaceuticals, Inc.	2,305,071	22,083
*	Lincare Holdings, Inc.	684,186	20,587
*	Sepracor Inc.	1,007,398	18,445
*	Kinetic Concepts, Inc.	507,453	14,508
*	Warner Chilcott Ltd.	936,456	14,159
*	WellCare Health Plans Inc.	389,282	14,014
	Brookdale Senior Living Inc.	333,902	7,343
			1,796,326
Industrials (14.8%)
	L-3 Communications Holdings, Inc.	1,146,415	112,715
	Fluor Corp.	1,658,094	92,356
	ITT Industries, Inc.	1,613,141	89,707
	Parker Hannifin Corp.	1,567,622	83,084
	C.H. Robinson Worldwide Inc.	1,593,920	81,226
	Cummins Inc.	1,803,414	78,845
	Rockwell Collins, Inc.	1,502,346	72,248
	Dover Corp.	1,769,947	71,771
	Expeditors International of Washington, Inc.	1,993,417	69,451
	Cooper Industries, Inc. Class A	1,626,359	64,973
	Pitney Bowes, Inc.	1,940,052	64,526
*	Jacobs Engineering Group Inc.	1,138,418	61,827
	Fastenal Co.	1,184,654	58,510
*	McDermott International, Inc.	2,116,598	54,079
	W.W. Grainger, Inc.	607,812	52,861
	Republic Services, Inc. Class A	1,700,279	50,974
	The Dun & Bradstreet Corp.	521,629	49,221
	R.R. Donnelley & Sons Co.	1,984,141	48,671
	Rockwell Automation, Inc.	1,302,916	48,651
*	Foster Wheeler Ltd.	1,347,243	48,649
	Goodrich Corp.	1,168,970	48,629
	Flowserve Corp.	538,480	47,801
	Roper Industries Inc.	835,675	47,600
*	Stericycle, Inc.	805,764	47,468
	Joy Global Inc.	1,008,874	45,541
*	Iron Mountain, Inc.	1,785,042	43,573
*	Quanta Services, Inc.	1,604,087	43,326
	Equifax, Inc.	1,210,539	41,703
	Ametek, Inc.	997,008	40,648
*	Allied Waste Industries, Inc.	3,637,532	40,413

	Avery Dennison Corp.	895,673	39,840
	Pall Corp.	1,146,455	39,427
	SPX Corp.	499,234	38,441
	Cintas Corp.	1,292,524	37,108
*	AGCO Corp.	856,854	36,511
	Robert Half International, Inc.	1,409,952	34,896
	Ryder System, Inc.	537,327	33,314
	Manpower Inc.	741,693	32,011
	Bucyrus International, Inc.	698,932	31,228
	Pentair, Inc.	879,687	30,411
	Harsco Corp.	787,417	29,284
*	Terex Corp.	942,927	28,778
*	Covanta Holding Corp.	1,153,151	27,606
*	Copart, Inc.	700,649	26,625
	J.B. Hunt Transport Services, Inc.	757,619	25,282
*,^	SunPower Corp. Class A	356,311	25,273
	KBR Inc.	1,586,733	24,229
*	Shaw Group, Inc.	774,743	23,808
*	AMR Corp.	2,331,141	22,892
*	Delta Air Lines Inc.	2,739,714	20,411
	The Manitowoc Co., Inc.	1,215,208	18,896
*,^	USG Corp.	694,435	17,778
*	Owens Corning Inc.	738,586	17,660
*	Monster Worldwide Inc.	1,061,361	15,825
*	Spirit Aerosystems Holdings Inc.	959,781	15,424
*	Hertz Global Holdings Inc.	1,355,455	10,261
	Oshkosh Truck Corp.	695,506	9,153
			2,513,419
Information Technology (11.9%)
*	Fiserv, Inc.	1,532,181	72,503
*	Autodesk, Inc.	2,088,173	70,058
	Amphenol Corp.	1,639,022	65,790
	Linear Technology Corp.	2,073,576	63,576
*	Cognizant Technology Solutions Corp.	2,699,873	61,638
	Xilinx, Inc.	2,610,008	61,205
	Harris Corp.	1,258,928	58,162
	Altera Corp.	2,801,868	57,943
*	Computer Sciences Corp.	1,412,532	56,685
*	Flextronics International Ltd.	7,816,608	55,341
*	BMC Software, Inc.	1,785,146	51,109
*	McAfee Inc.	1,504,771	51,102
	Microchip Technology, Inc.	1,728,639	50,874
	KLA-Tencor Corp.	1,589,464	50,306
*	VeriSign, Inc.	1,819,728	47,458
*	Alliance Data Systems Corp.	741,127	46,973
*	FLIR Systems, Inc.	1,219,197	46,841
*	salesforce.com, inc.	954,554	46,200
*	Marvell Technology Group Ltd.	4,774,925	44,407
*	Western Digital Corp.	2,069,240	44,116
*	Citrix Systems, Inc.	1,715,368	43,330
*	Affiliated Computer Services, Inc. Class A	839,198	42,489
*	SanDisk Corp.	2,100,440	41,064

	National Semiconductor Corp.	2,266,221	39,002
*	LAM Research Corp.	1,168,184	36,786
*	Avnet, Inc.	1,405,482	34,617
*	NCR Corp.	1,565,264	34,514
	Fidelity National Information Services, Inc.	1,823,360	33,659
*	Teradata Corp.	1,679,278	32,746
*	LSI Corp.	5,956,828	31,929
*	Arrow Electronics, Inc.	1,146,717	30,067
*	Hewitt Associates, Inc.	819,147	29,850
*,^	Advanced Micro Devices, Inc.	5,668,512	29,760
*	Trimble Navigation Ltd.	1,134,108	29,328
*	Lexmark International, Inc.	889,680	28,977
*	Micron Technology, Inc.	7,109,776	28,795
	Lender Processing Services, Inc.	906,289	27,660
*	Akamai Technologies, Inc.	1,572,262	27,420
*	Red Hat, Inc.	1,781,416	26,846
	SunPower Corp. Class B	385,795	26,639
*	Synopsys, Inc.	1,324,703	26,428
	Total System Services, Inc.	1,574,256	25,818
*	Ingram Micro, Inc. Class A	1,414,049	22,724
*,^	DST Systems, Inc.	382,159	21,397
*	Nuance Communications, Inc.	1,581,194	19,275
	Intersil Corp.	1,156,711	19,178
*	Novellus Systems, Inc.	933,268	18,329
*	JDS Uniphase Corp.	2,099,610	17,763
	Molex, Inc.	791,169	17,762
*	Dolby Laboratories Inc.	475,648	16,738
*	Cadence Design Systems, Inc.	2,407,164	16,272
	Jabil Circuit, Inc.	1,661,805	15,854
*	Tellabs, Inc.	3,524,492	14,309
	Molex, Inc. Class A	516,091	10,740
			2,020,352
Materials (5.8%)
^	Vulcan Materials Co.	1,022,834	76,201
	Sigma-Aldrich Corp.	1,204,818	63,157
*	Owens-Illinois, Inc.	1,558,327	45,815
	CF Industries Holdings, Inc.	500,539	45,779
	Cleveland-Cliffs Inc.	844,368	44,701
	Martin Marietta Materials, Inc.	386,298	43,258
	Celanese Corp. Series A	1,411,080	39,383
	Eastman Chemical Co.	712,535	39,232
	MeadWestvaco Corp.	1,623,402	37,841
	Airgas, Inc.	696,388	34,576
	Ball Corp.	867,662	34,264
	FMC Corp.	663,961	34,121
*	Crown Holdings, Inc.	1,499,967	33,314
	Sealed Air Corp.	1,496,542	32,909
*	Pactiv Corp.	1,222,239	30,348
	Sonoco Products Co.	929,872	27,599
	Lubrizol Corp.	636,697	27,467
	AK Steel Holding Corp.	1,046,814	27,133
	International Flavors & Fragrances, Inc.	677,153	26,720

	Steel Dynamics, Inc.	1,500,456	25,643
	Allegheny Technologies Inc.	850,352	25,128
	Terra Industries, Inc.	853,960	25,106
	Bemis Co., Inc.	931,269	24,325
	Reliance Steel & Aluminum Co.	613,303	23,287
*	Domtar Corp.	4,994,752	22,976
	Albemarle Corp.	683,781	21,088
	Huntsman Corp.	1,532,081	19,304
	Commercial Metals Co.	1,066,480	18,013
	Ashland, Inc.	528,729	15,460
	Titanium Metals Corp.	1,098,389	12,456
			976,604
Telecommunication Services (2.5%)
*	Crown Castle International Corp.	2,507,625	72,646
*	NII Holdings Inc.	1,566,135	59,388
	Embarq Corp.	1,378,921	55,915
	Windstream Corp.	4,180,287	45,732
*,^	Level 3 Communications, Inc.	14,502,132	39,156
	Frontier Communications Corp.	3,029,934	34,844
	CenturyTel, Inc.	936,285	34,315
*	MetroPCS Communications Inc.	1,953,977	27,336
*	Leap Wireless International, Inc.	515,836	19,653
	Telephone & Data Systems, Inc.	547,966	19,590
	Telephone & Data Systems, Inc. - Special Common Shares	432,507	15,527
*	U.S. Cellular Corp.	178,234	8,363
			432,465
Utilities (6.3%)
	Xcel Energy, Inc.	4,026,748	80,495
	Questar Corp.	1,619,570	66,273
	DTE Energy Co.	1,524,801	61,175
	Allegheny Energy, Inc.	1,570,396	57,744
*	NRG Energy, Inc.	2,094,737	51,845
	Wisconsin Energy Corp.	1,092,871	49,070
	MDU Resources Group, Inc.	1,623,695	47,087
	Pepco Holdings, Inc.	1,882,332	43,124
	CenterPoint Energy Inc.	2,914,635	42,466
	Equitable Resources, Inc.	1,152,019	42,268
	SCANA Corp.	1,035,932	40,329
	NiSource, Inc.	2,562,754	37,826
	Northeast Utilities	1,452,564	37,258
	Integrys Energy Group, Inc.	714,324	35,673
*	Mirant Corp.	1,934,845	35,388
	NSTAR	998,158	33,438
	Alliant Energy Corp.	1,031,574	33,227
	Pinnacle West Capital Corp.	940,463	32,361
	ONEOK, Inc.	925,286	31,830
	TECO Energy, Inc.	1,969,454	30,980
	Energen Corp.	636,488	28,820
	National Fuel Gas Co.	682,974	28,808
	DPL Inc.	1,061,659	26,329
	CMS Energy Corp.	2,105,277	26,253

*	Reliant Energy, Inc.		3,233,681	23,768
	Sierra Pacific Resources		2,186,254	20,944
*	Dynegy, Inc.		4,693,051	16,801
				1,061,580
Total Common Stocks (Cost $18,757,674)				16,905,345
Temporary Cash Investments (2.1%)
		Coupon
Money Market Fund (2.1%)
[1,2]	Vanguard Market Liquidity Fund	2.296%	349,269,092	349,269

Face
Maturity	Amount
Date	($000)
U.S. Agency Obligations (0.0%)
[3,4]	Federal Home Loan Bank	2.432%	10/15/08	2,000	1,997

Total Temporary Cash Investments (Cost $351,267)	351,266
Total Investments (102.0%) (Cost $19,108,941)	17,256,611
[2] Other Assets and Liabilities-Net (-2.0%)	(333,322)
Net Assets (100%)	16,923,289

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $335,021,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $341,801,000 of collateral received for securities on loan.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4 Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $19,108,941,000. Net unrealized depreciation of investment securities for tax purposes was $1,852,330,000, consisting of unrealized gains of $1,614,491,000 on securities that had risen in value since their purchase and $3,466,821,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of Long	Aggregate	Unrealized
	(Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	50	18,258	(666)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments	Futures
	in Securities	Contracts
	($000)	($000)
Level 1- Quoted prices	17,254,614	(666)
Level 2- Other significant observable inputs	1,997	-
Level 3- Significant unobservable inputs	-	-
Total	17,256,611	(666)

Vanguard Mid-Cap Value Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (16.3%)
	H & R Block, Inc.	194,527	4,387
	VF Corp.	52,332	4,046
	Genuine Parts Co.	98,047	3,942
	Mattel, Inc.	216,593	3,907
	Whirlpool Corp.	45,036	3,571
	Sherwin-Williams Co.	60,627	3,465
	Limited Brands, Inc.	183,389	3,176
	Ross Stores, Inc.	79,693	2,933
	Newell Rubbermaid, Inc.	165,622	2,859
	Eastman Kodak Co.	172,440	2,652
	Hasbro, Inc.	74,633	2,591
*,^	Mohawk Industries, Inc.	34,847	2,348
	Gannett Co., Inc.	136,878	2,315
	BorgWarner, Inc.	69,488	2,277
	Darden Restaurants Inc.	79,227	2,268
	Advance Auto Parts, Inc.	57,017	2,261
	Black & Decker Corp.	36,523	2,219
	D. R. Horton, Inc.	170,114	2,215
	Leggett & Platt, Inc.	99,531	2,169
	Washington Post Co. Class B	3,712	2,067
*	O'Reilly Automotive, Inc.	76,483	2,047
*	Dollar Tree, Inc.	53,872	1,959
	Scripps Networks Interactive	52,942	1,922
	PetSmart, Inc.	76,155	1,882
	Family Dollar Stores, Inc.	79,357	1,881
	The Stanley Works	42,219	1,762
	Royal Caribbean Cruises, Ltd.	83,047	1,723
	Wyndham Worldwide Corp.	105,830	1,663
	Foot Locker, Inc.	92,574	1,496
	Autoliv, Inc.	43,474	1,467
*	Interpublic Group of Cos., Inc.	183,499	1,422
	Tiffany & Co.	37,733	1,340
	Virgin Media Inc.	166,835	1,318
	RadioShack Corp.	74,571	1,289
	WABCO Holdings Inc.	35,383	1,258
	Centex Corp.	73,912	1,197
	Lennar Corp. Class A	77,453	1,177
	New York Times Co. Class A	81,211	1,160
	American Eagle Outfitters, Inc.	72,054	1,099
	Brinker International, Inc.	60,580	1,084
*	Toll Brothers, Inc.	40,345	1,018
*	Office Depot, Inc.	163,434	951
*,^	AutoNation, Inc.	80,211	902
	KB Home	45,644	898
*	Expedia, Inc.	58,500	884

	Williams-Sonoma, Inc.	53,742	870
	Pulte Homes, Inc.	45,823	640
*	Wendy's/Arby's Group, Inc.	101,073	532
			94,509
Consumer Staples (6.8%)
	UST, Inc.	88,455	5,886
	Bunge Ltd.	72,790	4,599
	Molson Coors Brewing Co. Class B	73,509	3,437
	Coca-Cola Enterprises, Inc.	175,018	2,935
	SuperValu Inc.	127,058	2,757
	McCormick & Co., Inc.	69,071	2,656
	The Clorox Co.	41,251	2,586
*	Constellation Brands, Inc. Class A	115,670	2,482
	The Pepsi Bottling Group, Inc.	84,929	2,477
*	Ralcorp Holdings, Inc.	33,608	2,266
	Tyson Foods, Inc.	173,350	2,070
	Hormel Foods Corp.	44,630	1,619
	Brown-Forman Corp. Class B	21,187	1,521
*	Smithfield Foods, Inc.	72,386	1,149
	PepsiAmericas, Inc.	38,277	793
			39,233
Energy (6.5%)
	Noble Energy, Inc.	103,042	5,728
	El Paso Corp.	420,156	5,361
	Pioneer Natural Resources Co.	71,608	3,744
	BJ Services Co.	175,933	3,366
*	Newfield Exploration Co.	78,773	2,520
*	Forest Oil Corp.	50,494	2,505
	Sunoco, Inc.	69,928	2,488
	Cimarex Energy Co.	49,625	2,427
*	Nabors Industries, Inc.	84,237	2,099
*	Kinder Morgan Management, LLC	40,422	1,989
	Tesoro Corp.	82,444	1,359
	Patterson-UTI Energy, Inc.	60,058	1,202
*	Plains Exploration & Production Co.	32,245	1,134
	Cabot Oil & Gas Corp.	20,533	742
	Rowan Cos., Inc.	23,682	723
			37,387
Financials (29.5%)
	HCP, Inc. REIT	149,389	5,995
	Unum Group	207,303	5,203
	Hudson City Bancorp, Inc.	279,592	5,159
	Plum Creek Timber Co. Inc. REIT	102,373	5,104
	Leucadia National Corp.	111,429	5,063
	Kimco Realty Corp. REIT	136,610	5,046
	Avalonbay Communities, Inc. REIT	46,085	4,536
	Annaly Mortgage Management Inc. REIT	316,369	4,255
	Ventas, Inc. REIT	82,876	4,096
	People's United Financial Inc.	207,030	3,985
	Host Hotels & Resorts Inc. REIT	296,909	3,946
	Assurant, Inc.	60,111	3,306
	New York Community Bancorp, Inc.	195,006	3,274

	XL Capital Ltd. Class A	181,863	3,263
	Torchmark Corp.	53,755	3,215
	Everest Re Group, Ltd.	37,092	3,210
*	American Capital Ltd.	121,343	3,095
	Health Care Inc. REIT	58,113	3,093
	Federal Realty Investment Trust REIT	35,231	3,016
	Comerica, Inc.	90,011	2,951
	Marshall & Ilsley Corp.	139,613	2,813
	Regency Centers Corp. REIT	41,850	2,791
	The Macerich Co. REIT	43,419	2,764
	Willis Group Holdings Ltd.	84,506	2,726
	Axis Capital Holdings Ltd.	84,558	2,681
	AMB Property Corp. REIT	58,616	2,655
	Cincinnati Financial Corp.	92,603	2,634
^	Zions Bancorp	64,160	2,483
	White Mountains Insurance Group Inc.	4,883	2,294
	Developers Diversified Realty Corp. REIT	71,672	2,271
	SL Green Realty Corp. REIT	34,982	2,267
	PartnerRe Ltd.	32,551	2,216
	Duke Realty Corp. REIT	87,759	2,157
	W.R. Berkley Corp.	90,693	2,136
	Liberty Property Trust REIT	55,492	2,089
	UDR, Inc. REIT	76,697	2,006
*	Markel Corp.	5,672	1,994
*	Arch Capital Group Ltd.	26,956	1,969
	RenaissanceRe Holdings Ltd.	36,716	1,909
	Raymond James Financial, Inc.	57,112	1,884
	Apartment Investment & Management Co. Class A REIT	53,728	1,882
	HCC Insurance Holdings, Inc.	68,994	1,863
	Fidelity National Financial, Inc. Class A	121,550	1,787
	Synovus Financial Corp.	167,821	1,737
	Commerce Bancshares, Inc.	36,601	1,698
	Old Republic International Corp.	131,084	1,671
	Huntington Bancshares Inc.	208,125	1,663
	Weingarten Realty Investors REIT	45,312	1,616
	Federated Investors, Inc.	54,980	1,585
	Camden Property Trust REIT	31,922	1,464
	Associated Banc-Corp.	72,497	1,446
^	MBIA, Inc.	120,439	1,433
*,^	The St. Joe Co.	36,019	1,408
	First American Corp.	47,129	1,390
	CapitalSource Inc. REIT	111,360	1,370
	Nationwide Financial Services, Inc.	27,539	1,359
	Popular, Inc.	159,839	1,325
	City National Corp.	24,309	1,320
	American Financial Group, Inc.	43,728	1,290
	Sovereign Bancorp, Inc.	324,827	1,283
	TCF Financial Corp.	68,054	1,225
	CIT Group Inc.	168,941	1,176
	Hospitality Properties Trust REIT	56,301	1,155
	Allied Capital Corp.	106,891	1,154

	Protective Life Corp.	39,719	1,132
	First Horizon National Corp.	115,091	1,093
*	Reinsurance Group of America, Incorp. Class A	18,880	1,020
	TFS Financial Corp.	69,509	870
	Transatlantic Holdings, Inc.	15,924	866
*	Reinsurance Group of America, Inc. Group-B	16,541	784
	National City Corp.	432,083	756
	Forest City Enterprise Class A	24,643	756
	BOK Financial Corp.	14,185	687
	Student Loan Corp.	2,371	221
^	Washington Mutual, Inc.	299,215	24
	UnionBanCal Corp.	90	7
			171,066
Health Care (6.0%)
	Quest Diagnostics, Inc.	99,098	5,120
	AmerisourceBergen Corp.	96,293	3,625
*	Humana Inc.	65,852	2,713
*	Invitrogen Corp.	55,961	2,115
	Omnicare, Inc.	72,777	2,094
*	Mylan Inc.	182,100	2,080
*	Cephalon, Inc.	26,365	2,043
*	Barr Pharmaceuticals Inc.	30,801	2,011
*	Hospira, Inc.	47,624	1,819
	Beckman Coulter, Inc.	24,485	1,738
*	Community Health Systems, Inc.	57,651	1,690
*	Health Net Inc.	64,263	1,517
*	King Pharmaceuticals, Inc.	147,558	1,414
*	Lincare Holdings, Inc.	43,803	1,318
	Applied Biosystems Inc.	35,284	1,209
*	Charles River Laboratories, Inc.	20,446	1,135
	Brookdale Senior Living Inc.	21,393	471
*	WellCare Health Plans Inc.	8,773	316
			34,428
Industrials (10.0%)
	Parker Hannifin Corp.	100,263	5,314
	Dover Corp.	113,337	4,596
	Cooper Industries, Inc. Class A	104,103	4,159
	Pitney Bowes, Inc.	124,171	4,130
	W.W. Grainger, Inc.	38,937	3,386
	Republic Services, Inc. Class A	108,781	3,261
	Rockwell Automation, Inc.	83,425	3,115
	R.R. Donnelley & Sons Co.	126,936	3,114
	Goodrich Corp.	74,810	3,112
*	Allied Waste Industries, Inc.	232,550	2,584
	Avery Dennison Corp.	57,342	2,551
	Pall Corp.	73,381	2,524
	SPX Corp.	32,030	2,466
	Cintas Corp.	82,784	2,377
	Ryder System, Inc.	34,465	2,137
	Manpower Inc.	47,560	2,053
	Pentair, Inc.	56,335	1,947
	Equifax, Inc.	38,787	1,336

*	Owens Corning Inc.	47,361	1,132
*	Delta Air Lines Inc.	113,955	849
*	USG Corp.	29,006	743
*	Hertz Global Holdings Inc.	86,835	657
	Oshkosh Truck Corp.	44,458	585
			58,128
Information Technology (7.5%)
	Xilinx, Inc.	167,127	3,919
*	Computer Sciences Corp.	90,514	3,632
*	Flextronics International Ltd.	500,561	3,544
	Microchip Technology, Inc.	110,586	3,255
	KLA-Tencor Corp.	101,744	3,220
	Fidelity National Information Services, Inc.	116,734	2,155
*	LSI Corp.	381,267	2,044
*	Arrow Electronics, Inc.	73,415	1,925
*	Lexmark International, Inc.	56,971	1,855
*	Western Digital Corp.	86,112	1,836
	Lender Processing Services, Inc.	58,097	1,773
*	Synopsys, Inc.	84,833	1,692
*	Ingram Micro, Inc. Class A	90,519	1,455
*	Avnet, Inc.	58,494	1,441
*	NCR Corp.	65,201	1,438
	Intersil Corp.	74,060	1,228
*	Novellus Systems, Inc.	59,750	1,173
*	McAfee Inc.	33,790	1,147
*	Cadence Design Systems, Inc.	154,260	1,043
	Jabil Circuit, Inc.	106,370	1,015
	Molex, Inc. Class A	45,427	945
*	Tellabs, Inc.	226,112	918
*	Advanced Micro Devices, Inc.	126,647	665
			43,318
Materials (5.8%)
	Vulcan Materials Co.	65,494	4,879
	Eastman Chemical Co.	45,595	2,510
	MeadWestvaco Corp.	103,918	2,422
	Airgas, Inc.	44,679	2,218
	Ball Corp.	55,593	2,195
	Sealed Air Corp.	95,754	2,106
	Sonoco Products Co.	59,524	1,767
	Lubrizol Corp.	40,783	1,759
	International Flavors & Fragrances, Inc.	43,353	1,711
	Steel Dynamics, Inc.	96,004	1,641
	Celanese Corp. Series A	58,615	1,636
	Bemis Co., Inc.	59,617	1,557
*	Domtar Corp.	319,823	1,471
	FMC Corp.	27,688	1,423
	Commercial Metals Co.	68,318	1,154
	Ashland, Inc.	34,017	995
*	Pactiv Corp.	39,169	973
	Reliance Steel & Aluminum Co.	19,717	749

	Huntsman Corp.	48,938	617
			33,783
Telecommunication Services (2.6%)
	Embarq Corp.	88,275	3,580
	Windstream Corp.	267,534	2,927
	Frontier Communications Corp.	193,958	2,230
	CenturyTel, Inc.	59,923	2,196
*	Level 3 Communications, Inc.	464,243	1,253
	Telephone & Data Systems, Inc.	31,935	1,142
	Telephone & Data Systems, Inc. - Special Common Shares	31,098	1,116
*	U.S. Cellular Corp.	11,373	534
			14,978

Utilities (9.1%)
Xcel Energy, Inc.	257,865	5,155
DTE Energy Co.	97,651	3,918
Wisconsin Energy Corp.	69,971	3,142
MDU Resources Group, Inc.	103,915	3,013
Pepco Holdings, Inc.	120,460	2,760
CenterPoint Energy Inc.	186,588	2,719
SCANA Corp.	66,353	2,583
NiSource, Inc.	164,025	2,421
Northeast Utilities	92,958	2,384
Integrys Energy Group, Inc.	45,809	2,288
*	Mirant Corp.	123,810	2,264
NSTAR	63,964	2,143
Alliant Energy Corp.	66,119	2,130
Pinnacle West Capital Corp.	60,196	2,071
ONEOK, Inc.	59,261	2,039
TECO Energy, Inc.	126,030	1,982
National Fuel Gas Co.	43,649	1,841
DPL Inc.	67,989	1,686
CMS Energy Corp.	134,826	1,681
Questar Corp.	36,383	1,489
Sierra Pacific Resources	140,028	1,341
Energen Corp.	20,464	927
*	Dynegy, Inc.	195,169	699
52,676
Total Common Stocks (Cost $706,187)	579,506
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Temporary Cash Investment (0.7%)
[1,2]	Vanguard Market Liquidity Fund (Cost $4,276)	2.296%	4,276,100	4,276
Total Investments (100.8%) (Cost $710,463)	583,782
[2] Other Assets and Liabilities-Net (-0.8%)	(4,704)
Net Assets (100%)	579,078

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,034,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $4,276,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $710,463,000. Net unrealized depreciation of investment securities for tax purposes was $126,681,000, consisting of unrealized gains of $9,308,000 on securities that had risen in value since their purchase and $135,989,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.2%)
*	Apollo Group, Inc. Class A	143,750	8,524
	Cablevision Systems NY Group Class A	235,325	5,921
	Tim Hortons, Inc.	186,171	5,516
*	AutoZone Inc.	44,639	5,506
*	GameStop Corp. Class A	156,328	5,348
^	Wynn Resorts Ltd.	61,997	5,061
	Nordstrom, Inc.	165,555	4,771
	Polo Ralph Lauren Corp.	56,586	3,771
*	Urban Outfitters, Inc.	117,811	3,755
*	The Goodyear Tire & Rubber Co.	230,188	3,524
	Abercrombie & Fitch Co.	87,068	3,435
*	ITT Educational Services, Inc.	39,110	3,164
*,^	CarMax, Inc.	220,257	3,084
*	Priceline.com, Inc.	36,888	2,524
	Burger King Holdings Inc.	95,131	2,336
*	NVR, Inc.	3,993	2,284
*,^	Lamar Advertising Co. Class A	73,623	2,274
	Tiffany & Co.	63,398	2,252
*	Discovery Communications Inc. Class C	141,574	2,005
	Pulte Homes, Inc.	143,131	2,000
	Guess ?, Inc.	57,457	1,999
*	Penn National Gaming, Inc.	74,379	1,976
*	Discovery Communications Inc. Class A	135,141	1,926
	Harman International Industries, Inc.	55,628	1,895
*	Toll Brothers, Inc.	67,930	1,714
*	Sirius XM Radio Inc.	2,691,712	1,534
*	Expedia, Inc.	98,558	1,489
	Weight Watchers International, Inc.	35,819	1,311
*	Interpublic Group of Cos., Inc.	166,572	1,291
	American Eagle Outfitters, Inc.	65,385	997
*	CTC Media, Inc.	46,056	691
*	Clear Channel Outdoor Holdings, Inc. Class A	41,049	562
			94,440
Consumer Staples (4.2%)
*	Dr. Pepper Snapple Group, Inc.	254,999	6,752
	The Estee Lauder Cos. Inc. Class A	104,677	5,225
*	Energizer Holdings, Inc.	55,051	4,434
	The Clorox Co.	69,469	4,355
	Church & Dwight, Inc.	67,009	4,161
*	Dean Foods Co.	153,040	3,575
^	Whole Foods Market, Inc.	141,339	2,831
*,^	Hansen Natural Corp.	75,498	2,284
	Brown-Forman Corp. Class B	19,176	1,377
*,^	Bare Escentuals, Inc.	55,024	598
			35,592
Energy (16.2%)
	Noble Corp.	270,867	11,891
	Murphy Oil Corp.	181,894	11,667
*	Southwestern Energy Co.	344,643	10,525
*	Ultra Petroleum Corp.	154,027	8,524
	CONSOL Energy, Inc.	184,206	8,453

*	Cameron International Corp.	218,367	8,416
	ENSCO International, Inc.	145,481	8,384
	Range Resources Corp.	155,539	6,668
*	FMC Technologies Inc.	129,067	6,008
*	Petrohawk Energy Corp.	249,187	5,390
*	Pride International, Inc.	169,094	5,007
	Arch Coal, Inc.	145,276	4,778
*	Denbury Resources, Inc.	247,943	4,721
	Helmerich & Payne, Inc.	105,158	4,542
*	Alpha Natural Resources, Inc.	70,864	3,644
*	Nabors Industries, Inc.	141,777	3,533
	Massey Energy Co.	81,219	2,897
	Walter Industries, Inc.	55,710	2,643
	Cabot Oil & Gas Corp.	64,086	2,316
	Rowan Cos., Inc.	73,676	2,251
*	Quicksilver Resources, Inc.	103,749	2,037
*	Exterran Holdings, Inc.	62,762	2,006
*	Continental Resources, Inc.	51,053	2,003
	Frontier Oil Corp.	104,797	1,930
*	Plains Exploration & Production Co.	54,098	1,902
*	IHS Inc. Class A	36,776	1,752
*	SandRidge Energy, Inc.	73,567	1,442
	Patterson-UTI Energy, Inc.	54,441	1,090
*	CNX Gas Corp.	30,312	679
			137,099
Financials (3.6%)
*	IntercontinentalExchange Inc.	56,904	4,591
*	Nasdaq Stock Market Inc.	140,887	4,307
	Janus Capital Group Inc.	164,092	3,984
	Eaton Vance Corp.	110,389	3,889
*	TD Ameritrade Holding Corp.	239,066	3,873
	SEI Investments Co.	136,132	3,022
	Brown & Brown, Inc.	120,582	2,607
*	CB Richard Ellis Group, Inc.	183,425	2,452
*,^	The St. Joe Co.	32,636	1,276
	Forest City Enterprise Class A	22,202	681
			30,682
Health Care (16.0%)
	C.R. Bard, Inc.	100,057	9,492
*	Intuitive Surgical, Inc.	39,008	9,400
*	Laboratory Corp. of America Holdings	112,177	7,796
*	Varian Medical Systems, Inc.	126,610	7,233
*	DaVita, Inc.	105,528	6,016
*	Waters Corp.	100,896	5,870
*	Covance, Inc.	63,361	5,602
	DENTSPLY International Inc.	142,516	5,350
*	Hologic, Inc.	257,882	4,985
*	Vertex Pharmaceuticals, Inc.	149,799	4,979
*	Coventry Health Care Inc.	152,870	4,976
*	Illumina, Inc.	122,248	4,955
*	Henry Schein, Inc.	90,981	4,899
	Pharmaceutical Product Development, Inc.	108,537	4,488
*	Millipore Corp.	55,532	3,821
*	ImClone Systems, Inc.	61,016	3,810

	Applied Biosystems Inc.	110,425	3,782
	IMS Health, Inc.	182,649	3,454
*	Barr Pharmaceuticals Inc.	51,700	3,376
*	Patterson Cos.	104,309	3,172
*	Cerner Corp.	69,032	3,082
	Perrigo Co.	80,032	3,078
*	Hospira, Inc.	80,188	3,063
*	Amylin Pharmaceuticals, Inc.	138,180	2,794
*	Humana Inc.	59,705	2,460
*	Endo Pharmaceuticals Holdings, Inc.	121,212	2,424
*	Sepracor Inc.	108,474	1,986
*	Charles River Laboratories, Inc.	34,286	1,904
*	Cephalon, Inc.	23,862	1,849
	Beckman Coulter, Inc.	22,190	1,575
*	Kinetic Concepts, Inc.	54,631	1,562
*	Warner Chilcott Ltd.	101,154	1,530
*	WellCare Health Plans Inc.	27,344	984
			135,747
Industrials (20.4%)
	L-3 Communications Holdings, Inc.	123,623	12,155
	Fluor Corp.	178,799	9,959
	ITT Industries, Inc.	173,955	9,674
	C.H. Robinson Worldwide Inc.	171,884	8,759
	Cummins Inc.	194,478	8,503
	Rockwell Collins, Inc.	162,009	7,791
	Expeditors International of Washington, Inc.	214,974	7,490
*	Jacobs Engineering Group Inc.	122,766	6,667
	Fastenal Co.	127,754	6,310
*	McDermott International, Inc.	228,253	5,832
	The Dun & Bradstreet Corp.	56,253	5,308
*	Foster Wheeler Ltd.	145,289	5,246
	Flowserve Corp.	58,070	5,155
	Roper Industries Inc.	90,116	5,133
*	Stericycle, Inc.	86,898	5,119
	Joy Global Inc.	108,793	4,911
*	Iron Mountain, Inc.	192,504	4,699
*	Quanta Services, Inc.	172,989	4,672
	Ametek, Inc.	107,542	4,385
*	AGCO Corp.	92,461	3,940
	Robert Half International, Inc.	152,081	3,764
	Bucyrus International, Inc.	75,367	3,367
	Harsco Corp.	84,870	3,156
*	Terex Corp.	101,627	3,102
*	Covanta Holding Corp.	124,388	2,978
*	Copart, Inc.	75,574	2,872
	J.B. Hunt Transport Services, Inc.	81,727	2,727
*,^	SunPower Corp. Class A	38,434	2,726
	KBR Inc.	171,161	2,614
*	Shaw Group, Inc.	83,570	2,568
*	AMR Corp.	251,473	2,469
	Equifax, Inc.	65,183	2,246
	The Manitowoc Co., Inc.	130,864	2,035
*	Monster Worldwide Inc.	114,286	1,704
*	Spirit Aerosystems Holdings Inc.	103,474	1,663

*	Delta Air Lines Inc.	103,266	769
*	USG Corp.	26,107	668
			173,136
Information Technology (17.1%)
*	Fiserv, Inc.	165,225	7,818
*	Autodesk, Inc.	225,192	7,555
	Amphenol Corp.	176,747	7,095
	Linear Technology Corp.	223,613	6,856
*	Cognizant Technology Solutions Corp.	291,160	6,647
	Harris Corp.	135,763	6,272
	Altera Corp.	302,160	6,249
*	BMC Software, Inc.	192,515	5,512
*	VeriSign, Inc.	196,250	5,118
*	Alliance Data Systems Corp.	79,923	5,065
*	FLIR Systems, Inc.	131,485	5,052
*	salesforce.com, inc.	102,943	4,982
*	Marvell Technology Group Ltd.	514,958	4,789
*	Citrix Systems, Inc.	184,991	4,673
*	Affiliated Computer Services, Inc. Class A	90,505	4,582
*	SanDisk Corp.	226,524	4,429
	National Semiconductor Corp.	244,444	4,207
*	LAM Research Corp.	125,981	3,967
*	McAfee Inc.	105,405	3,580
*	Teradata Corp.	181,138	3,532
*	Hewitt Associates, Inc.	88,288	3,217
*	Trimble Navigation Ltd.	122,232	3,161
*	Micron Technology, Inc.	766,928	3,106
*	Akamai Technologies, Inc.	169,600	2,958
*	Red Hat, Inc.	192,006	2,894
	SunPower Corp. Class B	41,594	2,872
	Total System Services, Inc.	169,814	2,785
*	DST Systems, Inc.	41,221	2,308
*	Advanced Micro Devices, Inc.	396,847	2,083
*	Nuance Communications, Inc.	170,312	2,076
*	JDS Uniphase Corp.	226,096	1,913
*	Dolby Laboratories Inc.	51,220	1,802
*	Western Digital Corp.	78,132	1,666
	Molex, Inc.	64,630	1,451
*	Avnet, Inc.	53,083	1,307
*	NCR Corp.	59,119	1,304
*	Cypress Semiconductor Corp.	1	—
			144,883
Materials (5.7%)
	Sigma-Aldrich Corp.	129,931	6,811
*	Owens-Illinois, Inc.	168,052	4,941
	CF Industries Holdings, Inc.	53,982	4,937
	Cleveland-Cliffs Inc.	91,052	4,820
^	Martin Marietta Materials, Inc.	41,659	4,665
*	Crown Holdings, Inc.	161,669	3,591
	AK Steel Holding Corp.	112,913	2,927
	Allegheny Technologies Inc.	91,651	2,708
	Terra Industries, Inc.	92,038	2,706
	Albemarle Corp.	73,765	2,275
*	Pactiv Corp.	65,812	1,634

Celanese Corp. Series A	53,283	1,487
Titanium Metals Corp.	118,656	1,346
FMC Corp.	25,088	1,289
Reliance Steel & Aluminum Co.	33,087	1,256
Huntsman Corp.	82,400	1,038
48,431
Telecommunication Services (2.5%)
*	Crown Castle International Corp.	270,416	7,834
*	NII Holdings Inc.	168,890	6,404
*	MetroPCS Communications Inc.	210,605	2,946
*	Leap Wireless International, Inc.	55,552	2,117
*,^	Level 3 Communications, Inc.	781,056	2,109
21,410
Utilities (3.1%)
Allegheny Energy, Inc.	169,358	6,227
*	NRG Energy, Inc.	225,899	5,591
Questar Corp.	113,532	4,646
Equitable Resources, Inc.	124,238	4,558
*	Reliant Energy, Inc.	348,797	2,564
Energen Corp.	34,339	1,555
*	Dynegy, Inc.	176,995	634
25,775
Total Common Stocks (Cost $1,115,994)	847,195

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Money Market Fund (1.7%)
[1,2]	Vanguard Market Liquidity Fund (Cost $14,688)	2.296%	14,688,300	14,688
Total Investments (101.7%) (Cost $1,130,682)	861,883
[2] Other Assets and Liabilities-Net (-1.7%)	(14,190)
Net Assets (100%)	847,693

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,081,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $13,235,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $1,130,682,000. Net unrealized depreciation of investment securities for tax purposes was $268,799,000, consisting of unrealized gains of $7,133,000 on securities that had risen in value since their purchase and $275,932,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Large Cap Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (8.9%)
	McDonald's Corp.	232,875	14,368
	The Walt Disney Co.	371,728	11,408
	Time Warner, Inc.	734,770	9,633
	Home Depot, Inc.	347,018	8,984
	Comcast Corp. Class A	397,272	7,798
	Target Corp.	153,807	7,544
	Lowe's Cos., Inc.	300,270	7,113
	NIKE, Inc. Class B	75,584	5,057
*	Amazon.com, Inc.	64,374	4,684
	News Corp., Class A	373,189	4,475
	Comcast Corp. Special Class A	187,710	3,702
	Johnson Controls, Inc.	121,918	3,698
*	DIRECTV Group, Inc.	141,052	3,691
	Staples, Inc.	144,166	3,244
	Yum! Brands, Inc.	97,135	3,168
	Carnival Corp.	89,596	3,167
*	Viacom Inc. Class B	112,220	2,788
*	Kohl's Corp.	60,230	2,775
	Best Buy Co., Inc.	71,933	2,697
	TJX Cos., Inc.	87,230	2,662
	Omnicom Group Inc.	65,729	2,535
*	Liberty Media Corp.	101,137	2,525
*	Starbucks Corp.	149,121	2,217
	The McGraw-Hill Cos., Inc.	66,069	2,088
	The Gap, Inc.	105,644	1,878
*	Ford Motor Co.	356,331	1,853
	Harley-Davidson, Inc.	48,657	1,815
	Fortune Brands, Inc.	31,607	1,813
	CBS Corp.	121,207	1,767
*	Coach, Inc.	70,279	1,760
*	Apollo Group, Inc. Class A	29,310	1,738
*	Bed Bath & Beyond, Inc.	52,995	1,665
	Macy's Inc.	86,487	1,555
	Marriott International, Inc. Class A	58,149	1,517
	H & R Block, Inc.	66,770	1,506
*	Liberty Media Corp.-Interactive Series A	116,081	1,499
	J.C. Penney Co., Inc. (Holding Co.)	43,150	1,439
*,^	Sears Holdings Corp.	14,948	1,398
	VF Corp.	18,033	1,394
	Genuine Parts Co.	33,752	1,357
	Mattel, Inc.	74,229	1,339
	Whirlpool Corp.	15,421	1,223
	Cablevision Systems NY Group Class A	47,888	1,205
	Sherwin-Williams Co.	20,790	1,188
	Tim Hortons, Inc.	38,029	1,127

*	AutoZone Inc.	9,067	1,118
	International Game Technology	63,855	1,097
	Limited Brands, Inc.	63,311	1,097
	News Corp., Class B	89,826	1,091
*	GameStop Corp. Class A	31,862	1,090
	Starwood Hotels & Resorts Worldwide, Inc.	38,432	1,081
	Wynn Resorts Ltd.	12,561	1,025
*	Liberty Global, Inc. Class A	33,544	1,016
	Ross Stores, Inc.	27,242	1,003
	Newell Rubbermaid, Inc.	57,050	985
	Nordstrom, Inc.	33,919	978
*	Liberty Global, Inc. Series C	32,853	923
	Tiffany & Co.	25,802	916
	Eastman Kodak Co.	59,043	908
*	DISH Network Corp.	43,098	905
*	Time Warner Cable, Inc.	36,956	894
	Hasbro, Inc.	25,667	891
^	General Motors Corp.	92,392	873
*,^	Garmin Ltd.	24,509	832
*	Mohawk Industries, Inc.	12,019	810
	Gannett Co., Inc.	46,867	793
*	Las Vegas Sands Corp.	21,820	788
	BorgWarner, Inc.	23,924	784
	Darden Restaurants Inc.	27,169	778
	Polo Ralph Lauren Corp.	11,589	772
	Advance Auto Parts, Inc.	19,446	771
*	Urban Outfitters, Inc.	24,028	766
	Black & Decker Corp.	12,523	761
	D. R. Horton, Inc.	58,175	757
	Leggett & Platt, Inc.	34,455	751
*	Interpublic Group of Cos., Inc.	96,650	749
*	The Goodyear Tire & Rubber Co.	46,712	715
*	O'Reilly Automotive, Inc.	26,400	707
	Washington Post Co. Class B	1,263	703
	Abercrombie & Fitch Co.	17,626	695
*	Toll Brothers, Inc.	27,544	695
*	Dollar Tree, Inc.	18,497	673
	Scripps Networks Interactive	18,140	659
	Family Dollar Stores, Inc.	27,532	653
	PetSmart, Inc.	26,080	644
*	ITT Educational Services, Inc.	7,961	644
*	CarMax, Inc.	44,975	630
	Pulte Homes, Inc.	44,903	627
	The Stanley Works	14,614	610
*	Expedia, Inc.	40,058	605
	Royal Caribbean Cruises, Ltd.	28,420	590
	American Eagle Outfitters, Inc.	38,241	583
	Wyndham Worldwide Corp.	36,622	575
*,^	MGM Mirage, Inc.	20,020	571
	Foot Locker, Inc.	31,828	514
*	Priceline.com, Inc.	7,450	510
	Autoliv, Inc.	14,798	499

	Burger King Holdings Inc.	19,442	478
*	NVR, Inc.	822	470
*	Lamar Advertising Co. Class A	14,974	463
	Virgin Media Inc.	57,296	453
	RadioShack Corp.	25,787	446
	WABCO Holdings Inc.	12,092	430
	Centex Corp.	25,276	409
*	Discovery Communications Inc. Class C	28,855	409
*	Penn National Gaming, Inc.	15,185	403
	Lennar Corp. Class A	26,530	403
	Guess ?, Inc.	11,528	401
	New York Times Co. Class A	28,052	401
*	Discovery Communications Inc. Class A	27,501	392
	Harman International Industries, Inc.	11,333	386
	Brinker International, Inc.	21,056	377
*	Office Depot, Inc.	55,889	325
	KB Home	15,951	314
*	Sirius XM Radio Inc.	547,801	312
*,^	AutoNation, Inc.	27,481	309
	Williams-Sonoma, Inc.	18,828	305
	Weight Watchers International, Inc.	7,282	267
*	Wendy's/Arby's Group, Inc.	35,453	186
*	CTC Media, Inc.	9,737	146
*	Clear Channel Outdoor Holdings, Inc. Class A	8,273	113
		203,760
Consumer Staples (11.6%)
	The Procter & Gamble Co.	627,055	43,700
	Wal-Mart Stores, Inc.	487,079	29,171
	PepsiCo, Inc.	325,799	23,220
	The Coca-Cola Co.	429,387	22,706
	Philip Morris International Inc.	433,255	20,840
	CVS/Caremark Corp.	293,519	9,880
	Kraft Foods Inc.	298,944	9,790
	Anheuser-Busch Cos., Inc.	146,462	9,502
	Altria Group, Inc.	430,060	8,532
	Colgate-Palmolive Co.	104,293	7,859
	Walgreen Co.	203,423	6,298
	Costco Wholesale Corp.	89,084	5,784
	Kimberly-Clark Corp.	86,011	5,577
	General Mills, Inc.	68,923	4,736
	Sysco Corp.	123,421	3,805
	Avon Products, Inc.	87,613	3,642
	The Kroger Co.	128,935	3,543
	H.J. Heinz Co.	64,597	3,224
	Wm. Wrigley Jr. Co.	40,396	3,207
	Kellogg Co.	54,509	3,058
	Archer-Daniels-Midland Co.	118,889	2,605
	Lorillard, Inc.	35,746	2,543
	Safeway, Inc.	90,030	2,136
	UST, Inc.	30,334	2,018
	ConAgra Foods, Inc.	100,006	1,946
	Sara Lee Corp.	145,118	1,833

	Campbell Soup Co.	46,636	1,800
	The Clorox Co.	28,403	1,781
	Reynolds American Inc.	36,348	1,767
	Bunge Ltd.	24,939	1,576
*	Dr. Pepper Snapple Group, Inc.	52,076	1,379
	The Hershey Co.	32,372	1,280
	Molson Coors Brewing Co. Class B	25,192	1,178
	The Estee Lauder Cos. Inc. Class A	21,346	1,065
	Coca-Cola Enterprises, Inc.	59,731	1,002
	SuperValu Inc.	43,687	948
	McCormick & Co., Inc.	23,655	910
*	Energizer Holdings, Inc.	11,272	908
*	Constellation Brands, Inc. Class A	39,714	852
	The Pepsi Bottling Group, Inc.	29,065	848
	Church & Dwight, Inc.	13,595	844
	Brown-Forman Corp. Class B	11,226	806
*	Ralcorp Holdings, Inc.	11,585	781
*	Dean Foods Co.	31,172	728
	Tyson Foods, Inc.	59,311	708
^	Whole Foods Market, Inc.	28,763	576
	Hormel Foods Corp.	15,370	558
*	Hansen Natural Corp.	15,349	464
*	Smithfield Foods, Inc.	25,017	397
	PepsiAmericas, Inc.	13,447	279
	Wm. Wrigley Jr. Co. Class B	1,719	136
*	Bare Escentuals, Inc.	11,258	122
			264,848
Energy (13.0%)
	ExxonMobil Corp.	1,085,229	84,279
	Chevron Corp.	424,827	35,040
	ConocoPhillips Co.	300,952	22,045
	Schlumberger Ltd.	245,105	19,140
	Occidental Petroleum Corp.	168,631	11,880
	Devon Energy Corp.	87,143	7,947
*	Transocean, Inc.	65,572	7,202
	Apache Corp.	68,611	7,155
	Halliburton Co.	179,217	5,805
	Marathon Oil Corp.	145,435	5,798
	XTO Energy, Inc.	112,921	5,253
	Hess Corp.	59,798	4,908
	Anadarko Petroleum Corp.	96,152	4,664
	EOG Resources, Inc.	50,959	4,559
*	National Oilwell Varco Inc.	85,301	4,285
	Baker Hughes, Inc.	63,310	3,833
	Chesapeake Energy Corp.	105,558	3,785
*	Weatherford International Ltd.	139,141	3,498
	Valero Energy Corp.	108,407	3,285
	Spectra Energy Corp.	130,033	3,095
	Williams Cos., Inc.	119,847	2,834
	Smith International, Inc.	45,033	2,641
	Peabody Energy Corp.	55,762	2,509
	Noble Corp.	55,183	2,422

	Murphy Oil Corp.	37,007	2,374
*	Southwestern Energy Co.	70,026	2,139
	Noble Energy, Inc.	35,368	1,966
	El Paso Corp.	144,069	1,838
*	Ultra Petroleum Corp.	31,399	1,738
	CONSOL Energy, Inc.	37,540	1,723
*	Cameron International Corp.	44,359	1,710
	ENSCO International, Inc.	29,599	1,706
	Diamond Offshore Drilling, Inc.	14,382	1,482
*	Nabors Industries, Inc.	57,752	1,439
	Range Resources Corp.	31,705	1,359
	Pioneer Natural Resources Co.	24,460	1,279
*	FMC Technologies Inc.	26,274	1,223
	BJ Services Co.	60,294	1,153
*	Petrohawk Energy Corp.	50,430	1,091
*	Pride International, Inc.	34,385	1,018
	Arch Coal, Inc.	29,568	972
*	Denbury Resources, Inc.	50,506	962
	Helmerich & Payne, Inc.	21,450	926
*	Newfield Exploration Co.	27,090	867
	Sunoco, Inc.	24,137	859
*	Forest Oil Corp.	17,190	853
	Cimarex Energy Co.	16,921	828
*	Plains Exploration & Production Co.	22,178	780
*	Alpha Natural Resources, Inc.	14,364	739
	Cabot Oil & Gas Corp.	20,148	728
	Rowan Cos., Inc.	22,882	699
*	Kinder Morgan Management, LLC	13,849	681
	Patterson-UTI Energy, Inc.	31,611	633
	Massey Energy Co.	16,365	584
	Walter Industries, Inc.	11,302	536
	Tesoro Corp.	28,234	466
*	Quicksilver Resources, Inc.	21,192	416
*	Exterran Holdings, Inc.	12,815	409
*	Continental Resources, Inc.	10,398	408
	Frontier Oil Corp.	21,322	393
*	IHS Inc. Class A	7,576	361
*	SandRidge Energy, Inc.	14,714	288
*	CNX Gas Corp.	6,229	139
			297,627
Financials (16.3%)
	JPMorgan Chase & Co.	752,266	35,131
	Bank of America Corp.	936,328	32,771
	Wells Fargo & Co.	644,432	24,186
	Citigroup, Inc.	1,078,321	22,116
	U.S. Bancorp	357,568	12,880
	The Goldman Sachs Group, Inc.	80,423	10,294
*	Berkshire Hathaway Inc. Class B	2,028	8,913
	Merrill Lynch & Co., Inc.	319,965	8,095
	MetLife, Inc.	141,057	7,899
	Bank of New York Mellon Corp.	234,956	7,655
	American Express Co.	214,150	7,587

	Prudential Financial, Inc.	89,231	6,425
	AFLAC Inc.	97,666	5,738
	The Travelers Cos., Inc.	124,219	5,615
	PNC Financial Services Group	71,052	5,308
	Charles Schwab Corp.	199,979	5,199
	State Street Corp.	87,582	4,982
	The Allstate Corp.	107,472	4,957
	Morgan Stanley	204,701	4,708
	CME Group, Inc.	12,449	4,625
	Simon Property Group, Inc. REIT	46,282	4,489
	BB&T Corp.	112,396	4,249
	The Chubb Corp.	75,039	4,120
	Capital One Financial Corp.	77,026	3,928
	Ace Ltd.	68,470	3,706
	Marsh & McLennan Cos., Inc.	104,995	3,335
	SunTrust Banks, Inc.	68,404	3,077
	Franklin Resources Corp.	34,061	3,002
	Northern Trust Corp.	40,669	2,936
	T. Rowe Price Group Inc.	50,585	2,717
	Loews Corp.	67,097	2,650
	The Hartford Financial Services Group Inc.	64,610	2,648
	Public Storage, Inc. REIT	26,172	2,591
	Vornado Realty Trust REIT	28,436	2,586
	Aon Corp.	55,277	2,485
	Equity Residential REIT	55,547	2,467
	The Principal Financial Group, Inc.	53,032	2,306
	Boston Properties, Inc. REIT	24,574	2,302
	Progressive Corp. of Ohio	132,056	2,298
	Lincoln National Corp.	53,287	2,281
	ProLogis REIT	53,844	2,222
	HCP, Inc. REIT	51,278	2,058
	Unum Group	71,179	1,787
	Hudson City Bancorp, Inc.	95,805	1,768
	Plum Creek Timber Co. Inc. REIT	35,247	1,757
	Ameriprise Financial, Inc.	45,696	1,746
	Kimco Realty Corp. REIT	46,918	1,733
	Leucadia National Corp.	38,078	1,730
	Invesco, Ltd.	79,560	1,669
	American International Group, Inc.	490,306	1,633
	Avalonbay Communities, Inc. REIT	15,810	1,556
	Wachovia Corp.	442,866	1,550
	Annaly Mortgage Management Inc. REIT	108,444	1,459
	Moody's Corp.	42,529	1,446
	Ventas, Inc. REIT	28,426	1,405
	People's United Financial Inc.	70,991	1,367
	Regions Financial Corp.	141,986	1,363
	Host Hotels & Resorts Inc. REIT	101,664	1,351
	M & T Bank Corp.	14,739	1,315
	Fifth Third Bancorp	105,588	1,256
	Discover Financial Services	88,228	1,219
	KeyCorp	99,226	1,185
*	SLM Corp.	95,790	1,182

	Assurant, Inc.	20,530	1,129
	New York Community Bancorp, Inc.	66,852	1,122
	XL Capital Ltd. Class A	62,321	1,118
	Torchmark Corp.	18,415	1,101
	Everest Re Group, Ltd.	12,701	1,099
	Legg Mason Inc.	28,502	1,085
	Health Care Inc. REIT	19,919	1,060
	NYSE Euronext	27,061	1,060
*,^	American Capital Ltd.	41,556	1,060
	Federal Realty Investment Trust REIT	12,131	1,038
	Comerica, Inc.	30,856	1,012
	Marshall & Ilsley Corp.	47,804	963
	Regency Centers Corp. REIT	14,299	954
	The Macerich Co. REIT	14,832	944
*	IntercontinentalExchange Inc.	11,593	935
	Willis Group Holdings Ltd.	28,850	931
	Axis Capital Holdings Ltd.	29,059	921
	AMB Property Corp. REIT	20,253	917
	Cincinnati Financial Corp.	31,864	906
*	Nasdaq Stock Market Inc.	28,564	873
^	Zions Bancorp	21,962	850
	Janus Capital Group Inc.	33,724	819
	Eaton Vance Corp.	22,489	792
*	TD Ameritrade Holding Corp.	48,685	789
	White Mountains Insurance Group Inc.	1,664	782
	SL Green Realty Corp. REIT	12,062	782
	Developers Diversified Realty Corp. REIT	24,463	775
	Genworth Financial Inc.	88,220	760
	PartnerRe Ltd.	11,136	758
	General Growth Properties Inc. REIT	49,209	743
*	The St. Joe Co.	18,882	738
	Duke Realty Corp. REIT	29,984	737
	W.R. Berkley Corp.	31,036	731
	Liberty Property Trust REIT	18,971	714
	UDR, Inc. REIT	26,522	694
*	Markel Corp.	1,952	686
*	Arch Capital Group Ltd.	9,236	675
	RenaissanceRe Holdings Ltd.	12,528	651
	Raymond James Financial, Inc.	19,483	643
	Apartment Investment & Management Co. Class A REIT	18,298	641
	HCC Insurance Holdings, Inc.	23,554	636
	SEI Investments Co.	28,003	622
	Fidelity National Financial, Inc. Class A	42,167	620
	Synovus Financial Corp.	57,825	598
	Commerce Bancshares, Inc.	12,621	586
	Old Republic International Corp.	45,152	576
	Huntington Bancshares Inc.	71,684	573
	Weingarten Realty Investors REIT	15,607	557
	Federated Investors, Inc.	18,764	541
	Brown & Brown, Inc.	24,737	535
	Associated Banc-Corp.	25,056	500

	Camden Property Trust REIT	10,895	500
*	CB Richard Ellis Group, Inc.	37,368	500
^	MBIA, Inc.	41,505	494
	First American Corp.	16,100	475
	CapitalSource Inc. REIT	38,593	475
	Nationwide Financial Services, Inc.	9,507	469
	City National Corp.	8,408	457
	Popular, Inc.	54,674	453
	American Financial Group, Inc.	15,169	447
	Sovereign Bancorp, Inc.	111,372	440
	TCF Financial Corp.	23,652	426
	CIT Group Inc.	58,257	405
	Hospitality Properties Trust REIT	19,494	400
	Allied Capital Corp.	37,015	400
	Forest City Enterprise Class A	13,032	400
	Protective Life Corp.	13,761	392
	First Horizon National Corp.	39,859	379
*	Reinsurance Group of America, Incorp. Class A	6,587	356
	Fannie Mae	218,492	334
	TFS Financial Corp.	24,303	304
	Transatlantic Holdings, Inc.	5,395	293
	National City Corp.	147,598	258
	BOK Financial Corp.	4,901	237
	Freddie Mac	131,918	226
*	Reinsurance Group of America, Inc. Group-B	4,597	218
	Student Loan Corp.	843	78
	Washington Mutual, Inc.	104,030	8
	UnionBanCal Corp.	46	3
			372,173
Health Care (13.1%)
	Johnson & Johnson	578,794	40,099
	Pfizer Inc.	1,389,418	25,621
	Abbott Laboratories	316,992	18,252
	Merck & Co., Inc.	440,901	13,915
*	Amgen, Inc.	223,659	13,256
	Medtronic, Inc.	230,716	11,559
	Wyeth	273,898	10,118
	Eli Lilly & Co.	210,292	9,259
*	Gilead Sciences, Inc.	189,507	8,638
*	Genentech, Inc.	97,153	8,616
	Bristol-Myers Squibb Co.	406,618	8,478
	Baxter International, Inc.	128,905	8,460
	UnitedHealth Group Inc.	252,418	6,409
	Schering-Plough Corp.	332,917	6,149
*	Celgene Corp.	89,533	5,666
	Covidien Ltd.	101,803	5,473
*	WellPoint Inc.	108,096	5,056
*	Thermo Fisher Scientific, Inc.	85,865	4,723
*	Medco Health Solutions, Inc.	104,056	4,682
*	Genzyme Corp.	54,908	4,441
	Becton, Dickinson & Co.	50,243	4,032
	Stryker Corp.	59,139	3,684

	Cardinal Health, Inc.	73,211	3,608
	Aetna Inc.	99,564	3,595
*	Boston Scientific Corp.	276,465	3,392
*	Express Scripts Inc.	43,813	3,234
	Allergan, Inc.	62,665	3,227
*	Zimmer Holdings, Inc.	47,457	3,064
	McKesson Corp.	56,879	3,061
*	St. Jude Medical, Inc.	69,502	3,023
*	Biogen Idec Inc.	59,628	2,999
	CIGNA Corp.	57,494	1,954
	C.R. Bard, Inc.	20,474	1,942
*	Intuitive Surgical, Inc.	7,926	1,910
*	Forest Laboratories, Inc.	62,589	1,770
	Quest Diagnostics, Inc.	33,976	1,756
*	Laboratory Corp. of America Holdings	22,864	1,589
*	Varian Medical Systems, Inc.	25,859	1,477
*	Humana Inc.	34,791	1,433
*	Barr Pharmaceuticals Inc.	20,989	1,371
*	Hospira, Inc.	32,718	1,250
	AmerisourceBergen Corp.	32,962	1,241
*	DaVita, Inc.	21,519	1,227
*	Waters Corp.	20,542	1,195
	Applied Biosystems Inc.	34,641	1,186
*	Covance, Inc.	12,953	1,145
	DENTSPLY International Inc.	28,882	1,084
*	Cephalon, Inc.	13,961	1,082
*	Coventry Health Care Inc.	31,170	1,015
*	Vertex Pharmaceuticals, Inc.	30,500	1,014
*	Illumina, Inc.	24,967	1,012
*	Hologic, Inc.	52,266	1,010
*	Henry Schein, Inc.	18,555	999
	Beckman Coulter, Inc.	12,948	919
	Pharmaceutical Product Development, Inc.	21,990	909
*	ImClone Systems, Inc.	12,542	783
*	Charles River Laboratories, Inc.	14,038	780
*	Millipore Corp.	11,254	774
*	Invitrogen Corp.	19,184	725
	Omnicare, Inc.	25,004	719
*	Mylan Inc.	62,433	713
	IMS Health, Inc.	37,604	711
*	Patterson Cos.	21,143	643
*	Cerner Corp.	14,019	626
	Perrigo Co.	16,269	626
*	Community Health Systems, Inc.	19,626	575
*	Amylin Pharmaceuticals, Inc.	28,158	569
*	Health Net Inc.	22,051	520
*	Endo Pharmaceuticals Holdings, Inc.	24,614	492
*	King Pharmaceuticals, Inc.	50,188	481
*	Lincare Holdings, Inc.	15,111	455
*	Sepracor Inc.	21,996	403
*	Kinetic Concepts, Inc.	11,106	318
*	Warner Chilcott Ltd.	20,913	316

*	WellCare Health Plans Inc.	8,529	307
^	Brookdale Senior Living Inc.	7,368	162
			298,977
Industrials (10.9%)
	General Electric Co.	2,047,061	52,200
	United Technologies Corp.	189,949	11,408
	3M Co.	137,504	9,393
	United Parcel Service, Inc.	140,902	8,861
	The Boeing Co.	146,619	8,409
	Lockheed Martin Corp.	70,768	7,761
	Caterpillar, Inc.	126,392	7,533
	Union Pacific Corp.	101,811	7,245
	Burlington Northern Santa Fe Corp.	70,947	6,558
	Emerson Electric Co.	160,377	6,542
	Honeywell International Inc.	144,745	6,014
	General Dynamics Corp.	69,646	5,127
	Norfolk Southern Corp.	77,212	5,112
	FedEx Corp.	60,496	4,782
	Raytheon Co.	86,856	4,648
	CSX Corp.	83,117	4,536
	Deere & Co.	88,551	4,383
	Northrop Grumman Corp.	66,854	4,047
	Illinois Tool Works, Inc.	85,898	3,818
	Danaher Corp.	52,434	3,639
	Tyco International, Ltd.	101,803	3,565
	Waste Management, Inc.	100,765	3,173
	PACCAR, Inc.	71,280	2,722
	L-3 Communications Holdings, Inc.	25,260	2,484
	Precision Castparts Corp.	28,657	2,258
	Southwest Airlines Co.	150,393	2,182
	Ingersoll-Rand Co.	65,272	2,035
	Fluor Corp.	36,497	2,033
	ITT Industries, Inc.	35,418	1,970
	Parker Hannifin Corp.	34,432	1,825
	Eaton Corp.	32,123	1,805
	C.H. Robinson Worldwide Inc.	35,012	1,784
	Cummins Inc.	39,728	1,737
	Rockwell Collins, Inc.	32,986	1,586
	Dover Corp.	38,855	1,576
*	First Solar, Inc.	8,200	1,549
	Expeditors International of Washington, Inc.	43,760	1,525
	Textron, Inc.	51,124	1,497
	Cooper Industries, Inc. Class A	35,680	1,425
	Pitney Bowes, Inc.	42,476	1,413
*	Jacobs Engineering Group Inc.	25,049	1,360
	Masco Corp.	75,412	1,353
	Fastenal Co.	25,946	1,281
*	McDermott International, Inc.	46,540	1,189
	W.W. Grainger, Inc.	13,361	1,162
	Republic Services, Inc. Class A	37,251	1,117
	The Dun & Bradstreet Corp.	11,490	1,084
	Rockwell Automation, Inc.	28,579	1,067

	R.R. Donnelley & Sons Co.	43,476	1,066
	Goodrich Corp.	25,624	1,066
*	Foster Wheeler Ltd.	29,408	1,062
	Flowserve Corp.	11,918	1,058
	Roper Industries Inc.	18,364	1,046
*	Stericycle, Inc.	17,606	1,037
	Joy Global Inc.	22,172	1,001
*	Quanta Services, Inc.	35,252	952
*	Iron Mountain, Inc.	39,001	952
	Equifax, Inc.	26,584	916
	Ametek, Inc.	21,996	897
*	Allied Waste Industries, Inc.	79,972	889
	Avery Dennison Corp.	19,743	878
	Pall Corp.	25,223	867
	SPX Corp.	11,044	850
	Cintas Corp.	28,390	815
*	AGCO Corp.	18,674	796
	Robert Half International, Inc.	30,989	767
	Ryder System, Inc.	11,710	726
	Manpower Inc.	16,339	705
	Bucyrus International, Inc.	15,404	688
	Pentair, Inc.	19,320	668
	Harsco Corp.	17,261	642
*	Terex Corp.	20,779	634
*	Covanta Holding Corp.	25,276	605
*	Copart, Inc.	15,579	592
*,^	SunPower Corp. Class A	7,900	560
	J.B. Hunt Transport Services, Inc.	16,707	558
	KBR Inc.	34,914	533
*	Shaw Group, Inc.	17,086	525
*	AMR Corp.	51,318	504
*	Delta Air Lines Inc.	60,540	451
	The Manitowoc Co., Inc.	26,791	417
*	Owens Corning Inc.	16,557	396
*	USG Corp.	15,277	391
*	Monster Worldwide Inc.	23,155	345
*	Spirit Aerosystems Holdings Inc.	21,159	340
*	Hertz Global Holdings Inc.	29,783	225
	Oshkosh Truck Corp.	15,335	202
			249,395
Information Technology (16.0%)
	Microsoft Corp.	1,721,460	45,946
	International Business Machines Corp.	282,116	32,996
*	Cisco Systems, Inc.	1,213,251	27,371
	Hewlett-Packard Co.	506,322	23,412
	Intel Corp.	1,176,493	22,036
*	Apple Inc.	181,156	20,590
*	Google Inc.	49,024	19,635
*	Oracle Corp.	846,392	17,190
	QUALCOMM Inc.	332,473	14,286
*	Dell Inc.	373,553	6,156
	Texas Instruments, Inc.	271,680	5,841

	Visa Inc.	92,067	5,652
*	eBay Inc.	229,817	5,143
*	EMC Corp.	424,469	5,077
	Corning, Inc.	323,471	5,059
*	Yahoo! Inc.	268,910	4,652
	Accenture Ltd.	121,438	4,615
	Automatic Data Processing, Inc.	106,543	4,555
*	Adobe Systems, Inc.	109,272	4,313
	Applied Materials, Inc.	278,131	4,208
	Western Union Co.	151,835	3,746
*	Symantec Corp.	172,520	3,378
	Motorola, Inc.	463,101	3,306
	Tyco Electronics Ltd.	102,168	2,826
	MasterCard, Inc. Class A	15,016	2,663
*	Electronic Arts Inc.	65,350	2,417
*	Juniper Networks, Inc.	107,943	2,274
*	Agilent Technologies, Inc.	74,932	2,222
	Paychex, Inc.	66,648	2,201
	Xerox Corp.	184,728	2,130
*	Intuit, Inc.	62,472	1,975
*	Activision Blizzard, Inc.	120,948	1,866
*	Broadcom Corp.	91,590	1,706
	CA, Inc.	84,328	1,683
*	Fiserv, Inc.	33,646	1,592
	Analog Devices, Inc.	59,340	1,564
*	Autodesk, Inc.	46,050	1,545
	Amphenol Corp.	35,869	1,440
	Linear Technology Corp.	45,567	1,397
*	Cognizant Technology Solutions Corp.	59,303	1,354
	Xilinx, Inc.	57,435	1,347
*	MEMC Electronic Materials, Inc.	46,702	1,320
*	NetApp, Inc.	70,345	1,282
	Altera Corp.	61,705	1,276
	Harris Corp.	27,516	1,271
*	Computer Sciences Corp.	31,179	1,251
*	Sun Microsystems, Inc.	160,094	1,217
*	Flextronics International Ltd.	171,421	1,214
	Seagate Technology	99,551	1,207
*	NVIDIA Corp.	107,901	1,156
*	McAfee Inc.	33,193	1,127
*	BMC Software, Inc.	39,254	1,124
	Microchip Technology, Inc.	38,013	1,119
	KLA-Tencor Corp.	34,750	1,100
*	VeriSign, Inc.	39,918	1,041
*	Alliance Data Systems Corp.	16,233	1,029
*	FLIR Systems, Inc.	26,721	1,027
*	salesforce.com, inc.	20,996	1,016
*	Marvell Technology Group Ltd.	104,790	975
*	Western Digital Corp.	45,291	966
*	Citrix Systems, Inc.	37,512	948
*	Affiliated Computer Services, Inc. Class A	18,500	937
*	SanDisk Corp.	46,058	900

	National Semiconductor Corp.	50,125	863
*	LAM Research Corp.	25,685	809
*	NCR Corp.	34,643	764
*	Avnet, Inc.	30,796	758
	Fidelity National Information Services, Inc.	39,818	735
*	Teradata Corp.	37,071	723
*	LSI Corp.	130,516	700
*	Arrow Electronics, Inc.	25,278	663
*	Hewitt Associates, Inc.	18,123	660
*	Advanced Micro Devices, Inc.	124,112	652
*	Trimble Navigation Ltd.	24,730	639
*	Lexmark International, Inc.	19,474	634
*	Micron Technology, Inc.	155,831	631
	Lender Processing Services, Inc.	20,049	612
*	Akamai Technologies, Inc.	34,533	602
	SunPower Corp. Class B	8,548	590
*	Synopsys, Inc.	29,488	588
*	Red Hat, Inc.	39,024	588
	Total System Services, Inc.	34,526	566
*	Ingram Micro, Inc. Class A	31,193	501
*	DST Systems, Inc.	8,323	466
	Intersil Corp.	25,351	420
*	Nuance Communications, Inc.	34,455	420
*	Novellus Systems, Inc.	20,417	401
*	JDS Uniphase Corp.	46,068	390
*	Dolby Laboratories Inc.	10,450	368
*	Cadence Design Systems, Inc.	53,700	363
	Jabil Circuit, Inc.	36,557	349
	Molex, Inc. Class A	15,453	322
*	Tellabs, Inc.	78,220	318
	Molex, Inc.	13,184	296
*	VMware Inc.	8,654	230
			365,489
Materials (3.6%)
	Monsanto Co.	112,769	11,162
	E.I. du Pont de Nemours & Co.	185,037	7,457
	Dow Chemical Co.	191,145	6,075
	Praxair, Inc.	64,438	4,623
	Freeport-McMoRan Copper & Gold, Inc. Class B	78,623	4,470
	Alcoa Inc.	167,539	3,783
	Newmont Mining Corp. (Holding Co.)	89,722	3,478
	Air Products & Chemicals, Inc.	43,254	2,962
	Weyerhaeuser Co.	43,459	2,633
	Nucor Corp.	64,388	2,543
	International Paper Co.	83,406	2,184
	The Mosaic Co.	31,812	2,164
	PPG Industries, Inc.	33,719	1,967
	United States Steel Corp.	24,196	1,878
	Ecolab, Inc.	38,056	1,846
	Rohm & Haas Co.	26,263	1,838
	Vulcan Materials Co.	22,529	1,678
	Sigma-Aldrich Corp.	26,500	1,389

*	Owens-Illinois, Inc.	34,214	1,006
	CF Industries Holdings, Inc.	10,956	1,002
	Cleveland-Cliffs Inc.	18,526	981
^	Martin Marietta Materials, Inc.	8,454	947
	Eastman Chemical Co.	15,762	868
	Celanese Corp. Series A	30,990	865
	MeadWestvaco Corp.	35,614	830
	Airgas, Inc.	15,299	760
	FMC Corp.	14,701	755
	Ball Corp.	19,024	751
*	Crown Holdings, Inc.	32,884	730
	Sealed Air Corp.	33,174	730
*	Pactiv Corp.	26,919	668
	Sonoco Products Co.	20,582	611
	Lubrizol Corp.	13,945	602
	AK Steel Holding Corp.	22,952	595
	International Flavors & Fragrances, Inc.	14,876	587
	Steel Dynamics, Inc.	32,830	561
	Allegheny Technologies Inc.	18,670	552
	Terra Industries, Inc.	18,647	548
	Bemis Co., Inc.	20,678	540
	Reliance Steel & Aluminum Co.	13,427	510
*	Domtar Corp.	109,597	504
	Albemarle Corp.	15,189	468
	Huntsman Corp.	34,036	429
	Commercial Metals Co.	23,350	394
	Ashland, Inc.	11,725	343
	Titanium Metals Corp.	24,045	273
			82,540
Telecommunication Services (3.0%)
	AT&T Inc.	1,219,018	34,035
	Verizon Communications Inc.	585,478	18,788
	Sprint Nextel Corp.	569,978	3,477
*	American Tower Corp. Class A	81,463	2,930
*	Crown Castle International Corp.	55,263	1,601
*	NII Holdings Inc.	34,236	1,298
	Embarq Corp.	30,433	1,234
	Qwest Communications International Inc.	324,767	1,049
	Windstream Corp.	91,603	1,002
*	Level 3 Communications, Inc.	318,295	859
	Frontier Communications Corp.	66,391	764
	CenturyTel, Inc.	20,703	759
*	MetroPCS Communications Inc.	42,898	600
*	Leap Wireless International, Inc.	11,389	434
	Telephone & Data Systems, Inc.	10,902	390
	Telephone & Data Systems, Inc. - Special Common Shares	10,799	388
*	U.S. Cellular Corp.	3,947	185
			69,793
Utilities (3.7%)
	Exelon Corp.	134,773	8,439
	Southern Co.	157,642	5,942

Dominion Resources, Inc.	118,726	5,079
Duke Energy Corp.	259,583	4,525
FirstEnergy Corp.	62,721	4,202
FPL Group, Inc.	79,696	4,009
Entergy Corp.	39,369	3,504
Public Service Enterprise Group, Inc.	104,496	3,426
American Electric Power Co., Inc.	82,494	3,059
PPL Corp.	76,474	2,831
PG&E Corp.	74,527	2,791
Edison International	63,529	2,535
Sempra Energy	48,824	2,464
Consolidated Edison Inc.	55,966	2,404
Progress Energy, Inc.	51,018	2,200
	Xcel Energy, Inc.	88,388	1,767
	Ameren Corp.	42,951	1,676
*	AES Corp.	137,791	1,611
	Questar Corp.	35,546	1,455
	DTE Energy Co.	33,547	1,346
	Allegheny Energy, Inc.	34,438	1,266
*	NRG Energy, Inc.	45,816	1,134
	Wisconsin Energy Corp.	23,953	1,075
	MDU Resources Group, Inc.	35,508	1,030
	Pepco Holdings, Inc.	41,464	950
	CenterPoint Energy Inc.	64,014	933
	Equitable Resources, Inc.	25,230	926
	Constellation Energy Group, Inc.	36,672	891
	SCANA Corp.	22,725	885
	NiSource, Inc.	56,082	828
	Northeast Utilities	31,829	816
	Integrys Energy Group, Inc.	15,682	783
*	Mirant Corp.	42,641	780
	NSTAR	21,989	737
	Alliant Energy Corp.	22,705	731
	Pinnacle West Capital Corp.	20,746	714
	ONEOK, Inc.	20,281	698
	TECO Energy, Inc.	43,222	680
	Energen Corp.	14,050	636
	National Fuel Gas Co.	15,062	635
	DPL Inc.	23,397	580
	CMS Energy Corp.	46,268	577
*	Reliant Energy, Inc.	70,673	519
	Sierra Pacific Resources	48,139	461
*	Dynegy, Inc.	102,684	368
			84,898
Total Common Stocks (Cost $2,648,386)			2,289,500

	Coupon		Shares
Money Market Fund (0.6%)
[1,2]	Vanguard Market Liquidity Fund (Cost $14,042)	2.296%	14,042,339	14,042

Large Cap Index Fund

Total Investments (100.7%) (Cost $2,662,428)	2,303,542
[2] Other Assets and Liabilities-Net (-0.7%)	(15,451)
Net Assets (100%)	2,288,091

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,355,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $5,582,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2008, the cost of investment securities for tax purposes was $2,662,428,000. Net unrealized depreciation of investment securities for tax purposes was $358,886,000, consisting of unrealized gains of $80,981,000 on securities that had risen in value since their purchase and $439,867,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS *
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.